UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23148

Guardian Variable Products Trust

(Exact name of registrant as specified in charter)

10 Hudson Yards New York, N.Y. 10001

(Address of principal executive offices) (Zip code)

Dominique Baede

President

Guardian Variable Products Trust

10 Hudson Yards

New York, N.Y. 10001

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-598-8000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 is filed herewith.

Guardian Variable

Products Trust

2022

Semiannual Report

All Data as of June 30, 2022

Guardian Core Fixed Income VIP Fund

Not insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Core Fixed Income VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2022. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN CORE FIXED INCOME VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $495,459,187

Bond Sector Allocation[1] As of June 30, 2022

Bond Quality Allocation[2] As of June 30, 2022

1

GUARDIAN CORE FIXED INCOME VIP FUND

Top Ten Holdings[1] As of June 30, 2022

Holding	Coupon Rate	Maturity Date	% of Total Net Assets
U.S. Treasury Note	1.625%	8/15/2029	22.67%
U.S. Treasury Bond	2.375%	2/15/2042	9.76%
U.S. Treasury Bond	2.250%	2/15/2052	4.82%
Vanguard Short-Term Inflation-Protected Securities ETF	—	—	4.61%
Federal National Mortgage Association	3.000%	5/1/2052	1.90%
Federal Home Loan Mortgage Corp.	3.500%	6/1/2052	1.35%
Bank of America Corp.	4.271%	7/23/2029	1.26%
Hess Corp.	4.300%	4/1/2027	1.04%
Federal National Mortgage Association	4.000%	6/1/2052	1.03%
Federal National Mortgage Association	3.500%	6/1/2052	1.01%
Total			49.45%

[1]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Cash includes short-term investments and net other assets and liabilities.
[2]

The Bond Quality Allocation chart displays the percentage of fund assets allocated to each rating. Rating agencies’ independent ratings of individual securities are aggregated by Barclays, and market weights are reported using Standard & Poor’s letter rating conventions. Rating methodology uses the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services, and Fitch Ratings. When a rating from only two of the rating agencies is available, the lower rating is used. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standards of credit quality. Rating agencies may fail to make timely changes in credit ratings, and an issuer’s current financial condition may be better or worse than a rating indicates. In formulating investment decisions for the Fund, Park Avenue Institutional Advisers LLC develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

2

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 2, 2022 (commencement of operations) to June 30, 2022. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22- 6/30/22	Expense Ratio During Period 1/1/22- 6/30/22
Based on Actual Return*	$1,000.00	$990.00	$0.80	0.49%
Based on Hypothetical Return (5% Return Before Expenses)**	$1,000.00	$1,022.37	$2.46	0.49%

*

Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 60/365 (to reflect the period from May 2, 2022 (commencement of operations) through June 30, 2022).

**

Expenses (hypothetical expenses if the Fund had been in existence from 1/1/2022) are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

June 30, 2022 (unaudited)	Principal Amount	Value
Agency Mortgage–Backed Securities – 6.5%

Federal Home Loan Mortgage Corp. 3.00% due 3/1/2052	$2,945,331	$2,745,319
3.50% due 6/1/2052	6,965,762	6,703,845
4.00% due 6/1/2052	3,335,176	3,290,993

Federal National Mortgage Association 3.00% due 5/1/2052	10,113,956	9,424,986
3.50% due 6/1/2052	5,179,748	4,984,848
4.00% due 6/1/2052	5,181,778	5,113,125

Total Agency Mortgage–Backed Securities (Cost $32,676,121)		32,263,116
Asset–Backed Securities – 15.2%

Aligned Data Centers Issuer LLC 2021-1A A2 1.937% due 8/15/2046(1)	2,016,000	1,784,729

Ally Auto Receivables Trust 2022-1 A3 3.31% due 11/15/2026	3,850,000	3,825,837

AmeriCredit Automobile Receivables Trust 2020-3 C 1.06% due 8/18/2026	2,625,000	2,500,372

Anchorage Capital CLO 21 Ltd. 2021-21A B 2.813% (LIBOR 3 Month + 1.75%) due 10/20/2034(1)(2)	1,750,000	1,647,100

Ares XXVII CLO Ltd. 2013-2A BR2 2.888% (LIBOR 3 Month + 1.65%) due 10/28/2034(1)(2)	2,000,000	1,872,200

Ares XXVIIIR CLO Ltd. 2018-28RA A2 2.444% (LIBOR 3 Month + 1.40%) due 10/17/2030(1)(2)	2,400,000	2,282,160

BA Credit Card Trust 2020-A1 A1 0.34% due 5/15/2026	3,850,000	3,687,706

Benefit Street Partners CLO XVI Ltd. 2018-16A BR 2.594% (LIBOR 3 Month + 1.55%) due 1/17/2032(1)(2)	2,800,000	2,657,760

BMW Vehicle Owner Trust 2022-A A3 3.21% due 8/25/2026	2,500,000	2,479,157

Canyon Capital CLO Ltd. 2022-1A B 2.381% (SOFR + 1.85%) due 4/15/2035(1)(2)	2,000,000	1,873,600

CarMax Auto Owner Trust 2020-4 B 0.85% due 6/15/2026	2,200,000	2,055,775

June 30, 2022 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

Dryden Senior Loan Fund 2017-47A CR 3.094% (LIBOR 3 Month + 2.05%) due 4/15/2028(1)(2)	$2,100,000	$2,013,900

Exeter Automobile Receivables Trust 2022-2A A3 2.80% due 11/17/2025	2,450,000	2,424,047

Ford Credit Auto Owner Trust 2020-1 A 2.04% due 8/15/2031(1)	2,400,000	2,295,353

Ford Credit Floorplan Master Owner Trust 2020-2 A 1.06% due 9/15/2027	2,600,000	2,387,080

GM Financial Automobile Leasing Trust 2022-2 A3 3.42% due 6/20/2025	2,760,000	2,750,205

GM Financial Consumer Automobile Receivables Trust 2020-4 A4 0.50% due 2/17/2026	3,579,000	3,383,841

Hertz Vehicle Financing III LLC 2022-3A A 3.37% due 3/25/2025(1)	2,140,000	2,108,845

Hyundai Auto Lease Securitization Trust 2022-B A3 3.35% due 6/16/2025(1)	2,800,000	2,791,016

Hyundai Auto Receivables Trust 2022-A A3 2.22% due 10/15/2026	2,650,000	2,566,317

Jamestown CLO XI Ltd. 2018-11A A2 2.738% (LIBOR 3 Month + 1.70%) due 7/14/2031(1)(2)	2,800,000	2,681,560

Master Credit Card Trust 2021-1A A 0.53% due 11/21/2025(1)	3,120,000	2,960,290

Neuberger Berman Loan Advisers CLO 26 Ltd. 2017-26A BR 2.444% (LIBOR 3 Month + 1.40%) due 10/18/2030(1)(2)	1,050,000	1,000,440

OHA Credit Partners XIV Ltd. 2017-14A B 2.598% (LIBOR 3 Month + 1.50%) due 1/21/2030(1)(2)	2,000,000	1,911,400

Santander Drive Auto Receivables Trust 2022-3 A3 3.40% due 12/15/2026	2,800,000	2,782,059

Synchrony Card Funding LLC 2022-A1 A 3.37% due 4/15/2028	3,100,000	3,078,798

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

June 30, 2022 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

Toyota Auto Loan Extended Note Trust 2021-1A A 1.07% due 2/27/2034(1)	$2,175,000	$1,972,871

Verizon Owner Trust 2020-C A 0.41% due 4/21/2025	2,800,000	2,737,936

Volkswagen Auto Lease Trust 2020-A A4 0.45% due 7/21/2025	2,400,000	2,344,803

Voya CLO Ltd. 2015-3A A3R 2.763% (LIBOR 3 Month + 1.70%) due 10/20/2031(1)(2)	2,000,000	1,912,200

World Omni Auto Receivables Trust 2021-B A4 0.69% due 6/15/2027	2,800,000	2,612,355

Total Asset–Backed Securities (Cost $76,546,965)		75,381,712
Corporate Bonds & Notes – 27.7%

Aerospace & Defense – 0.5%

Boeing Co. 5.15% due 5/1/2030	1,700,000	1,630,963

Northrop Grumman Corp. 5.25% due 5/1/2050	600,000	633,684

		2,264,647
Agriculture – 0.6%

Cargill, Inc. 2.125% due 11/10/2031(1)	3,600,000	3,000,996

		3,000,996
Apparel – 0.2%

NIKE, Inc. 2.85% due 3/27/2030	1,200,000	1,101,816

		1,101,816
Beverages – 0.6%

Anheuser-Busch InBev Worldwide, Inc. 3.50% due 6/1/2030	1,200,000	1,124,496

PepsiCo, Inc. 1.95% due 10/21/2031	2,100,000	1,790,775

		2,915,271
Commercial Banks – 5.3%

ASB Bank Ltd. 2.375% due 10/22/2031(1)	3,000,000	2,492,820

Bank of America Corp. 4.271% (4.271% fixed rate until 7/23/2028; LIBOR 3 Month + 1.31% thereafter) due 7/23/2029(2)	6,500,000	6,250,920

Credit Suisse Group AG 4.207% (4.207% fixed rate until 6/12/2023; LIBOR 3 Month + 1.24% thereafter) due 6/12/2024(1)(2)	800,000	791,272

June 30, 2022 (unaudited)	Principal Amount	Value
Corporate Bonds & Notes (continued)

Commercial Banks (continued)

Goldman Sachs Group, Inc. 4.223% (4.223% fixed rate until 5/1/2028; LIBOR 3 Month + 1.30% thereafter) due 5/1/2029(2)	$2,000,000	$1,919,740

4.387% (4.387% fixed rate until 6/15/2026; SOFR + 1.51% thereafter) due 6/15/2027(2)	1,000,000	986,690

Huntington National Bank 4.552% (4.552% fixed rate until 5/17/2027; SOFR + 1.65% thereafter) due 5/17/2028(2)	2,400,000	2,389,464

JPMorgan Chase & Co. 4.203% (4.203% fixed rate until 7/23/2028; LIBOR 3 Month + 1.26% thereafter) due 7/23/2029(2)	2,800,000	2,700,152

Morgan Stanley 3.772% (3.772% fixed rate until 1/24/2028; LIBOR 3 Month + 1.14% thereafter) due 1/24/2029(2)	4,800,000	4,562,784

Toronto-Dominion Bank 4.108% due 6/8/2027	2,700,000	2,671,677

UBS Group AG 4.751% (4.751% fixed rate until 5/12/2027; H15T1Y + 1.75% thereafter) due 5/12/2028(1)(2)	1,700,000	1,681,946

		26,447,465
Cosmetics & Personal Care – 1.3%

Estee Lauder Cos., Inc. 2.60% due 4/15/2030	3,400,000	3,050,582

Procter & Gamble Co. 3.00% due 3/25/2030	3,700,000	3,491,912

		6,542,494
Diversified Financial Services – 0.5%

AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% due 10/29/2026	1,600,000	1,392,880

Jefferies Group LLC / Jefferies Group Capital Finance, Inc. 4.15% due 1/23/2030	1,000,000	894,840

		2,287,720
Electric – 0.9%

Ameren Illinois Co. 4.50% due 3/15/2049	1,300,000	1,256,528

Commonwealth Edison Co. 3.125% due 3/15/2051	400,000	308,116

Duke Energy Corp. 3.50% due 6/15/2051	1,700,000	1,282,225

Exelon Corp. 2.75% due 3/15/2027(1)	400,000	374,792

NextEra Energy Capital Holdings, Inc. 5.00% due 7/15/2032	700,000	717,129

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

June 30, 2022 (unaudited)	Principal Amount	Value
Corporate Bonds & Notes (continued)
Electric (continued)

Wisconsin Public Service Corp. 2.85% due 12/1/2051	$800,000	$580,832

		4,519,622
Electronics – 0.5%

Honeywell International, Inc. 1.75% due 9/1/2031	2,200,000	1,820,324

2.70% due 8/15/2029	800,000	735,128

		2,555,452
Entertainment – 0.2%

Magallanes, Inc. 4.279% due 3/15/2032(1)	1,200,000	1,072,068

		1,072,068
Environmental Control – 0.5%

Waste Management, Inc. 4.15% due 4/15/2032	2,700,000	2,649,105

		2,649,105

Food – 0.6%

Kraft Heinz Foods Co. 3.75% due 4/1/2030	1,400,000	1,293,754

Kroger Co. 1.70% due 1/15/2031	1,800,000	1,431,396

		2,725,150
Healthcare-Products – 0.6%

Abbott Laboratories 4.75% due 11/30/2036	2,700,000	2,863,458

		2,863,458
Healthcare-Services – 0.3%

UnitedHealth Group, Inc. 2.30% due 5/15/2031	1,700,000	1,471,979

		1,471,979
Insurance – 2.0%

Athene Holding Ltd. 3.50% due 1/15/2031	1,500,000	1,269,435

Chubb INA Holdings, Inc. 1.375% due 9/15/2030	3,400,000	2,717,756

CNA Financial Corp. 2.05% due 8/15/2030	2,100,000	1,690,122

Hartford Financial Services Group, Inc. 2.80% due 8/19/2029	1,900,000	1,694,667

MetLife, Inc. 4.55% due 3/23/2030	2,500,000	2,520,600

		9,892,580
Internet – 0.4%

Amazon.com, Inc. 1.65% due 5/12/2028	2,400,000	2,129,856

		2,129,856
Machinery–Construction & Mining – 0.2%

Caterpillar, Inc. 2.60% due 4/9/2030	1,000,000	907,380

		907,380

June 30, 2022 (unaudited)	Principal Amount	Value
Corporate Bonds & Notes (continued)
Machinery–Diversified – 0.8%

John Deere Capital Corp. 3.90% due 6/7/2032	$4,200,000	$4,150,482

		4,150,482
Media – 0.2%

Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% due 1/15/2029	700,000	576,072

3.90% due 6/1/2052	700,000	488,649

		1,064,721
Miscellaneous Manufacturing – 1.1%

Parker-Hannifin Corp. 4.25% due 9/15/2027	4,300,000	4,277,511

4.50% due 9/15/2029	1,100,000	1,094,489

		5,372,000
Oil & Gas – 1.8%

BP Capital Markets America, Inc. 3.06% due 6/17/2041	700,000	545,195

Cenovus Energy, Inc. 2.65% due 1/15/2032	600,000	496,944

4.25% due 4/15/2027	500,000	490,600

Hess Corp. 4.30% due 4/1/2027	5,300,000	5,168,878

Marathon Oil Corp. 4.40% due 7/15/2027	2,000,000	1,953,980

		8,655,597
Packaging & Containers – 0.1%

WRKCo, Inc. 3.00% due 6/15/2033	700,000	589,771

		589,771
Pharmaceuticals – 1.7%

AbbVie, Inc. 4.25% due 11/21/2049	800,000	709,096

Bristol Myers Squibb Co. 2.95% due 3/15/2032	3,300,000	3,029,169

Merck & Co., Inc. 2.15% due 12/10/2031	2,200,000	1,893,826

Pfizer, Inc. 1.75% due 8/18/2031	3,200,000	2,676,736

		8,308,827
Pipelines – 0.9%

ONEOK, Inc. 6.35% due 1/15/2031	1,300,000	1,358,721

Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.00% due 1/15/2032	3,400,000	2,915,738

		4,274,459
Real Estate Investment Trusts (REITs) – 1.6%

American Tower Corp. 3.65% due 3/15/2027	1,000,000	951,480

Essex Portfolio LP 1.70% due 3/1/2028	1,800,000	1,544,598

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

June 30, 2022 (unaudited)	Principal Amount	Value
Corporate Bonds & Notes (continued)
Real Estate Investment Trusts (REITs) (continued)

Invitation Homes Operating Partnership LP 2.00% due 8/15/2031	$1,300,000	$1,001,039

Mid-America Apartments LP 3.95% due 3/15/2029	1,300,000	1,240,798

Prologis LP 2.25% due 4/15/2030	1,600,000	1,384,944

Simon Property Group LP 2.20% due 2/1/2031	2,100,000	1,705,242

		7,828,101
Retail – 0.8%

AutoZone, Inc. 3.75% due 6/1/2027	1,600,000	1,552,448

O’Reilly Automotive, Inc. 4.70% due 6/15/2032	1,400,000	1,395,674

Walmart, Inc. 1.80% due 9/22/2031	1,300,000	1,105,156

		4,053,278
Semiconductors – 1.1%

Broadcom, Inc. 4.15% due 4/15/2032(1)	900,000	814,806

Lam Research Corp. 1.90% due 6/15/2030	2,500,000	2,110,250

NVIDIA Corp. 2.00% due 6/15/2031	2,500,000	2,121,550

NXP BV / NXP Funding LLC / NXP USA, Inc. 2.65% due 2/15/2032	400,000	328,744

		5,375,350
Software – 0.4%

Electronic Arts, Inc. 1.85% due 2/15/2031	1,200,000	975,792

Microsoft Corp. 3.50% due 2/12/2035	1,100,000	1,056,693

		2,032,485
Telecommunications – 1.4%

T-Mobile USA, Inc. 2.70% due 3/15/2032	400,000	335,594
3.40% due 10/15/2052	300,000	221,541

Verizon Communications, Inc. 2.355% due 3/15/2032	4,300,000	3,567,065

Vodafone Group PLC 4.375% due 5/30/2028	2,300,000	2,286,936
4.875% due 6/19/2049	800,000	735,656

		7,146,792
Transportation – 0.6%

Union Pacific Corp. 2.80% due 2/14/2032	1,600,000	1,422,848
3.50% due 2/14/2053	500,000	408,590

United Parcel Service, Inc. 4.45% due 4/1/2030	1,000,000	1,022,740

		2,854,178

Total Corporate Bonds & Notes (Cost $139,241,231)		137,053,100

June 30, 2022 (unaudited)	Principal Amount	Value
Corporate Bonds & Notes (continued)
Non–Agency Mortgage–Backed Securities – 7.4%

BANK 2019-BN23 A3 2.92% due 12/15/2052	$4,140,000	$3,778,192

Benchmark Mortgage Trust 2018-B3 AS 4.195% due 4/10/2051(2)(3)	2,550,000	2,472,343

Citigroup Commercial Mortgage Trust 2014-GC23 AS 3.863% due 7/10/2047	2,750,000	2,718,105

Commercial Mortgage Trust 2017-COR2 A3 3.51% due 9/10/2050	2,920,000	2,813,115
2019-GC44 AM 3.263% due 8/15/2057	2,415,000	2,149,082

DBGS Mortgage Trust 2018-C1 AM 4.76% due 10/15/2051(2)(3)	2,400,000	2,372,967

DBUBS Mortgage Trust 2017-BRBK A 3.452% due 10/10/2034(1)	1,760,000	1,705,096

Freddie Mac STACR REMIC Trust 2022-DNA1 M1A 1.926% due 1/25/2042(1)(2)(3)	1,490,000	1,432,724

Hilton USA Trust 2016-HHV A 3.719% due 11/5/2038(1)	1,875,000	1,794,303

Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 AS 3.456% due 5/15/2046	2,190,000	2,169,673

One Bryant Park Trust 2019-OBP A 2.516% due 9/15/2054(1)	3,610,000	3,109,767

Wells Fargo Commercial Mortgage Trust 2018-C43 A4 4.012% due 3/15/2051(2)(3)	3,000,000	2,954,183
2015-NXS4 A4 3.718% due 12/15/2048	3,120,000	3,071,845
2016-LC25 A4 3.64% due 12/15/2059	3,120,000	3,045,830

WFRBS Commercial Mortgage Trust 2014-C19 AS 4.271% due 3/15/2047	975,000	966,890

Total Non–Agency Mortgage–Backed Securities (Cost $37,157,138) 36,554,115
U.S. Government Securities – 37.2%

U.S. Treasury Bond 2.25% due 2/15/2052	29,000,000	23,866,094
2.375% due 2/15/2042	57,000,000	48,325,313

U.S. Treasury Note 1.625% due 8/15/2029	123,350,000	112,306,320

Total U.S. Government Securities (Cost $187,466,104)		184,497,727

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

June 30, 2022 (unaudited)	Shares	Value
Exchange–Traded Funds – 4.6%

Vanguard Short-Term Inflation-Protected Securities ETF	456,000	$22,854,720

Total Exchange–Traded Funds (Cost $23,052,441)		22,854,720

	Principal Amount	Value
Short–Term Investments – 0.4%

Repurchase Agreements – 0.4%

Fixed Income Clearing Corp., 0.24%, dated 6/30/2022, proceeds at maturity value of $2,110,134, due 7/1/2022(4)	$2,110,120	2,110,120

Total Repurchase Agreements (Cost $2,110,120)		2,110,120

Total Investments(5) – 99.0% (Cost $498,250,120)		490,714,610

Assets in excess of other liabilities(6) – 1.0%		4,744,577

Total Net Assets – 100.0%		$495,459,187
(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2022, the aggregate market value of these securities amounted to $52,036,014, representing 10.5% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2022.
(3)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	3.00%	6/30/2024	$2,154,700	$2,152,343

(5)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).

(6)	Assets in excess of other liabilities include net unrealized appreciation on futures contracts as follows:

Open futures contracts at June 30, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	September 2022	554	Long	$116,731,868	$116,348,656	$(383,212)
U.S. 10-Year Treasury Note	September 2022	115	Long	13,708,977	13,631,094	(77,883)
Total				$130,440,845	$129,979,750	$(461,095)

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	September 2022	663	Short	$(74,652,416)	$(74,421,750)	$230,666
U.S. Long Bond	September 2022	7	Short	(979,665)	(970,375)	9,290
U.S. Ultra 10-Year Treasury Note	September 2022	242	Short	(31,046,934)	(30,824,750)	222,184
U.S. Ultra Bond	September 2022	5	Short	(790,436)	(771,718)	18,718
Total				$(107,469,451)	$(106,988,593)	$480,858

Legend:

CLO — Collateralized Loan Obligation

H15T1Y — 1-year Constant Maturity Treasury Rate

LIBOR — London Interbank Offered Rate

SOFR — Secured Overnight Financing Rate

8	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage–Backed Securities	$—	$32,263,116	$—	$32,263,116
Asset–Backed Securities	—	75,381,712	—	75,381,712
Corporate Bonds & Notes	—	137,053,100	—	137,053,100
Non–Agency Mortgage–Backed Securities	—	36,554,115	—	36,554,115
U.S. Government Securities	—	184,497,727	—	184,497,727
Exchange–Traded Funds	22,854,720	—	—	22,854,720
Repurchase Agreements	—	2,110,120	—	2,110,120
Total	$22,854,720	$467,859,890	$—	$490,714,610
Other Financial Instruments
Futures Contracts
Assets	$480,858	$—	$—	$480,858
Liabilities	(461,095)	—	—	(461,095)
Total	$19,763	$—	$—	$19,763

The accompanying notes are an integral part of these financial statements.	9

FINANCIAL INFORMATION — GUARDIAN CORE FIXED INCOME VIP FUND

Statement of Assets and Liabilities As of June 30, 2022 (unaudited)
Assets

Investments, at value	$490,714,610

Interest receivable	3,063,693

Cash deposits with brokers for futures contracts	1,559,800

Receivable for variation margin on futures contracts	417,514

Receivable for fund shares subscribed	17,294

Reimbursement receivable from adviser	8,041

Prepaid expenses	4,841

Total Assets	495,785,793

Liabilities

Investment advisory fees payable	175,807

Payable for fund shares redeemed	101,473

Accrued custodian and accounting fees	12,431

Accrued audit fees	8,495

Accrued expenses and other liabilities	28,400

Total Liabilities	326,606

Total Net Assets	$495,459,187

Net Assets Consist of:

Paid-in capital	$500,786,486

Distributable loss	(5,327,299)

Total Net Assets	$495,459,187

Investments, at Cost	$498,250,120

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	50,065,883

Net Asset Value Per Share	$9.90

Statement of Operations For the Period Ended June 30, 2022 (unaudited)[1]
Investment Income

Interest	$2,729,514

Total Investment Income	2,729,514

Expenses

Investment advisory fees	356,292

Professional fees	23,327

Trustees’ and officers’ fees	15,476

Custodian and accounting fees	12,431

Administrative fees	9,406

Shareholder reports	3,545

Transfer agent fees	2,447

Other expenses	5,090

Total Expenses	428,014

Less: Fees waived	(13,471)

Total Expenses, Net	414,543

Net Investment Income/(Loss)	2,314,971

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Derivative Contracts

Net realized gain/(loss) from investments	176,268

Net realized gain/(loss) from futures contracts	(302,791)

Net change in unrealized appreciation/(depreciation) on investments	(7,535,510)

Net change in unrealized appreciation/(depreciation) on futures contracts	19,763

Net Loss on Investments and Derivative Contracts	(7,642,270)

Net Decrease in Net Assets Resulting From Operations	$(5,327,299)

[1]	Commenced operations on May 2, 2022.

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN CORE FIXED INCOME VIP FUND

Statement of Changes in Net Assets Period Ended Numbers are unaudited

For the Period Ended 6/30/22[1]

Operations

Net investment income/(loss)	$2,314,971

Net realized gain/(loss) from investments and derivative contracts	(126,523)

Net change in unrealized appreciation/(depreciation) on investments and derivative contracts	(7,515,747)

Net Decrease in Net Assets Resulting from Operations	(5,327,299)

Capital Share Transactions

Proceeds from sales of shares	520,376,813

Cost of shares redeemed	(19,590,327)

Net Increase in Net Assets Resulting from Capital Share Transactions	500,786,486

Net Increase in Net Assets	495,459,187

Net Assets

Beginning of period	—

End of period	$495,459,187

Other Information:

Shares

Sold	52,038,388

Redeemed	(1,972,505)

Net Increase	50,065,883

[1]	Commenced operations on May 2, 2022.

The accompanying notes are an integral part of these financial statements.	11

FINANCIAL INFORMATION — GUARDIAN CORE FIXED INCOME VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Period Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Loss	Total Operations	Net Asset Value, End of Period	Total Return(2),(3)

Period Ended 6/30/22(5)	$10.00	$0.05	$(0.15)	$(0.10)	$9.90	(1.00)%

12	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN CORE FIXED INCOME VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3),(4)	Gross Ratio of Expenses to Average Net Assets(3)	Net Ratio of Net Investment Income to Average Net Assets(3),(4)	Gross Ratio of Net Investment Income to Average Net Assets(3)	Portfolio Turnover Rate(3)

$495,459	0.49%	0.51%	2.80%	2.78%	53%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. Certain non-recurring fees (i.e., audit fees) are not annualized.

(4)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(5)	Commenced operations on May 2, 2022.

The accompanying notes are an integral part of these financial statements.	13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

June 30, 2022 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Core Fixed Income VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on May 2, 2022. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to provide a high level of current income and capital appreciation without undue risk to principal.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable or for which a Service or independent broker-dealer does not provide a valuation are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5c). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Exchange-traded financial futures contracts are valued at the last settlement price on the market where they are primarily traded.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the period ended June 30, 2022, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2022 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2022, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

15

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Fund’s asset allocation or risk exposure, (iii) to enhance potential return, or (iv) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into cleared swaps.

In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the swap contracts and may realize a loss. There were no credit default swaps held as of June 30, 2022.

e. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of its investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from its current market value. There were no options transactions as of June 30, 2022.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

16

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.45% of the first $300 million, and 0.40% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Fund has no sub-adviser.

Park Avenue has contractually agreed through April 30, 2023 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.50% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the period ended June 30, 2022, Park Avenue waived fees and/or paid Fund expenses in the amount of $13,471.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (TBA) securities) for the period ended June 30, 2022, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$349,930,958	$409,825,108
Sales	75,768,800	188,682,607

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented

17

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

d. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2022, the Fund did not hold any restricted, other than 144A restricted securities, or illiquid securities.

f. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

g. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

h. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

i. LIBOR Replacement Risk The terms of many investments, financings or other transactions in the U.S. and globally have been historically tied to LIBOR, which functions as a reference rate or benchmark for various commercial and financial contracts. LIBOR may be a significant factor in determining payment obligations under derivatives transactions, the cost of financing of a Fund’s investments, or the value or return on certain other fund investments. As a result, LIBOR may be relevant to, and directly affect, a Fund’s performance. In July 2017, the Chief Executive of the UK Financial Conduct Authority (the “FCA”) announced that the FCA

18

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

would no longer persuade nor compel banks to submit rates for the calculation of LIBOR after 2021. On March 5, 2021, the FCA announced that all LIBOR settings will either cease to be provided by any administrator, or no longer be representative, immediately after December 31, 2021, for all four non-U.S. dollar LIBORs (British Pound (“GBP”), Euro, Swiss Franc and Japanese Yen) and for one-week and two-month U.S. dollar LIBOR settings, and immediately after June 30, 2023 for the remaining U.S. dollar LIBOR settings, including three-month U.S. dollar LIBOR. In addition, in connection with supervisory guidance from regulators, some regulated entities will cease to enter into most new LIBOR contracts after January 1, 2022. Although a Fund may continue to invest in instruments that reference LIBOR or otherwise use LIBOR reference rates due to favorable liquidity or pricing, new LIBOR assets may no longer be available. Regulators and market participants have been working together to identify or develop successor reference rates and how the calculation of associated spreads (i.e., the amounts above the relevant reference rates paid by borrowers in the market) (if any) should be adjusted. Replacement rates that have been identified include the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities, and the Sterling Overnight Index Average Rate (“SONIA”), which is intended to replace GBP LIBOR and measures the overnight interest rate paid by banks for unsecured transactions in the sterling market, although other replacement rates could be adopted by market participants. At this time, it is not possible to predict the effect of the establishment of SOFR, SONIA or any other replacement rates or any other reforms to LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of a Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades. In addition, there are challenges to converting certain contracts and transactions to a new benchmark and neither the full effects of the transition process nor its ultimate outcome is known. The transition process might lead to increased volatility and illiquidity in markets for instruments with terms tied to LIBOR, reduced values of LIBOR related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Fund.

j. Disclosures About Derivative Instruments and Hedging Activities The Fund entered into U.S. Treasury futures contracts for the period ended June 30, 2022 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Under certain market conditions, the Fund may use credit default swaps to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve exposure, (iii) manage risk, (iv) enhance returns, or (v) as substitutes for permitted Fund investments. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities.

The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. Cleared swaps are transacted through futures commission merchants (“FCM”s) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. Funds post initial and variation margin by making payments to their clearing member FCMs.

Generally, the Fund will enter into credit default swaps on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Credit default swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to credit default swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a credit default swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

19

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE FIXED INCOME VIP FUND

In addition to the risks generally applicable to derivatives, risks associated with credit default swap agreements include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements.

As of June 30, 2022, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Interest Rate Contracts

Asset Derivatives
Futures Contracts[1]	$480,858

Liability Derivatives
Futures Contracts[1]	$(461,095)

[1]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative investments for the period ended June 30, 2022 were as follows:

Interest Rate Contracts

Net Realized Gain/(Loss)
Futures Contracts[1]	$(302,791)

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[2]	$19,763

Average Number of Notional Amounts
Futures Contracts[3]	1,591

[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[3]	Amount represents number of contracts.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 6, 2023. The Fund did not utilize the credit facility during the period ended June 30, 2022.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

20

SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually, taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified, no less than monthly, into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets that must be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 23-24, 2022, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented since its inception.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

21

SUPPLEMENTAL INFORMATION (UNAUDITED)

Recent Rulemaking

Rule 2a-5 and Rule 31a-4

In December 2020, the Securities and Exchange Commission (“SEC”) adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act and defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a fund must fair value a security. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 is September 8, 2022.

Rule 18f-4

In October 2020, the SEC adopted Rule 18f-4 under the 1940 Act related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies. Rule 18f-4 supersedes the framework currently used by funds to comply with Section 18 of the 1940 Act and requires funds whose use of derivatives is more than a limited specified exposure to establish a derivatives risk management program and appoint a derivatives risk manager. The compliance date for Rule 18f-4 is August 19, 2022.

22

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Management Agreement

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on December 8-9, 2020 (the “Meeting”), the Board considered and approved a proposed investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian Equity Income VIP Fund, Guardian Core Fixed Income VIP Fund and Guardian Short Duration Bond VIP Fund (the “New Funds”), and Park Avenue Institutional Advisers LLC (the “Manager”). The Board also considered and approved a proposed sub-advisory agreement (the “Sub-advisory Agreement,” collectively with the Management Agreement, the “Agreements”) between the Manager and Wellington Management Company LLP (“Wellington”) with respect to the Guardian Equity Income VIP Fund. The Trustees who are not parties to the Agreements or “interested persons” (as defined in the 1940 Act) of a party to the Agreements (the “Independent Trustees”) unanimously approved the Agreements for an initial term of two years.1

The Board is responsible for overseeing the management of each Fund. In determining whether to approve the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. At a Board meeting held on September 23-24, 2020, the Board received presentations from the Manager and Wellington regarding the services to be

[1]	Each New Fund commenced operations on May 2, 2022.

rendered and the proposed investment strategies for the New Funds. In advance of the Meeting, the Trustees received written responses from the Manager and Wellington to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements.

During the course of their deliberations, the Independent Trustees met to discuss and evaluate the Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or Wellington.

In reaching its decisions to approve the Agreements, the Board took into account the materials and information described above as well as other materials and information provided to the Board and discussed with and among the Trustees. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to approve the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services to be provided to the New Funds by the Manager and Wellington; (ii) the investment performance of accounts managed by the Manager and Wellington with strategies similar to the applicable New Funds; (iii) the fees to be charged and estimated profitability; (iv) the extent to which economies of scale may in the future exist for a New Fund, and the extent to which a New Fund may benefit from future economies of scale; and (v) any other benefits anticipated to be derived by the Manager or Wellington (or their respective affiliates) from their relationships with the New Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services to be provided to the New Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services to be provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services to be provided by the

23

SUPPLEMENTAL INFORMATION (UNAUDITED)

Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials and assisting the Board with certain valuation matters.

The Trustees considered that the Guardian Equity Income VIP Fund would operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager would have under this structure, including monitoring and evaluating the performance of Wellington, monitoring the Wellington for adherence to the stated investment objectives, strategies, policies and restrictions of the Guardian Equity Income VIP Fund and supervising Wellington with respect to the services that Wellington would provide under the Sub-advisory Agreement. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend Wellington, and its ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the New Funds may benefit from the Manager’s ability to use similar resources and capabilities of its affiliates in providing services to the New Funds.

The Trustees considered information regarding the nature, extent and quality of services to be provided to the Guardian Equity Income VIP Fund by Wellington. The Trustees also considered, among other things, the terms of the Sub-advisory Agreement and the range of investment advisory services to be provided by Wellington under the oversight of the Manager and Wellington’s experience with managing other funds that are a series of the Trust. In evaluating these investment advisory services, the Trustees considered, among other things, Wellington’s investment philosophy, investment approach and approach to portfolio construction, and its approach to managing risk. The Trustees also considered information regarding accounts managed by Wellington with a similar strategy as the Guardian Equity Income VIP Fund, including performance and portfolio characteristics. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals that would serve as portfolio managers for the Guardian Equity Income VIP Fund and the capabilities, resources and reputation of Wellington.

The Trustees considered that Guardian Core Fixed Income VIP Fund and Guardian Short Duration Bond VIP Fund would be managed without a sub-adviser by the Manager. In evaluating the investment advisory services to be provided by the Manager with respect to these New Funds, the Trustees considered, among other things, the Manager’s investment philosophy and style, research and securities selection process and approach to portfolio construction, and the Manager’s approach to managing risk. The Trustees also considered information regarding accounts managed by the Manager with similar strategies as the applicable New Fund, including performance and portfolio characteristics. The Trustees received and evaluated information regarding the background, expertise and/or experience of the investment professionals that would serve as portfolio managers for the New Funds and the capabilities, resources and reputations of the Manager and its affiliates.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations and in light of the New Funds’ anticipated operations, that the nature, extent and quality of services to be provided to the New Funds by the Manager and Wellington were appropriate.

Investment Performance

The New Funds had not commenced operations prior to the Meeting. Accordingly, the New Funds did not yet have an investment performance record. The Board considered historical performance information with respect to other accounts managed by the Manager and Wellington with similar investment strategies as the New Funds, and comparisons to relevant benchmarks. The Trustees concluded that the historical performance records of similarly managed accounts, viewed together with the other relevant factors and information considered by the Trustees, supported a decision to approve each Agreement. The Trustees also concluded that it was appropriate to revisit the New Funds’ investment performance in connection with future reviews of the Agreements.

Costs and Profitability

The Trustees considered the proposed management fees to be paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received

24

SUPPLEMENTAL INFORMATION (UNAUDITED)

and reviewed comparative information with respect to the proposed management fees and the management fees paid by other funds offered as investment options underlying variable contracts within the applicable peer group based on data obtained from Broadridge Financial Solutions, Inc., an independent provider of industry data, which showed that the New Funds’ proposed management fees fell within the following quintiles (with the first quintile representing the lowest management fees and the fifth quintile representing the highest management fees): the second quintile for the Guardian Core Fixed Income VIP Fund and the Guardian Equity Income VIP Fund and the third quintile for the Guardian Short Duration Bond VIP Fund.

The Trustees considered the proposed sub-advisory fee to be paid under the Sub-advisory Agreement and evaluated the reasonableness of that fee. The Trustees also considered that the fees to be paid to Wellington would be paid by the Manager and not the Guardian Equity Income VIP Fund and that the Manager had negotiated the fees with Wellington at arm’s-length.

The Trustees received comparative information relating to each New Fund’s anticipated operating expense ratio and the actual operating expense ratio of a peer group of funds. In this regard, the Board noted that the New Funds’ anticipated operating expense ratios within the following quintiles (with the first quintile representing the lowest expense ratios and the fifth quintile representing the highest expense ratios): the second quintile for Guardian Core Fixed Income VIP Fund and Guardian Equity Income VIP Fund and the third quintile for Guardian Short Duration Bond VIP Fund. The Trustees considered estimates of the New Funds’ projected asset levels and the Manager’s commitment to limit the New Funds’ operating expenses through an expense limitation agreement with the Trust through at least April 20, 2022. Although the Board recognized that the comparisons between the proposed management fees and anticipated operating expenses of the New Funds and those of identified peer funds are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the proposed management fees and evaluation of the anticipated operating expenses.

The Trustees reviewed information regarding the Manager’s projected costs of sponsoring the New Funds and projected profitability of the New Funds to the Manager based on the anticipated assets and expenses of the New Funds. The Trustees noted that the information, including with respect to revenues and expenses, contained estimates because the New Funds had not yet commenced operations at the time of the Board meeting. The Trustees did not consider any projected profitability information from Wellington because the Manager would be responsible for payment of the sub-advisory fee and had negotiated the fee with Wellington at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Trustees concluded that the proposed management and sub-advisory fees were reasonable in light of the nature, extent and quality of services expected to be rendered to the New Funds by the Manager and Wellington. The Trustees also concluded that the projected profitability of the New Funds to the Manager was acceptable and the Trustees determined it was appropriate to revisit this information in connection with future reviews of the Agreements.

Economies of Scale

The New Funds had not commenced operations prior to the Board meeting. As a result, no specific information was available concerning the possible effect that asset growth and economies of scale have on a New Fund’s expenses. The Trustees concluded that it was appropriate to revisit potential economies of scale in connection with future reviews of the Agreements or earlier, if appropriate, and that they were satisfied with the extent to which economies of scale would be shared for the benefit of shareholders based on anticipated asset levels.

Ancillary Benefits

The Trustees considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the New Funds. The Trustees acknowledged that the New Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts. The Trustees considered the benefits to the Manager from increased assets under management. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that Wellington and its affiliates may

25

SUPPLEMENTAL INFORMATION (UNAUDITED)

receive because of their relationships with the Guardian Equity Income VIP Fund, including the potential increased ability to use soft dollars consistent with Trust policies and other benefits from increases in assets under management. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to Wellington and its affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable New Fund.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

26

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

27

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB11740

Guardian Variable

Products Trust

2022

Semiannual Report

All Data as of June 30, 2022

Guardian Core Plus Fixed Income VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Core Plus Fixed Income VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2022. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $277,520,016

Bond Sector Allocation[1] As of June 30, 2022

Bond Quality Allocation[2] As of June 30, 2022

1

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Top Ten Holdings[1] As of June 30, 2022

Holding	Coupon Rate	Maturity Date	% of Total Net Assets
U.S. Treasury Note	2.750%	4/30/2027	6.44%
U.S. Treasury Bond	2.250%	2/15/2052	3.14%
U.S. Treasury Bill	1.045%	7/26/2022	2.52%
U.S. Treasury Bond	2.375%	2/15/2042	2.42%
U.S. Treasury Note	2.500%	4/30/2024	2.33%
Uniform Mortgage-Backed Security	4.500%	8/1/2052	2.22%
Uniform Mortgage-Backed Security	4.000%	8/1/2052	1.90%
Uniform Mortgage-Backed Security	5.000%	8/1/2052	1.87%
Federal Home Loan Bank	1.530%	9/16/2022	1.81%
U.S. Treasury Note	2.750%	5/15/2025	1.81%
Total			26.46%

[1]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Cash includes short-term investments and net other assets and liabilities.
[2]

The Bond Quality Allocation chart displays the percentage of fund assets allocated to each rating. Rating agencies’ independent ratings of individual securities are aggregated by Barclays, and market weights are reported using Standard & Poor’s letter rating conventions. Rating methodology uses the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services, and Fitch Ratings. When a rating from only two of the rating agencies is available, the lower rating is used. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standards of credit quality. Rating agencies may fail to make timely changes in credit ratings, and an issuer’s current financial condition may be better or worse than a rating indicates. In formulating investment decisions for the Fund, Lord, Abbett & Co. LLC develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

2

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22-6/30/22	Expense Ratio During Period 1/1/22-6/30/22
Based on Actual Return	$1,000.00	$ 884.30	$3.78	0.81%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,020.78	$4.06	0.81%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2022 (unaudited)	Principal Amount	Value
Agency Mortgage–Backed Securities – 16.7%

Federal Home Loan Mortgage Corp. 3.50% due 2/1/2046	$558,078	$546,239

Federal National Mortgage Association 3.00% due 12/1/2048	2,188,807	2,074,891
3.50% due 7/1/2045	640,765	627,174
3.50% due 9/1/2051	278,226	271,170
3.50% due 4/1/2052	1,163,000	1,130,242
4.00% due 5/1/2052	470,421	471,035
4.00% due 5/1/2052	634,430	636,832

Government National Mortgage Association 3.50% due 7/1/2052(1)	775,000	752,917
4.00% due 8/1/2052(1)	2,927,000	2,906,865
4.50% due 7/1/2052(1)	2,096,000	2,126,685
4.50% due 8/1/2052(1)	765,000	773,218
5.00% due 8/1/2052(1)	1,154,000	1,177,715

Uniform Mortgage-Backed Security 3.00% due 8/1/2052(1)	4,810,000	4,472,083
3.50% due 7/1/2052(1)	3,609,000	3,470,324
3.50% due 8/1/2052(1)	4,170,000	4,004,059
4.00% due 8/16/2037(1)	2,825,000	2,835,029
4.00% due 8/1/2052(1)	5,350,000	5,264,983
4.50% due 8/1/2052(1)	6,166,000	6,175,804
5.00% due 8/1/2052(1)	5,110,000	5,200,038
5.50% due 8/11/2052(1)	1,350,000	1,390,342

Total Agency Mortgage–Backed Securities (Cost $46,081,695)		46,307,645
Asset–Backed Securities – 19.9%

AMMC CLO 23 Ltd. 2020-23A CR 3.044% (LIBOR 3 Month + 2.00%) due 10/17/2031(2)(3)	540,000	506,412

Apidos CLO XXVI 2017-26A A2R 2.544% (LIBOR 3 Month + 1.50%) due 7/18/2029(2)(3)	280,000	267,904

Apidos CLO XXXV 2021-35A A 2.113% (LIBOR 3 Month + 1.05%) due 4/20/2034(2)(3)	400,000	385,336

Arbor Realty Commercial Real Estate Ltd. 2021-FL2 D 3.824% (LIBOR 1 Month + 2.50%) due 5/15/2036(2)(3)	700,000	663,230
2021-FL2 E 4.274% (LIBOR 1 Month + 2.95%) due 5/15/2036(2)(3)	170,000	154,328
2021-FL3 D 3.524% (LIBOR 1 Month + 2.20%) due 8/15/2034(2)(3)	1,030,000	948,884

June 30, 2022 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

Avid Automobile Receivables Trust 2019-1 B 2.82% due 7/15/2026(2)	$173,904	$173,572
2019-1 D 4.03% due 7/15/2026(2)	2,290,000	2,267,286
2021-1 E 3.39% due 4/17/2028(2)	830,000	747,281

Avis Budget Rental Car Funding AESOP LLC 2019-3A A 2.36% due 3/20/2026(2)	1,545,000	1,474,754
2020-2A A 2.02% due 2/20/2027(2)	1,750,000	1,628,074

Bain Capital Credit CLO 2019-2A AR 2.144% (LIBOR 3 Month + 1.10%) due 10/17/2032(2)(3)	880,000	857,558

Barings CLO Ltd. 2019-3A BR 2.663% (LIBOR 3 Month + 1.60%) due 4/20/2031(2)(3)	540,000	516,951

Carlyle Global Market Strategies CLO Ltd. 2015-5A BRR 3.363% (LIBOR 3 Month + 2.30%) due 1/20/2032(2)(3)	410,000	392,694

Carlyle U.S. CLO Ltd. 2021-1A A1 2.184% (LIBOR 3 Month + 1.14%) due 4/15/2034(2)(3)	1,400,000	1,361,298

CarMax Auto Owner Trust 2021-1 A2A 0.22% due 2/15/2024	141,687	141,594

Carvana Auto Receivables Trust 2022-P2 A4 4.68% due 2/10/2028	1,243,000	1,227,245

CBAM Ltd. 2017-1A D 4.813% (LIBOR 3 Month + 3.75%) due 7/20/2030(2)(3)	530,000	489,932

CIFC Funding Ltd. 2021-1A A1 2.294% (LIBOR 3 Month + 1.11%) due 4/25/2033(2)(3)	1,330,000	1,300,126
2021-4A A 2.094% (LIBOR 3 Month + 1.05%) due 7/15/2033(2)(3)	1,000,000	976,623

Citibank Credit Card Issuance Trust 2017-A6 A6 2.052% (LIBOR 1 month + 0.77%) due 5/14/2029(3)	840,000	831,141

CPS Auto Receivables Trust 2018-B D 4.26% due 3/15/2024(2)	100,186	100,263

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2022 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)
2020-C C 1.71% due 8/17/2026(2)	$354,313	$352,061

Drive Auto Receivables Trust 2020-2 C 2.28% due 8/17/2026	1,975,000	1,960,551

Dryden 58 CLO Ltd. 2018-58A B 2.544% (LIBOR 3 Month + 1.50%) due 7/17/2031(2)(3)	1,400,000	1,345,743

Dryden Senior Loan Fund 2017-47A BR 2.514% (LIBOR 3 Month + 1.47%) due 4/15/2028(2)(3)	1,010,000	980,820

Exeter Automobile Receivables Trust 2022-2A B 3.65% due 10/15/2026	1,020,000	1,003,132

Exeter Automobile Receivables Trust 2020-2A E 7.19% due 9/15/2027(2)	1,100,000	1,118,539

First Investors Auto Owner Trust 2021-1A E 3.35% due 4/15/2027(2)	600,000	580,306

Flagship Credit Auto Trust 2018-3 E 5.28% due 12/15/2025(2)	725,000	719,594
2021-1 A 0.31% due 6/16/2025(2)	239,099	237,075

Ford Credit Floorplan Master Owner Trust 2018-4 A 4.06% due 11/15/2030	146,000	146,014

GM Financial Automobile Leasing Trust 2022-2 A2 2.93% due 10/21/2024	1,510,000	1,501,214

GM Financial Consumer Automobile Receivables Trust 2022-1 C 1.94% due 4/17/2028	830,000	769,540

Goldentree Loan Management U.S. CLO 3 Ltd. 2018-3A B1 2.613% (LIBOR 3 Month + 1.55%) due 4/20/2030(2)(3)	250,000	238,675

Hertz Vehicle Financing III LP 2021-2A A 1.68% due 12/27/2027(2)	1,165,000	1,031,251

HGI CRE CLO Ltd. 2021-FL1 C 3.209% (LIBOR 1 Month + 1.70%) due 6/16/2036(2)(3)	550,000	532,737
2021-FL1 D 3.859% (LIBOR 1 Month + 2.35%) due 6/16/2036(2)(3)	500,000	462,022

Lending Funding Trust 2020-2A A 2.32% due 4/21/2031(2)	936,000	837,046

June 30, 2022 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

Lendmark Funding Trust 2021-1A A 1.90% due 11/20/2031(2)	$750,000	$650,930
2021-2A C 3.09% due 4/20/2032(2)	450,000	344,055

LoanCore Issuer Ltd. 2022-CRE7 A 2.329% (SOFR30A + 1.55%) due 1/17/2037(2)(3)	680,000	662,428

Logan CLO I Ltd. 2021-1A A 2.223% (LIBOR 3 Month + 1.16%) due 7/20/2034(2)(3)	530,000	511,676

Marble Point CLO XVII Ltd. 2020-1A A 2.363% (LIBOR 3 Month + 1.30%) due 4/20/2033(2)(3)	613,030	600,455

Mariner Finance Issuance Trust 2021-BA D 3.42% due 11/20/2036(2)	555,000	459,360

Marlette Funding Trust 2020-2A D 4.65% due 9/16/2030(2)	1,060,000	1,037,015

Master Credit Card Trust II 2018-1A A 2.102% (LIBOR 1 Month + 0.49%) due 7/21/2024(2)(3)	100,000	100,016

ME Funding LLC 2019-1 A2 6.448% due 7/30/2049(2)	1,093,950	1,093,484

Mountain View CLO LLC 2017-1A AR 2.134% (LIBOR 3 Month + 1.09%) due 10/16/2029(2)(3)	545,274	537,150

Nelnet Student Loan Trust 2021-DA B 2.90% due 4/20/2062(2)	570,000	481,013

Neuberger Berman Loan Advisers CLO 35 Ltd. 2019-35A A1 2.384% (LIBOR 3 Month + 1.34%) due 1/19/2033(2)(3)	1,000,000	978,667

NextGear Floorplan Master Owner Trust 2019-2A A1 2.024% (LIBOR 1 Month + 0.70%) due 10/15/2024(2)(3)	950,000	949,528
2020-1A A1 2.124% (LIBOR 1 Month + 0.80%) due 2/15/2025(2)(3)	2,450,000	2,448,098

Oaktree CLO Ltd. 2019-4A CR 3.313% (LIBOR 3 Month + 2.25%) due 10/20/2032(2)(3)	570,000	539,024

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2022 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

OCP CLO Ltd. 2019-16A AR 1.989% (LIBOR 3 Month + 1.00%) due 4/10/2033(2)(3)	$790,000	$771,087

OneMain Financial Issuance Trust 2019-2A A 3.14% due 10/14/2036(2)	1,416,000	1,308,190

Pennsylvania Higher Education Assistance Agency 2006-1 B 1.454% (LIBOR 3 Month + 0.27%) due 4/25/2038(3)	20,758	20,378

Race Point IX CLO Ltd. 2015-9A CR 4.244% (LIBOR 3 Month + 3.20%) due 10/15/2030(2)(3)	250,000	222,325

Santander Consumer Auto Receivables Trust 2020-BA D 2.14% due 12/15/2026(2)	1,475,000	1,419,336

Santander Drive Auto Receivables Trust 2020-2 D 2.22% due 9/15/2026	816,000	797,885
2021-1 C 0.75% due 2/17/2026	1,850,000	1,805,191

SCF Equipment Leasing LLC 2019-2A B 2.76% due 8/20/2026(2)	797,000	772,033
2021-1A C 1.54% due 10/21/2030(2)	1,000,000	893,362
2021-1A D 1.93% due 9/20/2030(2)	750,000	661,832

SEB Funding LLC 2021-1A A2 4.969% due 1/30/2052(2)	812,963	748,895

Signal Peak CLO 8 Ltd. 2020-8A A 2.333% (LIBOR 3 Month + 1.27%) due 4/20/2033(2)(3)	1,003,948	979,954

SLC Student Loan Trust 2008-1 A4A 3.429% (LIBOR 3 Month + 1.60%) due 12/15/2032(3)	99,193	99,458

Sunrun Demeter Issuer LLC 2021-2A A 2.27% due 1/30/2057(2)	490,191	416,876

Towd Point Asset Trust 2018-SL1 A 2.224% (LIBOR 1 Month + 0.60%) due 1/25/2046(2)(3)	171,212	170,132

Toyota Auto Receivables Owner Trust 2021-A A2 0.16% due 7/17/2023	95,449	95,385

June 30, 2022 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

Westlake Automobile Receivables Trust 2020-3A E 3.34% due 6/15/2026(2)	$750,000	$728,330

Wind River CLO Ltd. 2021-4A B 2.713% (LIBOR 3 Month + 1.65%) due 1/20/2035(2)(3)	510,000	481,777

World Omni Auto Receivables Trust 2021-A A2 0.17% due 2/15/2024	178,186	178,068

Total Asset–Backed Securities (Cost $58,069,406)		55,192,199
Corporate Bonds & Notes – 35.1%

Aerospace & Defense – 0.1%

TransDigm, Inc. 6.375% due 6/15/2026	334,000	312,771

		312,771
Agriculture – 0.5%

Cargill, Inc. 4.00% due 6/22/2032(2)	715,000	699,635

MHP Lux SA 6.25% due 9/19/2029(2)(4)	475,000	237,400

Viterra Finance BV 4.90% due 4/21/2027(2)	398,000	386,748

		1,323,783
Airlines – 0.8%

American Airlines, Inc. 11.75% due 7/15/2025(2)	256,000	264,957

British Airways Pass-Through Trust 2020-1 A 4.25% due 5/15/2034(2)	583,480	556,016

Delta Air Lines, Inc. 7.00% due 5/1/2025(2)	717,000	725,747

Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.50% due 10/20/2025(2)	296,000	287,511
4.75% due 10/20/2028(2)	300,000	283,152

		2,117,383
Apparel – 0.1%

Levi Strauss & Co. 3.50% due 3/1/2031(2)	331,000	271,284

		271,284
Auto Manufacturers – 0.8%

Ford Motor Co. 3.25% due 2/12/2032	846,000	632,368

Toyota Motor Credit Corp. 3.95% due 6/30/2025	1,544,000	1,551,535

		2,183,903

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2022 (unaudited)	Principal Amount	Value
Building Materials – 0.1%

Standard Industries, Inc. 4.375% due 7/15/2030(2)	$311,000	$245,989

		245,989
Chemicals – 0.4%

Braskem Netherlands Finance BV 4.50% due 1/31/2030(2)	505,000	430,068

CVR Partners LP / CVR Nitrogen Finance Corp. 6.125% due 6/15/2028(2)	511,000	468,010

Phosagro OAO Via Phosagro Bond Funding DAC 2.60% due 9/16/2028(2)(4)	290,000	87,000

		985,078
Coal – 0.2%

SunCoke Energy, Inc. 4.875% due 6/30/2029(2)	494,000	402,827

		402,827
Commercial Banks – 9.8%

ABN AMRO Bank NV 3.324% (3.324% fixed rate until 12/13/2031; H15T5Y + 1.90% thereafter) due 3/13/2037(2)(3)	400,000	321,248

Bank of America Corp. 1.658% (1.658% fixed rate until 3/11/2026; SOFR + 0.91% thereafter) due 3/11/2027(3)	1,693,000	1,521,956
2.087% (2.087% fixed rate until 6/14/2028; SOFR + 1.06% thereafter) due 6/14/2029(3)	821,000	703,063
2.687% (2.687% fixed rate until 4/22/2031; SOFR + 1.32% thereafter) due 4/22/2032(3)	642,000	539,453
3.004% (3.004% fixed rate until 12/20/2022; LIBOR 3 Month + 0.79% thereafter) due 12/20/2023(3)	460,000	458,385
3.593% (3.593% fixed rate until 7/21/2027; LIBOR 3 Month + 1.37% thereafter) due 7/21/2028(3)	1,125,000	1,061,809

BankUnited, Inc. 5.125% due 6/11/2030	613,000	586,193

BNP Paribas SA 4.375% (4.375% fixed rate until 3/1/2028; 5 Year USD Swap + 1.48% thereafter) due 3/1/2033(2)(3)	810,000	752,296

June 30, 2022 (unaudited)	Principal Amount	Value
Commercial Banks (continued)

Citigroup, Inc. 3.887% (3.887% fixed rate until 1/10/2027; LIBOR 3 Month + 1.56% thereafter) due 1/10/2028(3)	$712,000	$683,556
3.98% (3.98% fixed rate until 3/20/2029; LIBOR 3 Month + 1.34% thereafter) due 3/20/2030(3)	2,518,000	2,356,042
4.14% (4.14% fixed rate until 5/24/2024; SOFR + 1.37% thereafter) due 5/24/2025(3)	287,000	286,064

Danske Bank A/S 3.773% (3.773% fixed rate until 3/28/2024; H15T1Y + 1.45% thereafter) due 3/28/2025(2)(3)	1,030,000	1,010,842
4.375% due 6/12/2028(2)	200,000	192,180

Goldman Sachs Group, Inc. 0.627% (0.627% fixed rate until 11/17/2022; SOFR + 0.54% thereafter) due 11/17/2023(3)	1,141,000	1,124,638
2.383% (2.383% fixed rate until 7/21/2031; SOFR + 1.25% thereafter) due 7/21/2032(3)	1,373,000	1,111,292
2.615% (2.615% fixed rate until 4/22/2031; SOFR + 1.28% thereafter) due 4/22/2032(3)	499,000	414,005

JPMorgan Chase & Co. 2.963% (2.963% fixed rate until 1/25/2032; SOFR + 1.26% thereafter) due 1/25/2033(3)	707,000	607,066
3.54% (3.54% fixed rate until 5/1/2027; LIBOR 3 Month + 1.38% thereafter) due 5/1/2028(3)	1,002,000	949,225
3.782% (3.782% fixed rate until 2/1/2027; LIBOR 3 Month + 1.34% thereafter) due 2/1/2028(3)	604,000	579,598

Macquarie Bank Ltd. 3.624% due 6/3/2030(2)	203,000	177,672

Macquarie Group Ltd. 2.691% (2.691% fixed rate until 6/23/2031; SOFR + 1.44% thereafter) due 6/23/2032(2)(3)	968,000	781,118
4.654% (4.654% fixed rate until 3/27/2028; LIBOR 3 Month + 1.73% thereafter) due 3/27/2029(2)(3)	963,000	940,793

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2022 (unaudited)	Principal Amount	Value
Commercial Banks (continued)

Morgan Stanley 2.239% (2.239% fixed rate until 7/21/2031; SOFR + 1.18% thereafter) due 7/21/2032(3)	$718,000	$583,418
2.484% (2.484% fixed rate until 9/16/2031; SOFR + 1.36% thereafter) due 9/16/2036(3)	542,000	416,760
4.431% (4.431% fixed rate until 1/23/2029; LIBOR 3 Month + 1.63% thereafter) due 1/23/2030(3)	1,893,000	1,837,365

Santander UK Group Holdings PLC 3.373% (3.373% fixed rate until 1/5/2023; LIBOR 3 Month + 1.08% thereafter) due 1/5/2024(3)	877,000	872,247

Toronto-Dominion Bank 4.456% due 6/8/2032	479,000	473,650

UBS AG 5.125% due 5/15/2024	872,000	870,605

Wells Fargo & Co. 2.393% (2.393% fixed rate until 6/2/2027; SOFR + 2.10% thereafter) due 6/2/2028(3)	2,093,000	1,875,705
3.35% (3.35% fixed rate until 3/2/2032; SOFR + 1.50% thereafter) due 3/2/2033(3)	674,000	598,229
3.584% (3.584% fixed rate until 5/22/2027; LIBOR 3 Month + 1.31% thereafter) due 5/22/2028(3)	976,000	924,399

Westpac Banking Corp. 2.894% (2.894% fixed rate until 2/4/2025; H15T5Y + 1.35% thereafter) due 2/4/2030(3)	484,000	458,677
4.322% (4.322% fixed rate until 11/23/2026; 5 Year USD ICE Swap + 2.24% thereafter) due 11/23/2031(3)	1,300,000	1,252,056

		27,321,605
Commercial Services – 0.2%

Gartner, Inc. 3.75% due 10/1/2030(2)	333,000	287,859

United Rentals North America, Inc. 4.00% due 7/15/2030	73,000	62,358

ZipRecruiter, Inc. 5.00% due 1/15/2030(2)	305,000	257,060

		607,277

June 30, 2022 (unaudited)	Principal Amount	Value
Computers – 0.3%

Dell International LLC / EMC Corp. 3.375% due 12/15/2041(2)	$535,000	$382,279
8.35% due 7/15/2046	386,000	480,933

		863,212
Cosmetics & Personal Care – 0.1%

GSK Consumer Healthcare Capital U.S. LLC 3.625% due 3/24/2032(2)	295,000	272,202

		272,202
Diversified Financial Services – 3.7%

AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.50% due 1/15/2025	872,000	835,646

Aircastle Ltd. 2.85% due 1/26/2028(2)	575,000	475,468

Ally Financial, Inc. 8.00% due 11/1/2031	732,000	813,903

Aviation Capital Group LLC 1.95% due 1/30/2026(2)	408,000	356,865
5.50% due 12/15/2024(2)	982,000	975,028

Avolon Holdings Funding Ltd. 2.125% due 2/21/2026(2)	1,255,000	1,092,026
4.25% due 4/15/2026(2)	643,000	598,562

Capital One Financial Corp. 4.166% (4.166% fixed rate until 5/9/2024; SOFR + 1.37% thereafter) due 5/9/2025(3)	222,000	218,637

Coinbase Global, Inc. 3.375% due 10/1/2028(2)	359,000	224,274

CPPIB Capital, Inc. 1.905% (SOFR + 1.25%) due 4/4/2025(2)(3)	2,000,000	2,050,020

Intercontinental Exchange, Inc. 4.00% due 9/15/2027	1,579,000	1,553,373

Navient Corp. 5.00% due 3/15/2027	508,000	419,024

Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 4.50% due 3/15/2027(2)	329,000	329,283
4.875% due 4/15/2045(2)	198,000	178,560

		10,120,669
Electric – 2.6%

AEP Transmission Co. LLC 4.50% due 6/15/2052	290,000	277,956

AES Corp. 3.95% due 7/15/2030(2)	578,000	518,819

Alfa Desarrollo SpA 4.55% due 9/27/2051(2)	493,665	353,020

Ausgrid Finance Pty. Ltd. 4.35% due 8/1/2028(2)	580,000	566,190

Calpine Corp. 5.125% due 3/15/2028(2)	302,000	267,820

8	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2022 (unaudited)	Principal Amount	Value
Electric (continued)

Constellation Energy Generation LLC 6.25% due 10/1/2039	$727,000	$743,241

FirstEnergy Corp. 2.65% due 3/1/2030	482,000	397,761
4.40% due 7/15/2027	1,041,000	973,116

Minejesa Capital BV 4.625% due 8/10/2030(2)	730,000	653,664

NextEra Energy Capital Holdings, Inc. 5.00% due 7/15/2032	328,000	336,026

NRG Energy, Inc. 4.45% due 6/15/2029(2)	280,000	250,516

Southern Co. 4.475% due 8/1/2024	1,156,000	1,160,335

Vistra Operations Co. LLC 3.55% due 7/15/2024(2)	841,000	811,658

		7,310,122
Electronics – 0.1%

Atkore, Inc. 4.25% due 6/1/2031(2)	334,000	279,087

		279,087
Entertainment – 0.3%

Jacobs Entertainment, Inc. 6.75% due 2/15/2029(2)	303,000	249,836

Live Nation Entertainment, Inc. 4.75% due 10/15/2027(2)	482,000	428,898

Mohegan Gaming & Entertainment 8.00% due 2/1/2026(2)	319,000	271,073

		949,807
Environmental Control – 0.2%

Madison IAQ LLC 4.125% due 6/30/2028(2)	703,000	582,393

		582,393
Food – 0.1%

Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 3.50% due 3/15/2029(2)	336,000	271,780

		271,780
Forest Products & Paper – 0.2%

Mercer International, Inc. 5.125% due 2/1/2029	518,000	445,190

		445,190
Gas – 0.4%

CenterPoint Energy Resources Corp. 4.40% due 7/1/2032	662,000	652,533

National Fuel Gas Co. 5.50% due 1/15/2026	554,000	555,906

		1,208,439
Healthcare-Products – 0.1%

Medline Borrower LP 3.875% due 4/1/2029(2)	330,000	281,318

		281,318

June 30, 2022 (unaudited)	Principal Amount	Value
Healthcare-Services – 1.0%

Centene Corp. 2.45% due 7/15/2028	$286,000	$238,567
4.25% due 12/15/2027	592,000	552,786

Charles River Laboratories International, Inc. 4.25% due 5/1/2028(2)	300,000	269,781

CHS / Community Health Systems, Inc. 4.75% due 2/15/2031(2)	649,000	477,411

RP Escrow Issuer LLC 5.25% due 12/15/2025(2)	515,000	446,258

Tenet Healthcare Corp. 6.25% due 2/1/2027(2)	353,000	326,253

UnitedHealth Group, Inc. 4.00% due 5/15/2029	397,000	393,851

		2,704,907
Home Builders – 0.3%

Century Communities, Inc. 3.875% due 8/15/2029(2)	320,000	250,211

Toll Brothers Finance Corp. 3.80% due 11/1/2029	331,000	282,416
4.35% due 2/15/2028	363,000	328,965

		861,592
Insurance – 0.5%

Assurant, Inc. 2.65% due 1/15/2032	313,000	244,303

First American Financial Corp. 2.40% due 8/15/2031	474,000	362,904

GA Global Funding Trust 3.85% due 4/11/2025(2)	898,000	879,609

		1,486,816
Internet – 0.8%

Baidu, Inc. 2.375% due 8/23/2031	1,080,000	900,580

Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.50% due 3/1/2029(2)	505,000	426,008

Netflix, Inc. 6.375% due 5/15/2029	662,000	667,276

Prosus NV 3.257% due 1/19/2027(2)	340,000	296,099

		2,289,963
Iron & Steel – 0.1%

United States Steel Corp. 6.875% due 3/1/2029	440,000	380,626

		380,626
Leisure Time – 0.2%

Life Time, Inc. 5.75% due 1/15/2026(2)	286,000	257,020

Royal Caribbean Cruises Ltd. 11.50% due 6/1/2025(2)	204,000	209,524

		466,544

The accompanying notes are an integral part of these financial statements.	9

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2022 (unaudited)	Principal Amount	Value
Lodging – 0.3%

Hilton Domestic Operating Co., Inc. 3.75% due 5/1/2029(2)	$309,000	$263,015

MGM Resorts International 5.50% due 4/15/2027	323,000	291,507

Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.25% due 5/15/2027(2)	315,000	269,750

		824,272
Machinery-Diversified – 0.5%

nVent Finance Sarl 4.55% due 4/15/2028	1,112,000	1,073,747

TK Elevator US Newco, Inc. 5.25% due 7/15/2027(2)	356,000	317,930

		1,391,677
Media – 1.1%

CCO Holdings LLC / CCO Holdings Capital Corp. 4.50% due 5/1/2032	397,000	321,415
4.75% due 3/1/2030(2)	295,000	252,320

Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% due 1/15/2029	1,130,000	929,945
6.484% due 10/23/2045	420,000	408,942

FactSet Research Systems, Inc. 3.45% due 3/1/2032	449,000	393,216

Time Warner Cable LLC 7.30% due 7/1/2038	288,000	301,743

Time Warner Entertainment Co. LP 8.375% due 7/15/2033	369,000	425,656

		3,033,237
Mining – 1.8%

Alcoa Nederland Holding BV 4.125% due 3/31/2029(2)	335,000	299,949
6.125% due 5/15/2028(2)	414,000	402,921

Anglo American Capital PLC 4.00% due 9/11/2027(2)	1,300,000	1,240,148

FMG Resources August 2006 Pty. Ltd. 4.375% due 4/1/2031(2)	507,000	417,074

Freeport Indonesia PT 5.315% due 4/14/2032(2)	243,000	222,583

Glencore Funding LLC 2.85% due 4/27/2031(2)	555,000	458,141
4.875% due 3/12/2029(2)	1,547,000	1,506,979

Novelis Corp. 3.875% due 8/15/2031(2)	535,000	412,100

		4,959,895
Oil & Gas – 2.6%

Aethon United BR LP / Aethon United Finance Corp. 8.25% due 2/15/2026(2)	60,000	58,360

California Resources Corp. 7.125% due 2/1/2026(2)	358,000	347,274

June 30, 2022 (unaudited)	Principal Amount	Value
Oil & Gas (continued)

Callon Petroleum Co. 8.00% due 8/1/2028(2)	$285,000	$274,102

Comstock Resources, Inc. 6.75% due 3/1/2029(2)	331,000	297,221

Continental Resources, Inc. 5.75% due 1/15/2031(2)	1,475,000	1,424,525

EQT Corp. 7.50% due 2/1/2030	958,000	1,030,128

Hilcorp Energy I LP / Hilcorp Finance Co. 5.75% due 2/1/2029(2)	338,000	295,006

Laredo Petroleum, Inc. 9.50% due 1/15/2025	288,000	286,560

MEG Energy Corp. 5.875% due 2/1/2029(2)	355,000	324,580

Occidental Petroleum Corp. 6.125% due 1/1/2031	112,000	113,640
6.625% due 9/1/2030	778,000	801,511

Ovintiv, Inc. 6.50% due 2/1/2038	498,000	516,760

Petroleos Mexicanos 6.70% due 2/16/2032	1,041,000	793,679

Range Resources Corp. 8.25% due 1/15/2029	229,000	234,413

SM Energy Co. 6.75% due 9/15/2026	201,000	189,658

Tengizchevroil Finance Co. International Ltd. 3.25% due 8/15/2030(2)	235,000	176,100

		7,163,517
Oil & Gas Services – 0.1%

Weatherford International Ltd. 8.625% due 4/30/2030(2)	334,000	277,140

		277,140
Pharmaceuticals – 0.3%

Bayer Corp. 6.65% due 2/15/2028(2)	343,000	363,230

Option Care Health, Inc. 4.375% due 10/31/2029(2)	325,000	278,701

Organon & Co. / Organon Foreign Debt Co-Issuer BV 4.125% due 4/30/2028(2)	321,000	284,069

		926,000
Pipelines – 1.2%

Buckeye Partners LP 6.375% (6.375% fixed rate until 1/22/2023; LIBOR 3 Month + 4.02% thereafter) due 1/22/2078(3)	345,000	275,683

Cheniere Energy Partners LP 3.25% due 1/31/2032(2)	344,000	271,161

CNX Midstream Partners LP 4.75% due 4/15/2030(2)	326,000	273,371

10	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2022 (unaudited)	Principal Amount	Value
Pipelines (continued)

Eastern Gas Transmission & Storage, Inc. 3.00% due 11/15/2029(2)	$428,000	$387,485

EIG Pearl Holdings Sarl 3.545% due 8/31/2036(2)	710,000	606,099

Galaxy Pipeline Assets Bidco Ltd. 3.25% due 9/30/2040(2)	717,000	566,702

NGPL PipeCo LLC 3.25% due 7/15/2031(2)	830,000	693,067

Venture Global Calcasieu Pass LLC 4.125% due 8/15/2031(2)	317,000	272,265

		3,345,833
Real Estate – 0.1%

Kennedy-Wilson, Inc. 4.75% due 2/1/2030	335,000	267,106

		267,106
Real Estate Investment Trusts (REITs) – 1.1%

American Campus Communities Operating Partnership LP 2.25% due 1/15/2029	292,000	270,039

Blackstone Mortgage Trust, Inc. 3.75% due 1/15/2027(2)	319,000	262,696

EPR Properties 3.75% due 8/15/2029	712,000	592,491
4.95% due 4/15/2028	695,000	634,299

Invitation Homes Operating Partnership LP 2.00% due 8/15/2031	906,000	697,647
2.30% due 11/15/2028	342,000	287,601

Physicians Realty LP 2.625% due 11/1/2031	398,000	321,043

		3,065,816
Retail – 0.1%

Murphy Oil USA, Inc. 3.75% due 2/15/2031(2)	353,000	301,014

		301,014
Semiconductors – 0.9%

Advanced Micro Devices, Inc. 3.924% due 6/1/2032	560,000	551,102
4.393% due 6/1/2052	488,000	474,736

Broadcom, Inc. 4.15% due 4/15/2032(2)	603,000	545,920

Entegris, Inc. 3.625% due 5/1/2029(2)	307,000	256,615

TSMC Arizona Corp. 3.25% due 10/25/2051	360,000	290,380

TSMC Global Ltd. 2.25% due 4/23/2031	371,000	314,352

		2,433,105
Software – 0.8%

MSCI, Inc. 3.625% due 11/1/2031(2)	333,000	276,330

Oracle Corp. 2.875% due 3/25/2031	2,310,000	1,903,301

		2,179,631

June 30, 2022 (unaudited)	Principal Amount	Value
Telecommunications – 0.1%

Sprint Capital Corp. 6.875% due 11/15/2028	$279,000	$293,991

		293,991
Transportation – 0.1%

Seaspan Corp. 5.50% due 8/1/2029(2)	343,000	271,200

		271,200

Total Corporate Bonds & Notes (Cost $109,985,487)		97,280,001
Municipals – 0.5%

County of Miami-Dade Florida 2.786% due 10/1/2037	215,000	171,873

Foothill-Eastern Transportation Corridor Agency 4.094% due 1/15/2049	361,000	311,653

New Jersey Transportation Trust Fund Authority 4.131% due 6/15/2042	605,000	540,563

New York City Transitional Finance Authority B-3 1.95% due 8/1/2034	330,000	255,906

Regents of the University of California Medical Center Pooled Revenue 3.006% due 5/15/2050	205,000	154,562

Total Municipals (Cost $1,777,327)		1,434,557
Non–Agency Mortgage–Backed Securities – 13.2%

Angel Oak Mortgage Trust 2020-1 A1 2.466% due 12/25/2059(2)(3)(5)	47,388	46,392

Atrium Hotel Portfolio Trust 2018-ATRM A 2.274% due 6/15/2035(2)(3)(5)	540,000	523,484

BAMLL Commercial Mortgage Securities Trust 2013-WBRK A 3.652% due 3/10/2037(2)(3)(5)	3,900,000	3,790,166

BBCMS Mortgage Trust 2019-BWAY A 2.28% due 11/15/2034(2)(3)(5)	365,000	347,261
2019-BWAY B 2.634% due 11/15/2034(2)(3)(5)	160,000	155,218

BFLD Trust 2019-DPLO E 3.564% due 10/15/2034(2)(3)(5)	1,000,000	951,045
2019-DPLO F 3.864% due 10/15/2034(2)(3)(5)	410,000	386,296

BHMS 2018-ATLS A 2.574% due 7/15/2035(2)(3)(5)	560,000	538,598
2018-ATLS C 3.224% due 7/15/2035(2)(3)(5)	320,000	302,762
2018-ATLS D 3.574% due 7/15/2035(2)(3)(5)	1,110,000	1,039,379

BRAVO Residential Funding Trust 2021-NQM2 A1 0.97% due 3/25/2060(2)(3)(5)	1,145,575	1,083,670

The accompanying notes are an integral part of these financial statements.	11

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2022 (unaudited)	Principal Amount	Value
Non–Agency Mortgage–Backed Securities (continued)

BX Trust 2018-GW A 2.124% due 5/15/2035(2)(3)(5)	$987,000	$957,663
2021-ARIA E 3.569% due 10/15/2036(2)(3)(5)	1,220,000	1,138,777
2022-LBA6 C 2.879% due 1/15/2039(2)(3)(5)	1,090,000	1,035,721

Citigroup Commercial Mortgage Trust 2016-GC36 D 2.85% due 2/10/2049(2)	1,685,000	1,143,762

Commercial Mortgage Trust 2015-PC1 AM 4.29% due 7/10/2050(3)(5)	310,000	302,871
2015-PC1 B 4.439% due 7/10/2050(3)(5)	100,000	95,745
2015-PC1 C 4.439% due 7/10/2050(3)(5)	375,000	354,633

Connecticut Avenue Securities Trust 2021-R01 1M2 2.476% due 10/25/2041(2)(3)(5)	430,000	399,953

Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1 1.616% due 4/25/2065(2)(3)(5)	105,240	103,534

Credit Suisse Mortgage Trust 2021-BHAR C 3.325% due 11/15/2038(2)(3)(5)	890,000	810,351

DBWF Mortgage Trust 2018-GLKS A 2.625% due 12/19/2030(2)(3)(5)	630,000	610,627

Deephaven Residential Mortgage Trust 2021-3 A1 1.194% due 8/25/2066(2)(3)(5)	673,352	623,111

Extended Stay America Trust 2021-ESH C 3.025% due 7/15/2038(2)(3)(5)	646,024	625,181

Fannie Mae Connecticut Avenue Securities 2021-R02 2M2 2.926% due 11/25/2041(2)(3)(5)	420,000	375,448

Freddie Mac STACR REMIC Trust 2021-DNA3 M2 3.026% due 10/25/2033(2)(3)(5)	655,000	606,517
2021-DNA6 M2 2.426% due 10/25/2041(2)(3)(5)	739,000	675,358
2021-HQA3 M2 3.026% due 9/25/2041(2)(3)(5)	1,025,000	877,656
2021-HQA4 M1 1.876% due 12/25/2041(2)(3)(5)	650,000	616,209

Freddie Mac Structured Agency Credit Risk Debt Note 2021-DNA7 M2 2.726% due 11/25/2041(2)(3)(5)	540,000	495,025

Great Wolf Trust 2019-WOLF A 2.358% due 12/15/2036(2)(3)(5)	1,028,000	1,002,885

June 30, 2022 (unaudited)	Principal Amount	Value
Non–Agency Mortgage–Backed Securities (continued)

GS Mortgage Securities Corp. II 2012-BWTR A 2.954% due 11/5/2034(2)	$1,273,000	$1,264,908
2021-ARDN B 2.974% due 11/15/2036(2)(3)(5)	900,000	868,197

GS Mortgage Securities Corp. Trust 2018-RIVR A 2.274% due 7/15/2035(2)(3)(5)	437,247	421,178
2021-ROSS G 5.975% due 5/15/2026(2)(3)(5)	660,000	631,852

HONO Mortgage Trust 2021-LULU B 2.774% due 10/15/2036(2)(3)(5)	250,000	233,902
2021-LULU C 3.174% due 10/15/2036(2)(3)(5)	150,000	140,767

JP Morgan Chase Commercial Mortgage Securities Trust 2018-MINN A 2.594% due 11/15/2035(2)(3)(5)	339,000	333,005
2018-WPT AFL 2.32% due 7/5/2033(2)(3)(5)	234,229	232,445
2018-WPT BFL 2.62% due 7/5/2033(2)(3)(5)	724,000	716,715
2018-WPT BFX 4.549% due 7/5/2033(2)	218,000	215,148
2018-WPT CFX 4.95% due 7/5/2033(2)	290,000	285,849
2020-MKST E 3.574% due 12/15/2036(2)(3)(5)	570,000	503,361

JPMBB Commercial Mortgage Securities Trust 2015-C30 C 4.374% due 7/15/2048(3)(5)	340,000	306,622

KIND Trust 2021-KIND D 3.624% due 8/15/2038(2)(3)(5)	590,000	554,922

New Residential Mortgage Loan Trust 2020-NQM1 A1 2.464% due 1/26/2060(2)(3)(5)	45,310	44,039

One New York Plaza Trust 2020-1NYP B 2.824% due 1/15/2036(2)(3)(5)	850,000	816,758

PFP Ltd. 2019-6 A 2.559% due 4/14/2037(2)(3)(5)	9,578	9,509

Ready Capital Mortgage Financing LLC
2021-FL6 C 3.524% due 7/25/2036(2)(3)(5)	1,280,000	1,188,453
2022-FL8 A 2.598% due 1/25/2037(2)(3)(5)	1,060,000	1,011,735

ReadyCap Commercial Mortgage Trust 2019-6 A 2.833% due 10/25/2052(2)	146,575	137,542

Starwood Mortgage Residential Trust 2020-3 A1 1.486% due 4/25/2065(2)(3)(5)	246,106	234,156

12	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2022 (unaudited)	Principal Amount		Value
Non–Agency Mortgage–Backed Securities (continued)

Verus Securitization Trust
2020-1 A1 2.417% due 1/25/2060(2)(3)(5)		$82,224	$79,689
2020-5 A1 1.218% due 5/25/2065(2)(3)(5)		336,690	316,695
2021-2 A1 1.031% due 2/25/2066(2)(3)(5)		602,510	542,883

Vista Point Securitization Trust 2020-2 A1 1.475% due 4/25/2065(2)(3)(5)		178,814	170,404

Wells Fargo Commercial Mortgage Trust
2015-SG1 B 4.603% due 9/15/2048(3)(5)		1,260,000	1,164,191
2016-C35 C 4.176% due 7/15/2048(3)(5)		131,000	117,505

WFLD Mortgage Trust 2014-MONT A 3.88% due 8/10/2031(2)(3)(5)		2,000,000	1,948,442

Total Non–Agency Mortgage–Backed Securities (Cost $38,735,976)			36,506,170
Foreign Government — 2.5%

Angolan Government International Bond 8.75% due 4/14/2032(2)	USD	300,000	240,009

Caisse d’Amortissement de la Dette Sociale 3.00% due 5/17/2025(2)	USD	1,614,000	1,604,655

Egypt Government International Bond 5.80% due 9/30/2027(2)	USD	465,000	327,509

Japan International Cooperation Agency 3.25% due 5/25/2027	USD	718,000	710,605

Kommunalbanken AS 2.448% due 6/17/2026(2)(3)	USD	2,292,000	2,352,004

Kommuninvest I Sverige AB
2.875% due 7/3/2024(2)	USD	562,000	558,291
3.25% due 1/16/2024(2)	USD	840,000	840,260

Nigeria Government International Bond 7.143% due 2/23/2030(2)	USD	375,000	264,709

Sri Lanka Government International Bond 5.875% due 7/25/2022(2)	USD	200,000	80,152

Total Foreign Government (Cost $7,399,379)			6,978,194
Supranational Bonds – 0.7%

Asian Development Bank 1.671% (SOFR + 1.00%) due 4/6/2027(3)		$1,150,000	1,187,364

Inter American Investment Corp. 2.625% due 4/22/2025		838,000	824,860

Total Supranational Bonds (Cost $2,025,043)			2,012,224

June 30, 2022 (unaudited)	Principal Amount	Value
U.S. Government Agencies – 1.8%

Federal Home Loan Bank 1.53% due 9/16/2022	$5,030,000	$5,030,503

Total U.S. Government Agencies (Cost $5,030,000)		5,030,503
U.S. Government Securities – 18.9%

U.S. Treasury Bond
2.25% due 2/15/2052	10,602,000	8,725,115
2.375% due 2/15/2042	7,908,000	6,704,501

U.S. Treasury Inflation-Protected Indexed Bond 0.25% due 2/15/2050	1,853,773	1,459,580

U.S. Treasury Note
2.50% due 4/30/2024	6,517,000	6,460,740
2.50% due 3/31/2027	1,539,000	1,501,727
2.75% due 5/15/2025	5,066,000	5,027,214
2.75% due 4/30/2027	18,107,000	17,863,687
2.875% due 5/15/2032	4,841,000	4,787,295

Total U.S. Government Securities (Cost $53,730,801)		52,529,859
Short–Term Investments – 5.4%
U.S. Treasury Bills – 2.5%

U.S. Treasury Bill 1.045% due 7/26/2022(6)	6,990,000	6,984,827

Total U.S. Treasury Bills (Cost $6,984,733)		6,984,827
Repurchase Agreements – 2.9%

Fixed Income Clearing Corp., 0.24%, dated 6/30/2022, proceeds at maturity value of $8,118,865, due 7/1/2022(7)	8,118,811	8,118,811

Total Repurchase Agreements (Cost $8,118,811)		8,118,811

Total Investments(8) – 114.7% (Cost $337,938,658)		318,374,990

Liabilities in excess of other assets(9) – (14.7)%		(40,854,974)

Total Net Assets – 100.0%		$277,520,016

(1)	TBA — To be announced.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2022, the aggregate market value of these securities amounted to $127,120,963, representing 45.8% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2022.

The accompanying notes are an integral part of these financial statements.	13

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

(4)	The table below presents securities deemed illiquid by the investment adviser.

Security	Principal Amount	Cost	Value	Acquisition Date	% of Fund’s Net Assets
MHP Lux SA	$475,000	$434,169	$237,400	9/12/2019 – 3/31/2020	0.09%
Phosagro OAO Via Phosagro Bond Funding DAC	290,000	290,000	87,000	9/9/2021	0.03%

(5)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(6)	Interest rate shown reflects the discount rate at time of purchase.
(7)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	3.00%	6/30/2024	$8,290,300	$8,281,230

(8)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(9)	Liabilities in excess of other assets include net unrealized depreciation on futures contracts as follows:

Open futures contracts at June 30, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. 2-Year Treasury Note	September 2022	77	Long	$16,262,683	$16,171,203	$(91,480)
U.S. Long Bond	September 2022	152	Long	21,477,718	21,071,000	(406,718)
U.S. Ultra 10-Year Treasury Note	September 2022	13	Long	1,621,727	1,655,875	34,148
U.S. Ultra Bond	September 2022	31	Long	4,925,827	4,784,656	(141,171)
Total				$44,287,955	$43,682,734	$(605,221)

Legend:

CLO — Collateralized Loan Obligation

H15T1Y — 1-year Constant Maturity Treasury Rate

H15T5Y — 5-year Constant Maturity Treasury Rate

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

SOFR — Secured Overnight Financing Rate

SOFR30A — Secured Overnight Financing Rate 30-Day Average

USD — United States Dollar

14	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage–Backed Securities	$—	$46,307,645	$—	$46,307,645
Asset–Backed Securities	—	55,192,199	—	55,192,199
Corporate Bonds & Notes	—	97,280,001	—	97,280,001
Municipals	—	1,434,557	—	1,434,557
Non–Agency Mortgage–Backed Securities	—	36,506,170	—	36,506,170
Foreign Government	—	6,978,194	—	6,978,194
Supranational Bonds	—	2,012,224	—	2,012,224
U.S. Government Agencies	—	5,030,503	—	5,030,503
U.S. Government Securities	—	52,529,859	—	52,529,859
U.S. Treasury Bills	—	6,984,827	—	6,984,827
Repurchase Agreements	—	8,118,811	—	8,118,811
Total	$—	$318,374,990	$—	$318,374,990
Other Financial Instruments
Futures Contracts
Assets	$34,148	$—	$—	$34,148
Liabilities	(639,369)	—	—	(639,369)
Total	$(605,221)	$—	$—	$(605,221)

The accompanying notes are an integral part of these financial statements.	15

FINANCIAL INFORMATION — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Statement of Assets and Liabilities As of June 30, 2022 (unaudited)
Assets

Investments, at value	$318,374,990

Cash	923,033

Receivable for investments sold	73,837,441

Interest receivable	1,872,091

Cash deposits with brokers for futures contracts	895,657

Receivable for variation margin on futures contracts	393,544

Prepaid expenses	1,897

Total Assets	396,298,653

Liabilities

Payable for investments purchased	118,403,301

Investment advisory fees payable	103,677

Payable for fund shares redeemed	100,918

Distribution fees payable	57,598

Accrued custodian and accounting fees	29,402

Accrued audit fees	16,474

Accrued trustees’ and officers’ fees	3,043

Accrued expenses and other liabilities	64,224

Total Liabilities	118,778,637

Total Net Assets	$277,520,016

Net Assets Consist of:

Paid-in capital	$263,216,734

Distributable earnings	14,303,282

Total Net Assets	$277,520,016

Investments, at Cost	$337,938,658

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	27,102,077

Net Asset Value Per Share	$10.24

Statement of Operations For the Six Months Ended June 30, 2022 (unaudited)
Investment Income

Interest	$4,162,784

Total Investment Income	4,162,784

Expenses

Investment advisory fees	680,778

Distribution fees	379,900

Custodian and accounting fees	40,233

Professional fees	37,848

Trustees’ and officers’ fees	36,881

Administrative fees	25,526

Transfer agent fees	7,537

Shareholder reports	7,103

Other expenses	8,368

Total Expenses	1,224,174

Net Investment Income/(Loss)	2,938,610

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Derivative Contracts

Net realized gain/(loss) from investments	(12,623,685)

Net realized gain/(loss) from futures contracts	(6,369,119)

Net change in unrealized appreciation/(depreciation) on investments	(21,015,798)

Net change in unrealized appreciation/(depreciation) on futures contracts	(863,560)

Net Loss on Investments and Derivative Contracts	(40,872,162)

Net Decrease in Net Assets Resulting From Operations	$(37,933,552)

16	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/22	For the Year Ended 12/31/21

Operations

Net investment income/(loss)	$2,938,610	$5,087,549

Net realized gain/(loss) from investments and derivative contracts	(18,992,804)	3,205,907

Net change in unrealized appreciation/(depreciation) on investments and derivative contracts	(21,879,358)	(8,437,007)

Net Decrease in Net Assets Resulting from Operations	(37,933,552)	(143,551)

Capital Share Transactions

Proceeds from sales of shares	472,983	69,750,403

Cost of shares redeemed	(30,351,651)	(66,101,532)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(29,878,668)	3,648,871

Net Increase/(Decrease) in Net Assets	(67,812,220)	3,505,320

Net Assets

Beginning of period	345,332,236	341,826,916

End of period	$277,520,016	$345,332,236

Other Information:

Shares

Sold	44,285	6,056,937

Redeemed	(2,774,939)	(5,734,000)

Net Increase/(Decrease)	(2,730,654)	322,937

The accompanying notes are an integral part of these financial statements.	17

FINANCIAL INFORMATION — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/22	$11.58	$0.10	$(1.44)	$(1.34)	$10.24	(11.57)%	(4)

Year Ended 12/31/21	11.58	0.16	(0.16)	0.00	11.58	0.00%

Year Ended 12/31/20	10.78	0.24	0.56	0.80	11.58	7.42%

Year Ended 12/31/19	9.95	0.26	0.57	0.83	10.78	8.34%

Year Ended 12/31/18	10.08	0.26	(0.39)	(0.13)	9.95	(1.29)%

Year Ended 12/31/17	9.73	0.17	0.18	0.35	10.08	3.60%

18	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$277,520	0.81%	(4)	0.81%	(4)	1.93%	(4)	1.93%	(4)	99%	(4)

345,332	0.80%		0.80%		1.42%		1.42%		181%

341,827	0.80%		0.83%		2.12%		2.09%		183%

350,049	0.79%		0.84%		2.53%		2.48%		211%

355,070	0.79%		0.87%		2.60%		2.52%		543%

23,096	0.81%		1.77%		1.69%		0.73%		409%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.	19

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2022 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Core Plus Fixed Income VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks income and capital appreciation to produce a high total return.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable or for which a Service or independent broker-dealer does not provide a valuation are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5c). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Exchange-traded financial futures contracts are valued at the last settlement price on the market where they are primarily traded.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market

20

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2022, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2022 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2022, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

21

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Fund’s asset allocation or risk exposure, (iii) to enhance potential return, or (iv) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into cleared swaps.

In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the swap contracts and may realize a loss. There were no credit default swaps held as of June 30, 2022.

e. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of its investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from its current market value. There were no options transactions as of June 30, 2022.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust,

22

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.45% of the first $300 million, and 0.40% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2023 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.81% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2022, Park Avenue did not waive any fees or pay any Fund expenses.

Park Avenue has entered into a Sub-Advisory Agreement with Lord, Abbett & Co. LLC (“Lord Abbett”). Lord Abbett is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2022, the Fund paid distribution fees in the amount of $379,900 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (TBA) securities) for the six months ended June 30, 2022, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$70,749,136	$203,439,306
Sales	65,880,668	214,291,241

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities

23

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

d. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2022, the Fund held two illiquid securities.

f. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

g. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

h. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the

24

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

i. LIBOR Replacement Risk The terms of many investments, financings or other transactions in the U.S. and globally have been historically tied to LIBOR, which functions as a reference rate or benchmark for various commercial and financial contracts. LIBOR may be a significant factor in determining payment obligations under derivatives transactions, the cost of financing of a Fund’s investments, or the value or return on certain other fund investments. As a result, LIBOR may be relevant to, and directly affect, a Fund’s performance. In July 2017, the Chief Executive of the UK Financial Conduct Authority (the “FCA”) announced that the FCA would no longer persuade nor compel banks to submit rates for the calculation of LIBOR after 2021. On March 5, 2021, the FCA announced that all LIBOR settings will either cease to be provided by any administrator, or no longer be representative, immediately after December 31, 2021, for all four non-U.S. dollar LIBORs (British Pound (“GBP”), Euro, Swiss Franc and Japanese Yen) and for one-week and two-month U.S. dollar LIBOR settings, and immediately after June 30, 2023 for the remaining U.S. dollar LIBOR settings, including three-month U.S. dollar LIBOR. In addition, in connection with supervisory guidance from regulators, some regulated entities will cease to enter into most new LIBOR contracts after January 1, 2022. Although a Fund may continue to invest in instruments that reference LIBOR or otherwise use LIBOR reference rates due to favorable liquidity or pricing, new LIBOR assets may no longer be available. Regulators and market participants have been working together to identify or develop successor reference rates and how the calculation of associated spreads (i.e., the amounts above the relevant reference rates paid by borrowers in the market) (if any) should be adjusted. Replacement rates that have been identified include the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities, and the Sterling Overnight Index Average Rate (“SONIA”), which is intended to replace GBP LIBOR and measures the overnight interest rate paid by banks for unsecured transactions in the sterling market, although other replacement rates could be adopted by market participants. At this time, it is not possible to predict the effect of the establishment of SOFR, SONIA or any other replacement rates or any other reforms to LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of a Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades. In addition, there are challenges to converting certain contracts and transactions to a new benchmark and neither the full effects of the transition process nor its ultimate outcome is known. The transition process might lead to increased volatility and illiquidity in markets for instruments with terms tied to LIBOR, reduced values of LIBOR related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Fund.

j. Disclosures About Derivative Instruments and Hedging Activities The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2022 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Under certain market conditions, the Fund may use credit default swaps to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve exposure, (iii) manage risk, (iv) enhance returns, or (v) as substitutes for permitted Fund investments. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities.

The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. Cleared swaps are transacted through futures commission merchants (“FCM”s) that are members of central clearinghouses with the clearinghouse serving as a central counterparty

25

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

similar to transactions in futures contracts. Funds post initial and variation margin by making payments to their clearing member FCMs.

Generally, the Fund will enter into credit default swaps on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Credit default swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to credit default swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a credit default swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

In addition to the risks generally applicable to derivatives, risks associated with credit default swap agreements include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements.

As of June 30, 2022, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Interest Rate Contracts

Asset Derivatives
Futures Contracts[1]	$34,148

Liability Derivatives
Futures Contracts[1]	$(639,369)

[1]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative investments for the six months ended June 30, 2022 were as follows:

Interest Rate Contracts

Net Realized Gain/(Loss)
Futures Contracts[1]	$(6,369,119)

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[2]	$(863,560)

Average Number of Notional Amounts
Futures Contracts[3]	477

[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[3]	Amount represents number of contracts.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 6, 2023. The Fund did not utilize the credit facility during the six months ended June 30, 2022.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually, taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified, no less than monthly, into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets that must be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 23-24, 2022, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented since its inception.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Recent Rulemaking

Rule 2a-5 and Rule 31a-4

In December 2020, the Securities and Exchange Commission (“SEC”) adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act and defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a fund must fair value a security. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 is September 8, 2022.

Rule 18f-4

In October 2020, the SEC adopted Rule 18f-4 under the 1940 Act related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies. Rule 18f-4 supersedes the framework currently used by funds to comply with Section 18 of the 1940 Act and requires funds whose use of derivatives is more than a limited specified exposure to establish a derivatives risk management program and appoint a derivatives risk manager. The compliance date for Rule 18f-4 is August 19, 2022.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 23-24, 2022 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund (formerly, Guardian International Value VIP Fund); Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid Cap Core VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (“Investment Management Agreement”), is in the best interests of the Funds and their shareholders; and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as subadvisers to certain of the Funds (the “Sub-advised

Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund; (ii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund; (iii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iv) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (v) Wellington Management Company LLP with respect to Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vii) Janus Henderson Investors US LLC (formerly, Janus Capital Management LLC) with respect to Guardian Mid Cap Traditional Growth VIP Fund; (viii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (ix) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (x) FIAM LLC with respect to Guardian Select Mid Cap Core VIP Fund; and (xi) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting (each, a “Subadviser” and collectively, the “Subadvisers”) for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Subadviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Subadvisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in

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SUPPLEMENTAL INFORMATION (UNAUDITED)

executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Subadviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Subadvisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Subadvisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Subadviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Subadvisers to the COVID-19 pandemic, including the implementation of remote work arrangements. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Subadvisers, monitoring the Subadvisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Subadvisers with respect to the services that the Subadvisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend subadvisers, and the Manager’s ability to monitor and oversee subadvisers and recommend replacement subadvisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Subadvisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Subadvisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Subadvisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Subadvisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Subadvisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations,

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SUPPLEMENTAL INFORMATION (UNAUDITED)

that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Subadviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year, five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Subadvisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Subadviser was generally satisfactory, or, that any steps being taken by the Manager and Subadvisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Subadvisers, but noted that the Manager had negotiated the fees with the Subadvisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Subadvisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. The Trustees also considered that the Manager proposed (and the Board approved) changes to the expense limitation for three Funds, in each case bringing total expenses closer to the median for the peer group. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Subadvisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for eleven of sixteen Funds, the management and sub-advisory fee included

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SUPPLEMENTAL INFORMATION (UNAUDITED)

breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Subadvisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Subadvisers and their affiliates are consistent with those expected for a subadviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, the 4th quintile for its performance universe for the 3-year period and the 5th quintile for its performance universes for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 3rd quintile for the 3-year period and in the 4th quintile for 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period, in the 1st quintile of its performance universe for the 3-year period and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 3rd quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 3rd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 2nd quintile.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 4th quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 4th quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would decrease the Fund’s expense limitation from 1.10% to 1.09% reflecting movement closer to the median of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, in the 1st quintile for the 3-year period and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 1st quintile for the 3-year period. The Board also noted that the Fund’s performance was above the benchmark index for the 3-year and 5- year periods. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian International Equity VIP Fund (formerly, Guardian International Value VIP Fund)

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 3rd quintile of the expense group and that the actual management fee was in the 2nd quintile.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 5th quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 2nd quintile.

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Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period and lower than the benchmark index for the since-inception period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 1st quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile of the expense group and that the actual management fee was in the 3rd quintile.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 4th quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year period and was in line with the benchmark index for the since-inception period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 3rd quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile.

Guardian All Cap Core VIP Fund, Guardian Select Mid Cap Core VIP Fund, Guardian Small-Mid Cap Core VIP Fund and Guardian Strategic Large Cap Core VIP Fund

•	Given each Fund’s short operational history, Broadridge did not provide performance information for these Funds. The Board noted that it would have opportunity to consider each Fund’s performance information at future contract review meetings and would receive monthly performance information from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile for each Fund, except Guardian Strategic Large Cap Core VIP Fund. The Board noted that the contractual management fee and actual total expenses were in the 1st quintile for the Guardian Strategic Large Cap Core VIP Fund and the actual management fee was in the 2nd quintile.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

35

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

36

[THIS PAGE INTENTIONALLY LEFT BLANK]

37

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8167

Guardian Variable

Products Trust

2022

Semiannual Report

All Data as of June 30, 2022

Guardian Diversified Research VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Diversified Research VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2022. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $145,257,942

Sector Allocation[1] As of June 30, 2022

Top Ten Holdings[2] As of June 30, 2022

Holding	% of Total Net Assets
Microsoft Corp.	6.63%
Apple, Inc.	4.61%
Amazon.com, Inc.	4.19%
Alphabet, Inc., Class A	3.53%
Mastercard, Inc., Class A	2.29%
Exxon Mobil Corp.	2.12%
Procter & Gamble Co.	1.97%
UnitedHealth Group, Inc.	1.96%
Home Depot, Inc.	1.90%
Union Pacific Corp.	1.68%
Total	30.88%

[1]	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
[2]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22-6/30/22	Expense Ratio During Period 1/1/22-6/30/22
Based on Actual Return	$1,000.00	$ 800.30	$4.29	0.96%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,020.03	$4.81	0.96%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

June 30, 2022 (unaudited)	Shares	Value
Common Stocks – 98.8%

Aerospace & Defense – 2.5%

Boeing Co.(1)	1,513	$206,857

CAE, Inc. (Canada)(1)	11,852	292,065

Northrop Grumman Corp.	3,444	1,648,195

Raytheon Technologies Corp.	15,896	1,527,765

		3,674,882
Airlines – 0.3%

Southwest Airlines Co.(1)	13,680	494,122

		494,122
Automobiles – 1.5%

General Motors Co.(1)	7,174	227,846

Tesla, Inc.(1)	2,971	2,000,731

		2,228,577
Banks – 2.8%

Bank of America Corp.	47,948	1,492,621

Citigroup, Inc.	49,406	2,272,182

Silvergate Capital Corp., Class A(1)	6,070	324,927

		4,089,730
Beverages – 2.9%

Coca-Cola Co.	27,531	1,731,975

Constellation Brands, Inc., Class A	780	181,787

PepsiCo, Inc.	14,158	2,359,572

		4,273,334
Biotechnology – 1.8%

Ascendis Pharma A/S, ADR(1)	4,436	412,371

Ironwood Pharmaceuticals, Inc.(1)	29,563	340,861

Regeneron Pharmaceuticals, Inc.(1)	2,115	1,250,240

Vertex Pharmaceuticals, Inc.(1)	2,101	592,041

		2,595,513
Building Products – 0.8%

Johnson Controls International PLC	24,943	1,194,271

		1,194,271
Capital Markets – 3.2%

Charles Schwab Corp.	18,795	1,187,468

GoGreen Investments Corp.(1)(2)	22,514	228,967

Goldman Sachs Group, Inc.	6,497	1,929,739

KKR & Co., Inc.	18,069	836,414

Quilter PLC (United Kingdom)(3)	325,407	409,874

		4,592,462
Chemicals – 2.0%

Corteva, Inc.	17,499	947,396

Eastman Chemical Co.	3,379	303,333

Linde PLC	1,662	477,875

PPG Industries, Inc.	3,915	447,641

Sherwin-Williams Co.	3,152	705,764

		2,882,009
Construction Materials – 0.2%

CRH PLC, ADR	9,686	337,267

		337,267

June 30, 2022 (unaudited)	Shares	Value
Containers & Packaging – 0.5%

Avery Dennison Corp.	4,638	$750,753

		750,753
Diversified Financial Services – 0.7%

Apollo Global Management, Inc.	21,648	1,049,495

		1,049,495
Electric Utilities – 2.8%

American Electric Power Co., Inc.	6,505	624,090

Exelon Corp.	11,098	502,961

NextEra Energy, Inc.	12,643	979,327

NRG Energy, Inc.	51,981	1,984,115

		4,090,493
Electrical Equipment – 0.5%

Emerson Electric Co.	9,030	718,246

		718,246
Electronic Equipment, Instruments & Components – 1.5%

CDW Corp.	10,339	1,629,013

Vontier Corp.	24,536	564,082

		2,193,095
Entertainment – 0.6%

Sea Ltd., ADR(1)	3,875	259,082

Walt Disney Co.(1)	6,915	652,776

		911,858
Equity Real Estate Investment Trusts (REITs) – 1.0%

Gaming and Leisure Properties, Inc.	26,553	1,217,720

Vornado Realty Trust	10,310	294,763

		1,512,483
Food & Staples Retailing – 1.8%

BJ’s Wholesale Club Holdings, Inc.(1)	2,304	143,585

Costco Wholesale Corp.	1,893	907,277

Walmart, Inc.	12,495	1,519,142

		2,570,004
Food Products – 0.3%

McCormick & Co., Inc.	5,103	424,825

		424,825
Health Care Equipment & Supplies – 2.1%

Abbott Laboratories	6,988	759,246

Baxter International, Inc.	5,850	375,745

Boston Scientific Corp.(1)	21,033	783,900

Dexcom, Inc.(1)	4,110	306,318

Edwards Lifesciences Corp.(1)	867	82,443

IDEXX Laboratories, Inc.(1)	194	68,042

Intuitive Surgical, Inc.(1)	2,084	418,280

Medtronic PLC	3,086	276,969

		3,070,943
Health Care Providers & Services – 4.4%

Cigna Corp.	6,393	1,684,683

Elevance Health, Inc.	2,743	1,323,717

McKesson Corp.	1,656	540,204

UnitedHealth Group, Inc.	5,543	2,847,051

		6,395,655

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

June 30, 2022 (unaudited)	Shares	Value
Hotels, Restaurants & Leisure – 2.0%

Aramark	10,284	$314,999

Booking Holdings, Inc.(1)	592	1,035,402

Chipotle Mexican Grill, Inc.(1)	453	592,189

Hilton Worldwide Holdings, Inc.	5,488	611,583

Penn National Gaming, Inc.(1)	9,834	299,150

		2,853,323
Household Durables – 0.7%

PulteGroup, Inc.	23,775	942,203

		942,203
Household Products – 2.0%

Procter & Gamble Co.	19,902	2,861,709

		2,861,709
Independent Power and Renewable Electricity Producers – 0.1%

Vistra Corp.	5,358	122,430

		122,430
Industrial Conglomerates – 0.9%

General Electric Co.	4,961	315,867

Honeywell International, Inc.	5,992	1,041,469

		1,357,336
Insurance – 2.9%

AIA Group Ltd. (Hong Kong)	56,200	617,309

Assured Guaranty Ltd.	39,103	2,181,557

AXA SA (France)	25,413	577,506

Prudential PLC (United Kingdom)	71,535	889,823

		4,266,195
Interactive Media & Services – 4.5%

Alphabet, Inc., Class A(1)	2,354	5,129,978

Meta Platforms, Inc., Class A(1)	8,897	1,434,641

		6,564,619
Internet & Direct Marketing Retail – 4.2%

Amazon.com, Inc.(1)	57,360	6,092,206

		6,092,206
IT Services – 5.0%

Adyen NV (Netherlands)(1)(3)	160	235,203

Fidelity National Information Services, Inc.	25,493	2,336,943

Mastercard, Inc., Class A	10,572	3,335,254

Visa, Inc., Class A	6,937	1,365,826

		7,273,226
Life Sciences Tools & Services – 2.4%

Avantor, Inc.(1)	15,847	492,842

Bio-Rad Laboratories, Inc., Class A(1)	1,159	573,705

Danaher Corp.	4,969	1,259,741

Thermo Fisher Scientific, Inc.	2,212	1,201,735

		3,528,023
Machinery – 1.6%

Deere & Co.	1,697	508,201

Ingersoll Rand, Inc.	12,627	531,344

Otis Worldwide Corp.	17,840	1,260,753

		2,300,298

June 30, 2022 (unaudited)	Shares	Value
Media – 0.4%

Charter Communications, Inc., Class A(1)	1,142	$535,061

		535,061
Metals & Mining – 0.5%

Agnico Eagle Mines Ltd. (Canada)	7,134	326,550

Alamos Gold, Inc., Class A	44,282	310,860

Anglo American PLC (United Kingdom)	1,967	70,231

		707,641
Multi-Utilities – 0.4%

Ameren Corp.	5,759	520,383

		520,383
Multiline Retail – 0.6%

Target Corp.	6,187	873,790

		873,790
Oil, Gas & Consumable Fuels – 4.9%

Cenovus Energy, Inc. (Canada)	113,714	2,163,499

ConocoPhillips	8,705	781,796

Exxon Mobil Corp.	35,965	3,080,043

Shell PLC (Netherlands)	30,595	798,391

TotalEnergies SE (France)	4,582	241,526

		7,065,255
Pharmaceuticals – 4.4%

4Front Ventures Corp.(1)	488,903	268,896

Eli Lilly and Co.	3,977	1,289,463

Johnson & Johnson	10,404	1,846,814

Merck & Co., Inc.	16,335	1,489,262

Pfizer, Inc.	29,267	1,534,469

		6,428,904
Professional Services – 0.2%

Booz Allen Hamilton Holding Corp.	2,977	269,002

		269,002
Road & Rail – 2.0%

CSX Corp.	16,575	481,669

Union Pacific Corp.	11,428	2,437,364

		2,919,033
Semiconductors & Semiconductor Equipment – 2.5%

Advanced Micro Devices, Inc.(1)	20,918	1,599,599

QUALCOMM, Inc.	16,052	2,050,483

		3,650,082
Software – 12.2%

Adobe, Inc.(1)	3,993	1,461,678

Intuit, Inc.	5,709	2,200,477

Microsoft Corp.	37,498	9,630,611

Oracle Corp.	31,612	2,208,730

Salesforce, Inc.(1)	10,246	1,691,000

Unity Software, Inc.(1)	12,947	476,709

		17,669,205
Specialty Retail – 2.8%

Bath & Body Works, Inc.	3,817	102,754

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

June 30, 2022 (unaudited)	Shares	Value
Specialty Retail (continued)

CarMax, Inc.(1)	3,305	$299,036

Home Depot, Inc.	10,045	2,755,042

O’Reilly Automotive, Inc.(1)	991	626,074

TJX Cos., Inc.	4,181	233,509

Warby Parker, Inc., Class A(1)	4,733	53,294

		4,069,709
Technology Hardware, Storage & Peripherals – 4.6%

Apple, Inc.	48,950	6,692,444

		6,692,444
Textiles, Apparel & Luxury Goods – 0.6%

Levi Strauss & Co., Class A	11,400	186,048

Lululemon Athletica, Inc.(1)	609	166,020

NIKE, Inc., Class B	4,431	452,848

		804,916
Tobacco — 0.2%

Altria Group, Inc.	6,883	287,503

		287,503
Trading Companies & Distributors – 0.3%

United Rentals, Inc.(1)	1,962	476,589

		476,589
Wireless Telecommunication Services – 1.7%

T-Mobile US, Inc.(1)	17,751	2,388,220

		2,388,220

Total Common Stocks (Cost $126,743,815)		143,569,322
Exchange–Traded Funds – 0.5%

SPDR S&P 500 ETF Trust	1,963	740,542

Total Exchange–Traded Funds (Cost $831,857)		740,542

June 30, 2022 (unaudited)	Principal Amount	Value
Short–Term Investments – 0.8%

Repurchase Agreements – 0.8%

Fixed Income Clearing Corp., 0.24%, dated 6/30/2022, proceeds at maturity value of $1,073,847, due 7/1/2022(4)	$1,073,840	$1,073,840

Total Repurchase Agreements (Cost $1,073,840)		1,073,840

Total Investments – 100.1% (Cost $128,649,512)		145,383,704

Liabilities in excess of other assets – (0.1)%		(125,762)

Total Net Assets – 100.0%		$145,257,942

(1)	Non–income–producing security.
(2)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
GoGreen Investments Corp.	22,514	$225,140	$228,967	10/21/2021	0.16%

(3)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2022, the aggregate market value of these securities amounted to $645,077, representing 0.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	3.00%	6/30/2024	$1,096,600	$1,095,400

Legend:

ADR — American Depositary Receipt

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$139,729,459	$3,839,863	*	$—	$143,569,322
Exchange–Traded Funds	740,542	—		—	740,542
Repurchase Agreements	—	1,073,840		—	1,073,840
Total	$140,470,001	$4,913,703		$—	$145,383,704

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Statement of Assets and Liabilities As of June 30, 2022 (unaudited)
Assets

Investments, at value	$145,383,704

Cash	1,086

Foreign currency, at value	15,404

Dividends/interest receivable	66,389

Receivable for investments sold	45,137

Foreign tax reclaims receivable	14,287

Reimbursement receivable from adviser	4,665

Prepaid expenses	1,393

Total Assets	145,532,065

Liabilities

Payable for investments purchased	81,995

Investment advisory fees payable	74,564

Distribution fees payable	31,068

Payable for fund shares redeemed	29,320

Accrued custodian and accounting fees	16,370

Accrued audit fees	13,473

Accrued trustees’ and officers’ fees	1,413

Accrued expenses and other liabilities	25,920

Total Liabilities	274,123

Total Net Assets	$145,257,942

Net Assets Consist of:

Paid-in capital	$59,436,616

Distributable earnings	85,821,326

Total Net Assets	$145,257,942

Investments, at Cost	$128,649,512

Foreign Currency, at Cost	$15,408

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	7,680,412

Net Asset Value Per Share	$18.91

Statement of Operations For the Six Months Ended June 30, 2022 (unaudited)
Investment Income

Dividends	$1,293,485

Interest	375

Withholding taxes on foreign dividends	(10,935)

Total Investment Income	1,282,925

Expenses

Investment advisory fees	502,398

Distribution fees	209,332

Custodian and accounting fees	27,389

Professional fees	26,150

Trustees’ and officers’ fees	20,415

Administrative fees	14,607

Transfer agent fees	7,730

Shareholder reports	5,259

Other expenses	4,812

Total Expenses	818,092

Less: Fees waived	(14,256)

Total Expenses, Net	803,836

Net Investment Income/(Loss)	479,089

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	8,694,274

Net realized gain/(loss) from foreign currency transactions	(724)

Net change in unrealized appreciation/(depreciation) on investments	(46,528,286)

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(1,187)

Net Loss on Investments and Foreign Currency Transactions	(37,835,923)

Net Decrease in Net Assets Resulting From Operations	$(37,356,834)

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/22	For the Year Ended 12/31/21

Operations

Net investment income/(loss)	$479,089	$699,971

Net realized gain/(loss) from investments and foreign currency transactions	8,693,550	29,242,773

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(46,529,473)	13,235,481

Net Increase/(Decrease) in Net Assets Resulting from Operations	(37,356,834)	43,178,225

Capital Share Transactions

Proceeds from sales of shares	4,352,482	1,509,582

Cost of shares redeemed	(13,779,510)	(46,030,409)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(9,427,028)	(44,520,827)

Net Decrease in Net Assets	(46,783,862)	(1,342,602)

Net Assets

Beginning of period	192,041,804	193,384,406

End of period	$145,257,942	$192,041,804

Other Information:

Shares

Sold	202,569	72,249

Redeemed	(649,950)	(2,098,434)

Net Decrease	(447,381)	(2,026,185)

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/22	$23.63	$0.06	$(4.78)	$(4.72)	$18.91	(19.97)%	(4)

Year Ended 12/31/21	19.05	0.08	4.50	4.58	23.63	24.04%

Year Ended 12/31/20	15.85	0.08	3.12	3.20	19.05	20.19%

Year Ended 12/31/19	11.84	0.11	3.90	4.01	15.85	33.87%

Year Ended 12/31/18	12.65	0.09	(0.90)	(0.81)	11.84	(6.40)%

Year Ended 12/31/17	10.37	0.08	2.20	2.28	12.65	21.99%

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate

$145,258	0.96%	(4)	0.98%	(4)	0.57%	(4)	0.55%	(4)	23%	(4)

192,042	0.95%		0.95%		0.36%		0.36%		44%

193,384	1.01%		1.02%		0.52%		0.51%		76%

196,050	1.01%		1.03%		0.77%		0.75%		88%

148,193	1.02%		1.09%		0.68%		0.61%		88%

12,129	0.96%		2.43%		0.67%		(0.80)%		154%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

June 30, 2022 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Diversified Research VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2022, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2022 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2022, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2022, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/

discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.60% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2023 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.96% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2022, Park Avenue waived fees and/or paid Fund expenses in the amount of $14,256.

Park Avenue has entered into a Sub-Advisory Agreement with Putnam Investment Management LLC (“Putnam”). Putnam is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2022, the Fund paid distribution fees in the amount of $209,332 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $38,565,872 and $45,067,948, respectively, for the six months ended June 30, 2022. During the six months ended June 30, 2022, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2022, the Fund held one illiquid security.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a credit agreement with respect to a $10 million

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 6, 2023. The Fund did not utilize the credit facility during the six months ended June 30, 2022.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually, taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified, no less than monthly, into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets that must be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 23-24, 2022, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented since its inception.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Recent Rulemaking

Rule 2a-5 and Rule 31a-4

In December 2020, the Securities and Exchange Commission (“SEC”) adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act and defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a fund must fair value a security. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 is September 8, 2022.

Rule 18f-4

In October 2020, the SEC adopted Rule 18f-4 under the 1940 Act related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies. Rule 18f-4 supersedes the framework currently used by funds to comply with Section 18 of the 1940 Act and requires funds whose use of derivatives is more than a limited specified exposure to establish a derivatives risk management program and appoint a derivatives risk manager. The compliance date for Rule 18f-4 is August 19, 2022.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Management and

Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 23-24, 2022 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund (formerly, Guardian International Value VIP Fund); Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid Cap Core VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (“Investment Management Agreement”), is in the best interests of the Funds and their shareholders; and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as subadvisers to certain of the Funds (the “Sub-advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund; (ii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund; (iii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iv) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (v) Wellington Management Company LLP with respect to Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vii) Janus Henderson Investors US LLC (formerly, Janus Capital Management LLC) with respect to Guardian Mid Cap Traditional Growth VIP Fund; (viii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (ix) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (x) FIAM LLC with respect to Guardian Select Mid Cap Core VIP Fund; and (xi) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting (each, a “Subadviser” and collectively, the “Subadvisers”) for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Subadviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Subadvisers.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Subadviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Subadvisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Subadvisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Subadviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Subadvisers to the COVID-19 pandemic, including the implementation of remote work arrangements. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Subadvisers, monitoring the Subadvisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Subadvisers with respect to the services that the Subadvisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend subadvisers, and the Manager’s ability to monitor and oversee subadvisers and recommend replacement subadvisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Subadvisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Subadvisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Subadvisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Subadvisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Subadvisers.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Subadviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year, five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Subadvisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Subadviser was generally satisfactory, or, that any steps being taken by the Manager and Subadvisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Subadvisers, but noted that the Manager had negotiated the fees with the

Subadvisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Subadvisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. The Trustees also considered that the Manager proposed (and the Board approved) changes to the expense limitation for three Funds, in each case bringing total expenses closer to the median for the peer group. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Subadvisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

19

SUPPLEMENTAL INFORMATION (UNAUDITED)

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for eleven of sixteen Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Subadvisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Subadvisers and their affiliates are consistent with those expected for a subadviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, the 4th quintile for its performance universe for the 3-year period and the 5th quintile for its performance universes for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 3rd quintile for the 3-year period and in the 4th quintile for 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•

The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period, in the 1st quintile of its performance universe for the 3-year period and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and 5-year periods. The Board noted

20

SUPPLEMENTAL INFORMATION (UNAUDITED)

that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 3rd quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 3rd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 2nd quintile.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 4th quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 4th quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would decrease the Fund’s expense limitation from
1.10% to 1.09% reflecting movement closer to the median of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, in the 1st quintile for the 3-year period and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 1st quintile for the 3-year period. The Board also noted that the Fund’s performance was above the benchmark index for the 3-year and 5- year periods. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian International Equity VIP Fund (formerly, Guardian International Value VIP Fund)

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 3rd quintile of the expense group and that the actual management fee was in the 2nd quintile.

Guardian Core Plus Fixed Income VIP Fund

•

The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 5th quintile for the 5-year period. The Board also noted that the Fund’s performance was higher

21

SUPPLEMENTAL INFORMATION (UNAUDITED)

than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 2nd quintile.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period and lower than the benchmark index for the since-inception period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 1st quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile of the expense group and that the actual management fee was in the 3rd quintile.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the

1-year period and in the 4th quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year period and was in line with the benchmark index for the since-inception period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 3rd quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile.

Guardian All Cap Core VIP Fund, Guardian Select Mid Cap Core VIP Fund, Guardian Small-Mid Cap Core VIP Fund and Guardian Strategic Large Cap Core VIP Fund

•	Given each Fund’s short operational history, Broadridge did not provide performance information for these Funds. The Board noted that it would have opportunity to consider each Fund’s performance information at future contract review meetings and would receive monthly performance information from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile for each Fund, except Guardian Strategic Large Cap Core VIP Fund. The Board noted that the contractual management fee and actual total expenses were in the 1st quintile for the Guardian Strategic Large Cap Core VIP Fund and the actual management fee was in the 2nd quintile.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

22

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

23

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8168

Guardian Variable

Products Trust

2022

Semiannual Report

All Data as of June 30, 2022

Guardian Global Utilities VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Global Utilities VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2022. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN GLOBAL UTILITIES VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $66,839,616

Geographic Region Allocation[1] As of June 30, 2022

Top Ten Holdings[1] As of June 30, 2022

Holding	Country	% of Total Net Assets
Duke Energy Corp.	United States	8.02%
China Longyuan Power Group Corp. Ltd., Class H	China	7.32%
NextEra Energy, Inc.	United States	5.51%
Southern Co.	United States	4.90%
American Electric Power Co., Inc.	United States	4.90%
AES Corp.	United States	4.76%
CenterPoint Energy, Inc.	United States	4.72%
Sempra Energy	United States	4.63%
Exelon Corp.	United States	4.52%
Iberdrola SA	Spain	4.50%
Total		53.78%

[1]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Cash includes short-term investments and net other assets and liabilities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22–6/30/22	Expense Ratio During Period 1/1/22–6/30/22
Based on Actual Return	$1,000.00	$ 947.00	$4.97	1.03%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,019.69	$5.16	1.03%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

June 30, 2022 (unaudited)	Shares	Value
Common Stocks – 99.0%

Bermuda – 3.6%

CK Infrastructure Holdings Ltd.	387,000	$2,377,680

		2,377,680
Brazil – 1.6%

Cia de Saneamento Basico do Estado de Sao Paulo	134,500	1,083,772

		1,083,772
China – 9.2%

China Longyuan Power Group Corp. Ltd., Class H	2,506,800	4,889,577

ENN Energy Holdings Ltd.	76,200	1,253,476

		6,143,053
France – 6.6%

Electricite de France SA	228,578	1,870,934

Engie SA	217,914	2,529,200

		4,400,134
Germany – 2.9%

RWE AG	53,129	1,958,123

		1,958,123
Italy – 3.3%

Enel SpA	396,681	2,180,314

		2,180,314
Japan – 3.1%

Kansai Electric Power Co., Inc.	126,000	1,248,370

Tokyo Gas Co. Ltd.	40,400	835,853

		2,084,223
Spain – 4.5%

Iberdrola SA	289,626	3,005,393

		3,005,393
United Kingdom – 3.8%

National Grid PLC	200,919	2,574,831

		2,574,831
United States – 60.4%

AES Corp.	151,410	3,181,124

American Electric Power Co., Inc.	34,116	3,273,089

June 30, 2022 (unaudited)	Shares	Value
United States (continued)

CenterPoint Energy, Inc.	106,731	$3,157,103

Constellation Energy Corp.	23,301	1,334,215

Dominion Energy, Inc.	5,933	473,513

Duke Energy Corp.	50,029	5,363,609

Edison International	45,469	2,875,460

Exelon Corp.	66,709	3,023,252

FirstEnergy Corp.	71,515	2,745,461

NextEra Energy, Inc.	47,526	3,681,364

NRG Energy, Inc.	64,902	2,477,309

Pinnacle West Capital Corp.	32,879	2,404,112

Sempra Energy	20,577	3,092,106

Southern Co.	45,949	3,276,623

		40,358,340

Total Common Stocks (Cost $58,333,102)		66,165,863

	Principal Amount	Value
Short–Term Investments – 0.5%

Repurchase Agreements – 0.5%

Fixed Income Clearing Corp., 0.24%, dated 6/30/2022, proceeds at maturity value of $319,914, due 7/1/2022(1)	$319,912	319,912

Total Repurchase Agreements (Cost $319,912)		319,912

Total Investments – 99.5% (Cost $58,653,014)		66,485,775

Assets in excess of other liabilities – 0.5%		353,841

Total Net Assets – 100.0%		$66,839,616

(1)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	3.00%	6/30/2024	$326,700	$326,343

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Bermuda	$—	$2,377,680	*	$—	$2,377,680
Brazil	1,083,772	—		—	1,083,772
China	—	6,143,053	*	—	6,143,053
France	—	4,400,134	*	—	4,400,134
Germany	—	1,958,123	*	—	1,958,123
Italy	—	2,180,314	*	—	2,180,314
Japan	—	2,084,223	*	—	2,084,223
Spain	—	3,005,393	*	—	3,005,393
United Kingdom	—	2,574,831	*	—	2,574,831
United States	40,358,340	—		—	40,358,340
Repurchase Agreements	—	319,912		—	319,912
Total	$41,442,112	$25,043,663		$—	$66,485,775

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN GLOBAL UTILITIES VIP FUND

Statement of Assets and Liabilities As of June 30, 2022 (unaudited)
Assets

Investments, at value	$66,485,775

Foreign currency, at value	35

Receivable for investments sold	240,215

Dividends/interest receivable	153,055

Foreign tax reclaims receivable	76,507

Reimbursement receivable from adviser	10,705

Prepaid expenses	687

Total Assets	66,966,979

Liabilities

Investment advisory fees payable	41,066

Payable for fund shares redeemed	27,730

Accrued custodian and accounting fees	17,271

Accrued audit fees	14,476

Distribution fees payable	14,064

Accrued trustees’ and officers’ fees	296

Accrued expenses and other liabilities	12,460

Total Liabilities	127,363

Total Net Assets	$66,839,616

Net Assets Consist of:

Paid-in capital	$51,654,341

Distributable earnings	15,185,275

Total Net Assets	$66,839,616

Investments, at Cost	$58,653,014

Foreign Currency, at Cost	$36

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	5,669,531

Net Asset Value Per Share	$11.79

Statement of Operations For the Six Months Ended June 30, 2022 (unaudited)
Investment Income

Dividends	$1,523,152

Interest	84

Withholding taxes on foreign dividends	(81,104)

Total Investment Income	1,442,132

Expenses

Investment advisory fees	281,809

Distribution fees	96,510

Custodian and accounting fees	26,882

Professional fees	20,093

Trustees’ and officers’ fees	9,049

Administrative fees	7,139

Transfer agent fees	7,026

Shareholder reports	4,293

Other expenses	2,538

Total Expenses	455,339

Less: Fees waived	(57,715)

Total Expenses, Net	397,624

Net Investment Income/(Loss)	1,044,508

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	826,078

Net realized gain/(loss) from foreign currency transactions	(9,345)

Net change in unrealized appreciation/(depreciation) on investments	(6,004,573)

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(8,630)

Net Loss on Investments and Foreign Currency Transactions	(5,196,470)

Net Decrease in Net Assets Resulting From Operations	$(4,151,962)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN GLOBAL UTILITIES VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/22	For the Year Ended 12/31/21

Operations

Net investment income/(loss)	$1,044,508	$2,063,300

Net realized gain/(loss) from investments and foreign currency transactions	816,733	4,810,399

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(6,013,203)	6,152,250

Net Increase/(Decrease) in Net Assets Resulting from Operations	(4,151,962)	13,025,949

Capital Share Transactions

Proceeds from sales of shares	79,791	6,228,824

Cost of shares redeemed	(17,208,783)	(15,752,887)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(17,128,992)	(9,524,063)

Net Increase/(Decrease) in Net Assets	(21,280,954)	3,501,886

Net Assets

Beginning of period	88,120,570	84,618,684

End of period	$66,839,616	$88,120,570

Other Information:

Shares

Sold	6,527	526,632

Redeemed	(1,417,569)	(1,352,561)

Net Decrease	(1,411,042)	(825,929)

6	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

7

FINANCIAL INFORMATION — GUARDIAN GLOBAL UTILITIES VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/22	$12.45	$0.16	$(0.82)	$(0.66)	$11.79	(5.30)%	(4)

Year Ended 12/31/21	10.70	0.28	1.47	1.75	12.45	16.36%

Year Ended 12/31/20	10.27	0.23	0.20	0.43	10.70	4.19%

Period Ended 12/31/19(5)	10.00	0.03	0.24	0.27	10.27	2.70%	(4)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN GLOBAL UTILITIES VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$66,840	1.03%	(4)	1.18%	(4)	2.71%	(4)	2.56%	(4)	6%	(4)

88,121	1.03%		1.16%		2.38%		2.25%		22%

84,619	1.03%		1.22%		2.35%		2.16%		43%

85,307	0.89%	(4)	1.37%	(4)	1.56%	(4)	1.08%	(4)	50%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2019, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on October 21, 2019.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

June 30, 2022 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Global Utilities VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 21, 2019. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks total return.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2022, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2022 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2022, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2022, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

e. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.73% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2023 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.03% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2022, Park Avenue waived fees and/or paid Fund expenses in the amount of $57,715.

Park Avenue has entered into a Sub-Advisory Agreement with Wellington Management Company LLP (“Wellington”). Wellington is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2022, the Fund paid distribution fees in the amount of $96,510 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $4,795,234 and $20,729,891, respectively, for the six months ended June 30, 2022. During the six months ended June 30, 2022, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2022, the Fund did not hold any restricted, other than 144A restricted securities, or illiquid securities.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 6, 2023. The Fund did not utilize the credit facility during the six months ended June 30, 2022.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

14

SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually, taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified, no less than monthly, into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets that must be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 23-24, 2022, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented since its inception.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

15

SUPPLEMENTAL INFORMATION (UNAUDITED)

Recent Rulemaking

Rule 2a-5 and Rule 31a-4

In December 2020, the Securities and Exchange Commission (“SEC”) adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act and defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a fund must fair value a security. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 is September 8, 2022.

Rule 18f-4

In October 2020, the SEC adopted Rule 18f-4 under the 1940 Act related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies. Rule 18f-4 supersedes the framework currently used by funds to comply with Section 18 of the 1940 Act and requires funds whose use of derivatives is more than a limited specified exposure to establish a derivatives risk management program and appoint a derivatives risk manager. The compliance date for Rule 18f-4 is August 19, 2022.

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 23-24, 2022 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund (formerly, Guardian International Value VIP Fund); Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid Cap Core VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (“Investment Management Agreement”), is in the best interests of the Funds and their shareholders; and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as subadvisers to certain of the Funds (the “Sub-advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund; (ii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund; (iii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iv) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (v) Wellington Management Company LLP with respect to Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vii) Janus Henderson Investors US LLC (formerly, Janus Capital Management LLC) with respect to Guardian Mid Cap Traditional Growth VIP Fund; (viii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (ix) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (x) FIAM LLC with respect to Guardian Select Mid Cap Core VIP Fund; and (xi) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting (each, a “Subadviser” and collectively, the “Subadvisers”) for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Subadviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Subadvisers.

17

SUPPLEMENTAL INFORMATION (UNAUDITED)

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Subadviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Subadvisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Subadvisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Subadviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Subadvisers to the COVID-19 pandemic, including the implementation of remote work arrangements. The

Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Subadvisers, monitoring the Subadvisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Subadvisers with respect to the services that the Subadvisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend subadvisers, and the Manager’s ability to monitor and oversee subadvisers and recommend replacement subadvisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Subadvisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Subadvisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Subadvisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Subadvisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Subadvisers.

18

SUPPLEMENTAL INFORMATION (UNAUDITED)

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Subadviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year, five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Subadvisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Subadviser was generally satisfactory, or, that any steps being taken by the Manager and Subadvisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Subadvisers, but noted that the Manager had negotiated the fees with the

Subadvisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Subadvisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. The Trustees also considered that the Manager proposed (and the Board approved) changes to the expense limitation for three Funds, in each case bringing total expenses closer to the median for the peer group. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Subadvisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of

19

SUPPLEMENTAL INFORMATION (UNAUDITED)

economies of scale are shared with the Funds. In this regard, the Board noted that for eleven of sixteen Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Subadvisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Subadvisers and their affiliates are consistent with those expected for a subadviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, the 4th quintile for its performance universe for the 3-year period and the 5th quintile for its performance universes for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 3rd quintile for the 3-year period and in the 4th quintile for 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period, in the 1st quintile of its performance universe for the 3-year period and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

20

SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 3rd quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 3rd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 2nd quintile.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 4th quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 4th quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would decrease the Fund’s expense limitation from 1.10% to 1.09% reflecting movement closer to the median of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, in the 1st quintile for the 3-year period and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 1st quintile for the 3-year period. The Board also noted that the Fund’s performance was above the benchmark index for the 3-year and 5- year periods. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian International Equity VIP Fund (formerly, Guardian International Value VIP Fund)

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 3rd quintile of the expense group and that the actual management fee was in the 2nd quintile.

Guardian Core Plus Fixed Income VIP Fund

•

The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 5th quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s

21

SUPPLEMENTAL INFORMATION (UNAUDITED)

performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 2nd quintile.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period and lower than the benchmark index for the since-inception period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 1st quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile of the expense group and that the actual management fee was in the 3rd quintile.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the

1-year period and in the 4th quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year period and was in line with the benchmark index for the since-inception period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 3rd quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile.

Guardian All Cap Core VIP Fund, Guardian Select Mid Cap Core VIP Fund, Guardian Small-Mid Cap Core VIP Fund and Guardian Strategic Large Cap Core VIP Fund

•	Given each Fund’s short operational history, Broadridge did not provide performance information for these Funds. The Board noted that it would have opportunity to consider each Fund’s performance information at future contract review meetings and would receive monthly performance information from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile for each Fund, except Guardian Strategic Large Cap Core VIP Fund. The Board noted that the contractual management fee and actual total expenses were in the 1st quintile for the Guardian Strategic Large Cap Core VIP Fund and the actual management fee was in the 2nd quintile.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

22

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

23

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB10537

Guardian Variable

Products Trust

2022

Semiannual Report

All Data as of June 30, 2022

Guardian Growth & Income VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Growth & Income VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2022. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN GROWTH & INCOME VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $145,219,410

Sector Allocation[1] As of June 30, 2022

Top Ten Holdings[2] As of June 30, 2022

Holding	% of Total Net Assets
Philip Morris International, Inc.	3.79%
Elevance Health, Inc.	3.77%
Berkshire Hathaway, Inc., Class B	3.52%
Verizon Communications, Inc.	3.48%
Comcast Corp., Class A	3.48%
Wells Fargo & Co.	3.40%
Raytheon Technologies Corp.	3.23%
Amgen, Inc.	3.03%
Roche Holding AG, ADR	2.86%
Pfizer, Inc.	2.47%
Total	33.03%

[1]	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
[2]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22-6/30/22	Expense Ratio During Period 1/1/22-6/30/22
Based on Actual Return	$1,000.00	$ 873.20	$4.46	0.96%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,020.03	$4.81	0.96%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS – GUARDIAN GROWTH & INCOME VIP FUND

June 30, 2022 (unaudited)	Shares	Value
Common Stocks – 96.8%

Aerospace & Defense – 6.1%

Curtiss-Wright Corp.	8,284	$1,093,985

Hexcel Corp.	14,083	736,682

Raytheon Technologies Corp.	48,881	4,697,953

Textron, Inc.	37,375	2,282,491

		8,811,111
Air Freight & Logistics – 1.2%

Expeditors International of Washington, Inc.	10,684	1,041,263

FedEx Corp.	3,159	716,177

		1,757,440
Airlines – 0.8%

Alaska Air Group, Inc.(1)	29,793	1,193,210

		1,193,210
Auto Components – 1.1%

BorgWarner, Inc.	46,570	1,554,041

		1,554,041
Banks – 5.4%

JPMorgan Chase & Co.	25,664	2,890,023

Wells Fargo & Co.	126,094	4,939,102

		7,829,125
Biotechnology – 4.5%

Amgen, Inc.	18,087	4,400,567

Regeneron Pharmaceuticals, Inc.(1)	3,551	2,099,103

		6,499,670
Building Products – 0.4%

Builders FirstSource, Inc.(1)	10,107	542,746

		542,746
Capital Markets – 3.8%

Goldman Sachs Group, Inc.	11,110	3,299,892

Northern Trust Corp.	23,285	2,246,537

		5,546,429
Chemicals – 0.4%

Mosaic Co.	13,675	645,870

		645,870
Communications Equipment – 2.3%

Ciena Corp.(1)	22,558	1,030,901

Cisco Systems, Inc.	54,935	2,342,428

		3,373,329
Construction & Engineering – 1.0%

EMCOR Group, Inc.	14,479	1,490,758

		1,490,758
Consumer Finance – 0.7%

Capital One Financial Corp.	9,940	1,035,649

		1,035,649
Distributors – 1.9%

LKQ Corp.	56,214	2,759,545

		2,759,545

June 30, 2022 (unaudited)	Shares	Value
Diversified Financial Services – 3.5%

Berkshire Hathaway, Inc., Class B(1)	18,709	$5,107,931

		5,107,931

Diversified Telecommunication Services – 3.5%

Verizon Communications, Inc.	99,686	5,059,064

		5,059,064
Electric Utilities – 0.7%

IDACORP, Inc.	10,343	1,095,531

		1,095,531
Electrical Equipment – 2.4%

Acuity Brands, Inc.	4,644	715,362

Emerson Electric Co.	34,155	2,716,688

		3,432,050
Electronic Equipment, Instruments & Components – 1.6%

IPG Photonics Corp.(1)	4,538	427,162

Keysight Technologies, Inc.(1)	13,908	1,917,218

		2,344,380
Energy Equipment & Services – 0.6%

Helmerich & Payne, Inc.	19,542	841,479

		841,479
Equity Real Estate Investment Trusts (REITs) – 1.4%

Weyerhaeuser Co.	59,510	1,970,971

		1,970,971
Food & Staples Retailing – 2.0%

Walmart, Inc.	23,875	2,902,723

		2,902,723
Health Care Providers & Services – 7.1%

Cigna Corp.	13,334	3,513,776

Elevance Health, Inc.	11,338	5,471,492

Quest Diagnostics, Inc.	9,670	1,285,916

		10,271,184
Household Durables – 1.8%

D.R. Horton, Inc.	40,017	2,648,725

		2,648,725
Insurance – 2.8%

Aflac, Inc.	20,706	1,145,663

Allstate Corp.	23,040	2,919,859

		4,065,522
IT Services – 4.7%

Cognizant Technology Solutions Corp., Class A	37,408	2,524,666

FleetCor Technologies, Inc.(1)	12,810	2,691,509

Mastercard, Inc., Class A	3,185	1,004,804

Maximus, Inc.	9,772	610,848

		6,831,827
Life Sciences Tools & Services – 2.4%

Bio-Rad Laboratories, Inc., Class A(1)	2,971	1,470,645

PerkinElmer, Inc.	13,842	1,968,609

		3,439,254

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS – GUARDIAN GROWTH & INCOME VIP FUND

June 30, 2022 (unaudited)	Shares	Value
Machinery – 1.8%

Altra Industrial Motion Corp.	12,860	$453,315

Middleby Corp.(1)	5,906	740,376

Westinghouse Air Brake Technologies Corp.	16,999	1,395,278

		2,588,969

Media – 3.5%

Comcast Corp., Class A	128,766	5,052,778

		5,052,778
Metals & Mining – 1.5%

BHP Group Ltd., ADR	25,425	1,428,377

Steel Dynamics, Inc.	11,934	789,434

		2,217,811
Multiline Retail – 1.7%

Target Corp.	17,341	2,449,069

		2,449,069
Oil, Gas & Consumable Fuels – 5.1%

Chevron Corp.	13,085	1,894,446

ConocoPhillips	24,296	2,182,024

EOG Resources, Inc.	18,421	2,034,415

Phillips 66	13,736	1,126,215

Woodside Energy Group Ltd., ADR	7,761	167,327

		7,404,427
Pharmaceuticals – 5.3%

Pfizer, Inc.	68,331	3,582,594

Roche Holding AG, ADR	99,552	4,152,314

		7,734,908
Professional Services – 1.3%

Robert Half International, Inc.	24,832	1,859,668

		1,859,668
Real Estate Management & Development – 2.1%

CBRE Group, Inc., Class A(1)	42,137	3,101,705

		3,101,705
Road & Rail – 1.5%

Knight-Swift Transportation Holdings, Inc.	47,754	2,210,533

		2,210,533
Semiconductors & Semiconductor Equipment – 0.6%

MKS Instruments, Inc.	8,781	901,194

		901,194

June 30, 2022 (unaudited)	Shares	Value
Specialty Retail – 3.7%

AutoZone, Inc.(1)	997	$2,142,673

Lowe’s Cos., Inc.	6,226	1,087,495

Murphy USA, Inc.	3,688	858,824

Ulta Beauty, Inc.(1)	3,231	1,245,486

		5,334,478
Textiles, Apparel & Luxury Goods – 0.4%

Deckers Outdoor Corp.(1)	2,021	516,062

		516,062
Tobacco – 3.8%

Philip Morris International, Inc.	55,738	5,503,570

		5,503,570
Trading Companies & Distributors – 0.4%

MSC Industrial Direct Co., Inc., Class A	8,154	612,447

		612,447

Total Common Stocks (Cost $120,334,631)		140,537,183

	Principal Amount	Value
Short–Term Investments – 3.0%

Repurchase Agreements – 3.0%

Fixed Income Clearing Corp., 0.24%, dated 6/30/2022, proceeds at maturity value of $4,322,840, due 7/1/2022(2)	$4,322,811	4,322,811

Total Repurchase Agreements (Cost $4,322,811)		4,322,811

Total Investments – 99.8% (Cost $124,657,442)		144,859,994

Assets in excess of other liabilities – 0.2%		359,416

Total Net Assets – 100.0%		$145,219,410

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	3.00%	6/30/2024	$4,414,100	$4,409,271

Legend:

ADR — American Depositary Receipt

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$140,537,183	$—	$—	$140,537,183
Repurchase Agreements	—	4,322,811	—	4,322,811
Total	$140,537,183	$4,322,811	$—	$144,859,994

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN GROWTH & INCOME VIP FUND

Statement of Assets and Liabilities As of June 30, 2022 (unaudited)
Assets

Investments, at value	$144,859,994

Receivable for investments sold	294,312

Dividends/interest receivable	134,173

Foreign tax reclaims receivable	114,191

Reimbursement receivable from adviser	5,981

Prepaid expenses	1,442

Total Assets	145,410,093

Liabilities

Investment advisory fees payable	78,574

Distribution fees payable	31,027

Payable for fund shares redeemed	17,690

Accrued custodian and accounting fees	14,936

Accrued audit fees	13,473

Accrued trustees’ and officers’ fees	717

Accrued expenses and other liabilities	34,266

Total Liabilities	190,683

Total Net Assets	$145,219,410

Net Assets Consist of:

Paid-in capital	$78,519,816

Distributable earnings	66,699,594

Total Net Assets	$145,219,410

Investments, at Cost	$124,657,442

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	8,672,721

Net Asset Value Per Share	$16.74

Statement of Operations For the Six Months Ended June 30, 2022 (unaudited)
Investment Income

Dividends	$1,952,398

Interest	929

Withholding taxes on foreign dividends	12,272

Total Investment Income	1,965,599

Expenses

Investment advisory fees	539,536

Distribution fees	214,476

Professional fees	25,112

Trustees’ and officers’ fees	19,900

Custodian and accounting fees	18,451

Administrative fees	14,263

Transfer agent fees	7,754

Shareholder reports	5,105

Other expenses	4,688

Total Expenses	849,285

Less: Fees waived	(25,699)

Total Expenses, Net	823,586

Net Investment Income/(Loss)	1,142,013

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments

Net realized gain/(loss) from investments	8,522,899

Net change in unrealized appreciation/(depreciation) on investments	(31,777,379)

Net Loss on Investments	(23,254,480)

Net Decrease in Net Assets Resulting From Operations	$(22,112,467)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN GROWTH & INCOME VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/22	For the Year Ended 12/31/21

Operations

Net investment income/(loss)	$1,142,013	$1,630,004

Net realized gain/(loss) from investments	8,522,899	28,669,647

Net change in unrealized appreciation/(depreciation) on investments	(31,777,379)	20,014,926

Net Increase/(Decrease) in Net Assets Resulting from Operations	(22,112,467)	50,314,577

Capital Share Transactions

Proceeds from sales of shares	840,694	5,725,079

Cost of shares redeemed	(27,106,419)	(60,596,992)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(26,265,725)	(54,871,913)

Net Decrease in Net Assets	(48,378,192)	(4,557,336)

Net Assets

Beginning of period	193,597,602	198,154,938

End of period	$145,219,410	$193,597,602

Other Information:

Shares

Sold	44,647	316,785

Redeemed	(1,469,632)	(3,477,235)

Net Decrease	(1,424,985)	(3,160,450)

6	The accompanying notes are an integral part of these financial statements.

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7

FINANCIAL INFORMATION — GUARDIAN GROWTH & INCOME VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/22	$19.17	$0.12	$(2.55)	$(2.43)	$16.74	(12.68)%	(4)

Year Ended 12/31/21	14.95	0.14	4.08	4.22	19.17	28.23%

Year Ended 12/31/20	14.64	0.15	0.16	0.31	14.95	2.12%

Year Ended 12/31/19	11.81	0.14	2.69	2.83	14.64	23.96%

Year Ended 12/31/18	12.85	0.12	(1.16)	(1.04)	11.81	(8.09)%

Year Ended 12/31/17	10.70	0.09	2.06	2.15	12.85	20.09%

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN GROWTH & INCOME VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate

$145,219	0.96%	(4)	0.99%	(4)	1.33%	(4)	1.30%	(4)	16%	(4)

193,598	0.97%		0.98%		0.82%		0.81%		26%

198,155	1.01%		1.03%		1.17%		1.15%		36%

187,172	1.01%		1.04%		1.01%		0.98%		36%

164,861	1.01%		1.08%		0.94%		0.87%		58%

10,542	0.98%		2.04%		0.81%		(0.25)%		85%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers, expense limitations, and recoupments, if any.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

June 30, 2022 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Growth & Income VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term growth of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2022, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2022 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2022, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2022, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.65% up to $100 million, 0.60% up to $300 million, 0.55% up to $500 million, and 0.53% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2023 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.96% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2022, Park Avenue waived fees and/or paid Fund expenses in the amount of $25,699.

Park Avenue has entered into a Sub-Advisory Agreement with AllianceBernstein L.P. (“AllianceBernstein”). AllianceBernstein is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2022, the Fund paid distribution fees in the amount of $214,476 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $25,985,032 and $49,044,269, respectively, for the six months ended June 30, 2022. During the six months ended June 30, 2022, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 6, 2023. The Fund did not utilize the credit facility during the six months ended June 30, 2022.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

14

SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually, taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified, no less than monthly, into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets that must be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 23-24, 2022, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented since its inception.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

15

SUPPLEMENTAL INFORMATION (UNAUDITED)

Recent Rulemaking

Rule 2a-5 and Rule 31a-4

In December 2020, the Securities and Exchange Commission (“SEC”) adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act and defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a fund must fair value a security. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 is September 8, 2022.

Rule 18f-4

In October 2020, the SEC adopted Rule 18f-4 under the 1940 Act related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies. Rule 18f-4 supersedes the framework currently used by funds to comply with Section 18 of the 1940 Act and requires funds whose use of derivatives is more than a limited specified exposure to establish a derivatives risk management program and appoint a derivatives risk manager. The compliance date for Rule 18f-4 is August 19, 2022.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 23-24, 2022 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund (formerly, Guardian International Value VIP Fund); Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid Cap Core VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (“Investment Management Agreement”), is in the best interests of the Funds and their shareholders; and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as subadvisers to certain of the Funds (the “Sub-advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund; (ii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund; (iii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iv) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (v) Wellington Management Company LLP with respect to Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vii) Janus Henderson Investors US LLC (formerly, Janus Capital Management LLC) with respect to Guardian Mid Cap Traditional Growth VIP Fund; (viii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (ix) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (x) FIAM LLC with respect to Guardian Select Mid Cap Core VIP Fund; and (xi) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting (each, a “Subadviser” and collectively, the “Subadvisers”) for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Subadviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Subadvisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and

17

SUPPLEMENTAL INFORMATION (UNAUDITED)

evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Subadviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Subadvisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Subadvisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Subadviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Subadvisers to the COVID-19 pandemic, including the implementation of remote work arrangements. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Subadvisers, monitoring the Subadvisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Subadvisers with respect to the services that the Subadvisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend subadvisers, and the Manager’s ability to monitor and oversee subadvisers and recommend replacement subadvisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Subadvisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Subadvisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Subadvisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Subadvisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Subadvisers.

18

SUPPLEMENTAL INFORMATION (UNAUDITED)

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Subadviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year, five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Subadvisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Subadviser was generally satisfactory, or, that any steps being taken by the Manager and Subadvisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Subadvisers, but noted that the Manager had negotiated the fees with the Subadvisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Subadvisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. The Trustees also considered that the Manager proposed (and the Board approved) changes to the expense limitation for three Funds, in each case bringing total expenses closer to the median for the peer group. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Subadvisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this

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SUPPLEMENTAL INFORMATION (UNAUDITED)

regard, the Board noted that for eleven of sixteen Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Subadvisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Subadvisers and their affiliates are consistent with those expected for a subadviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a

Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, the 4th quintile for its performance universe for the 3-year period and the 5th quintile for its performance universes for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 3rd quintile for the 3-year period and in the 4th quintile for 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period, in the 1st quintile of its performance universe for the 3-year period and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 3rd quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 3rd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 2nd quintile.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 4th quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 4th quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would decrease the Fund’s expense limitation from 1.10% to 1.09% reflecting movement closer to the median of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, in the 1st quintile for the 3-year period and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 1st quintile for the 3-year period. The Board also noted that the Fund’s performance was above the benchmark index for the 3-year and 5- year periods. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian International Equity VIP Fund (formerly, Guardian International Value VIP Fund)

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 3rd quintile of the expense group and that the actual management fee was in the 2nd quintile.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 5th quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 2nd quintile.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period and lower than the benchmark index for the since-inception period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 1st quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile of the expense group and that the actual management fee was in the 3rd quintile.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 4th quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year period and was in line with the benchmark index for the since-inception period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 3rd quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile.

Guardian All Cap Core VIP Fund, Guardian Select Mid Cap Core VIP Fund, Guardian Small-Mid Cap Core VIP Fund and Guardian Strategic Large Cap Core VIP Fund

•	Given each Fund’s short operational history, Broadridge did not provide performance information for these Funds. The Board noted that it would have opportunity to consider each Fund’s performance information at future contract review meetings and would receive monthly performance information from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile for each Fund, except Guardian Strategic Large Cap Core VIP Fund. The Board noted that the contractual management fee and actual total expenses were in the 1st quintile for the Guardian Strategic Large Cap Core VIP Fund and the actual management fee was in the 2nd quintile.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

22

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at
http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

23

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8169

Guardian Variable

Products Trust

2022

Semiannual Report

All Data as of June 30, 2022

Guardian All Cap Core VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian All Cap Core VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2022. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN ALL CAP CORE VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $163,801,675

Sector Allocation[1] As of June 30, 2022

Top Ten Holdings[2] As of June 30, 2022

Holding	% of Total Net Assets
Apple, Inc.	6.04%
Microsoft Corp.	5.86%
Alphabet, Inc., Class A	3.90%
Amazon.com, Inc.	2.84%
Exxon Mobil Corp.	1.80%
Johnson & Johnson	1.70%
Visa, Inc., Class A	1.66%
Merck & Co., Inc.	1.54%
JPMorgan Chase & Co.	1.38%
Cigna Corp.	1.38%
Total	28.10%

[1]	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
[2]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22-6/30/22	Expense Ratio During Period 1/1/22-6/30/22
Based on Actual Return	$1,000.00	$ 807.00	$3.49	0.78%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,020.93	$3.91	0.78%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN ALL CAP CORE VIP FUND

June 30, 2022 (unaudited)	Shares	Value
Common Stocks – 99.2%

Aerospace & Defense – 2.0%

Curtiss-Wright Corp.	2,406	$317,736

General Dynamics Corp.	1,748	386,745

Howmet Aerospace, Inc.	16,312	513,012

L3Harris Technologies, Inc.	1,051	254,027

Northrop Grumman Corp.	1,098	525,470

Parsons Corp.(1)	2,272	91,834

Raytheon Technologies Corp.	12,307	1,182,826

		3,271,650
Auto Components – 0.6%

Aptiv PLC(1)	7,490	667,134

Magna International, Inc.	4,438	243,646

		910,780
Banks – 4.1%

Bank OZK	3,906	146,592

First Interstate BancSystem, Inc., Class A	12,073	460,102

JPMorgan Chase & Co.	20,108	2,264,362

PNC Financial Services Group, Inc.	8,649	1,364,553

Truist Financial Corp.	38,255	1,814,435

United Community Banks, Inc.	12,166	367,291

Wells Fargo & Co.	7,694	301,374

		6,718,709
Beverages – 1.7%

Coca-Cola Co.	5,011	315,242

Coca-Cola Europacific Partners PLC	6,754	348,574

Constellation Brands, Inc., Class A	2,241	522,288

PepsiCo, Inc.	9,864	1,643,934

		2,830,038
Biotechnology – 1.4%

Biogen, Inc.(1)	1,334	272,056

Vertex Pharmaceuticals, Inc.(1)	7,179	2,022,970

		2,295,026
Building Products – 0.8%

AZEK Co., Inc.(1)	15,004	251,167

Johnson Controls International PLC	12,714	608,746

Masco Corp.	8,821	446,343

		1,306,256
Capital Markets – 3.1%

Charles Schwab Corp.	12,697	802,197

CME Group, Inc.	3,462	708,671

Invesco Ltd.	17,290	278,888

KKR & Co., Inc.	6,200	286,998

Moody’s Corp.	2,625	713,921

Morgan Stanley	14,774	1,123,710

Northern Trust Corp.	2,723	262,715

Raymond James Financial, Inc.	9,433	843,405

		5,020,505
Chemicals – 2.4%

Air Products and Chemicals, Inc.	1,800	432,864

Ashland Global Holdings, Inc.	5,052	520,609

June 30, 2022 (unaudited)	Shares	Value
Chemicals (continued)

Avient Corp.	8,271	$331,502

Axalta Coating Systems Ltd.(1)	14,668	324,309

Chemours Co.	4,067	130,225

Diversey Holdings Ltd.(1)	49,993	329,954

DuPont de Nemours, Inc.	7,057	392,228

Element Solutions, Inc.	26,353	469,083

FMC Corp.	2,405	257,359

International Flavors & Fragrances, Inc.	2,191	260,992

Sherwin-Williams Co.	1,765	395,201

		3,844,326
Commercial Services & Supplies – 0.4%

GFL Environmental, Inc.	25,060	646,548

		646,548
Construction & Engineering – 0.2%

API Group Corp.(1)	18,155	271,780

		271,780
Construction Materials – 0.2%

Vulcan Materials Co.	2,477	351,982

		351,982
Consumer Finance – 0.3%

SLM Corp.	26,704	425,662

		425,662
Containers & Packaging – 0.3%

Ball Corp.	5,858	402,855

		402,855
Distributors – 0.7%

LKQ Corp.	23,617	1,159,359

		1,159,359
Diversified Consumer Services – 0.3%

Bright Horizons Family Solutions, Inc.(1)	3,872	327,261

Grand Canyon Education, Inc.(1)	2,208	207,972

		535,233
Diversified Financial Services – 0.2%

Voya Financial, Inc.	5,616	334,320

		334,320
Electric Utilities – 2.5%

American Electric Power Co., Inc.	3,142	301,443

Constellation Energy Corp.	3,061	175,273

Duke Energy Corp.	4,274	458,215

Evergy, Inc.	5,260	343,215

Exelon Corp.	9,184	416,219

NextEra Energy, Inc.	13,184	1,021,233

PG&E Corp.(1)	37,921	378,452

PPL Corp.	6,775	183,806

Southern Co.	5,693	405,968

Xcel Energy, Inc.	4,929	348,776

		4,032,600
Electrical Equipment – 1.8%

AMETEK, Inc.	4,480	492,307

Eaton Corp. PLC	7,196	906,624

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN ALL CAP CORE VIP FUND

June 30, 2022 (unaudited)	Shares	Value
Electrical Equipment (continued)

Generac Holdings, Inc.(1)	1,041	$219,214

nVent Electric PLC	5,448	170,686

Regal Rexnord Corp.	3,128	355,091

Sensata Technologies Holding PLC	17,821	736,185

		2,880,107
Electronic Equipment, Instruments & Components – 0.5%

Amphenol Corp., Class A	2,595	167,066

TE Connectivity Ltd.	1,554	175,835

Zebra Technologies Corp., Class A(1)	1,400	411,530

		754,431
Energy Equipment & Services – 0.5%

Cactus, Inc., Class A	7,206	290,186

Schlumberger NV	14,891	532,502

		822,688
Entertainment – 1.6%

Electronic Arts, Inc.	6,316	768,341

ROBLOX Corp., Class A(1)	4,696	154,311

Take-Two Interactive Software, Inc.(1)	1,948	238,688

Walt Disney Co.(1)	10,665	1,006,776

Warner Bros Discovery, Inc.(1)	25,996	348,866

Warner Music Group Corp., Class A	4,680	114,005

		2,630,987
Equity Real Estate Investment Trusts (REITs) – 3.4%

AvalonBay Communities, Inc.	3,149	611,693

Broadstone Net Lease, Inc.	21,760	446,298

Empire State Realty Trust, Inc., Class A	43,133	303,225

Equinix, Inc.	1,256	825,217

Extra Space Storage, Inc.	2,581	439,080

Innovative Industrial Properties, Inc.	1,981	217,652

Rayonier, Inc.	20,550	768,159

SBA Communications Corp.	2,961	947,668

STORE Capital Corp.	27,219	709,872

Sun Communities, Inc.	1,828	291,310

		5,560,174
Food Products – 1.2%

Archer-Daniels-Midland Co.	6,291	488,181

J.M. Smucker Co.	2,060	263,701

Mondelez International, Inc., Class A	17,679	1,097,689

Oatly Group AB, ADR(1)	48,293	167,094

		2,016,665
Health Care Equipment & Supplies – 3.8%

Align Technology, Inc.(1)	630	149,102

Becton Dickinson and Co.	5,788	1,426,916

Boston Scientific Corp.(1)	39,314	1,465,233

Envista Holdings Corp.(1)	10,140	390,796

IDEXX Laboratories, Inc.(1)	587	205,878

Medtronic PLC	15,835	1,421,191

QuidelOrtho Corp.(1)	7,078	687,840

STERIS PLC	2,659	548,153

		6,295,109

June 30, 2022 (unaudited)	Shares	Value
Health Care Providers & Services – 2.8%

Cigna Corp.	8,572	$2,258,893

Humana, Inc.	2,333	1,092,007

McKesson Corp.	3,870	1,262,433

		4,613,333
Hotels, Restaurants & Leisure – 2.0%

Booking Holdings, Inc.(1)	213	372,535

International Game Technology PLC	14,055	260,861

Las Vegas Sands Corp.(1)	2,533	85,083

Marriott International, Inc., Class A	2,981	405,446

Starbucks Corp.	17,854	1,363,867

Wendy’s Co.	38,509	727,050

		3,214,842
Household Products – 1.3%

Colgate-Palmolive Co.	9,491	760,609

Kimberly-Clark Corp.	4,477	605,067

Procter & Gamble Co.	5,713	821,472

		2,187,148
Industrial Conglomerates – 0.6%

Honeywell International, Inc.	5,391	937,010

		937,010
Insurance – 3.6%

Aon PLC, Class A	5,482	1,478,386

Arthur J Gallagher & Co.	5,590	911,393

Chubb Ltd.	5,733	1,126,993

Hartford Financial Services Group, Inc.	7,927	518,664

MetLife, Inc.	7,634	479,339

Primerica, Inc.	3,510	420,112

Reinsurance Group of America, Inc.	3,518	412,626

Willis Towers Watson PLC	2,782	549,139

		5,896,652
Interactive Media & Services – 3.9%

Alphabet, Inc., Class A(1)	2,932	6,389,590

		6,389,590
Internet & Direct Marketing Retail – 2.9%

Amazon.com, Inc.(1)	43,813	4,653,379

Vivid Seats, Inc., Class A	14,854	110,959

		4,764,338
IT Services – 4.4%

Accenture PLC, Class A	5,274	1,464,326

Amdocs Ltd.	6,537	544,598

Block, Inc.(1)	3,679	226,111

Fidelity National Information Services, Inc.	7,260	665,524

Fiserv, Inc.(1)	7,561	672,702

Global Payments, Inc.	4,640	513,370

PayPal Holdings, Inc.(1)	2,854	199,323

Thoughtworks Holding, Inc.(1)	19,888	280,620

Visa, Inc., Class A	13,793	2,715,704

		7,282,278

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN ALL CAP CORE VIP FUND

June 30, 2022 (unaudited)	Shares	Value
Life Sciences Tools & Services – 1.9%

ICON PLC(1)	4,136	$896,271

Illumina, Inc.(1)	983	181,226

Maravai LifeSciences Holdings, Inc., Class A(1)	46,483	1,320,582

Oxford Nanopore Technologies PLC (United Kingdom)(1)	23,748	80,171

Syneos Health, Inc.(1)	6,397	458,537

Thermo Fisher Scientific, Inc.	191	103,767

		3,040,554
Machinery – 1.7%

Dover Corp.	3,899	473,027

Ingersoll Rand, Inc.	21,754	915,408

Otis Worldwide Corp.	4,046	285,931

PACCAR, Inc.	8,128	669,259

Westinghouse Air Brake Technologies Corp.	5,827	478,280

		2,821,905
Media – 0.7%

Altice USA, Inc., Class A(1)	25,894	239,519

Cable One, Inc.	97	125,064

Liberty Broadband Corp., Class C(1)	7,228	835,846

		1,200,429
Multi-Utilities – 0.5%

CenterPoint Energy, Inc.	20,874	617,453

Dominion Energy, Inc.	3,370	268,960

		886,413
Multiline Retail – 1.8%

Dollar General Corp.	5,143	1,262,298

Dollar Tree, Inc.(1)	6,565	1,023,155

Target Corp.	4,782	675,362

		2,960,815
Oil, Gas & Consumable Fuels – 3.7%

Cheniere Energy, Inc.	2,647	352,130

ConocoPhillips	10,303	925,313

Diamondback Energy, Inc.	4,021	487,144

Enterprise Products Partners LP	13,762	335,380

Exxon Mobil Corp.	34,419	2,947,643

Hess Corp.	5,536	586,484

Valero Energy Corp.	4,279	454,772

		6,088,866
Pharmaceuticals – 5.7%

Eli Lilly and Co.	6,181	2,004,066

Johnson & Johnson	15,681	2,783,534

Merck & Co., Inc.	27,757	2,530,606

Organon & Co.	20,574	694,372

Zoetis, Inc.	7,943	1,365,322

		9,377,900
Professional Services – 0.7%

CACI International, Inc., Class A(1)	706	198,936

Clarivate PLC(1)	54,487	755,190

Leidos Holdings, Inc.	2,149	216,426

		1,170,552

June 30, 2022 (unaudited)	Shares	Value
Road & Rail – 1.1%

Canadian Pacific Railway Ltd.	15,265	$1,066,108

CSX Corp.	19,274	560,102

Saia, Inc.(1)	864	162,432

		1,788,642
Semiconductors & Semiconductor Equipment – 4.7%

Advanced Micro Devices, Inc.(1)	11,931	912,363

Analog Devices, Inc.	5,396	788,302

Applied Materials, Inc.	9,520	866,130

Broadcom, Inc.	3,087	1,499,695

Enphase Energy, Inc.(1)	667	130,225

Intel Corp.	11,657	436,088

Lam Research Corp.	1,725	735,109

Monolithic Power Systems, Inc.	1,046	401,706

NXP Semiconductors NV	6,098	902,687

Texas Instruments, Inc.	6,458	992,272

		7,664,577
Software – 11.2%

Adobe, Inc.(1)	4,556	1,667,770

Atlassian Corp. PLC, Class A(1)	4,133	774,524

Avalara, Inc.(1)	3,757	265,244

Black Knight, Inc.(1)	4,934	322,634

Cadence Design Systems, Inc.(1)	9,702	1,455,591

Elastic NV(1)	2,118	143,325

Microsoft Corp.	37,353	9,593,371

Nice Ltd., ADR(1)	2,753	529,815

Ping Identity Holding Corp.(1)	8,731	158,380

Rapid7, Inc.(1)	5,160	344,688

Roper Technologies, Inc.	807	318,483

Salesforce, Inc.(1)	8,570	1,414,393

ServiceNow, Inc.(1)	2,900	1,379,008

		18,367,226
Specialty Retail – 1.8%

Home Depot, Inc.	6,975	1,913,033

Ross Stores, Inc.	13,562	952,459

		2,865,492
Technology Hardware, Storage & Peripherals – 6.0%

Apple, Inc.	72,378	9,895,520

		9,895,520
Textiles, Apparel & Luxury Goods – 0.4%

NIKE, Inc., Class B	3,464	354,021

Skechers USA, Inc., Class A(1)	9,905	352,420

		706,441
Tobacco – 0.5%

Philip Morris International, Inc.	8,586	847,782

		847,782
Wireless Telecommunication Services – 1.3%

T-Mobile US, Inc.(1)	16,027	2,156,273

		2,156,273

Total Common Stocks (Cost $177,082,294)		162,442,368

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN ALL CAP CORE VIP FUND

June 30, 2022 (unaudited)	Principal Amount	Value
Short–Term Investments – 0.8%

Repurchase Agreements – 0.8%

Fixed Income Clearing Corp., 0.24%, dated 6/30/2022, proceeds at maturity value of $1,345,647, due 7/1/2022(2)	$1,345,638	$1,345,638

Total Repurchase Agreements (Cost $1,345,638)		1,345,638

Total Investments – 100.0% (Cost $178,427,932)		163,788,006

Assets in excess of other liabilities – 0.0%		13,669

Total Net Assets – 100.0%		$163,801,675

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	3.00%	6/30/2024	$1,374,100	$1,372,597

Legend:

ADR — American Depositary Receipt

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$162,362,197	$80,171	*	$—	$162,442,368
Repurchase Agreements	—	1,345,638		—	1,345,638
Total	$162,362,197	$1,425,809		$—	$163,788,006

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN ALL CAP CORE VIP FUND

Statement of Assets and Liabilities As of June 30, 2022 (unaudited)
Assets

Investments, at value	$163,788,006

Dividends/interest receivable	146,524

Reimbursement receivable from adviser	2,208

Receivable for fund shares subscribed	437

Prepaid expenses	2,905

Total Assets	163,940,080

Liabilities

Investment advisory fees payable	61,164

Distribution fees payable	34,752

Payable for fund shares redeemed	14,787

Accrued audit fees	14,111

Accrued custodian and accounting fees	8,897

Accrued expenses and other liabilities	4,694

Total Liabilities	138,405

Total Net Assets	$163,801,675

Net Assets Consist of:

Paid-in capital	$179,323,229

Distributable loss	(15,521,554)

Total Net Assets	$163,801,675

Investments, at Cost	$178,427,932

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	19,791,755

Net Asset Value Per Share	$8.28

Statement of Operations For the Six Months Ended June 30, 2022 (unaudited)
Investment Income

Dividends	$616,930

Interest	188

Withholding taxes on foreign dividends	(1,673)

Total Investment Income	615,445

Expenses

Investment advisory fees	163,967

Distribution fees	93,163

Custodian and accounting fees	19,936

Professional fees	17,494

Transfer agent fees	5,662

Trustees’ and officers’ fees	4,798

Shareholder reports	4,252

Administrative fees	4,088

Other expenses	911

Total Expenses	314,271

Less: Fees waived	(23,603)

Total Expenses, Net	290,668

Net Investment Income/(Loss)	324,777

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions
Net realized gain/(loss) from investments	(1,254,168)
Net realized gain/(loss) from foreign currency transactions	193
Net change in unrealized appreciation/(depreciation) on investments	(15,397,651)
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	13

Net Loss on Investments and Foreign Currency Transactions	(16,651,613)

Net Decrease in Net Assets Resulting From Operations	$(16,326,836)

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — GUARDIAN ALL CAP CORE VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/22	For the Period Ended 12/31/21[1]

Operations

Net investment income/(loss)	$324,777	$38,444

Net realized gain/(loss) from investments and foreign currency transactions	(1,253,975)	9,109

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(15,397,638)	757,729

Net Increase/(Decrease) in Net Assets Resulting from Operations	(16,326,836)	805,282

Capital Share Transactions

Proceeds from sales of shares	152,053,441	31,742,905

Cost of shares redeemed	(3,294,996)	(1,178,121)

Net Increase in Net Assets Resulting from Capital Share Transactions	148,758,445	30,564,784

Net Increase in Net Assets	132,431,609	31,370,066

Net Assets

Beginning of period	31,370,066	—

End of period	$163,801,675	$31,370,066

Other Information:

Shares

Sold	17,105,243	3,174,247

Redeemed	(370,904)	(116,831)

Net Increase	16,734,339	3,057,416

[1]	Commenced operations on October 25, 2021.

8	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

9

FINANCIAL INFORMATION — GUARDIAN ALL CAP CORE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2),(3)

Six Months Ended 6/30/22	$10.26	$0.04	$(2.02)	$(1.98)	$8.28	(19.30)%

Period Ended 12/31/21(5)	10.00	0.01	0.25	0.26	10.26	2.60%

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN ALL CAP CORE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3),(4)	Gross Ratio of Expenses to Average Net Assets(3)	Net Ratio of Net Investment Income to Average Net Assets(3),(4)	Gross Ratio of Net Investment Income to Average Net Assets(3)	Portfolio Turnover Rate(3)

$163,802	0.78%	0.84%	0.87%	0.81%	20%

31,370	0.38%	1.14%	1.06%	0.30%	7%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2021, certain non-recurring fees (i.e., audit fees) are not annualized.

(4)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(5)	Commenced operations on October 25, 2021.

The accompanying notes are an integral part of these financial statements.	11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN ALL CAP CORE VIP FUND

June 30, 2022 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian All Cap Core VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 25, 2021. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN ALL CAP CORE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2022, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2022 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2022, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2022, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN ALL CAP CORE VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.44% of the first $500 million, and 0.40% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2023 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.78% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2022, Park Avenue waived fees and/or paid Fund expenses in the amount of $23,603.

Park Avenue has entered into a Sub-Advisory Agreement with Massachusetts Financial Services Company (“MFS”). MFS is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN ALL CAP CORE VIP FUND

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2022, the Fund paid distribution fees in the amount of $93,163 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $161,719,322 and $13,744,758, respectively, for the six months ended June 30, 2022. During the six months ended June 30, 2022, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN ALL CAP CORE VIP FUND

(a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 6, 2023. The Fund did not utilize the credit facility during the six months ended June 30, 2022.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually, taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified, no less than monthly, into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets that must be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 23-24, 2022, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented since its inception.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Recent Rulemaking

Rule 2a-5 and Rule 31a-4

In December 2020, the Securities and Exchange Commission (“SEC”) adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act and defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a fund must fair value a security. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 is September 8, 2022.

Rule 18f-4

In October 2020, the SEC adopted Rule 18f-4 under the 1940 Act related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies. Rule 18f-4 supersedes the framework currently used by funds to comply with Section 18 of the 1940 Act and requires funds whose use of derivatives is more than a limited specified exposure to establish a derivatives risk management program and appoint a derivatives risk manager. The compliance date for Rule 18f-4 is August 19, 2022.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 23-24, 2022 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund (formerly, Guardian International Value VIP Fund); Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid Cap Core VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (“Investment Management Agreement”), is in the best interests of the Funds and their shareholders; and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management

Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as subadvisers to certain of the Funds (the “Sub-advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund; (ii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund; (iii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iv) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (v) Wellington Management Company LLP with respect to Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vii) Janus Henderson Investors US LLC (formerly, Janus Capital Management LLC) with respect to Guardian Mid Cap Traditional Growth VIP Fund; (viii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (ix) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (x) FIAM LLC with respect to Guardian Select Mid Cap Core VIP Fund; and (xi) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting (each, a “Subadviser” and collectively, the “Subadvisers”) for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Subadviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Subadvisers.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Subadviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Subadvisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Subadvisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Subadviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Subadvisers to the COVID-19 pandemic, including the implementation of remote work arrangements.

The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Subadvisers, monitoring the Subadvisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Subadvisers with respect to the services that the Subadvisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend subadvisers, and the Manager’s ability to monitor and oversee subadvisers and recommend replacement subadvisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Subadvisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Subadvisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Subadvisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Subadvisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Subadvisers.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Subadviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year, five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Subadvisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Subadviser was generally satisfactory, or, that any steps being taken by the Manager and Subadvisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Subadvisers, but noted that the Manager had negotiated the fees with the Subadvisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Subadvisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. The Trustees also considered that the Manager proposed (and the Board approved) changes to the expense limitation for three Funds, in each case bringing total expenses closer to the median for the peer group. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Subadvisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for eleven of sixteen Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Subadvisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Subadvisers and their affiliates are consistent with those expected for a subadviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, the 4th quintile for its performance universe for the 3-year period and the 5th quintile for its performance universes for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 3rd quintile for the 3-year period and in the 4th quintile for 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•

The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period, in the 1st quintile of its performance universe for the 3-year period and in the 2nd quintile for the 5-year period. The Board also noted that the

22

SUPPLEMENTAL INFORMATION (UNAUDITED)

Fund’s performance was below the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 3rd quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 3rd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 2nd quintile.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 4th quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 4th quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would decrease the Fund’s expense limitation from 1.10% to 1.09% reflecting movement closer to the median of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, in the 1st quintile for the 3-year period and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 1st quintile for the 3-year period. The Board also noted that the Fund’s performance was above the benchmark index for the 3-year and 5- year periods. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian International Equity VIP Fund (formerly, Guardian International Value VIP Fund)

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 3rd quintile of the expense group and that the actual management fee was in the 2nd quintile.

Guardian Core Plus Fixed Income VIP Fund

•

The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 5th quintile for the 5-year period. The Board also noted that the Fund’s performance was higher

23

SUPPLEMENTAL INFORMATION (UNAUDITED)

than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 2nd quintile.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period and lower than the benchmark index for the since-inception period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 1st quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile of the expense group and that the actual management fee was in the 3rd quintile.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 4th quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year period and was in line with the benchmark index for the since-inception period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 3rd quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile.

Guardian All Cap Core VIP Fund, Guardian Select Mid Cap Core VIP Fund, Guardian Small-Mid Cap Core VIP Fund and Guardian Strategic Large Cap Core VIP Fund

•	Given each Fund’s short operational history, Broadridge did not provide performance information for these Funds. The Board noted that it would have opportunity to consider each Fund’s performance information at future contract review meetings and would receive monthly performance information from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile for each Fund, except Guardian Strategic Large Cap Core VIP Fund. The Board noted that the contractual management fee and actual total expenses were in the 1st quintile for the Guardian Strategic Large Cap Core VIP Fund and the actual management fee was in the 2nd quintile.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

24

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

25

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB11407

Guardian Variable

Products Trust

2022

Semiannual Report

All Data as of June 30, 2022

Guardian Balanced Allocation VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Balanced Allocation VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2022. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN BALANCED ALLOCATION VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $224,446,538

Portfolio Composition[1] As of June 30, 2022

1

GUARDIAN BALANCED ALLOCATION VIP FUND

Sector Allocation[1] As of June 30, 2022

Equity Sector[2,3]

Bond Sector[3]

2

GUARDIAN BALANCED ALLOCATION VIP FUND

Top Ten Holdings[1] As of June 30, 2022

Holding	% of Total Net Assets
Microsoft Corp.	4.34%
U.S. Treasury Note, 2.750% due 4/30/2027	4.25%
Alphabet, Inc., Class A	2.72%
Amazon.com, Inc.	2.63%
U.S. Treasury Note, 2.625% due 4/15/2025	2.57%
U.S. Treasury Note, 2.500% due 4/30/2024	2.53%
U.S. Treasury Bond, 2.375% due 2/15/2042	2.17%
Apple, Inc.	2.00%
Shell PLC, ADR	1.80%
Performance Food Group Co.	1.37%
Total	26.38%
[1]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Cash includes short-term investments and net other assets and liabilities.
[2]	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
[3]	A sector may comprise several industries.

3

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 2, 2022 (commencement of operations) to June 30, 2022. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22-6/30/22	Expense Ratio During Period 1/1/22-6/30/22
Based on Actual Return*	$1,000.00	$ 942.00	$1.31	0.82%
Based on Hypothetical Return (5% Return Before Expenses)**	$1,000.00	$1,020.73	$4.11	0.82%

*

Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 60/365 (to reflect the period from May 2, 2022 (commencement of operations) through June 30, 2022).

**

Expenses (hypothetical expenses if the Fund had been in existence from 1/1/2022) are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4

SCHEDULE OF INVESTMENTS – GUARDIAN BALANCED ALLOCATION VIP FUND

June 30, 2022 (unaudited)	Shares	Value
Common Stocks – 64.4%

Aerospace & Defense – 1.4%

Boeing Co.(1)	3,511	$480,024

General Dynamics Corp.	3,849	851,592

L3Harris Technologies, Inc.	2,556	617,785

Raytheon Technologies Corp.	13,284	1,276,725

		3,226,126
Air Freight & Logistics – 0.2%

FedEx Corp.	1,961	444,578

		444,578
Airlines – 0.2%

JetBlue Airways Corp.(1)	50,097	419,312

		419,312
Automobiles – 0.6%

Ford Motor Co.	21,865	243,358

Tesla, Inc.(1)	1,672	1,125,958

		1,369,316
Banks – 0.5%

PNC Financial Services Group, Inc.	7,832	1,235,655

		1,235,655
Beverages – 1.2%

Constellation Brands, Inc., Class A	8,197	1,910,393

Monster Beverage Corp.(1)	8,621	799,167

		2,709,560
Biotechnology – 1.1%

Alnylam Pharmaceuticals, Inc.(1)	484	70,591

Apellis Pharmaceuticals, Inc.(1)	1,103	49,878

Ascendis Pharma A/S, ADR(1)	928	86,267

Biogen, Inc.(1)	1,063	216,788

Blueprint Medicines Corp.(1)	607	30,660

Celldex Therapeutics, Inc.(1)	1,063	28,658

Exact Sciences Corp.(1)	1,493	58,809

Genmab A/S, ADR(1)	2,701	87,756

Horizon Therapeutics PLC(1)	1,066	85,024

Incyte Corp.(1)	1,511	114,791

Kymera Therapeutics, Inc.(1)	912	17,957

Mirati Therapeutics, Inc.(1)	611	41,016

Moderna, Inc.(1)	386	55,140

Myovant Sciences Ltd.(1)	13,590	168,924

Neurocrine Biosciences, Inc.(1)	576	56,148

PTC Therapeutics, Inc.(1)	1,011	40,501

Regeneron Pharmaceuticals, Inc.(1)	551	325,713

REVOLUTION Medicines, Inc.(1)	1,830	35,667

Sarepta Therapeutics, Inc.(1)	492	36,880

Seagen, Inc.(1)	1,081	191,272

United Therapeutics Corp.(1)	337	79,411

Vertex Pharmaceuticals, Inc.(1)	2,117	596,549

		2,474,400
Building Products – 0.5%

Builders FirstSource, Inc.(1)	7,921	425,358

Fortune Brands Home & Security, Inc.	2,437	145,927

June 30, 2022 (unaudited)	Shares	Value
Building Products (continued)

Johnson Controls International PLC	10,968	$525,148

		1,096,433
Capital Markets – 3.6%

Ares Management Corp., Class A	21,901	1,245,291

Charles Schwab Corp.	31,438	1,986,253

CME Group, Inc.	6,073	1,243,143

Morgan Stanley	22,990	1,748,619

S&P Global, Inc.	5,252	1,770,239

		7,993,545
Chemicals – 1.9%

Cabot Corp.	9,714	619,656

Celanese Corp.	4,728	556,060

FMC Corp.	7,127	762,661

Ingevity Corp.(1)	3,823	241,384

Linde PLC	3,908	1,123,667

Livent Corp.(1)	9,492	215,374

PPG Industries, Inc.	5,630	643,734

		4,162,536
Commercial Services & Supplies – 0.2%

Aurora Innovation, Inc.(1)	19,829	37,873

Clean Harbors, Inc.(1)	1,295	113,533

Waste Connections, Inc.	3,020	374,359

		525,765
Communications Equipment – 0.3%

Arista Networks, Inc.(1)	6,984	654,680

		654,680
Construction & Engineering – 0.1%

Fluor Corp.(1)	13,469	327,835

		327,835
Consumer Finance – 0.1%

OneMain Holdings, Inc.	5,666	211,795

		211,795
Containers & Packaging – 0.1%

Ball Corp.	3,631	249,704

		249,704
Diversified Financial Services – 0.5%

Equitable Holdings, Inc.	32,286	841,696

Voya Financial, Inc.	3,606	214,665

		1,056,361
Diversified Telecommunication Services – 0.4%

AT&T, Inc.	38,971	816,832

		816,832
Electric Utilities – 2.3%

Constellation Energy Corp.	7,954	455,446

Duke Energy Corp.	14,314	1,534,604

Edison International	15,993	1,011,397

Exelon Corp.	23,502	1,065,111

FirstEnergy Corp.	29,658	1,138,571

		5,205,129

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS – GUARDIAN BALANCED ALLOCATION VIP FUND

June 30, 2022 (unaudited)	Shares	Value
Electrical Equipment – 0.1%

Emerson Electric Co.	1,608	$127,900

		127,900
Energy Equipment & Services – 0.3%

Schlumberger NV	16,009	572,482

		572,482
Entertainment – 0.3%

Electronic Arts, Inc.	1,620	197,073

Roku, Inc.(1)	5,950	488,733

		685,806
Equity Real Estate Investment Trusts (REITs) – 1.5%

American Tower Corp.	3,256	832,201

AvalonBay Communities, Inc.	1,866	362,470

Rexford Industrial Realty, Inc.	12,318	709,394

Ryman Hospitality Properties, Inc.(1)	6,895	524,227

Welltower, Inc.	10,569	870,357

		3,298,649
Food & Staples Retailing – 2.0%

Performance Food Group Co.(1)	66,948	3,078,269

Sysco Corp.	16,856	1,427,872

		4,506,141
Food Products – 1.4%

Hershey Co.	4,630	996,191

Mondelez International, Inc., Class A	32,876	2,041,271

		3,037,462
Health Care Equipment & Supplies – 1.9%

Align Technology, Inc.(1)	1,336	316,191

Baxter International, Inc.	11,402	732,350

Boston Scientific Corp.(1)	21,777	811,629

Dexcom, Inc.(1)	2,568	191,393

Edwards Lifesciences Corp.(1)	6,165	586,230

Inari Medical, Inc.(1)	3,030	206,010

Insulet Corp.(1)	1,451	316,231

Stryker Corp.	4,008	797,311

Teleflex, Inc.	1,640	403,194

		4,360,539
Health Care Providers & Services – 2.8%

agilon health, Inc.(1)	23,278	508,159

Centene Corp.(1)	9,837	832,308

Elevance Health, Inc.	2,019	974,329

HCA Healthcare, Inc.	3,381	568,211

Humana, Inc.	3,581	1,676,159

Laboratory Corp. of America Holdings	982	230,141

McKesson Corp.	1,566	510,845

UnitedHealth Group, Inc.	1,725	886,012

		6,186,164
Hotels, Restaurants & Leisure – 1.1%

Airbnb, Inc., Class A(1)	14,232	1,267,786

Hyatt Hotels Corp., Class A(1)	4,927	364,155

Starbucks Corp.	11,648	889,791

		2,521,732

June 30, 2022 (unaudited)	Shares	Value
Industrial Conglomerates – 0.3%

Honeywell International, Inc.	4,325	$751,728

		751,728
Insurance – 2.2%

American International Group, Inc.	16,467	841,958

Assurant, Inc.	2,105	363,849

Assured Guaranty Ltd.	9,106	508,024

Chubb Ltd.	5,690	1,118,540

Hartford Financial Services Group, Inc.	7,901	516,962

Marsh & McLennan Cos., Inc.	4,947	768,022

MetLife, Inc.	7,045	442,356

Trupanion, Inc.(1)	6,997	421,639

		4,981,350
Interactive Media & Services – 4.8%

Alphabet, Inc., Class A(1)	2,804	6,110,645

Bumble, Inc., Class A(1)	28,453	800,952

Cargurus, Inc.(1)	20,248	435,130

Match Group, Inc.(1)	5,343	372,354

Meta Platforms, Inc., Class A(1)	16,573	2,672,396

Snap, Inc., Class A(1)	22,342	293,350

		10,684,827
Internet & Direct Marketing Retail – 3.2%

Amazon.com, Inc.(1)	55,617	5,907,081

Etsy, Inc.(1)	18,179	1,330,885

		7,237,966
IT Services – 2.1%

Block, Inc.(1)	5,593	343,746

FleetCor Technologies, Inc.(1)	2,158	453,417

Genpact Ltd.	8,822	373,700

Global Payments, Inc.	11,668	1,290,947

GoDaddy, Inc., Class A(1)	7,742	538,534

Okta, Inc.(1)	648	58,579

PayPal Holdings, Inc.(1)	1,055	73,681

Snowflake, Inc., Class A(1)	345	47,976

Visa, Inc., Class A	5,019	988,191

WEX, Inc.(1)	3,162	491,881

		4,660,652
Life Sciences Tools & Services – 1.6%

Agilent Technologies, Inc.	6,715	797,540

Danaher Corp.	6,515	1,651,683

ICON PLC(1)	1,278	276,943

NanoString Technologies, Inc.(1)	11,987	152,235

Syneos Health, Inc.(1)	6,045	433,305

Waters Corp.(1)	1,100	364,078

		3,675,784
Machinery – 1.3%

Caterpillar, Inc.	2,147	383,798

Flowserve Corp.	11,171	319,826

Fortive Corp.	5,526	300,504

Ingersoll Rand, Inc.	8,564	360,373

Kennametal, Inc.	6,036	140,216

Middleby Corp.(1)	1,672	209,602

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS – GUARDIAN BALANCED ALLOCATION VIP FUND

June 30, 2022 (unaudited)	Shares	Value
Machinery (continued)

PACCAR, Inc.	4,991	$410,959

Westinghouse Air Brake Technologies Corp.	9,186	753,987

		2,879,265
Media – 1.3%

Charter Communications, Inc., Class A(1)	2,750	1,288,458

New York Times Co., Class A	10,779	300,734

Omnicom Group, Inc.	21,963	1,397,066

		2,986,258
Oil, Gas & Consumable Fuels – 3.0%

ConocoPhillips	15,736	1,413,250

Marathon Petroleum Corp.	8,272	680,041

Pioneer Natural Resources Co.	2,568	572,870

Shell PLC, ADR	77,342	4,044,213

		6,710,374
Pharmaceuticals – 4.1%

Aclaris Therapeutics, Inc.(1)	2,094	29,232

AstraZeneca PLC, ADR	12,459	823,166

Bristol Myers Squibb Co.	19,131	1,473,087

Elanco Animal Health, Inc.(1)	14,667	287,913

Eli Lilly and Co.	8,035	2,605,188

Intra-Cellular Therapies, Inc.(1)	2,493	142,301

Novartis AG, ADR	8,085	683,425

Pfizer, Inc.	44,626	2,339,741

Royalty Pharma PLC, Class A	1,332	55,997

Zoetis, Inc.	5,093	875,436

		9,315,486
Professional Services – 0.3%

Science Applications International Corp.	3,863	359,645

TriNet Group, Inc.(1)	3,719	288,669

		648,314
Semiconductors & Semiconductor Equipment – 2.7%

Advanced Micro Devices, Inc.(1)	14,481	1,107,362

KLA Corp.	2,235	713,144

Marvell Technology, Inc.	12,766	555,704

Micron Technology, Inc.	14,567	805,264

NVIDIA Corp.	3,018	457,499

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,796	146,823

Teradyne, Inc.	6,990	625,954

Texas Instruments, Inc.	10,975	1,686,309

		6,098,059
Software – 5.9%

Adobe, Inc.(1)	996	364,596

Avalara, Inc.(1)	804	56,762

Ceridian HCM Holding, Inc.(1)	7,487	352,488

Guidewire Software, Inc.(1)	2,177	154,545

HashiCorp, Inc., Class A(1)	5,941	174,903

Microsoft Corp.	37,971	9,752,092

June 30, 2022 (unaudited)	Shares	Value
Software (continued)

Palo Alto Networks, Inc.(1)	295	$145,712

Qualtrics International, Inc., Class A(1)	5,869	73,421

Rapid7, Inc.(1)	908	60,655

Salesforce, Inc.(1)	6,163	1,017,142

SentinelOne, Inc., Class A(1)	2,692	62,804

ServiceNow, Inc.(1)	1,311	623,407

UiPath, Inc., Class A(1)	4,594	83,565

Varonis Systems, Inc.(1)	3,354	98,339

Workday, Inc., Class A(1)	2,240	312,659

		13,333,090
Specialty Retail – 1.3%

TJX Cos., Inc.	25,066	1,399,936

Ulta Beauty, Inc.(1)	4,024	1,551,172

		2,951,108
Technology Hardware, Storage & Peripherals – 2.0%

Apple, Inc.	32,846	4,490,705

		4,490,705
Tobacco – 0.8%

Philip Morris International, Inc.	18,277	1,804,671

		1,804,671
Trading Companies & Distributors – 0.1%

WESCO International, Inc.(1)	2,374	254,255

		254,255
Wireless Telecommunication Services – 0.8%

T-Mobile US, Inc.(1)	12,539	1,686,997

		1,686,997

Total Common Stocks (Cost $157,030,981)		144,627,326

	Principal Amount	Value
Agency Mortgage–Backed Securities – 9.5%

Federal Home Loan Mortgage Corp. 2.00%% due 4/1/2052	$1,400,000	1,217,453
2.50% due 7/1/2041	426,793	392,104
2.50% due 2/1/2042	615,296	566,106
3.00% due 10/1/2051	333,505	312,442

Federal National Mortgage Association 2.00% due 2/1/2051	443,529	385,631
2.50% due 2/1/2041	75,318	69,635
2.50% due 5/1/2051	1,338,861	1,208,126
3.50% due 7/1/2051	617,529	597,442

Freddie Mac Multifamily Structured Pass-Through Certificates K1522 A2 2.361% due 10/25/2036	500,000	411,614

Government National Mortgage Association 2.00% due 7/1/2052(2)	700,000	620,871

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS – GUARDIAN BALANCED ALLOCATION VIP FUND

June 30, 2022 (unaudited)	Principal Amount	Value
Agency Mortgage–Backed Securities (continued)
2.50% due 7/1/2052(2)	$1,147,000	$1,048,519
3.00% due 7/1/2052(2)	1,025,000	965,720
4.00% due 7/1/2052(2)	325,000	323,527
4.50% due 7/1/2052(2)	200,000	202,928

Uniform Mortgage-Backed Security 2.00% due 7/1/2052(2)	1,140,000	988,899
2.00% due 8/1/2052(2)	2,535,000	2,196,430
2.50% due 7/1/2037(2)	525,000	501,471
2.50% due 7/1/2052(2)	1,300,000	1,168,470
2.50% due 8/1/2052(2)	1,300,000	1,166,945
3.00% due 7/1/2037(2)	225,000	219,807
3.00% due 7/1/2052(2)	1,775,000	1,652,349
3.50% due 7/1/2037(2)	1,300,000	1,292,144
3.50% due 7/1/2052(2)	2,191,000	2,106,811
4.00% due 7/1/2052(2)	1,075,000	1,059,844
4.50% due 7/1/2052(2)	450,000	451,665
5.00% due 7/1/2052(2)	175,000	178,610

Total Agency Mortgage–Backed Securities (Cost $21,259,639)		21,305,563
Asset–Backed Securities – 0.3%

Domino’s Pizza Master Issuer LLC 2021-1A A2I 2.662% due 4/25/2051(3)	148,500	129,507

New Economy Assets Phase 1 Sponsor LLC 2021-1 A1 1.91% due 10/20/2061(3)	235,000	204,544

Taco Bell Funding LLC 2021-1A A2I 1.946% due 8/25/2051(3)	149,250	129,985

Vantage Data Centers Issuer LLC 2021-1A A2 2.165% due 10/15/2046(3)	200,000	178,488

Total Asset–Backed Securities (Cost $663,080)		642,524
Corporate Bonds & Notes – 9.4%
Aerospace & Defense – 0.2%

BAE Systems Holdings, Inc. 3.85% due 12/15/2025(3)	420,000	412,759

Raytheon Technologies Corp. 3.95% due 8/16/2025	88,000	88,369

		501,128
Agriculture – 0.2%

BAT Capital Corp. 3.557% due 8/15/2027	526,000	481,669

		481,669
Airlines – 0.0%

United Airlines Pass-Through Trust 2016-1 AA 3.10% due 7/7/2028	45,753	41,154

		41,154
Auto Manufacturers – 0.1%

Hyundai Capital America 0.80% due 4/3/2023(3)	221,000	215,665

		215,665

June 30, 2022 (unaudited)	Principal Amount	Value
Beverages – 0.1%

Anheuser-Busch InBev Worldwide, Inc. 5.55% due 1/23/2049	$285,000	$291,233

		291,233
Biotechnology – 0.3%

CSL Finance PLC 3.85% due 4/27/2027(3)	210,000	208,186
4.25% due 4/27/2032(3)	420,000	410,667

		618,853
Commercial Banks – 2.7%

Bank of America Corp. 1.734% (1.734% fixed rate until 7/22/2026; SOFR + 0.96% thereafter) due 7/22/2027(4)	256,000	228,155
2.299% (2.299% fixed rate until 7/21/2031; SOFR + 1.22% thereafter) due 7/21/2032(4)	185,000	149,535
2.651% (2.651% fixed rate until 3/11/2031; SOFR + 1.22% thereafter) due 3/11/2032(4)	300,000	251,868
4.20% due 8/26/2024	94,000	94,209

Barclays PLC 2.894% (2.894% fixed rate until 11/24/2031; H15T1Y + 1.30% thereafter) due 11/24/2032(4)	212,000	170,592

BPCE SA 5.15% due 7/21/2024(3)	353,000	353,914

Citigroup, Inc. 3.50% due 5/15/2023	176,000	175,930

Credit Suisse Group AG 3.091% (3.091% fixed rate until 5/14/2031; SOFR + 1.73% thereafter) due 5/14/2032(3)(4)	544,000	435,059

Danske Bank A/S 1.621% (1.621% fixed rate until 9/11/2025; H15T1Y + 1.35% thereafter) due 9/11/2026(3)(4)	256,000	228,936

Goldman Sachs Group, Inc. 1.431% (1.431% fixed rate until 3/9/2026; SOFR + 0.80% thereafter) due 3/9/2027(4)	291,000	258,725
3.50% due 1/23/2025	500,000	494,250

HSBC Holdings PLC 1.589% (1.589% fixed rate until 5/24/2026; SOFR + 1.29% thereafter) due 5/24/2027(4)	291,000	255,853
2.099% (2.099% fixed rate until 6/4/2025; SOFR + 1.93% thereafter) due 6/4/2026(4)	445,000	411,580

8	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

June 30, 2022 (unaudited)	Principal Amount	Value
Commercial Banks (continued)
2.206% (2.206% fixed rate until 8/17/2028; SOFR + 1.29% thereafter) due 8/17/2029(4)	$250,000	$209,972

JPMorgan Chase & Co. 1.561% (1.561% fixed rate until 12/10/2024; SOFR + 0.61% thereafter) due 12/10/2025(4)	665,000	622,885
2.069% (2.069% fixed rate until 6/1/2028; SOFR + 1.02% thereafter) due 6/1/2029(4)	6,000	5,160
2.95% due 10/1/2026	235,000	224,357

Morgan Stanley 1.928% (1.928% fixed rate until 4/28/2031; SOFR + 1.02% thereafter) due 4/28/2032(4)	123,000	97,577
2.511% (2.511% fixed rate until 10/20/2031; SOFR + 1.20% thereafter) due 10/20/2032(4)	644,000	533,258
4.35% due 9/8/2026	268,000	265,256

PNC Financial Services Group, Inc. 3.90% due 4/29/2024	29,000	29,113

U.S. Bancorp 2.491% (2.491% fixed rate until 11/3/2031; H15T5Y + 0.95% thereafter) due 11/3/2036(4)	360,000	293,904

UBS Group AG 1.494% (1.494% fixed rate until 8/10/2026; H15T1Y + 0.85% thereafter) due 8/10/2027(3)(4)	226,000	197,384

Wells Fargo & Co. 3.00% due 2/19/2025	88,000	86,072

		6,073,544
Computers – 0.1%

Kyndryl Holdings, Inc. 3.15% due 10/15/2031(3)	444,000	325,217

		325,217
Diversified Financial Services – 0.5%

Aviation Capital Group LLC 1.95% due 9/20/2026(3)	241,000	205,043

Avolon Holdings Funding Ltd. 2.528% due 11/18/2027(3)	328,000	269,672

Capital One Financial Corp. 4.20% due 10/29/2025	62,000	61,095

Intercontinental Exchange, Inc. 1.85% due 9/15/2032	423,000	331,226
4.35% due 6/15/2029	55,000	54,231
4.60% due 3/15/2033	110,000	109,347
4.95% due 6/15/2052	45,000	44,277

		1,074,891

June 30, 2022 (unaudited)	Principal Amount	Value
Electric – 1.4%

Alabama Power Co. 1.45% due 9/15/2030	$18,000	$14,641

American Transmission Systems, Inc. 2.65% due 1/15/2032(3)	171,000	144,711

Appalachian Power Co. 3.40% due 6/1/2025	118,000	116,480

Consolidated Edison Co. of New York, Inc. 3.20% due 12/1/2051	123,000	93,473
4.50% due 5/15/2058	155,000	139,060

Duke Energy Corp. 2.65% due 9/1/2026	41,000	38,482
3.75% due 4/15/2024	132,000	131,951

Enel Finance International NV 5.00% due 6/15/2032(3)	385,000	372,137

Georgia Power Co. 4.75% due 9/1/2040	38,000	34,462

Mid-Atlantic Interstate Transmission LLC 4.10% due 5/15/2028(3)	235,000	229,452

NextEra Energy Capital Holdings, Inc. 1.90% due 6/15/2028	173,000	150,574
5.00% due 7/15/2032	60,000	61,468

Niagara Mohawk Power Corp. 1.96% due 6/27/2030(3)	197,000	163,039

Oglethorpe Power Corp. 4.50% due 4/1/2047(3)	255,000	218,775

Oncor Electric Delivery Co. LLC 3.70% due 11/15/2028	172,000	167,359

Pacific Gas and Electric Co. 5.90% due 6/15/2032	115,000	111,062

Pennsylvania Electric Co. 3.60% due 6/1/2029(3)	34,000	31,912

San Diego Gas & Electric Co. 1.70% due 10/1/2030	673,000	553,294

Southern California Edison Co. 3.70% due 8/1/2025	26,000	25,596
4.00% due 4/1/2047	29,000	23,522
4.65% due 10/1/2043	12,000	10,849

Southern Co. 2.95% due 7/1/2023	171,000	169,059

Texas Electric Market Stabilization Funding LLC 4.265% due 8/1/2034	215,000	212,340

		3,213,698
Food – 0.1%

Conagra Brands, Inc. 1.375% due 11/1/2027	123,000	102,541
4.60% due 11/1/2025	59,000	59,299

		161,840
Gas – 0.2%

Boston Gas Co. 3.15% due 8/1/2027(3)	35,000	32,551

The accompanying notes are an integral part of these financial statements.	9

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

June 30, 2022 (unaudited)	Principal Amount	Value
Gas (continued)

CenterPoint Energy Resources Corp. 2.111% (LIBOR 3 Month + 0.50%) due 3/2/2023(4)	$4,000	$3,987

KeySpan Gas East Corp. 2.742% due 8/15/2026(3)	162,000	152,844

Southern California Gas Co. 2.95% due 4/15/2027	165,000	156,573

		345,955
Healthcare–Products – 0.0%

Boston Scientific Corp. 2.65% due 6/1/2030	18,000	15,718

		15,718
Healthcare–Services – 0.6%

Aetna, Inc. 2.80% due 6/15/2023	123,000	121,493

Bon Secours Mercy Health, Inc. 2.095% due 6/1/2031	200,000	164,994

CommonSpirit Health 2.782% due 10/1/2030	165,000	140,912
3.91% due 10/1/2050	55,000	44,010

Dignity Health 4.50% due 11/1/2042	210,000	191,927

Elevance Health, Inc. 2.375% due 1/15/2025	430,000	414,533
3.50% due 8/15/2024	44,000	43,824

Kaiser Foundation Hospitals 3.002% due 6/1/2051	100,000	74,770

Sutter Health 2.294% due 8/15/2030	50,000	42,778

UnitedHealth Group, Inc. 4.20% due 5/15/2032	75,000	75,018
4.75% due 5/15/2052	10,000	10,002

		1,324,261
Insurance – 0.7%

Athene Global Funding 1.716% due 1/7/2025(3)	445,000	415,367
2.50% due 3/24/2028(3)	382,000	328,489

CNO Global Funding 2.65% due 1/6/2029(3)	312,000	272,526

Corebridge Financial, Inc. 3.90% due 4/5/2032(3)	225,000	201,901

Equitable Financial Life Global Funding 1.40% due 8/27/2027(3)	162,000	140,754

Five Corners Funding Trust II 2.85% due 5/15/2030(3)	100,000	87,129

Liberty Mutual Group, Inc. 5.50% due 6/15/2052(3)	220,000	210,012

Northwestern Mutual Life Insurance Co. 3.625% due 9/30/2059(3)	18,000	13,496

		1,669,674

June 30, 2022 (unaudited)	Principal Amount	Value
Media – 0.3%

Comcast Corp. 3.95% due 10/15/2025	$620,000	$623,156

		623,156
Oil & Gas – 0.3%

Equinor ASA 3.00% due 4/6/2027	359,000	345,566
3.125% due 4/6/2030	24,000	22,224

Hess Corp. 5.60% due 2/15/2041	85,000	82,830
7.30% due 8/15/2031	271,000	303,274

		753,894
Pipelines – 0.1%

Eastern Gas Transmission & Storage, Inc. 3.60% due 12/15/2024(3)	24,000	23,856

Energy Transfer LP 4.95% due 6/15/2028	12,000	11,825

Enterprise Products Operating LLC 3.20% due 2/15/2052	29,000	20,801

Gray Oak Pipeline LLC 2.60% due 10/15/2025(3)	85,000	79,478
3.45% due 10/15/2027(3)	15,000	13,880

		149,840
Real Estate Investment Trusts (REITs) – 0.2%

CubeSmart LP 2.25% due 12/15/2028	156,000	133,209

EPR Properties 4.75% due 12/15/2026	210,000	196,585

		329,794
Semiconductors – 0.3%

Broadcom, Inc. 2.60% due 2/15/2033(3)	350,000	269,906
3.419% due 4/15/2033(3)	176,000	145,494
4.30% due 11/15/2032	29,000	26,382

QUALCOMM, Inc. 4.25% due 5/20/2032	175,000	177,761

		619,543
Software – 0.1%

Oracle Corp. 3.25% due 11/15/2027	82,000	75,556
3.60% due 4/1/2050	118,000	82,354
3.85% due 4/1/2060	41,000	28,288
3.95% due 3/25/2051	147,000	107,935

		294,133
Telecommunications – 0.6%

AT&T, Inc. 3.65% due 6/1/2051	95,000	74,255
3.85% due 6/1/2060	19,000	14,714
4.30% due 12/15/2042	26,000	22,594

T-Mobile USA, Inc. 3.75% due 4/15/2027	605,000	581,998

Verizon Communications, Inc. 2.355% due 3/15/2032	402,000	333,479
2.625% due 8/15/2026	440,000	415,888

		1,442,928

10	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

June 30, 2022 (unaudited)	Principal Amount	Value
Trucking & Leasing – 0.3%

DAE Funding LLC 1.55% due 8/1/2024(3)	$294,000	$273,985

Penske Truck Leasing Co. LP / PTL Finance Corp. 2.70% due 11/1/2024(3)	65,000	62,455
3.95% due 3/10/2025(3)	203,000	199,912
4.875% due 7/11/2022(3)	29,000	29,010

		565,362

Total Corporate Bonds & Notes (Cost $21,483,967)		21,133,150
Municipals – 0.6%

California Health Facilities Financing Authority No Place Like Home 4.353% due 6/1/2041	100,000	97,286

Chicago Transit Authority Sales & Transfer Tax Receipts Revenue Series A 6.899% due 12/1/2040	50,000	59,288

Dallas Fort Worth International Airport Series A 4.087% due 11/1/2051	100,000	96,810

Metropolitan Transportation Authority Series C2 5.175% due 11/15/2049	105,000	109,731

Municipal Electric Authority of Georgia 6.637% due 4/1/2057	150,000	176,594

Regents of the University of California Medical Center Pooled Revenue 3.006% due 5/15/2050	125,000	94,245

State of Illinois 5.10% due 6/1/2033	700,000	703,039

Total Municipals (Cost $1,352,890)		1,336,993
Non–Agency Mortgage–Backed Securities – 0.6%

BX Commercial Mortgage Trust 2021-VOLT A 2.024% due 9/15/2036(3)(4)(5)	425,000	410,135

BXHPP Trust 2021-FILM A 1.974% due 8/15/2036(3)(4)(5)	225,000	213,285

Fannie Mae REMICS 2013-36 Z 3.00% due 4/25/2043	256,967	244,694
2013-86 NZ 3.50% due 8/25/2043	273,130	267,758

Freddie Mac REMICS 3967 ZP 4.00% due 9/15/2041	266,681	268,595

Total Non–Agency Mortgage–Backed Securities (Cost $1,421,393)		1,404,467

June 30, 2022 (unaudited)	Principal Amount	Value
U.S. Government Securities – 14.4%

U.S. Treasury Bond 2.25% due 2/15/2052	$3,395,000	$2,793,979
2.375% due 2/15/2042	5,755,000	4,879,161
2.875% due 5/15/2052	715,000	675,228
3.25% due 5/15/2042	205,000	200,099

U.S. Treasury Note 1.875% due 2/15/2032	95,000	86,064
2.50% due 4/30/2024	5,735,000	5,685,491
2.625% due 4/15/2025	5,840,000	5,776,581
2.625% due 5/31/2027	30,000	29,433
2.75% due 5/15/2025	535,000	530,904
2.75% due 4/30/2027	9,665,000	9,535,126
2.75% due 5/31/2029	150,000	147,094
2.875% due 6/15/2025	380,000	378,478
2.875% due 4/30/2029	20,000	19,769
2.875% due 5/15/2032	1,635,000	1,616,862

Total U.S. Government Securities (Cost $32,661,866)		32,354,269
Short–Term Investments – 9.1%

U.S. Treasury Bills – 0.4%

U.S. Treasury Bill 2.689% due 4/20/2023(6)	854,300	836,231

Total U.S. Treasury Bills (Cost $840,394)		836,231
Repurchase Agreements – 8.7%

Fixed Income Clearing Corp., 0.24%, dated 6/30/2022, proceeds at maturity value of $19,498,569, due 7/1/2022(7)	19,498,439	19,498,439

Total Repurchase Agreements (Cost $19,498,439)		19,498,439

Total Investments(8) – 108.3% (Cost $256,212,649)		243,138,962

Liabilities in excess of other assets(9) – (8.3)%		(18,692,424)

Total Net Assets – 100.0%		$224,446,538

(1)	Non–income–producing security.
(2)	TBA — To be announced.
(3)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2022, the aggregate market value of these securities amounted to $8,641,517, representing 3.9% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(4)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2022.
(5)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(6)	Interest rate shown reflects the discount rate at time of purchase.

The accompanying notes are an integral part of these financial statements.	11

SCHEDULE OF INVESTMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

(7)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	3.00%	6/30/2024	$19,910,200	$19,888,418

(8)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(9)	Liabilities in excess of other assets include net unrealized depreciation on futures contracts as follows:

Open futures contracts at June 30, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. 2-Year Treasury Note	September 2022	1	Long	$209,994	$210,015	$21
U.S. 5-Year Treasury Note	September 2022	8	Long	897,866	898,000	134
U.S. Ultra 10-Year Treasury Note	September 2022	1	Long	128,451	127,375	(1,076)
Total				$1,236,311	$1,235,390	$(921)

Legend:

ADR — American Depositary Receipt

H15T5Y — 5-year Constant Maturity Treasury Rate

LIBOR — London Interbank Offered Rate

SOFR — Secured Overnight Financing Rate

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$144,627,326	$—	$—	$144,627,326
Agency Mortgage–Backed Securities	—	21,305,563	—	21,305,563
Asset–Backed Securities	—	642,524	—	642,524
Corporate Bonds & Notes	—	21,133,150	—	21,133,150
Municipals	—	1,336,993	—	1,336,993
Non–Agency Mortgage–Backed Securities	—	1,404,467	—	1,404,467
U.S. Government Securities	—	32,354,269	—	32,354,269
U.S. Treasury Bills	—	836,231	—	836,231
Repurchase Agreements	—	19,498,439	—	19,498,439
Total	$144,627,326	$98,511,636	$—	$243,138,962
Other Financial Instruments
Futures Contracts
Assets	$155	$—	$—	$155
Liabilities	(1,076)	—	—	(1,076)
Total	$(921)	$—	$—	$(921)

12	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN BALANCED ALLOCATION VIP FUND

Statement of Assets and Liabilities As of June 30, 2022 (unaudited)
Assets

Investments, at value	$243,138,962

Receivable for investments sold	7,729,921

Dividends/interest receivable	516,802

Cash deposits with brokers for futures contracts	16,500

Receivable for fund shares subscribed	435

Prepaid expenses	2,336

Total Assets	251,404,956

Liabilities

Payable for investments purchased	26,672,292

Payable for fund shares redeemed	105,968

Investment advisory fees payable	90,636

Distribution fees payable	47,206

Accrued audit fees	7,330

Accrued custodian and accounting fees	6,679

Payable for variation margin on futures contracts	12,915

Accrued expenses and other liabilities	15,392

Total Liabilities	26,958,418

Total Net Assets	$224,446,538

Net Assets Consist of:

Paid-in capital	$238,304,172

Distributable loss	(13,857,634)

Total Net Assets	$224,446,538

Investments, at Cost	$256,212,649

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	23,830,489

Net Asset Value Per Share	$9.42

Statement of Operations For the Period Ended June 30, 2022 (unaudited)[1]
Investment Income

Dividends	$447,435

Interest	348,821

Withholding taxes on foreign dividends	(264)

Total Investment Income	795,992

Expenses

Investment advisory fees	184,086

Distribution fees	95,878

Professional fees	14,231

Trustees’ and officers’ fees	7,187

Custodian and accounting fees	6,679

Administrative fees	5,483

Transfer agent fees	2,509

Shareholder reports	2,196

Other expenses	2,387

Total Expenses	320,636

Net Investment Income/(Loss)	475,356

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Derivative Contracts

Net realized gain/(loss) from investments	(1,255,620)

Net realized gain/(loss) from futures contracts	(2,762)

Net change in unrealized appreciation/(depreciation) on investments	(13,073,687)

Net change in unrealized appreciation/(depreciation) on futures contracts	(921)

Net Loss on Investments and Derivative Contracts	(14,332,990)

Net Decrease in Net Assets Resulting From Operations	$(13,857,634)

[1]	Commenced operations on May 2, 2022.

The accompanying notes are an integral part of these financial statements.	13

FINANCIAL INFORMATION — GUARDIAN BALANCED ALLOCATION VIP FUND

Statement of Changes in Net Assets Period Ended Numbers are unaudited

For the Period Ended 6/30/22[1]

Operations

Net investment income/(loss)	$475,356

Net realized gain/(loss) from investments and derivative contracts	(1,258,382)

Net change in unrealized appreciation/(depreciation) on investments and derivative contracts	(13,074,608)

Net Decrease in Net Assets Resulting from Operations	(13,857,634)

Capital Share Transactions

Proceeds from sales of shares	242,747,729

Cost of shares redeemed	(4,443,557)

Net Increase in Net Assets Resulting from Capital Share Transactions	238,304,172

Net Increase in Net Assets	224,446,538

Net Assets

Beginning of period	—

End of period	$224,446,538

Other Information:

Shares

Sold	24,285,767

Redeemed	(455,278)

Net Increase	23,830,489

[1]	Commenced operations on May 2, 2022.

14	The accompanying notes are an integral part of these financial statements.

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FINANCIAL INFORMATION — GUARDIAN BALANCED ALLOCATION VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Period Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Loss	Total Operations	Net Asset Value, End of Period	Total Return(2),(3)

Period Ended 6/30/22(5)	$10.00	$0.02	$(0.60)	$(0.58)	$9.42	(5.80)%

16	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN BALANCED ALLOCATION VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3),(4)	Gross Ratio of Expenses to Average Net Assets(3)	Net Ratio of Net Investment Income to Average Net Assets(3),(4)	Gross Ratio of Net Investment Income to Average Net Assets(3)	Portfolio Turnover Rate(3)

$224,447	0.82%	0.82%	1.26%	1.26%	15%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. Certain non-recurring fees (i.e., audit fees) are not annualized.

(4)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(5)	Commenced operations on May 2, 2022.

The accompanying notes are an integral part of these financial statements.	17

NOTES TO FINANCIAL STATEMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

June 30, 2022 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Balanced Allocation VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on May 2, 2022. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to provide capital appreciation and moderate current income while seeking to manage volatility.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable or for which a Service or independent broker-dealer does not provide a valuation are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Exchange-traded financial futures contracts are valued at the last settlement price on the market where they are primarily traded.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but

18

NOTES TO FINANCIAL STATEMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the period ended June 30, 2022, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2022 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2022, the Fund had no securities classified as Level 3.

19

NOTES TO FINANCIAL STATEMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Fund’s asset allocation or risk exposure, (iii) to enhance potential return, or (iv) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into cleared swaps.

In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the swap contracts and may realize a loss. There were no credit default swaps held as of June 30, 2022.

e. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of

20

NOTES TO FINANCIAL STATEMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

f. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

g. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

h. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.48% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2023 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.89%% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the period ended June 30, 2022, Park Avenue did not waive any fees or pay any Fund expenses.

Park Avenue has entered into a Sub-Advisory Agreement with Wellington Management Company LLP (“Wellington”). Wellington is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the period ended June 30, 2022, the Fund paid distribution fees in the amount of $95,878 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level

21

NOTES TO FINANCIAL STATEMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (TBA) securities) for the period ended June 30, 2022, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$200,174,876	$52,809,436
Sales	18,135,814	14,196,673

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

f. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2022, the Fund did not hold any restricted, other than 144A restricted securities, or illiquid securities.

g. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

h. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

i. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

j. LIBOR Replacement Risk The terms of many investments, financings or other transactions in the U.S. and globally have been historically tied to LIBOR, which functions as a reference rate or benchmark for various commercial and financial contracts. LIBOR may be a significant factor in determining payment obligations under derivatives transactions, the cost of financing of a Fund’s investments, or the value or return on certain other fund investments. As a result, LIBOR may be relevant to, and directly affect, a Fund’s performance. In July 2017, the Chief Executive of the UK Financial Conduct Authority (the “FCA”) announced that the FCA would no longer persuade nor compel banks to submit rates for the calculation of LIBOR after 2021. On March 5, 2021, the FCA announced that all LIBOR settings will either cease to be provided by any administrator, or no longer be representative, immediately after December 31, 2021, for all four non-U.S. dollar LIBORs (British Pound (“GBP”), Euro, Swiss Franc and Japanese Yen) and for one-week and two-month U.S. dollar LIBOR settings, and immediately after June 30, 2023 for the remaining U.S. dollar LIBOR settings, including three-month U.S. dollar LIBOR. In addition, in connection with supervisory guidance from regulators, some regulated entities will cease to enter into most new LIBOR contracts after January 1, 2022. Although a Fund may continue to invest in instruments that reference LIBOR or otherwise use LIBOR reference rates due to favorable liquidity or pricing, new LIBOR assets may no longer be available. Regulators and market participants have been working together to identify or develop successor reference rates and how the calculation of associated spreads (i.e., the amounts above the relevant reference rates paid by borrowers in the market) (if any) should be adjusted. Replacement rates that have been identified include the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities, and the Sterling Overnight Index Average Rate (“SONIA”), which is intended to replace GBP LIBOR and measures the overnight interest rate paid by banks for unsecured transactions in the sterling market, although other replacement rates could be adopted by market participants. At this time, it is not possible to predict the effect of the establishment of SOFR, SONIA or any other replacement rates or any other reforms to LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of a Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades. In addition, there are challenges to converting certain contracts and transactions to a new benchmark and neither the full effects of the transition process nor its ultimate outcome is known. The transition process might lead to increased volatility and illiquidity in markets for instruments with terms tied to LIBOR, reduced values of LIBOR related investments, and reduced effectiveness of

23

NOTES TO FINANCIAL STATEMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

hedging strategies, adversely affecting the Fund’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Fund.

k. Disclosures About Derivative Instruments and Hedging Activities The Fund entered into U.S. Treasury futures contracts for the period ended June 30, 2022 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Under certain market conditions, the Fund may use credit default swaps to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve exposure, (iii) manage risk, (iv) enhance returns, or (v) as substitutes for permitted Fund investments. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities.

The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. Cleared swaps are transacted through futures commission merchants (“FCM”s) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. Funds post initial and variation margin by making payments to their clearing member FCMs.

Generally, the Fund will enter into credit default swaps on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Credit default swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to credit default swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a credit default swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

In addition to the risks generally applicable to derivatives, risks associated with credit default swap agreements include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements.

As of June 30, 2022, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Interest Rate Contracts

Asset Derivatives
Futures Contracts[1]	$155

Liability Derivatives
Futures Contracts[1]	$(1,076)

[1]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative investments for the period ended June 30, 2022 were as follows:

Interest Rate Contracts

Net Realized Gain/(Loss)
Futures Contracts[1]	$(2,762)

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[2]	$(921)

Average Number of Notional Amounts
Futures Contracts[3]	7

[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[3]	Amount represents number of contracts.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any

24

NOTES TO FINANCIAL STATEMENTS — GUARDIAN BALANCED ALLOCATION VIP FUND

day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 6, 2023. The Fund did not utilize the credit facility during the period ended June 30, 2022.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

25

SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually, taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified, no less than monthly, into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets that must be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 23-24, 2022, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented since its inception.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

26

SUPPLEMENTAL INFORMATION (UNAUDITED)

Recent Rulemaking

Rule 2a-5 and Rule 31a-4

In December 2020, the Securities and Exchange

Commission (“SEC”) adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act and defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a fund must fair value a security. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 is September 8, 2022.

Rule 18f-4

In October 2020, the SEC adopted Rule 18f-4 under the 1940 Act related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies. Rule 18f-4 supersedes the framework currently used by funds to comply with Section 18 of the 1940 Act and requires funds whose use of derivatives is more than a limited specified exposure to establish a derivatives risk management program and appoint a derivatives risk manager. The compliance date for Rule 18f-4 is August 19, 2022.

27

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Management and Sub-Advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on June 16-17, 2020 (the “Meeting”), the Board considered and approved the proposed investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian All Cap Core VIP Fund, Guardian Balanced Allocation VIP Fund, Guardian Select Mid Cap Core VIP Fund, Guardian Small-Mid Cap Core VIP Fund and Guardian Strategic Large Cap Core VIP Fund (the “New Funds”), and Park Avenue Institutional Advisers LLC (the “Manager”). The Board also considered and approved the proposed sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the New Funds, namely Wellington Management Company LLP, Wells Capital Management Incorporated, AllianceBernstein L.P., Massachusetts Financial Services Company (“MFS”) and FIAM, LLC (the “Sub-advisers”). The Trustees who are not parties to the Agreements or “interested persons” (as defined in the 1940 Act) of a party to the Agreements (the “Independent Trustees”) unanimously approved the Agreements for an initial term of two years.1

The Board is responsible for overseeing the management of each Fund. In determining whether to approve the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. At meetings held on March 24-25 and May 14, the Board received presentations from the Manager and each Sub-adviser regarding the services to be rendered and the proposed investment strategies for the New Funds. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information covering a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-advisers.

During the course of their deliberations, the Independent Trustees met to discuss and evaluate the Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to approve the Agreements, the Board took into account the materials and information described above as well as other materials and information provided to the Board and discussed with and among the Trustees. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to approve the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services to be provided to the New Funds by the Manager and the Sub-advisers; (ii) the investment performance of accounts managed by each Sub-adviser with strategies similar to the applicable New Fund; (iii) the fees to be charged and estimated profitability; (iv) the extent to which economies of scale may in the

[1]

Guardian All Cap Core VIP Fund, Guardian Select Mid Cap Core VIP Fund, Guardian Small-Mid Cap Core VIP Fund and Guardian Strategic Large Cap Core VIP Fund each commenced operations on October 25, 2021. Guardian Balanced Allocation VIP Fund commenced operations on May 2, 2022.

28

SUPPLEMENTAL INFORMATION (UNAUDITED)

future exist for a New Fund, and the extent to which a New Fund may benefit from future economies of scale; and (v) any other benefits anticipated to be derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the New Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services to be provided to the New Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services to be provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services to be provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the implementation of compliance policies and procedures, the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials and assisting the Board with certain valuation matters.

The Trustees considered that the New Funds would operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager would have under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the New Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and its ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the New Funds may benefit from the Manager’s ability to use similar resources and capabilities of its affiliates in providing services to the New Funds.

The Trustees considered information regarding the nature, extent and quality of services to be provided to the New Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services to be provided by the Sub-advisers under the oversight of the Manager and the experience of several of the Sub-advisers with managing other funds that are series of the Trust. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approach to managing risk. The Trustees also considered information regarding funds or accounts managed by the Sub-advisers with similar strategies as the applicable New Fund, including performance and portfolio characteristics, when available. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals that would serve as portfolio managers for the New Funds and the capabilities, resources and reputations of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations and in light of the New Funds’ anticipated operations, that the nature, extent and quality of services to be provided to the New Funds by the Manager and each Sub-adviser were appropriate.

Investment Performance

The New Funds had not commenced operations prior to the Meeting. Accordingly, the New Funds did not yet have an investment performance record. The Board considered historical performance information with respect to funds or accounts managed by the Sub-advisers with similar investment strategies as the New Funds, and comparisons to relevant benchmarks and peer groups, when available. The Trustees concluded that the historical performance records available, viewed together with the other relevant factors and information considered by the Trustees, supported a decision to approve each Agreement. The Trustees also concluded that it was appropriate to revisit the New Funds’ investment performance in connection with future reviews of the Agreements.

Costs and Profitability

The Trustees considered the proposed management fees to be paid by the New Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the proposed management fees and the management fees paid by other funds offered as investment options underlying variable contracts within the applicable peer group based on data obtained from Broadridge Financial Solutions, Inc., an independent provider of industry data, which showed that each New Fund’s proposed contractual management fees was lower than its respective peer group median.

29

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Trustees considered the proposed sub-advisory fees to be paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees to be paid to the Sub-advisers would be paid by the Manager and not the New Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

The Trustees received comparative information relating to each New Fund’s anticipated operating expense ratios and the actual operating expense ratios of a peer group of funds. In this regard, the Board noted that each New Fund’s anticipated operating expense ratio was below its respective peer group median. The Trustees considered estimates of the New Funds’ projected asset levels and the Manager’s commitment to initially limit each New Fund’s operating expenses through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the proposed management fees and anticipated operating expenses of the New Funds and those of identified peer funds are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the proposed management fees and evaluation of the anticipated operating expenses.

The Trustees reviewed information regarding the Manager’s projected costs of sponsoring the New Funds and projected profitability of the New Funds to the Manager based on the anticipated assets and expenses of the New Funds. The Trustees noted that the information, including with respect to revenues and expenses, contained estimates because the New Funds had not yet commenced operations at the time of the Board meeting. The Trustees did not consider any projected profitability information from the Sub-advisers because the Manager would be responsible for payment of the sub-advisory fees and had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Trustees concluded that the proposed management and sub-advisory fees were reasonable in light of the nature, extent and quality of services expected to be rendered to the New Funds by the Manager and the Sub-advisers. The Trustees also concluded that the projected profitability of the New Funds to the Manager was acceptable and the Trustees determined it was appropriate to revisit this information in connection with future reviews of the Agreements.

Economies of Scale

The New Funds had not commenced operations prior to the Board meeting. As a result, no specific information was available concerning the possible effect that asset growth and economies of scale have on a New Fund’s expenses. The Trustees concluded that it was appropriate to revisit potential economies of scale in connection with future reviews of the Agreements or earlier, if appropriate, and that they were satisfied with the extent to which economies of scale would be shared for the benefit of shareholders based on anticipated asset levels.

Ancillary Benefits

The Trustees considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the New Funds. The Trustees acknowledged that the New Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the New Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the New Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered the benefits to the Manager from increased assets under management. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the New Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the New Funds, including the potential increased ability to use soft dollars consistent with Trust policies and other benefits from increases in assets under management. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable New Fund.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

30

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

31

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB11738

Guardian Variable

Products Trust

2022

Semiannual Report

All Data as of June 30, 2022

Guardian Equity Income VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Equity Income VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2022. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN EQUITY INCOME VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $144,577,564

Sector Allocation[1] As of June 30, 2022

Top Ten Holdings[2] As of June 30, 2022

Holding	% of Total Net Assets
Pfizer, Inc.	3.31%
Johnson & Johnson	3.16%
Merck & Co., Inc.	2.43%
Mondelez International, Inc., Class A	2.41%
ConocoPhillips	2.38%
Morgan Stanley	2.35%
Chubb Ltd.	2.24%
MetLife, Inc.	2.19%
Cisco Systems, Inc.	2.19%
Elevance Health, Inc.	2.16%
Total	24.82%

[1]	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
[2]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 2, 2022 (commencement of operations) to June 30, 2022. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22-6/30/22	Expense Ratio During Period 1/1/22-6/30/22
Based on Actual Return*	$1,000.00	$ 957.00	$0.84	0.52%
Based on Hypothetical Return (5% Return Before Expenses)**	$1,000.00	$1,022.22	$2.61	0.52%

*

Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 60/365 (to reflect the period from May 2, 2022 (commencement of operations) through June 30, 2022).

**

Expenses (hypothetical expenses if the Fund had been in existence from 1/1/2022) are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN EQUITY INCOME VIP FUND

June 30, 2022 (unaudited)	Shares	Value
Common Stocks – 97.4%

Aerospace & Defense – 4.9%

General Dynamics Corp.	11,210	$2,480,213

L3Harris Technologies, Inc.	7,498	1,812,267

Northrop Grumman Corp.	2,604	1,246,196

Raytheon Technologies Corp.	15,847	1,523,055

		7,061,731
Banks – 6.7%

JPMorgan Chase & Co.	26,974	3,037,542

M&T Bank Corp.	9,749	1,553,893

PNC Financial Services Group, Inc.	10,501	1,656,743

Royal Bank of Canada (Canada)	16,369	1,585,016

Truist Financial Corp.	38,765	1,838,624

		9,671,818
Building Products – 1.5%

Johnson Controls International PLC	45,753	2,190,654

		2,190,654
Capital Markets – 5.0%

Ares Management Corp., Class A	33,199	1,887,695

BlackRock, Inc.	3,072	1,870,971

Morgan Stanley	44,751	3,403,761

		7,162,427
Chemicals – 3.2%

Celanese Corp.	7,674	902,539

LyondellBasell Industries NV, Class A	17,624	1,541,395

PPG Industries, Inc.	19,021	2,174,861

		4,618,795
Communications Equipment – 2.2%

Cisco Systems, Inc.	74,090	3,159,198

		3,159,198
Diversified Telecommunication Services – 0.8%

Verizon Communications, Inc.	23,042	1,169,381

		1,169,381
Electric Utilities – 4.5%

American Electric Power Co., Inc.	20,943	2,009,271

Constellation Energy Corp.	13,887	795,170

Duke Energy Corp.	14,231	1,525,706

Exelon Corp.	48,419	2,194,349

		6,524,496
Electrical Equipment – 2.5%

Eaton Corp. PLC	14,439	1,819,170

Hubbell, Inc.	10,294	1,838,302

		3,657,472
Electronic Equipment, Instruments & Components – 2.4%

Corning, Inc.	55,050	1,734,626

TE Connectivity Ltd.	14,856	1,680,956

		3,415,582
Equity Real Estate Investment Trusts (REITs) – 3.4%

Crown Castle International Corp.	12,155	2,046,659

Gaming and Leisure Properties, Inc.	42,742	1,960,148

Welltower, Inc.	11,894	979,471

		4,986,278

June 30, 2022 (unaudited)	Shares	Value
Food Products – 4.2%

Archer-Daniels-Midland Co.	16,102	$1,249,515

Kellogg Co.	18,994	1,355,032

Mondelez International, Inc., Class A	56,104	3,483,497

		6,088,044
Health Care Equipment & Supplies – 3.5%

Baxter International, Inc.	28,113	1,805,698

Becton Dickinson and Co.	7,402	1,824,815

Medtronic PLC	15,459	1,387,445

		5,017,958
Health Care Providers & Services – 4.2%

Elevance Health, Inc.	6,462	3,118,432

UnitedHealth Group, Inc.	5,666	2,910,227

		6,028,659
Hotels, Restaurants & Leisure – 0.6%

Starbucks Corp.	10,437	797,282

		797,282
Household Products – 2.1%

Kimberly-Clark Corp.	10,792	1,458,539

Procter & Gamble Co.	11,406	1,640,068

		3,098,607
Industrial Conglomerates – 1.2%

Honeywell International, Inc.	10,070	1,750,267

		1,750,267
Insurance – 6.0%

Chubb Ltd.	16,508	3,245,142

MetLife, Inc.	50,414	3,165,495

Progressive Corp.	19,277	2,241,337

		8,651,974
IT Services – 0.6%

Fidelity National Information Services, Inc.	9,184	841,897

		841,897
Machinery – 0.2%

Caterpillar, Inc.	2,003	358,056

		358,056
Media – 1.8%

Comcast Corp., Class A	67,225	2,637,909

		2,637,909
Metals & Mining – 0.3%

Rio Tinto PLC, ADR	6,393	389,973

		389,973
Multi-Utilities – 2.6%

Dominion Energy, Inc.	21,011	1,676,888

Sempra Energy	14,340	2,154,872

		3,831,760
Oil, Gas & Consumable Fuels – 6.6%

ConocoPhillips	38,264	3,436,490

Coterra Energy, Inc.	77,688	2,003,574

EOG Resources, Inc.	6,432	710,350

Phillips 66	9,679	793,581

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN EQUITY INCOME VIP FUND

June 30, 2022 (unaudited)	Shares	Value
Oil, Gas & Consumable Fuels (continued)

Pioneer Natural Resources Co.	3,181	$709,617

TC Energy Corp. (Canada)	35,618	1,845,097

		9,498,709

Personal Products – 1.4%

Unilever PLC, ADR	43,985	2,015,833

		2,015,833
Pharmaceuticals – 13.1%

AstraZeneca PLC, ADR	30,345	2,004,894

Eli Lilly and Co.	7,614	2,468,687

Johnson & Johnson	25,772	4,574,788

Merck & Co., Inc.	38,548	3,514,421

Pfizer, Inc.	91,187	4,780,935

Roche Holding AG (Switzerland)	4,578	1,528,263

		18,871,988
Road & Rail – 1.2%

Canadian National Railway Co. (Canada)	16,079	1,808,638

		1,808,638
Semiconductors & Semiconductor Equipment – 5.2%

Analog Devices, Inc.	15,905	2,323,562

Broadcom, Inc.	2,130	1,034,775

NXP Semiconductors NV	8,926	1,321,316

QUALCOMM, Inc.	9,087	1,160,773

Texas Instruments, Inc.	10,595	1,627,922

		7,468,348
Specialty Retail – 3.4%

Home Depot, Inc.	5,080	1,393,292

Lowe’s Cos., Inc.	10,452	1,825,651

TJX Cos., Inc.	31,258	1,745,759

		4,964,702

June 30, 2022 (unaudited)	Shares	Value
Tobacco – 2.1%

Philip Morris International, Inc.	30,881	$3,049,190

		3,049,190

Total Common Stocks (Cost $148,174,141)		140,787,626

	Principal Amount	Value
Short–Term Investments – 2.8%

Repurchase Agreements – 2.8%

Fixed Income Clearing Corp., 0.24%, dated 6/30/2022, proceeds at maturity value of $4,126,239, due 7/1/2022(1)	$4,126,211	4,126,211

Total Repurchase Agreements (Cost $4,126,211)		4,126,211

Total Investments – 100.2% (Cost $152,300,352)		144,913,837

Liabilities in excess of other assets – (0.2)%		(336,273)

Total Net Assets – 100.0%		$144,577,564

(1)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	3.00%	6/30/2024	$4,213,400	$4,208,791

Legend:

ADR — American Depositary Receipt

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$139,259,363	$1,528,263	*	$—	$140,787,626
Repurchase Agreements	—	4,126,211		—	4,126,211
Total	$139,259,363	$5,654,474		$—	$144,913,837

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN EQUITY INCOME VIP FUND

Statement of Assets and Liabilities As of June 30, 2022 (unaudited)
Assets

Investments, at value	$144,913,837

Foreign currency, at value	7,199

Dividends/interest receivable	209,044

Receivable for investments sold	36,273

Reimbursement receivable from adviser	10,736

Prepaid expenses	1,536

Total Assets	145,178,625

Liabilities

Payable for investments purchased	459,970

Investment advisory fees payable	61,159

Payable for fund shares redeemed	55,378

Accrued audit fees	7,330

Accrued custodian and accounting fees	5,770

Accrued expenses and other liabilities	11,454

Total Liabilities	601,061

Total Net Assets	$144,577,564

Net Assets Consist of:

Paid-in capital	$151,158,788

Distributable loss	(6,581,224)

Total Net Assets	$144,577,564

Investments, at Cost	$152,300,352

Foreign Currency, at Cost	$7,184

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	15,111,035

Net Asset Value Per Share	$9.57

Statement of Operations For the Period Ended June 30, 2022 (unaudited)[1]
Investment Income

Dividends	$962,366

Interest	626

Withholding taxes on foreign dividends	(6,176)

Total Investment Income	956,816

Expenses

Investment advisory fees	124,241

Professional fees	11,846

Custodian and accounting fees	5,770

Trustees’ and officers’ fees	4,696

Administrative fees	4,335

Transfer agent fees	2,472

Shareholder reports	1,762

Other expenses	1,578

Total Expenses	156,700

Less: Fees waived	(20,036)

Total Expenses, Net	136,664

Net Investment Income/(Loss)	820,152

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	(15,349)

Net realized gain/(loss) from foreign currency transactions	501

Net change in unrealized appreciation/(depreciation) on investments	(7,386,515)

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(13)

Net Loss on Investments and Foreign Currency Transactions	(7,401,376)

Net Decrease in Net Assets Resulting From Operations	$(6,581,224)

[1]	Commenced operations on May 2, 2022.

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN EQUITY INCOME VIP FUND

Statement of Changes in Net Assets Period Ended Numbers are unaudited

For the Period Ended 6/30/22[1]

Operations

Net investment income/(loss)	$820,152

Net realized gain/(loss) from investments and foreign currency transactions	(14,848)

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(7,386,528)

Net Decrease in Net Assets Resulting from Operations	(6,581,224)

Capital Share Transactions

Proceeds from sales of shares	154,198,081

Cost of shares redeemed	(3,039,293)

Net Increase in Net Assets Resulting from Capital Share Transactions	151,158,788

Net Increase in Net Assets	144,577,564

Net Assets

Beginning of period	—

End of period	$144,577,564

Other Information:

Shares

Sold	15,419,525

Redeemed	(308,490)

Net Increase	15,111,035

[1]	Commenced operations on May 2, 2022.

6	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

7

FINANCIAL INFORMATION — GUARDIAN EQUITY INCOME VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Period Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Loss	Total Operations	Net Asset Value, End of Period	Total Return(2),(3)

Period Ended 6/30/22(5)	$10.00	$0.05	$(0.48)	$(0.43)	$9.57	(4.30)%

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN EQUITY INCOME VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3),(4)	Gross Ratio of Expenses to Average Net Assets(3)	Net Ratio of Net Investment Income to Average Net Assets(3),(4)	Gross Ratio of Net Investment Income to Average Net Assets(3)	Portfolio Turnover Rate(3)

$144,578	0.52%	0.60%	3.33%	3.25%	8%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. Certain non-recurring fees (i.e., audit fees) are not annualized.

(4)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(5)	Commenced operations on May 2, 2022.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN EQUITY INCOME VIP FUND

June 30, 2022 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Equity Income VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on May 2, 2022. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks a high level of current income consistent with growth of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN EQUITY INCOME VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the period ended June 30, 2022, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2022 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2022, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the period ended June 30, 2022, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN EQUITY INCOME VIP FUND

sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.50% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2023 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.55%% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the period ended June 30, 2022, Park Avenue waived fees and/or paid Fund expenses in the amount of $20,036.

Park Avenue has entered into a Sub-Advisory Agreement with Wellington Management Company LLP (“Wellington”). Wellington is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN EQUITY INCOME VIP FUND

oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $159,581,257 and $11,379,263, respectively, for the period ended June 30, 2022. During the period ended June 30, 2022, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 6, 2023. The Fund did not utilize the credit facility during the period ended June 30, 2022.

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN EQUITY INCOME VIP FUND

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

14

SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually, taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified, no less than monthly, into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets that must be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 23-24, 2022, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented since its inception.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

15

SUPPLEMENTAL INFORMATION (UNAUDITED)

Recent Rulemaking

Rule 2a-5 and Rule 31a-4

In December 2020, the Securities and Exchange

Commission (“SEC”) adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act and defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a fund must fair value a security. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 is September 8, 2022.

Rule 18f-4

In October 2020, the SEC adopted Rule 18f-4 under the 1940 Act related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies. Rule 18f-4 supersedes the framework currently used by funds to comply with Section 18 of the 1940 Act and requires funds whose use of derivatives is more than a limited specified exposure to establish a derivatives risk management program and appoint a derivatives risk manager. The compliance date for Rule 18f-4 is August 19, 2022.

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on December 8-9, 2020 (the “Meeting”), the Board considered and approved a proposed investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian Equity Income VIP Fund, Guardian Core Fixed Income VIP Fund and Guardian Short Duration Bond VIP Fund (the “New Funds”), and Park Avenue Institutional Advisers LLC (the “Manager”). The Board also considered and approved a proposed sub-advisory agreement (the “Sub-advisory Agreement,” collectively with the Management Agreement, the “Agreements”) between the Manager and Wellington Management Company LLP (“Wellington”) with respect to the Guardian Equity Income VIP Fund. The Trustees who are not parties to the Agreements or “interested persons” (as defined in the 1940 Act) of a party to the Agreements (the “Independent Trustees”) unanimously approved the Agreements for an initial term of two years.1

The Board is responsible for overseeing the management of each Fund. In determining whether to approve the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. At a Board meeting held on September 23-24, 2020, the Board received presentations from the Manager and Wellington regarding the services to be rendered and the proposed investment strategies for

[1]	Each New Fund commenced operations on May 2, 2022.

the New Funds. In advance of the Meeting, the Trustees received written responses from the Manager and Wellington to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements.

During the course of their deliberations, the Independent Trustees met to discuss and evaluate the Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or Wellington.

In reaching its decisions to approve the Agreements, the Board took into account the materials and information described above as well as other materials and information provided to the Board and discussed with and among the Trustees. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to approve the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services to be provided to the New Funds by the Manager and Wellington; (ii) the investment performance of accounts managed by the Manager and Wellington with strategies similar to the applicable New Funds; (iii) the fees to be charged and estimated profitability; (iv) the extent to which economies of scale may in the future exist for a New Fund, and the extent to which a New Fund may benefit from future economies of scale; and (v) any other benefits anticipated to be derived by the Manager or Wellington (or their respective affiliates) from their relationships with the New Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services to be provided to the New Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services to be provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services to be provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials and assisting the Board with certain valuation matters.

17

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Trustees considered that the Guardian Equity Income VIP Fund would operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager would have under this structure, including monitoring and evaluating the performance of Wellington, monitoring the Wellington for adherence to the stated investment objectives, strategies, policies and restrictions of the Guardian Equity Income VIP Fund and supervising Wellington with respect to the services that Wellington would provide under the Sub-advisory Agreement. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend Wellington, and its ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the New Funds may benefit from the Manager’s ability to use similar resources and capabilities of its affiliates in providing services to the New Funds.

The Trustees considered information regarding the nature, extent and quality of services to be provided to the Guardian Equity Income VIP Fund by Wellington. The Trustees also considered, among other things, the terms of the Sub-advisory Agreement and the range of investment advisory services to be provided by Wellington under the oversight of the Manager and Wellington’s experience with managing other funds that are a series of the Trust. In evaluating these investment advisory services, the Trustees considered, among other things, Wellington’s investment philosophy, investment approach and approach to portfolio construction, and its approach to managing risk. The Trustees also considered information regarding accounts managed by Wellington with a similar strategy as the Guardian Equity Income VIP Fund, including performance and portfolio characteristics. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals that would serve as portfolio managers for the Guardian Equity Income VIP Fund and the capabilities, resources and reputation of Wellington.

The Trustees considered that Guardian Core Fixed Income VIP Fund and Guardian Short Duration Bond VIP Fund would be managed without a sub-adviser by the Manager. In evaluating the investment advisory services to be provided by the Manager with respect to these New Funds, the Trustees considered, among other things, the

Manager’s investment philosophy and style, research and securities selection process and approach to portfolio construction, and the Manager’s approach to managing risk. The Trustees also considered information regarding accounts managed by the Manager with similar strategies as the applicable New Fund, including performance and portfolio characteristics. The Trustees received and evaluated information regarding the background, expertise and/or experience of the investment professionals that would serve as portfolio managers for the New Funds and the capabilities, resources and reputations of the Manager and its affiliates.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations and in light of the New Funds’ anticipated operations, that the nature, extent and quality of services to be provided to the New Funds by the Manager and Wellington were appropriate.

Investment Performance

The New Funds had not commenced operations prior to the Meeting. Accordingly, the New Funds did not yet have an investment performance record. The Board considered historical performance information with respect to other accounts managed by the Manager and Wellington with similar investment strategies as the New Funds, and comparisons to relevant benchmarks. The Trustees concluded that the historical performance records of similarly managed accounts, viewed together with the other relevant factors and information considered by the Trustees, supported a decision to approve each Agreement. The Trustees also concluded that it was appropriate to revisit the New Funds’ investment performance in connection with future reviews of the Agreements.

Costs and Profitability

The Trustees considered the proposed management fees to be paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the proposed management fees and the management fees paid by other funds offered as investment options underlying variable contracts within the applicable peer group based on data obtained from Broadridge Financial

Solutions, Inc., an independent provider of industry data, which showed that the New Funds’ proposed management fees fell within the following quintiles (with the first quintile representing the lowest management fees and the fifth quintile representing the highest management fees): the second quintile for the Guardian

18

SUPPLEMENTAL INFORMATION (UNAUDITED)

Core Fixed Income VIP Fund and the Guardian Equity Income VIP Fund and the third quintile for the Guardian Short Duration Bond VIP Fund.

The Trustees considered the proposed sub-advisory fee to be paid under the Sub-advisory Agreement and evaluated the reasonableness of that fee. The Trustees also considered that the fees to be paid to Wellington would be paid by the Manager and not the Guardian Equity Income VIP Fund and that the Manager had negotiated the fees with Wellington at arm’s-length.

The Trustees received comparative information relating to each New Fund’s anticipated operating expense ratio and the actual operating expense ratio of a peer group of funds. In this regard, the Board noted that the New Funds’ anticipated operating expense ratios within the following quintiles (with the first quintile representing the lowest expense ratios and the fifth quintile representing the highest expense ratios): the second quintile for Guardian Core Fixed Income VIP Fund and Guardian Equity Income VIP Fund and the third quintile for Guardian Short Duration Bond VIP Fund. The Trustees considered estimates of the New Funds’ projected asset levels and the Manager’s commitment to limit the New Funds’ operating expenses through an expense limitation agreement with the Trust through at least April 20, 2022. Although the Board recognized that the comparisons between the proposed management fees and anticipated operating expenses of the New Funds and those of identified peer funds are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the proposed management fees and evaluation of the anticipated operating expenses.

The Trustees reviewed information regarding the Manager’s projected costs of sponsoring the New Funds and projected profitability of the New Funds to the Manager based on the anticipated assets and expenses of the New Funds. The Trustees noted that the information, including with respect to revenues and expenses, contained estimates because the New Funds had not yet commenced operations at the time of the Board meeting. The Trustees did not consider any projected profitability information from Wellington because the Manager would be responsible for payment of the sub-advisory fee and had negotiated the fee with Wellington at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Trustees concluded that the proposed management and sub-advisory fees were reasonable in light of the nature, extent and quality of services expected to be rendered to the New Funds by the Manager and Wellington. The Trustees also concluded that the projected profitability of the New Funds to the Manager was acceptable and the Trustees determined it was appropriate to revisit this information in connection with future reviews of the Agreements.

Economies of Scale

The New Funds had not commenced operations prior to the Board meeting. As a result, no specific information was available concerning the possible effect that asset growth and economies of scale have on a New Fund’s expenses. The Trustees concluded that it was appropriate to revisit potential economies of scale in connection with future reviews of the Agreements or earlier, if appropriate, and that they were satisfied with the extent to which economies of scale would be shared for the benefit of shareholders based on anticipated asset levels.

Ancillary Benefits

The Trustees considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the New Funds. The Trustees acknowledged that the New Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts. The Trustees considered the benefits to the Manager from increased assets under management. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that Wellington and its affiliates may receive because of their relationships with the Guardian Equity Income VIP Fund, including the potential increased ability to use soft dollars consistent with Trust policies and other benefits from increases in assets under management. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to Wellington and its affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable New Fund.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

19

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

20

This Page Intentionally Left Blank

21

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB11739

Guardian Variable

Products Trust

2022

Semiannual Report

All Data as of June 30, 2022

Guardian Select Mid Cap Core VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Select Mid Cap Core VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2022. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN SELECT MID CAP CORE VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $220,092,820

Sector Allocation[1] As of June 30, 2022

Top Ten Holdings[2] As of June 30, 2022

Holding	% of Total Net Assets
CoreCivic, Inc.	1.41%
Steel Dynamics, Inc.	1.34%
Sensata Technologies Holding PLC	1.27%
Frontdoor, Inc.	1.24%
East West Bancorp, Inc.	1.19%
Brink’s Co.	1.16%
Fluor Corp.	1.12%
Targa Resources Corp.	1.10%
Churchill Downs, Inc.	1.08%
First Horizon Corp.	1.07%
Total	11.98%

[1]	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
[2]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22-6/30/22	Expense Ratio During Period 1/1/22-6/30/22
Based on Actual Return	$1,000.00	$ 815.50	$3.92	0.87%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,020.48	$4.36	0.87%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

June 30, 2022 (unaudited)	Shares	Value
Common Stocks – 98.4%

Aerospace & Defense – 0.6%

Curtiss-Wright Corp.	10,714	$1,414,891

		1,414,891
Auto Components – 1.3%

Adient PLC(1)	31,054	920,130

Lear Corp.	13,221	1,664,392

Novem Group SA (Luxembourg)(1)	22,343	180,746

		2,765,268
Automobiles – 0.7%

Aston Martin Lagonda Global Holdings PLC (United Kingdom)(1)(2)	15,852	85,415

Harley-Davidson, Inc.	42,834	1,356,125

		1,441,540
Banks – 6.0%

Associated Banc-Corp	61,411	1,121,365

Bancorp, Inc.(1)	4,930	96,233

BankUnited, Inc.	3,100	110,267

East West Bancorp, Inc.	40,500	2,624,400

First Horizon Corp.	107,874	2,358,126

Meta Financial Group, Inc.	26,200	1,013,154

Metropolitan Bank Holding Corp.(1)	12,600	874,692

PacWest Bancorp	84,501	2,252,797

Pinnacle Financial Partners, Inc.	19,800	1,431,738

Piraeus Financial Holdings SA (Greece)(1)	126,400	125,126

Silvergate Capital Corp., Class A(1)	1,522	81,473

Wintrust Financial Corp.	14,270	1,143,740

		13,233,111
Beverages – 0.2%

Boston Beer Co., Inc., Class A(1)	1,577	477,784

		477,784
Biotechnology – 1.3%

Argenx SE, ADR(1)	2,750	1,041,920

Exelixis, Inc.(1)	91,000	1,894,620

		2,936,540
Building Products – 1.1%

JELD-WEN Holding, Inc.(1)	161,300	2,353,367

		2,353,367
Capital Markets – 0.5%

Lazard Ltd., Class A	13,212	428,201

Patria Investments Ltd., Class A	42,143	557,130

		985,331
Chemicals – 2.8%

Chemours Co.	61,196	1,959,496

RPM International, Inc.	23,553	1,854,092

Trinseo PLC	27,311	1,050,381

Valvoline, Inc.	45,270	1,305,134

		6,169,103
Commercial Services & Supplies – 3.5%

Brink’s Co.	41,996	2,549,577

CoreCivic, Inc.(1)	280,114	3,112,067

GEO Group, Inc.(1)	324,955	2,144,703

		7,806,347

June 30, 2022 (unaudited)	Shares	Value
Construction & Engineering – 3.6%

AECOM	28,246	$1,842,204

API Group Corp.(1)	109,929	1,645,637

Fluor Corp.(1)	101,569	2,472,189

Granite Construction, Inc.	68,905	2,007,892

		7,967,922
Construction Materials – 0.9%

Eagle Materials, Inc.	17,417	1,914,825

		1,914,825
Consumer Finance – 1.2%

FirstCash Holdings, Inc.	8,598	597,647

NerdWallet, Inc., Class A(1)	38,700	306,891

OneMain Holdings, Inc.	46,969	1,755,701

		2,660,239
Containers & Packaging – 0.6%

Berry Global Group, Inc.(1)	23,000	1,256,720

		1,256,720
Distributors – 0.6%

LKQ Corp.	25,076	1,230,981

		1,230,981
Diversified Consumer Services – 1.2%

Frontdoor, Inc.(1)	113,390	2,730,431

		2,730,431
Diversified Financial Services – 0.3%

Cairo Mezz PLC (Cyprus)(1)	775,200	114,316

Cannae Holdings, Inc.(1)	33,071	639,593

		753,909
Diversified Telecommunication Services – 0.1%

Iridium Communications, Inc.(1)	8,346	313,476

		313,476
Electric Utilities – 1.5%

ALLETE, Inc.	11,974	703,832

IDACORP, Inc.	5,200	550,784

OGE Energy Corp.	33,547	1,293,572

PNM Resources, Inc.	14,261	681,391

		3,229,579
Electrical Equipment – 1.4%

Sensata Technologies Holding PLC	67,411	2,784,748

Vertiv Holdings Co.	43,471	357,332

		3,142,080
Electronic Equipment, Instruments & Components – 2.7%

Avnet, Inc.	51,811	2,221,656

Cognex Corp.	27,549	1,171,383

Jabil, Inc.	14,100	722,061

Trimble, Inc.(1)	13,283	773,469

TTM Technologies, Inc.(1)	62,245	778,063

Vishay Intertechnology, Inc.	14,028	249,979

		5,916,611
Energy Equipment & Services – 0.3%

John Wood Group PLC (United Kingdom)(1)	22,432	42,600

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

June 30, 2022 (unaudited)	Shares	Value
Energy Equipment & Services (continued)

Liberty Energy, Inc.(1)	43,332	$552,916

		595,516
Entertainment – 0.3%

Cinemark Holdings, Inc.(1)	3,629	54,508

Endeavor Group Holdings, Inc., Class A(1)	7,206	148,155

Liberty Media Corp-Liberty Formula One, Class C(1)	4,049	256,990

Warner Music Group Corp., Class A	5,451	132,786

		592,439
Equity Real Estate Investment Trusts (REITs) – 7.7%

American Homes 4 Rent, Class A	42,645	1,511,339

Camden Property Trust	4,900	658,952

CubeSmart	40,479	1,729,263

Douglas Emmett, Inc.	49,040	1,097,515

EastGroup Properties, Inc.	14,100	2,176,053

Equity LifeStyle Properties, Inc.	22,307	1,571,974

Gaming and Leisure Properties, Inc.	12,739	584,211

Postal Realty Trust, Inc., Class A	85,758	1,277,794

Ryman Hospitality Properties, Inc.(1)	14,300	1,087,229

SITE Centers Corp.	81,654	1,099,879

Spirit Realty Capital, Inc.	31,380	1,185,536

Terreno Realty Corp.	14,530	809,757

Ventas, Inc.	40,113	2,063,012

Washington Real Estate Investment Trust	390	8,311

		16,860,825
Food & Staples Retailing – 1.7%

BJ’s Wholesale Club Holdings, Inc.(1)	19,667	1,225,647

Casey’s General Stores, Inc.	1,602	296,338

Grocery Outlet Holding Corp.(1)	15,375	655,436

Performance Food Group Co.(1)	13,321	612,500

Sprouts Farmers Market, Inc.(1)	18,607	471,129

US Foods Holding Corp.(1)	16,500	506,220

		3,767,270
Food Products – 1.6%

Bunge Ltd.	2,473	224,276

Darling Ingredients, Inc.(1)	21,483	1,284,683

Freshpet, Inc.(1)	2,813	145,967

Greencore Group PLC (Ireland)(1)	53,554	64,741

Ingredion, Inc.	8,629	760,733

Lamb Weston Holdings, Inc.	2,409	172,147

Nomad Foods Ltd.(1)	8,099	161,899

Post Holdings, Inc.(1)	3,258	268,296

Sovos Brands, Inc.(1)	9,802	155,558

TreeHouse Foods, Inc.(1)	5,058	211,526

		3,449,826
Gas Utilities – 1.2%

National Fuel Gas Co.	12,858	849,271

ONE Gas, Inc.	6,486	526,598

June 30, 2022 (unaudited)	Shares	Value
Gas Utilities (continued)

Southwest Gas Holdings, Inc.(1)	10,188	$887,171

UGI Corp.	9,033	348,764

		2,611,804
Health Care Equipment & Supplies – 3.0%

Hologic, Inc.(1)	14,600	1,011,780

Masimo Corp.(1)	13,400	1,750,978

Nanosonics Ltd. (Australia)(1)	250,000	579,165

Penumbra, Inc.(1)	15,400	1,917,608

Tandem Diabetes Care, Inc.(1)	24,200	1,432,398

		6,691,929
Health Care Providers & Services – 3.6%

agilon health, Inc.(1)	62,000	1,353,460

Alignment Healthcare, Inc.(1)	84,000	958,440

LHC Group, Inc.(1)	6,100	950,014

Molina Healthcare, Inc.(1)	7,200	2,013,192

Oak Street Health, Inc.(1)	60,000	986,400

Privia Health Group, Inc.(1)	32,000	931,840

Surgery Partners, Inc.(1)	23,400	676,728

		7,870,074
Hotels, Restaurants & Leisure – 4.1%

Aramark	24,470	749,516

Brinker International, Inc.(1)	15,100	332,653

Caesars Entertainment, Inc.(1)	36,195	1,386,268

Churchill Downs, Inc.	12,447	2,383,974

Domino’s Pizza, Inc.	3,168	1,234,601

Planet Fitness, Inc., Class A(1)	6,952	472,806

Vail Resorts, Inc.	3,519	767,318

Wyndham Hotels & Resorts, Inc.	24,485	1,609,154

		8,936,290
Household Durables – 2.0%

Leggett & Platt, Inc.	26,332	910,560

Mohawk Industries, Inc.(1)	9,787	1,214,469

NVR, Inc.(1)	301	1,205,246

Taylor Morrison Home Corp.(1)	48,349	1,129,433

		4,459,708
Household Products – 0.4%

Energizer Holdings, Inc.	15,012	425,590

Reynolds Consumer Products, Inc.	5,059	137,959

Spectrum Brands Holdings, Inc.	3,760	308,395

		871,944
Insurance – 3.8%

American Financial Group, Inc.	13,919	1,932,096

Assurant, Inc.	8,624	1,490,659

Globe Life, Inc.	18,500	1,803,195

Primerica, Inc.	15,587	1,865,608

Talanx AG (Germany)	9,563	363,882

Unum Group	29,300	996,786

		8,452,226
Interactive Media & Services – 0.2%

TripAdvisor, Inc.(1)	6,053	107,744

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

June 30, 2022 (unaudited)	Shares	Value
Interactive Media & Services (continued)

Ziff Davis, Inc.(1)	3,446	$256,830

		364,574
IT Services – 3.4%

Akamai Technologies, Inc.(1)	13,789	1,259,349

AvidXchange Holdings, Inc.(1)	843	5,176

Cyxtera Technologies, Inc.(1)	73,713	835,906

ExlService Holdings, Inc.(1)	6,815	1,004,054

GoDaddy, Inc., Class A(1)	17,632	1,226,482

Nuvei Corp. (Canada)(1)(2)	6,013	217,313

Repay Holdings Corp.(1)	49,225	632,541

Thoughtworks Holding, Inc.(1)	1,000	14,110

WEX, Inc.(1)	9,370	1,457,597

Wix.com Ltd.(1)	13,475	883,286

		7,535,814
Life Sciences Tools & Services – 0.8%

Bruker Corp.	28,500	1,788,660

		1,788,660
Machinery – 1.8%

Allison Transmission Holdings, Inc.	56,876	2,186,882

Flowserve Corp.	58,035	1,661,542

		3,848,424
Marine – 1.0%

Genco Shipping & Trading Ltd.	29,171	563,584

Golden Ocean Group Ltd.	34,162	397,646

Kirby Corp.(1)	13,402	815,378

Navios Maritime Partners LP	1,600	36,800

Star Bulk Carriers Corp.	13,639	340,838

		2,154,246
Media – 1.0%

Cable One, Inc.	642	827,744

Gray Television, Inc.	8,045	135,880

Interpublic Group of Cos., Inc.	11,078	304,977

Liberty Media Corp-Liberty SiriusXM, Class A(1)	3,132	112,877

New York Times Co., Class A	13,731	383,095

Nexstar Media Group, Inc., Class A	2,620	426,746

S4 Capital PLC (United Kingdom)(1)	22,405	62,605

		2,253,924
Metals & Mining – 2.4%

Cleveland-Cliffs, Inc.(1)	85,249	1,310,277

Steel Dynamics, Inc.	44,562	2,947,776

Yamana Gold, Inc.	238,033	1,106,854

		5,364,907
Mortgage Real Estate Investment Trusts (REITs) – 0.9%

New Residential Investment Corp.	215,143	2,005,133

		2,005,133
Multi-Utilities – 0.6%

Black Hills Corp.	1,979	144,012

NiSource, Inc.	17,279	509,558

NorthWestern Corp.	12,380	729,553

		1,383,123

June 30, 2022 (unaudited)	Shares	Value
Multiline Retail – 0.3%

Nordstrom, Inc.	28,760	$607,699

		607,699
Oil, Gas & Consumable Fuels – 3.7%

APA Corp.	23,506	820,359

Coterra Energy, Inc.	31,638	815,944

Denbury, Inc.(1)	8,844	530,552

EQT Corp.	61,766	2,124,750

HF Sinclair Corp.	32,590	1,471,764

Targa Resources Corp.	40,447	2,413,473

		8,176,842
Paper & Forest Products – 0.7%

Louisiana-Pacific Corp.	29,453	1,543,632

		1,543,632
Personal Products – 0.4%

Beauty Health Co.(1)	66,900	860,334

BellRing Brands, Inc.(1)	4,850	120,717

		981,051
Pharmaceuticals – 0.7%

Royalty Pharma PLC, Class A	34,000	1,429,360

		1,429,360
Professional Services – 1.3%

CACI International, Inc., Class A(1)	5,438	1,532,319

Nielsen Holdings PLC	56,253	1,306,195

		2,838,514
Real Estate Management & Development – 1.3%

DigitalBridge Group, Inc.(1)	88,700	432,856

Doma Holdings, Inc.(1)	153,537	158,143

Jones Lang LaSalle, Inc.(1)	8,759	1,531,599

WeWork, Inc., Class A(1)	144,500	725,390

		2,847,988
Road & Rail – 1.8%

Knight-Swift Transportation Holdings, Inc.	48,183	2,230,391

XPO Logistics, Inc.(1)	36,741	1,769,447

		3,999,838
Semiconductors & Semiconductor Equipment – 1.7%

ON Semiconductor Corp.(1)	31,260	1,572,691

SolarEdge Technologies, Inc.(1)	7,520	2,058,073

		3,630,764
Software – 5.5%

Aspen Technology, Inc.(1)	3,543	650,778

Black Knight, Inc.(1)	12,002	784,811

Blackbaud, Inc.(1)	24,537	1,424,863

Blend Labs, Inc., Class A(1)	4,900	11,564

Braze, Inc., Class A(1)	300	10,869

BTRS Holdings, Inc., Class 1(1)	62,300	310,254

Ceridian HCM Holding, Inc.(1)	21,246	1,000,261

Citrix Systems, Inc.	7,633	741,698

Coupa Software, Inc.(1)	8,168	466,393

Elastic NV(1)	14,528	983,110

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

June 30, 2022 (unaudited)	Shares	Value
Software (continued)

Gitlab, Inc., Class A(1)	200	$10,628

Guidewire Software, Inc.(1)	7,328	520,215

HashiCorp, Inc., Class A(1)	100	2,944

LiveRamp Holdings, Inc.(1)	9,027	232,987

NortonLifeLock, Inc.	53,403	1,172,730

PTC, Inc.(1)	15,126	1,608,499

Samsara, Inc., Class A(1)	400	4,468

Tenable Holdings, Inc.(1)	32,573	1,479,140

Zendesk, Inc.(1)	10,067	745,663

		12,161,875
Specialty Retail – 1.3%

Burlington Stores, Inc.(1)	7,828	1,066,408

Camping World Holdings, Inc., Class A	10,574	228,293

Five Below, Inc.(1)	14,235	1,614,676

		2,909,377
Technology Hardware, Storage & Peripherals – 0.3%

Western Digital Corp.(1)	16,938	759,331

		759,331
Textiles, Apparel & Luxury Goods – 2.4%

Capri Holdings Ltd.(1)	37,656	1,544,272

PRADA SpA (Italy)	117,065	656,885

PVH Corp.	19,629	1,116,890

Tapestry, Inc.	61,704	1,883,206

		5,201,253
Thrifts & Mortgage Finance – 0.8%

MGIC Investment Corp.	145,931	1,838,731

		1,838,731
Trading Companies & Distributors – 1.6%

Beacon Roofing Supply, Inc.(1)	10,593	544,057

MRC Global, Inc.(1)	211,792	2,109,448

NOW, Inc.(1)	95,242	931,467

		3,584,972
Water Utilities – 0.7%

Essential Utilities, Inc.	32,832	1,505,347

		1,505,347

Total Common Stocks (Cost $263,069,756)		216,575,285

June 30, 2022 (unaudited)	Principal Amount	Value
Corporate Bonds & Notes – 0.1%
Commercial Services – 0.1%

Affirm Holdings, Inc., Convertible 0.00% due 11/15/2026(2)(3)	$282,000	$160,689

		160,689

Total Corporate Bonds & Notes (Cost $168,300)		160,689
Short–Term Investments – 1.7%
U.S. Treasury Bills – 0.0%

U.S. Treasury Bill 1.331% due 8/11/2022	20,000	19,970
1.543% due 9/1/2022	50,000	49,868

Total U.S. Treasury Bills (Cost $69,883)		69,838
Repurchase Agreements – 1.7%

Fixed Income Clearing Corp., 0.24%, dated 6/30/2022, proceeds at maturity value of $3,733,118, due 7/1/2022(4)	3,733,093	3,733,093

Total Repurchase Agreements (Cost $3,733,093)		3,733,093

Total Investments(5) – 100.2% (Cost $267,041,032)		220,538,905

Liabilities in excess of other assets(6) – (0.2)%		(446,085)

Total Net Assets – 100.0%		$220,092,820

(1)	Non–income–producing security.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2022, the aggregate market value of these securities amounted to $463,417, representing 0.2% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Zero coupon bond.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	3.00%	6/30/2024	$3,812,000	$3,807,830

(5)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).

(6)	Liabilities in excess of other assets include net unrealized appreciation on futures contracts as follows:

Open futures contracts at June 30, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
S&P Midcap 400 E-Mini	September 2022	1	Long	$225,106	$226,800	$1,694
Total				$225,106	$226,800	$1,694

Legend:

ADR — American Depositary Receipt

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	–––––––– Valuation Inputs ––––––––
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$214,299,804	$2,275,481	*	$—	$216,575,285
Corporate Bonds & Notes	—	160,689		—	160,689
U.S. Treasury Bills	—	69,838		—	69,838
Repurchase Agreements	—	3,733,093		—	3,733,093
Total	$214,299,804	$6,239,101		$—	$220,538,905
Other Financial Instruments
Futures Contracts
Assets	$1,694	$—		$—	$1,694
Total	$1,694	$—		$—	$1,694

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — GUARDIAN SELECT MID CAP CORE VIP FUND

Statement of Assets and Liabilities As of June 30, 2022 (unaudited)
Assets

Investments, at value	$220,538,905

Receivable for investments sold	367,512

Dividends/interest receivable	267,675

Cash deposits with brokers for futures contracts	13,500

Reimbursement receivable from adviser	5,554

Foreign tax reclaims receivable	3,227

Prepaid expenses	2,128

Total Assets	221,198,501

Liabilities

Payable for investments purchased	800,684

Investment advisory fees payable	101,170

Payable for fund shares redeemed	86,826

Distribution fees payable	47,722

Payable for variation margin on futures contracts	20,910

Accrued audit fees	14,111

Accrued custodian and accounting fees	2,905

Accrued trustees’ and officers’ fees	718

Accrued expenses and other liabilities	30,635

Total Liabilities	1,105,681

Total Net Assets	$220,092,820

Net Assets Consist of:

Paid-in capital	$266,896,883

Distributable loss	(46,804,063)

Total Net Assets	$220,092,820

Investments, at Cost	$267,041,032

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	26,761,611

Net Asset Value Per Share	$8.22

Statement of Operations For the Six Months Ended June 30, 2022 (unaudited)
Investment Income

Dividends	$1,946,831

Interest	789

Withholding taxes on foreign dividends	(5,751)

Total Investment Income	1,941,869

Expenses

Investment advisory fees	639,678

Distribution fees	301,735

Professional fees	31,400

Trustees’ and officers’ fees	27,593

Custodian and accounting fees	22,663

Administrative fees	19,047

Transfer agent fees	5,980

Shareholder reports	5,961

Other expenses	6,516

Total Expenses	1,060,573

Less: Fees waived	(10,536)

Total Expenses, Net	1,050,037

Net Investment Income/(Loss)	891,832

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments, Derivative Contracts and Foreign Currency Transactions

Net realized gain/(loss) from investments	(1,486,895)

Net realized gain/(loss) from futures contracts	(335,238)

Net realized gain/(loss) from foreign currency transactions	(1,436)

Net change in unrealized appreciation/(depreciation) on investments	(47,908,965)

Net change in unrealized appreciation/(depreciation) on futures contracts	1,694

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(57)

Net Loss on Investments, Derivative Contracts and Foreign Currency Transactions	(49,730,897)

Net Decrease in Net Assets Resulting From Operations	$(48,839,065)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SELECT MID CAP CORE VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/22	For the Period Ended 12/31/21[1]

Operations

Net investment income/(loss)	$891,832	$449,424

Net realized gain/(loss) from investments, derivative contracts and foreign currency transactions	(1,823,569)	178,733

Net change in unrealized appreciation/(depreciation) on investments, derivative contracts and translation of assets and liabilities in foreign currencies	(47,907,328)	1,406,845

Net Increase/(Decrease) in Net Assets Resulting from Operations	(48,839,065)	2,035,002

Capital Share Transactions

Proceeds from sales of shares	37,195,635	276,926,952 [2]

Cost of shares redeemed	(30,113,001)	(17,112,703)

Net Increase in Net Assets Resulting from Capital Share Transactions	7,082,634	259,814,249

Net Increase/(Decrease) in Net Assets	(41,756,431)	261,849,251

Net Assets

Beginning of period	261,849,251	—

End of period	$220,092,820	$261,849,251

Other Information:

Shares

Sold	4,050,435	27,693,924

Redeemed	(3,277,649)	(1,705,099)

Net Increase	772,786	25,988,825

[1]	Commenced operations on October 25, 2021.
[2]	Includes in-kind subscriptions of $262,899,145. The cost basis of the contributed securities is equal to the market value of the securities on the date of the subscription.

The accompanying notes are an integral part of these financial statements.	9

FINANCIAL INFORMATION — GUARDIAN SELECT MID CAP CORE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2),(3)

Six Months Ended 6/30/22	$10.08	$0.03	$(1.89)	$(1.86)	$8.22	(18.45)%

Period Ended 12/31/21(5)	10.00	0.02	0.06	0.08	10.08	0.80%

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SELECT MID CAP CORE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3),(4)	Gross Ratio of Expenses to Average Net Assets(3)	Net Ratio of Net Investment Income to Average Net Assets(3),(4)	Gross Ratio of Net Investment Income to Average Net Assets(3)	Portfolio Turnover Rate(3)

$220,093	0.87%	0.88%	0.74%	0.73%	35%

261,849	0.82%	0.90%	0.96%	0.88%	93%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2021, certain non-recurring fees (i.e., audit fees) are not annualized.

(4)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(5)	Commenced operations on October 25, 2021.

The accompanying notes are an integral part of these financial statements.	11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

June 30, 2022 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Select Mid Cap Core VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 25, 2021. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long term growth of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Exchange-traded financial futures contracts are valued at the last settlement price on the market where they are primarily traded.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2022, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2022 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2022, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.53% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2023 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.87% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2022, Park Avenue waived fees and/or paid Fund expenses in the amount of $10,536.

Park Avenue has entered into a Sub-Advisory Agreement with FIAM LLC (“FIAM”). FIAM is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2022, the Fund paid distribution fees in the amount of $301,735 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $89,477,427 and $83,016,274, respectively, for the six months ended June 30, 2022. During the six months ended June 30, 2022, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include,

but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Disclosures About Derivative Instruments and Hedging Activities The Fund entered into equity futures contracts for the six months ended June 30, 2022 to equitize cash and keep the Fund fully invested. Using futures contracts involves various risks, including market, interest rate and equity risks. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with the changes in the value of the underlying securities. To the extent that market prices move in an unexpected direction, there is a risk that a Fund will not achieve the anticipated benefits of the futures contract or may realize a loss.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

Under certain market conditions, the Fund may use credit default swaps to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve exposure, (iii) manage risk, (iv) enhance returns, or (v) as substitutes for permitted Fund investments. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities.

The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. Cleared swaps are transacted through futures commission merchants (“FCM”s) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. Funds post initial and variation margin by making payments to their clearing member FCMs.

Generally, the Fund will enter into credit default swaps on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Credit default swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to credit default swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a credit default swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

In addition to the risks generally applicable to derivatives, risks associated with credit default swap agreements include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements.

As of June 30, 2022, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Equity Contracts

Asset Derivatives
Futures Contracts[1]	$1,694
[1]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative investments for the six months ended June 30, 2022 were as follows:

Equity Contracts

Net Realized Gain/(Loss)
Futures Contracts[1]	$(335,238)

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[2]	$1,694

Average Number of Notional Amounts
Futures Contracts[3]	2

[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[3]	Amount represents number of contracts.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 6, 2023. The Fund did not utilize the credit facility during the six months ended June 30, 2022.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN SELECT MID CAP CORE VIP FUND

general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually, taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified, no less than monthly, into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets that must be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 23-24, 2022, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented since its inception.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Recent Rulemaking

Rule 2a-5 and Rule 31a-4

In December 2020, the Securities and Exchange Commission (“SEC”) adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act and defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a fund must fair value a security. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 is September 8, 2022.

Rule 18f-4

In October 2020, the SEC adopted Rule 18f-4 under the 1940 Act related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies. Rule 18f-4 supersedes the framework currently used by funds to comply with Section 18 of the 1940 Act and requires funds whose use of derivatives is more than a limited specified exposure to establish a derivatives risk management program and appoint a derivatives risk manager. The compliance date for Rule 18f-4 is August 19, 2022.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 23-24, 2022 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund (formerly, Guardian International Value VIP Fund); Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid Cap Core VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (“Investment Management Agreement”), is in the best interests of the Funds and their shareholders; and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as subadvisers to certain of the Funds (the “Sub-advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund; (ii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund; (iii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iv) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (v) Wellington Management Company LLP with respect to Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vii) Janus Henderson Investors US LLC (formerly, Janus Capital Management LLC) with respect to Guardian Mid Cap Traditional Growth VIP Fund; (viii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (ix) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (x) FIAM LLC with respect to Guardian Select Mid Cap Core VIP Fund; and (xi) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting (each, a “Subadviser” and collectively, the “Subadvisers”) for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Subadviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Subadvisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in

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SUPPLEMENTAL INFORMATION (UNAUDITED)

executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Subadviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Subadvisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Subadvisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Subadviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Subadvisers to the COVID-19 pandemic, including the implementation of remote work arrangements. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Subadvisers, monitoring the Subadvisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Subadvisers with respect to the services that the Subadvisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend subadvisers, and the Manager’s ability to monitor and oversee subadvisers and recommend replacement subadvisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Subadvisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Subadvisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Subadvisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Subadvisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Subadvisers.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Subadviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year, five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Subadvisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Subadviser was generally satisfactory, or, that any steps being taken by the Manager and Subadvisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Subadvisers, but noted that the Manager had negotiated the fees with the

Subadvisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Subadvisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. The Trustees also considered that the Manager proposed (and the Board approved) changes to the expense limitation for three Funds, in each case bringing total expenses closer to the median for the peer group. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Subadvisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of

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SUPPLEMENTAL INFORMATION (UNAUDITED)

economies of scale are shared with the Funds. In this regard, the Board noted that for eleven of sixteen Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Subadvisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Subadvisers and their affiliates are consistent with those expected for a subadviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, the 4th quintile for its performance universe for the 3-year period and the 5th quintile for its performance universes for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 3rd quintile for the 3-year period and in the 4th quintile for 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period, in the 1st quintile of its performance universe for the 3-year period and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 3rd quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 3rd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 2nd quintile.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 4th quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 4th quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would decrease the Fund’s expense limitation from 1.10% to 1.09% reflecting movement closer to the median of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, in the 1st quintile for the 3-year period and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 1st quintile for the 3-year period. The Board also noted that the Fund’s performance was above the benchmark index for the 3-year and 5- year periods. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian International Equity VIP Fund (formerly, Guardian International Value VIP Fund)

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 3rd quintile of the expense group and that the actual management fee was in the 2nd quintile.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 5th quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 2nd quintile.

24

SUPPLEMENTAL INFORMATION (UNAUDITED)

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period and lower than the benchmark index for the since-inception period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 1st quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile of the expense group and that the actual management fee was in the 3rd quintile.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 4th quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year period and was in line with the benchmark index for the since-inception period.
•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 3rd quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile.

Guardian All Cap Core VIP Fund, Guardian Select Mid Cap Core VIP Fund, Guardian Small-Mid Cap Core VIP Fund and Guardian Strategic Large Cap Core VIP Fund

•	Given each Fund’s short operational history, Broadridge did not provide performance information for these Funds. The Board noted that it would have opportunity to consider each Fund’s performance information at future contract review meetings and would receive monthly performance information from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile for each Fund, except Guardian Strategic Large Cap Core VIP Fund. The Board noted that the contractual management fee and actual total expenses were in the 1st quintile for the Guardian Strategic Large Cap Core VIP Fund and the actual management fee was in the 2nd quintile.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

25

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

26

This Page Intentionally Left Blank

27

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB11408

Guardian Variable

Products Trust

2022

Semiannual Report

All Data as of June 30, 2022

Guardian Small-Mid Cap Core VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Small-Mid Cap Core VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2022. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN SMALL-MID CAP CORE VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $292,406,340

Sector Allocation[1] As of June 30, 2022

Top Ten Holdings[2] As of June 30, 2022

Holding	% of Total Net Assets
Carlisle Cos., Inc.	2.42%
Sun Communities, Inc. REIT	2.21%
VICI Properties, Inc. REIT	2.14%
Bio-Rad Laboratories, Inc., Class A	2.13%
Arch Capital Group Ltd.	2.00%
Masonite International Corp.	1.91%
Atkore, Inc.	1.84%
Axis Capital Holdings Ltd.	1.83%
SBA Communications Corp. REIT	1.82%
Ashland Global Holdings, Inc.	1.82%
Total	20.12%

[1]	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
[2]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22	Expense Ratio During Period 1/1/22 - 6/30/22
Based on Actual Return	$1,000.00	$ 777.00	$4.10	0.93%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,020.18	$4.66	0.93%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

June 30, 2022 (unaudited)	Shares	Value
Common Stocks – 98.5%

Aerospace & Defense – 1.4%

MTU Aero Engines AG (Germany)	22,093	$4,021,641

		4,021,641
Auto Components – 1.2%

Dana, Inc.	241,879	3,403,238

		3,403,238
Banks – 2.1%

Pinnacle Financial Partners, Inc.	36,764	2,658,405

Webster Financial Corp.	81,685	3,443,023

		6,101,428
Biotechnology – 0.2%

Sage Therapeutics, Inc.(1)	15,671	506,173

		506,173
Building Products – 8.3%

Advanced Drainage Systems, Inc.	26,381	2,376,137

Armstrong World Industries, Inc.	60,626	4,544,525

AZEK Co., Inc.(1)	170,349	2,851,642

Carlisle Cos., Inc.	29,684	7,082,899

Masonite International Corp.(1)	72,680	5,584,004

Tecnoglass, Inc.	99,472	1,745,734

		24,184,941
Capital Markets – 1.9%

Cboe Global Markets, Inc.	33,896	3,836,688

Raymond James Financial, Inc.	20,949	1,873,050

		5,709,738
Chemicals – 4.3%

Ashland Global Holdings, Inc.	51,513	5,308,415

Quaker Chemical Corp.	24,587	3,676,248

Westlake Corp.	37,203	3,646,638

		12,631,301
Commercial Services & Supplies – 3.5%

IAA, Inc.(1)	118,192	3,873,152

Republic Services, Inc.	30,322	3,968,240

Stericycle, Inc.(1)	52,637	2,308,132

		10,149,524
Construction & Engineering – 0.8%

API Group Corp.(1)	160,677	2,405,335

		2,405,335
Containers & Packaging – 1.0%

Crown Holdings, Inc.	33,113	3,052,025

		3,052,025
Diversified Consumer Services – 0.9%

Service Corp. International	36,750	2,540,160

		2,540,160
Electrical Equipment – 2.9%

Atkore, Inc.(1)	64,890	5,386,519

Regal Rexnord Corp.	28,637	3,250,872

		8,637,391

June 30, 2022 (unaudited)	Shares	Value
Electronic Equipment, Instruments & Components – 1.7%

Teledyne Technologies, Inc.(1)	13,027	$4,886,558

		4,886,558

Equity Real Estate Investment Trusts (REITs) – 10.3%

American Homes 4 Rent, Class A	133,204	4,720,750

Apartment Income REIT Corp.	85,196	3,544,154

Life Storage, Inc.	34,563	3,859,305

SBA Communications Corp.	16,610	5,316,030

Sun Communities, Inc.	40,576	6,466,191

VICI Properties, Inc.	209,846	6,251,312

		30,157,742
Food Products – 1.3%

Nomad Foods Ltd.(1)	196,021	3,918,460

		3,918,460
Health Care Equipment & Supplies – 4.5%

Haemonetics Corp.(1)	63,988	4,170,738

Integer Holdings Corp.(1)	52,909	3,738,550

LivaNova PLC(1)	83,463	5,213,933

		13,123,221
Health Care Providers & Services – 3.3%

HealthEquity, Inc.(1)	72,655	4,460,291

Humana, Inc.	11,130	5,209,619

		9,669,910
Health Care Technology – 0.4%

Schrodinger, Inc.(1)	50,127	1,323,854

		1,323,854
Hotels, Restaurants & Leisure – 1.3%

Planet Fitness, Inc., Class A(1)	54,831	3,729,056

		3,729,056
Household Durables – 1.2%

Mohawk Industries, Inc.(1)	27,288	3,386,168

		3,386,168
Household Products – 1.3%

Church & Dwight Co., Inc.	42,497	3,937,772

		3,937,772
Insurance – 5.5%

Arch Capital Group Ltd.(1)	128,883	5,862,888

Axis Capital Holdings Ltd.	93,730	5,351,046

Reinsurance Group of America, Inc.	40,536	4,754,467

		15,968,401
Interactive Media & Services – 1.0%

Bumble, Inc., Class A(1)	105,612	2,972,978

		2,972,978
Internet & Direct Marketing Retail – 1.5%

RealReal, Inc.(1)	279,544	696,065

Revolve Group, Inc.(1)	137,655	3,566,641

		4,262,706

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

June 30, 2022 (unaudited)	Shares	Value
IT Services – 2.3%

Evo Payments, Inc., Class A(1)	172,085	$4,047,439

Genpact Ltd.	64,368	2,726,629

		6,774,068
Life Sciences Tools & Services – 4.4%

Azenta, Inc.	41,778	3,012,194

Bio-Rad Laboratories, Inc., Class A(1)	12,554	6,214,230

Codexis, Inc.(1)	130,133	1,361,191

Sotera Health Co.(1)	109,672	2,148,474

		12,736,089
Machinery – 1.2%

Ingersoll Rand, Inc.	82,602	3,475,892

		3,475,892
Metals & Mining – 1.0%

Steel Dynamics, Inc.	43,997	2,910,402

		2,910,402
Personal Products – 1.8%

elf Beauty, Inc.(1)	146,465	4,493,546

Honest Co., Inc.(1)	270,695	790,430

		5,283,976
Professional Services – 2.5%

Booz Allen Hamilton Holding Corp.	44,758	4,044,333

Dun & Bradstreet Holdings, Inc.(1)	210,797	3,168,279

		7,212,612
Semiconductors & Semiconductor Equipment – 2.7%

Marvell Technology, Inc.	74,794	3,255,783

ON Semiconductor Corp.(1)	91,045	4,580,474

		7,836,257
Software – 12.5%

8x8, Inc.(1)	198,358	1,021,544

Black Knight, Inc.(1)	73,825	4,827,417

Fair Isaac Corp.(1)	10,795	4,327,715

Instructure Holdings, Inc.(1)	199,999	4,539,977

New Relic, Inc.(1)	31,815	1,592,341

PagerDuty, Inc.(1)	179,322	4,443,599

Q2 Holdings, Inc.(1)	76,394	2,946,517

Qualtrics International, Inc., Class A(1)	162,055	2,027,308

Riskified Ltd., Class A(1)	101,757	451,801

SPS Commerce, Inc.(1)	28,071	3,173,426

WalkMe Ltd.(1)	287,799	2,915,404

Zendesk, Inc.(1)	56,657	4,196,584

		36,463,633
Specialty Retail – 3.6%

Burlington Stores, Inc.(1)	24,896	3,391,582

Leslie’s, Inc.(1)	199,833	3,033,465

National Vision Holdings, Inc.(1)	84,070	2,311,925

Tractor Supply Co.	9,398	1,821,802

		10,558,774
Textiles, Apparel & Luxury Goods – 1.3%

Deckers Outdoor Corp.(1)	15,212	3,884,384

		3,884,384

June 30, 2022 (unaudited)	Shares	Value
Thrifts & Mortgage Finance – 1.2%

Essent Group Ltd.	91,892	$3,574,599

		3,574,599
Trading Companies & Distributors – 2.2%

Air Lease Corp.	95,820	3,203,262

United Rentals, Inc.(1)	13,259	3,220,744

		6,424,006

Total Common Stocks (Cost $368,721,106)		287,814,413
Exchange–Traded Funds – 1.2%

SPDR S&P Biotech ETF(1)	48,042	3,568,079

Total Exchange–Traded Funds (Cost $5,327,616)		3,568,079

	Principal Amount	Value
Short–Term Investments – 0.4%

Repurchase Agreements – 0.4%

Fixed Income Clearing Corp., 0.24%, dated 6/30/2022, proceeds at maturity value of $1,208,715, due 7/1/2022(2)	$1,208,707	1,208,707

Total Repurchase Agreements (Cost $1,208,707)		1,208,707

Total Investments – 100.1% (Cost $375,257,429)		292,591,199

Liabilities in excess of other assets – (0.1)%		(184,859)

Total Net Assets – 100.0%		$292,406,340

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	3.00%	6/30/2024	$1,234,300	$1,232,950

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$283,792,772	$4,021,641	*	$—	$287,814,413
Exchange–Traded Funds	3,568,079	—		—	3,568,079
Repurchase Agreements	—	1,208,707		—	1,208,707
Total	$287,360,851	$5,230,348		$—	$292,591,199

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN SMALL-MID CAP CORE VIP FUND

Statement of Assets and Liabilities As of June 30, 2022 (unaudited)
Assets

Investments, at value	$292,591,199

Dividends/interest receivable	230,573

Reimbursement receivable from adviser	13,417

Foreign tax reclaims receivable	5,579

Prepaid expenses	2,300

Total Assets	292,843,068

Liabilities

Investment advisory fees payable	157,643

Payable for fund shares redeemed	141,445

Distribution fees payable	62,260

Accrued administrative fees	26,350

Accrued custodian and accounting fees	14,815

Accrued audit fees	14,111

Accrued trustees’ and officers’ fees	2,336

Accrued expenses and other liabilities	17,768

Total Liabilities	436,728

Total Net Assets	$292,406,340

Net Assets Consist of:

Paid-in capital	$374,198,869

Distributable loss	(81,792,529)

Total Net Assets	$292,406,340

Investments, at Cost	$375,257,429

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	37,281,870

Net Asset Value Per Share	$7.84

Statement of Operations For the Six Months Ended June 30, 2022 (unaudited)
Investment Income

Dividends	$1,235,696

Interest	474

Withholding taxes on foreign dividends	(7,422)

Total Investment Income	1,228,748

Expenses

Investment advisory fees	1,059,546

Distribution fees	420,815

Trustees’ and officers’ fees	40,221

Professional fees	39,199

Administrative fees	27,316

Custodian and accounting fees	21,437

Shareholder reports	6,815

Transfer agent fees	6,186

Other expenses	9,436

Total Expenses	1,630,971

Less: Fees waived	(65,538)

Total Expenses, Net	1,565,433

Net Investment Income/(Loss)	(336,685)

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	(1,903,814)

Net realized gain/(loss) from foreign currency transactions	(364)

Net change in unrealized appreciation/(depreciation) on investments	(83,161,509)

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(50)

Net Loss on Investments and Foreign Currency Transactions	(85,065,737)

Net Decrease in Net Assets Resulting From Operations	$(85,402,422)

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SMALL-MID CAP CORE VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/22	For the Period Ended 12/31/21[1]

Operations

Net investment income/(loss)	$(336,685)	$(109,765)

Net realized gain/(loss) from investments and foreign currency transactions	(1,904,178)	3,224,379

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(83,161,559)	495,279

Net Increase/(Decrease) in Net Assets Resulting from Operations	(85,402,422)	3,609,893

Capital Share Transactions

Proceeds from sales of shares	15,516,871	401,118,462 [2]

Cost of shares redeemed	(22,835,745)	(19,600,719)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(7,318,874)	381,517,743

Net Increase/(Decrease) in Net Assets	(92,721,296)	385,127,636

Net Assets

Beginning of period	385,127,636	—

End of period	$292,406,340	$385,127,636

Other Information:

Shares

Sold	1,694,461	40,112,771

Redeemed	(2,576,511)	(1,948,851)

Net Increase/(Decrease)	(882,050)	38,163,920

[1]	Commenced operations on October 25, 2021.
[2]	Includes in-kind subscriptions of $171,042,398. The cost basis of the contributed securities is equal to the market value of the securities on the date of the subscription.

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — GUARDIAN SMALL-MID CAP CORE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Loss(1)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2),(3)

Six Months Ended 6/30/22	$10.09	$(0.01)		$(2.24)	$(2.25)	$7.84	(22.30)%

Period Ended 12/31/21(5)	10.00	(0.00	)(6)	0.09	0.09	10.09	0.90%

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SMALL-MID CAP CORE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3),(4)	Gross Ratio of Expenses to Average Net Assets(3)	Net Ratio of Net Investment Loss to Average Net Assets(3),(4)	Gross Ratio of Net Investment Loss to Average Net Assets(3)	Portfolio Turnover Rate(3)

$292,406	0.93%	0.97%	(0.20)%	(0.24)%	20%

385,128	0.90%	0.98%	(0.12)%	(0.20)%	59%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2021, certain non-recurring fees (i.e., audit fees) are not annualized.

(4)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Loss to Average Net Assets include the effect of fee waivers and expense limitations.

(5)	Commenced operations on October 25, 2021.

(6)	Rounds to $(0.00) per share.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

June 30, 2022 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Small-Mid Cap Core VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 25, 2021. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2022, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2022 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2022, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2022, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.65% of the first $200 million, and 0.60% in excess of $200 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2023 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.93% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2022, Park Avenue waived fees and/or paid Fund expenses in the amount of $65,538.

Park Avenue has entered into a Sub-Advisory Agreement with Allspring Global Investments, LLC (“Allspring”). Allspring is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2022, the Fund paid distribution fees in the amount of $420,815 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $66,975,552 and $73,299,595, respectively, for the six months ended June 30, 2022. During the six months ended June 30, 2022, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include,

but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL-MID CAP CORE VIP FUND

(b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 6, 2023. The Fund did not utilize the credit facility during the six months ended June 30, 2022.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually, taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified, no less than monthly, into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets that must be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 23-24, 2022, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented since its inception.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Recent Rulemaking

Rule 2a-5 and Rule 31a-4

In December 2020, the Securities and Exchange Commission (“SEC”) adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act and defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a fund must fair value a security. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 is September 8, 2022.

Rule 18f-4

In October 2020, the SEC adopted Rule 18f-4 under the 1940 Act related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies. Rule 18f-4 supersedes the framework currently used by funds to comply with Section 18 of the 1940 Act and requires funds whose use of derivatives is more than a limited specified exposure to establish a derivatives risk management program and appoint a derivatives risk manager. The compliance date for Rule 18f-4 is August 19, 2022.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 23-24, 2022 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund (formerly, Guardian International Value VIP Fund); Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid Cap Core VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (“Investment Management Agreement”), is in the best interests of the Funds and their shareholders; and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as subadvisers to certain of the Funds (the “Sub-advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund; (ii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund; (iii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iv) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (v) Wellington Management Company LLP with respect to Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vii) Janus Henderson Investors US LLC (formerly, Janus Capital Management LLC) with respect to Guardian Mid Cap Traditional Growth VIP Fund; (viii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (ix) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (x) FIAM LLC with respect to Guardian Select Mid Cap Core VIP Fund; and (xi) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting (each, a “Subadviser” and collectively, the “Subadvisers”) for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Subadviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Subadvisers.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Subadviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Subadvisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Subadvisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Subadviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Subadvisers to the COVID-19 pandemic, including the implementation of remote work arrangements. The

Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Subadvisers, monitoring the Subadvisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Subadvisers with respect to the services that the Subadvisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend subadvisers, and the Manager’s ability to monitor and oversee subadvisers and recommend replacement subadvisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Subadvisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Subadvisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Subadvisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Subadvisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Subadvisers.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Subadviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year, five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Subadvisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Subadviser was generally satisfactory, or, that any steps being taken by the Manager and Subadvisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Subadvisers, but noted that the Manager had negotiated the fees with the

Subadvisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Subadvisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. The Trustees also considered that the Manager proposed (and the Board approved) changes to the expense limitation for three Funds, in each case bringing total expenses closer to the median for the peer group. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Subadvisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of

19

SUPPLEMENTAL INFORMATION (UNAUDITED)

economies of scale are shared with the Funds. In this regard, the Board noted that for eleven of sixteen Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Subadvisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Subadvisers and their affiliates are consistent with those expected for a subadviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, the 4th quintile for its performance universe for the 3-year period and the 5th quintile for its performance universes for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 3rd quintile for the 3-year period and in the 4th quintile for 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period, in the 1st quintile of its performance universe for the 3-year period and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

20

SUPPLEMENTAL INFORMATION (UNAUDITED)

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 3rd quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 3rd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 2nd quintile.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 4th quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 4th quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would decrease the Fund’s expense limitation from 1.10% to 1.09% reflecting movement closer to the median of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, in the 1st quintile for the 3-year period and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 1st quintile for the 3-year period. The Board also noted that the Fund’s performance was above the benchmark index for the 3-year and 5- year periods. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian International Equity VIP Fund (formerly, Guardian International Value VIP Fund)

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 3rd quintile of the expense group and that the actual management fee was in the 2nd quintile.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 5th quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 2nd quintile.

21

SUPPLEMENTAL INFORMATION (UNAUDITED)

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period and lower than the benchmark index for the since-inception period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 1st quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile of the expense group and that the actual management fee was in the 3rd quintile.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 4th quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year period and was in line with the benchmark index for the since-inception period.
•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 3rd quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile.

Guardian All Cap Core VIP Fund, Guardian Select Mid Cap Core VIP Fund, Guardian Small-Mid Cap Core VIP Fund and Guardian Strategic Large Cap Core VIP Fund

•	Given each Fund’s short operational history, Broadridge did not provide performance information for these Funds. The Board noted that it would have opportunity to consider each Fund’s performance information at future contract review meetings and would receive monthly performance information from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile for each Fund, except Guardian Strategic Large Cap Core VIP Fund. The Board noted that the contractual management fee and actual total expenses were in the 1st quintile for the Guardian Strategic Large Cap Core VIP Fund and the actual management fee was in the 2nd quintile.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

22

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/ Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

23

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB11409

Guardian Variable

Products Trust

2022

Semiannual Report

All Data as of June 30, 2022

Guardian Strategic Large Cap Core VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Strategic Large Cap Core VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2022. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $288,327,047

Sector Allocation[1] As of June 30, 2022

Top Ten Holdings[2] As of June 30, 2022

Holding	% of Total Net Assets
Microsoft Corp.	7.02%
Alphabet, Inc., Class C	4.05%
Apple, Inc.	3.46%
AutoZone, Inc.	2.91%
Merck & Co., Inc.	2.54%
AbbVie, Inc.	2.33%
Coca-Cola Co.	2.32%
UnitedHealth Group, Inc.	2.16%
Procter & Gamble Co.	2.08%
Broadcom, Inc.	2.07%
Total	30.94%

[1]	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
[2]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22-6/30/22	Expense Ratio During Period 1/1/22-6/30/22
Based on Actual Return	$1,000.00	$ 862.40	$3.88	0.84%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,020.63	$4.21	0.84%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS – GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

June 30, 2022 (unaudited)	Shares	Value
Common Stocks – 97.3%

Aerospace & Defense – 2.0%

Lockheed Martin Corp.	6,860	$2,949,526

Northrop Grumman Corp.	6,193	2,963,784

		5,913,310
Banks – 2.2%

JPMorgan Chase & Co.	39,916	4,494,941

U.S. Bancorp	41,699	1,918,988

		6,413,929
Beverages – 3.1%

Coca-Cola Co.	106,305	6,687,648

Keurig Dr Pepper, Inc.	60,570	2,143,572

		8,831,220
Biotechnology – 2.3%

AbbVie, Inc.	43,972	6,734,751

		6,734,751
Building Products – 0.4%

Allegion PLC	11,543	1,130,060

		1,130,060
Capital Markets – 3.4%

CME Group, Inc.	11,756	2,406,453

Houlihan Lokey, Inc.	36,264	2,862,317

Intercontinental Exchange, Inc.	31,770	2,987,651

S&P Global, Inc.	4,400	1,483,064

		9,739,485
Communications Equipment – 0.4%

Motorola Solutions, Inc.	5,000	1,048,000

		1,048,000
Construction & Engineering – 0.6%

AECOM	26,680	1,740,070

		1,740,070
Diversified Consumer Services – 0.6%

Service Corp. International	25,028	1,729,935

		1,729,935
Diversified Telecommunication Services – 1.3%

Verizon Communications, Inc.	74,097	3,760,423

		3,760,423
Electric Utilities – 1.8%

Alliant Energy Corp.	20,330	1,191,541

American Electric Power Co., Inc.	42,128	4,041,761

		5,233,302
Electronic Equipment, Instruments & Components – 0.7%

CDW Corp.	13,150	2,071,914

		2,071,914
Entertainment – 1.7%

Electronic Arts, Inc.	39,598	4,817,097

		4,817,097
Equity Real Estate Investment Trusts (REITs) – 0.3%

Sun Communities, Inc.	4,653	741,502

		741,502

June 30, 2022 (unaudited)	Shares	Value
Food & Staples Retailing – 2.6%

Koninklijke Ahold Delhaize NV, ADR	127,734	$3,338,967

Walmart, Inc.	34,586	4,204,966

		7,543,933
Food Products – 0.8%

General Mills, Inc.	29,167	2,200,650

		2,200,650
Health Care Providers & Services – 5.1%

Centene Corp.(1)	21,161	1,790,432

CVS Health Corp.	37,149	3,442,226

McKesson Corp.	10,080	3,288,197

UnitedHealth Group, Inc.	12,150	6,240,605

		14,761,460
Hotels, Restaurants & Leisure – 0.5%

Booking Holdings, Inc.(1)	754	1,318,738

		1,318,738
Household Products – 2.1%

Procter & Gamble Co.	41,746	6,002,657

		6,002,657
Insurance – 5.4%

Everest Re Group Ltd.	10,329	2,895,012

Marsh & McLennan Cos., Inc.	21,148	3,283,227

Progressive Corp.	35,128	4,084,333

Selective Insurance Group, Inc.	18,477	1,606,390

Willis Towers Watson PLC	18,954	3,741,330

		15,610,292
Interactive Media & Services – 4.6%

Alphabet, Inc., Class C(1)	5,335	11,670,045

Meta Platforms, Inc., Class A(1)	9,663	1,558,159

		13,228,204
Internet & Direct Marketing Retail – 0.9%

Amazon.com, Inc.(1)	25,488	2,707,080

		2,707,080
IT Services – 11.5%

Amdocs Ltd.	37,818	3,150,618

Automatic Data Processing, Inc.	18,084	3,798,363

Fidelity National Information Services, Inc.	54,828	5,026,083

Genpact Ltd.	120,936	5,122,849

Mastercard, Inc., Class A	8,584	2,708,080

Paychex, Inc.	42,940	4,889,578

VeriSign, Inc.(1)	20,423	3,417,381

Visa, Inc., Class A	26,315	5,181,160

		33,294,112
Life Sciences Tools & Services – 0.8%

Thermo Fisher Scientific, Inc.	4,131	2,244,290

		2,244,290
Machinery – 0.4%

Oshkosh Corp.	14,840	1,218,958

		1,218,958

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

June 30, 2022 (unaudited)	Shares	Value
Media – 1.3%

Comcast Corp., Class A	93,636	$3,674,277

		3,674,277
Multi-Utilities – 2.0%

Ameren Corp.	43,942	3,970,599

CenterPoint Energy, Inc.	56,925	1,683,842

		5,654,441
Oil, Gas & Consumable Fuels – 1.4%

Shell PLC, ADR	77,890	4,072,868

		4,072,868
Pharmaceuticals – 6.8%

Eli Lilly and Co.	12,080	3,916,698

Johnson & Johnson	23,807	4,225,981

Merck & Co., Inc.	80,220	7,313,657

Roche Holding AG, ADR	99,421	4,146,850

		19,603,186
Professional Services – 1.8%

Booz Allen Hamilton Holding Corp.	41,367	3,737,922

RELX PLC, ADR	53,740	1,447,756

		5,185,678
Semiconductors & Semiconductor Equipment – 4.6%

Analog Devices, Inc.	12,717	1,857,827

Broadcom, Inc.	12,307	5,978,864

KLA Corp.	9,481	3,025,197

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	14,384	1,175,892

Texas Instruments, Inc.	7,440	1,143,156

		13,180,936
Software – 12.9%

Adobe, Inc.(1)	10,221	3,741,499

Microsoft Corp.	78,784	20,234,095

NortonLifeLock, Inc.	198,780	4,365,209

Oracle Corp.	80,374	5,615,731

ServiceNow, Inc.(1)	4,696	2,233,042

VMware, Inc., Class A	9,576	1,091,472

		37,281,048
Specialty Retail – 4.9%

AutoZone, Inc.(1)	3,906	8,394,463

Home Depot, Inc.	4,068	1,115,730

O’Reilly Automotive, Inc.(1)	7,329	4,630,169

		14,140,362

June 30, 2022 (unaudited)	Shares	Value
Technology Hardware, Storage & Peripherals – 3.4%

Apple, Inc.	72,889	$9,965,384

		9,965,384
Tobacco – 2.7%

Altria Group, Inc.	76,761	3,206,307

Philip Morris International, Inc.	46,390	4,580,548

		7,786,855

Total Common Stocks (Cost $306,967,132)		280,580,407

	Principal Amount	Value
Short–Term Investments – 2.7%
Repurchase Agreements – 2.7%

Fixed Income Clearing Corp., 0.24%, dated 6/30/2022, proceeds at maturity value of $7,737,891, due 7/1/2022(2)	$7,737,839	7,737,839

Total Repurchase Agreements (Cost $7,737,839)		7,737,839

Total Investments – 100.0% (Cost $314,704,971)		288,318,246

Assets in excess of other liabilities – 0.0%		8,801

Total Net Assets – 100.0%		$288,327,047

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	3.00%	6/30/2024	$7,901,300	$7,892,656

Legend:

ADR — American Depositary Receipt

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$280,580,407	$—	$—	$280,580,407
Repurchase Agreements	—	7,737,839	—	7,737,839
Total	$280,580,407	$7,737,839	$—	$288,318,246

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

Statement of Assets and Liabilities As of June 30, 2022 (unaudited)
Assets

Investments, at value	$288,318,246

Cash	7,824

Dividends/interest receivable	324,101

Foreign tax reclaims receivable	25,341

Reimbursement receivable from adviser	10,484

Prepaid expenses	2,340

Total Assets	288,688,336

Liabilities

Investment advisory fees payable	128,647

Payable for fund shares redeemed	96,275

Distribution fees payable	60,214

Accrued legal fees	25,307

Accrued custodian and accounting fees	16,568

Accrued audit fees	14,105

Accrued trustees’ and officers’ fees	2,592

Accrued expenses and other liabilities	17,581

Total Liabilities	361,289

Total Net Assets	$288,327,047

Net Assets Consist of:

Paid-in capital	$325,188,060

Distributable loss	(36,861,013)

Total Net Assets	$288,327,047

Investments, at Cost	$314,704,971

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	32,379,532

Net Asset Value Per Share	$8.90

Statement of Operations For the Six Months Ended June 30, 2022 (unaudited)
Investment Income

Dividends	$2,645,157

Interest	1,471

Withholding taxes on foreign dividends	(32,870)

Total Investment Income	2,613,758

Expenses

Investment advisory fees	855,454

Distribution fees	402,932

Trustees’ and officers’ fees	38,708

Professional fees	38,222

Administrative fees	26,340

Custodian and accounting fees	20,865

Shareholder reports	6,694

Transfer agent fees	6,256

Other expenses	8,833

Total Expenses	1,404,304

Less: Fees waived	(50,450)

Total Expenses, Net	1,353,854

Net Investment Income/(Loss)	1,259,904

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments

Net realized gain/(loss) from investments	(10,926,741)

Net change in unrealized appreciation/(depreciation) on investments	(38,857,789)

Net Loss on Investments	(49,784,530)

Net Decrease in Net Assets Resulting From Operations	$(48,524,626)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/22	For the Period Ended 12/31/21[1]

Operations

Net investment income/(loss)	$1,259,904	$542,179

Net realized gain/(loss) from investments	(10,926,741)	(1,349,630)

Net change in unrealized appreciation/(depreciation) on investments	(38,857,789)	12,471,064

Net Increase/(Decrease) in Net Assets Resulting from Operations	(48,524,626)	11,663,613

Capital Share Transactions

Proceeds from sales of shares	2,745,461	372,417,011 [2]

Cost of shares redeemed	(37,894,798)	(12,079,614)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(35,149,337)	360,337,397

Net Increase/(Decrease) in Net Assets	(83,673,963)	372,001,010

Net Assets

Beginning of period	372,001,010	—

End of period	$288,327,047	$372,001,010

Other Information:

Shares

Sold	294,958	37,241,379

Redeemed	(3,959,133)	(1,197,672)

Net Increase/(Decrease)	(3,664,175)	36,043,707

[1]	Commenced operations on October 25, 2021.
[2]	Includes in-kind subscriptions of $331,230,005. The cost basis of the contributed securities is equal to the market value of the securities on the date of the subscription.

6	The accompanying notes are an integral part of these financial statements.

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7

FINANCIAL INFORMATION — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2),(3)

Six Months Ended 6/30/22	$10.32	$0.04	$(1.46)	$(1.42)	$8.90	(13.76)%

Period Ended 12/31/21(5)	10.00	0.01	0.31	0.32	10.32	3.20%

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3),(4)	Gross Ratio of Expenses to Average Net Assets(3)	Net Ratio of Net Investment Income to Average Net Assets(3),(4)	Gross Ratio of Net Investment Income to Average Net Assets(3)	Portfolio Turnover Rate(3)

$288,327	0.84%	0.87%	0.78%	0.75%	28%

372,001	0.81%	0.89%	0.82%	0.74%	80%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2021, certain non-recurring fees (i.e., audit fees) are not annualized.

(4)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(5)	Commenced operations on October 25, 2021.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

June 30, 2022 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Strategic Large Cap Core VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 25, 2021. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2022, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2022 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2022, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2022, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.55% of the first $200 million, and 0.50% in excess of $200 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2023 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.84% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2022, Park Avenue waived fees and/or paid Fund expenses in the amount of $50,450.

Park Avenue has entered into a Sub-Advisory Agreement with AllianceBernstein L.P. (“AllianceBernstein”). AllianceBernstein is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2022, the Fund paid distribution fees in the amount of $402,932 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $87,353,521 and $112,439,985, respectively, for the six months ended June 30, 2022. During the six months ended June 30, 2022, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN STRATEGIC LARGE CAP CORE VIP FUND

(a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 6, 2023. The Fund did not utilize the credit facility during the six months ended June 30, 2022.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

14

SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually, taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified, no less than monthly, into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets that must be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 23-24, 2022, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented since its inception.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

15

SUPPLEMENTAL INFORMATION (UNAUDITED)

Recent Rulemaking

Rule 2a-5 and Rule 31a-4

In December 2020, the Securities and Exchange Commission (“SEC”) adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act and defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a fund must fair value a security. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 is September 8, 2022.

Rule 18f-4

In October 2020, the SEC adopted Rule 18f-4 under the 1940 Act related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies. Rule 18f-4 supersedes the framework currently used by funds to comply with Section 18 of the 1940 Act and requires funds whose use of derivatives is more than a limited specified exposure to establish a derivatives risk management program and appoint a derivatives risk manager. The compliance date for Rule 18f-4 is August 19, 2022.

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 23-24, 2022 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund (formerly, Guardian International Value VIP Fund); Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid Cap Core VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (“Investment Management Agreement”), is in the best interests of the Funds and their shareholders; and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as subadvisers to certain of the Funds (the “Sub-advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund; (ii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund; (iii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iv) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (v) Wellington Management Company LLP with respect to Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vii) Janus Henderson Investors US LLC (formerly, Janus Capital Management LLC) with respect to Guardian Mid Cap Traditional Growth VIP Fund; (viii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (ix) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (x) FIAM LLC with respect to Guardian Select Mid Cap Core VIP Fund; and (xi) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting (each, a “Subadviser” and collectively, the “Subadvisers”) for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Subadviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Subadvisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and

17

SUPPLEMENTAL INFORMATION (UNAUDITED)

evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Subadviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Subadvisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Subadvisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Subadviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Subadvisers to the COVID-19 pandemic, including the implementation of remote work arrangements. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Subadvisers, monitoring the Subadvisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Subadvisers with respect to the services that the Subadvisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend subadvisers, and the Manager’s ability to monitor and oversee subadvisers and recommend replacement subadvisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Subadvisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Subadvisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Subadvisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Subadvisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Subadvisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations,

18

SUPPLEMENTAL INFORMATION (UNAUDITED)

that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Subadviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year, five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Subadvisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Subadviser was generally satisfactory, or, that any steps being taken by the Manager and Subadvisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Subadvisers, but noted that the Manager had negotiated the fees with the Subadvisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Subadvisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. The Trustees also considered that the Manager proposed (and the Board approved) changes to the expense limitation for three Funds, in each case bringing total expenses closer to the median for the peer group. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Subadvisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for eleven of sixteen Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset

19

SUPPLEMENTAL INFORMATION (UNAUDITED)

levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Subadvisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Subadvisers and their affiliates are consistent with those expected for a subadviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, the 4th quintile for its performance universe for the 3-year period and the 5th quintile for its performance universes for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 3rd quintile for the 3-year period and in the 4th quintile for 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period, in the 1st quintile of its performance universe for the 3-year period and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

20

SUPPLEMENTAL INFORMATION (UNAUDITED)

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 3rd quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 3rd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 2nd quintile.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 4th quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 4th quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would decrease the Fund’s expense limitation from 1.10% to 1.09% reflecting movement closer to the median of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the

1-year period, in the 1st quintile for the 3-year period and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 1st quintile for the 3-year period. The Board also noted that the Fund’s performance was above the benchmark index for the 3-year and 5- year periods. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian International Equity VIP Fund (formerly, Guardian International Value VIP Fund)

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 3rd quintile of the expense group and that the actual management fee was in the 2nd quintile.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 5th quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that

21

SUPPLEMENTAL INFORMATION (UNAUDITED)

the actual management fee was in the 3rd quintile and that actual total expenses were in the 2nd quintile.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period and lower than the benchmark index for the since-inception period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 1st quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile of the expense group and that the actual management fee was in the 3rd quintile.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 4th quintile for the since-inception period. The Board also noted that the
Fund’s performance was below the benchmark index for the 1-year period and was in line with the benchmark index for the since-inception period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 3rd quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile.

Guardian All Cap Core VIP Fund, Guardian Select Mid Cap Core VIP Fund, Guardian Small-Mid Cap Core VIP Fund and Guardian Strategic Large Cap Core VIP Fund

•	Given each Fund’s short operational history, Broadridge did not provide performance information for these Funds. The Board noted that it would have opportunity to consider each Fund’s performance information at future contract review meetings and would receive monthly performance information from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile for each Fund, except Guardian Strategic Large Cap Core VIP Fund. The Board noted that the contractual management fee and actual total expenses were in the 1st quintile for the Guardian Strategic Large Cap Core VIP Fund and the actual management fee was in the 2nd quintile.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

22

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

23

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB11410

Guardian Variable

Products Trust

2022

Semiannual Report

All Data as of June 30, 2022

Guardian Integrated Research VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Integrated Research VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2022. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN INTEGRATED RESEARCH VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $373,431,359

Sector Allocation[1] As of June 30, 2022

Top Ten Holdings

Holding	% of Total Net Assets
Microsoft Corp.	6.64%
Apple, Inc.	4.77%
Alphabet, Inc., Class A	4.44%
Amazon.com, Inc.	3.65%
UnitedHealth Group, Inc.	3.14%
Eli Lilly and Co.	2.38%
Procter & Gamble Co.	2.28%
JPMorgan Chase & Co.	2.03%
Pfizer, Inc.	1.84%
Raytheon Technologies Corp.	1.65%
Total	32.82%

[1]	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
[2]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22-6/30/22	Expense Ratio During Period 1/1/22-6/30/22
Based on Actual Return	$1,000.00	$ 781.80	$3.71	0.84%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,020.63	$4.21	0.84%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

June 30, 2022 (unaudited)	Shares	Value
Common Stocks – 99.2%

Aerospace & Defense – 1.6%

Raytheon Technologies Corp.	64,071	$6,157,864

		6,157,864

Automobiles – 1.6%

Ford Motor Co.	225,315	2,507,756

Tesla, Inc.(1)	5,009	3,373,161

		5,880,917

Banks – 3.7%

Bank of America Corp.	195,469	6,084,950

JPMorgan Chase & Co.	67,486	7,599,598

		13,684,548

Beverages – 3.0%

Constellation Brands, Inc., Class A	25,580	5,961,675

Monster Beverage Corp.(1)	55,886	5,180,632

		11,142,307

Biotechnology – 3.4%

Regeneron Pharmaceuticals, Inc.(1)	7,479	4,421,061

Seagen, Inc.(1)	19,864	3,514,736

Vertex Pharmaceuticals, Inc.(1)	16,755	4,721,392

		12,657,189

Building Products – 1.8%

Fortune Brands Home & Security, Inc.	49,986	2,993,162

Johnson Controls International PLC	75,417	3,610,966

		6,604,128

Capital Markets – 2.4%

Charles Schwab Corp.	51,991	3,284,791

Morgan Stanley	76,126	5,790,144

		9,074,935

Chemicals – 2.2%

PPG Industries, Inc.	34,060	3,894,420

Sherwin-Williams Co.	19,256	4,311,611

		8,206,031

Communications Equipment – 0.8%

F5, Inc.(1)	19,154	2,931,328

		2,931,328

Consumer Finance – 1.6%

American Express Co.	43,351	6,009,316

		6,009,316

Diversified Telecommunication Services – 1.4%

Verizon Communications, Inc.	101,895	5,171,171

		5,171,171

Electric Utilities – 2.1%

American Electric Power Co., Inc.	30,528	2,928,856

Duke Energy Corp.	44,832	4,806,439

		7,735,295

June 30, 2022 (unaudited)	Shares	Value

Electrical Equipment – 1.0%

AMETEK, Inc.	34,024	$3,738,897

		3,738,897

Electronic Equipment, Instruments & Components – 1.6%

CDW Corp.	22,867	3,602,924

Corning, Inc.	80,435	2,534,507

		6,137,431
Entertainment – 1.2%

Walt Disney Co.(1)	48,113	4,541,867

		4,541,867
Equity Real Estate Investment Trusts (REITs) – 1.9%

AvalonBay Communities, Inc.	15,982	3,104,504

Prologis, Inc.	32,422	3,814,448

		6,918,952
Health Care Equipment & Supplies – 3.9%

Abbott Laboratories	33,932	3,686,712

Baxter International, Inc.	56,938	3,657,128

Becton Dickinson and Co.	15,935	3,928,455

Hologic, Inc.(1)	47,921	3,320,925

		14,593,220
Health Care Providers & Services – 3.1%

UnitedHealth Group, Inc.	22,805	11,713,332

		11,713,332
Hotels, Restaurants & Leisure – 2.9%

Airbnb, Inc., Class A(1)	24,368	2,170,701

Booking Holdings, Inc.(1)	1,913	3,345,818

McDonald’s Corp.	21,053	5,197,565

		10,714,084
Household Products – 3.6%

Colgate-Palmolive Co.	60,579	4,854,801

Procter & Gamble Co.	59,281	8,524,015

		13,378,816
Insurance – 2.5%

Chubb Ltd.	24,080	4,733,646

Progressive Corp.	39,072	4,542,902

		9,276,548
Interactive Media & Services – 6.7%

Alphabet, Inc., Class A(1)	7,617	16,599,423

Alphabet, Inc., Class C(1)	2,264	4,952,387

Meta Platforms, Inc., Class A(1)	22,597	3,643,766

		25,195,576
Internet & Direct Marketing Retail – 3.6%

Amazon.com, Inc.(1)	128,260	13,622,495

		13,622,495
IT Services – 4.1%

Fidelity National Information Services, Inc.	35,265	3,232,743

Global Payments, Inc.	23,746	2,627,258

GoDaddy, Inc., Class A(1)	45,306	3,151,485

Mastercard, Inc., Class A	19,413	6,124,413

		15,135,899

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

June 30, 2022 (unaudited)	Shares	Value
Life Sciences Tools & Services – 2.9%

Danaher Corp.	19,096	$4,841,218

Thermo Fisher Scientific, Inc.	10,963	5,955,979

		10,797,197
Machinery – 3.0%

Deere & Co.	14,233	4,262,356

Illinois Tool Works, Inc.	19,685	3,587,591

Nordson Corp.	15,874	3,213,533

		11,063,480
Oil, Gas & Consumable Fuels – 2.9%

EOG Resources, Inc.	47,763	5,274,946

Pioneer Natural Resources Co.	25,628	5,717,094

		10,992,040
Pharmaceuticals – 4.2%

Eli Lilly and Co.	27,384	8,878,714

Pfizer, Inc.	130,828	6,859,312

		15,738,026
Professional Services – 0.8%

Leidos Holdings, Inc.	29,735	2,994,612

		2,994,612
Semiconductors & Semiconductor Equipment – 6.1%

Advanced Micro Devices, Inc.(1)	45,462	3,476,479

KLA Corp.	13,805	4,404,899

Marvell Technology, Inc.	71,605	3,116,966

NVIDIA Corp.	12,961	1,964,758

QUALCOMM, Inc.	34,197	4,368,325

Texas Instruments, Inc.	36,384	5,590,402

		22,921,829
Software – 9.4%

Microsoft Corp.	96,610	24,812,346

Palo Alto Networks, Inc.(1)	6,642	3,280,750

Salesforce, Inc.(1)	28,020	4,624,421

Workday, Inc., Class A(1)	17,009	2,374,116

		35,091,633
Specialty Retail – 1.5%

TJX Cos., Inc.	100,310	5,602,314

		5,602,314

June 30, 2022 (unaudited)	Shares	Value
Technology Hardware, Storage & Peripherals – 5.6%

Apple, Inc.	130,205	$17,801,627

NetApp, Inc.	48,703	3,177,384

		20,979,011
Textiles, Apparel & Luxury Goods – 1.1%

NIKE, Inc., Class B	40,201	4,108,542

		4,108,542

Total Common Stocks (Cost $428,730,924)		370,510,830

	Principal Amount	Value
Short–Term Investments – 0.9%

Repurchase Agreements – 0.9%

Fixed Income Clearing Corp., 0.24%, dated 6/30/2022, proceeds at maturity value of $3,209,096, due 7/1/2022(2)	$3,209,075	3,209,075

Total Repurchase Agreements (Cost $3,209,075)		3,209,075

Total Investments – 100.1% (Cost $431,939,999)	373,719,905

Liabilities in excess of other assets – (0.1)%	(288,546)

Total Net Assets – 100.0%	$373,431,359

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	3.00%	6/30/2024	$3,276,900	$3,273,315

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$370,510,830	$—	$—	$370,510,830
Repurchase Agreements	—	3,209,075	—	3,209,075
Total	$370,510,830	$3,209,075	$—	$373,719,905

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTEGRATED RESEARCH VIP FUND

Statement of Assets and Liabilities As of June 30, 2022 (unaudited)
Assets

Investments, at value	$373,719,905

Dividends/interest receivable	172,118

Prepaid expenses	4,235

Total Assets	373,896,258

Liabilities

Investment advisory fees payable	161,485

Payable for fund shares redeemed	160,029

Distribution fees payable	79,617

Accrued audit fees	13,473

Accrued custodian and accounting fees	11,098

Accrued trustees’ and officers’ fees	487

Accrued expenses and other liabilities	38,710

Total Liabilities	464,899

Total Net Assets	$373,431,359

Net Assets Consist of:

Paid-in capital	$426,515,168

Distributable loss	(53,083,809)

Total Net Assets	$373,431,359

Investments, at Cost	$431,939,999

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	21,846,968

Net Asset Value Per Share	$17.09

Statement of Operations For the Six Months Ended June 30, 2022 (unaudited)
Investment Income

Dividends	$2,280,507

Interest	850

Total Investment Income	2,281,357

Expenses

Investment advisory fees	750,775

Distribution fees	398,956

Professional fees	35,736

Trustees’ and officers’ fees	35,120

Administrative fees	23,922

Custodian and accounting fees	21,236

Shareholder reports	6,655

Transfer agent fees	6,259

Other expenses	8,020

Total Expenses	1,286,679

Expenses recouped by adviser	53,813

Total Expenses	1,340,492

Net Investment Income/(Loss)	940,865

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments

Net realized gain/(loss) from investments	(7,751,619)

Net change in unrealized appreciation/(depreciation) on investments	(72,545,827)

Net Loss on Investments	(80,297,446)

Net Decrease in Net Assets Resulting From Operations	$(79,356,581)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN INTEGRATED RESEARCH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/22	For the Year Ended 12/31/21

Operations

Net investment income/(loss)	$940,865	$373,104

Net realized gain/(loss) from investments	(7,751,619)	6,730,936

Net change in unrealized appreciation/(depreciation) on investments	(72,545,827)	11,323,403

Net Increase/(Decrease) in Net Assets Resulting from Operations	(79,356,581)	18,427,443

Capital Share Transactions

Proceeds from sales of shares	162,128,233	311,389,583 [1]

Cost of shares redeemed	(30,558,177)	(21,031,475)

Net Increase in Net Assets Resulting from Capital Share Transactions	131,570,056	290,358,108

Net Increase in Net Assets	52,213,475	308,785,551

Net Assets

Beginning of period	321,217,884	12,432,333

End of period	$373,431,359	$321,217,884

Other Information:

Shares

Sold	8,723,241	14,956,345

Redeemed	(1,572,930)	(988,577)

Net Increase	7,150,311	13,967,768

[1]	Includes in-kind subscriptions of $306,866,493. The cost basis of the contributed securities is equal to the market value of the securities on the date of the subscription.

6	The accompanying notes are an integral part of these financial statements.

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7

FINANCIAL INFORMATION — GUARDIAN INTEGRATED RESEARCH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/22	$21.86	$0.06		$(4.83)	$(4.77)	$17.09	(21.82)%	(4)

Year Ended 12/31/21	17.06	0.11		4.69	4.80	21.86	28.14%

Year Ended 12/31/20	14.31	0.20	(6)	2.55	2.75	17.06	19.22%

Year Ended 12/31/19	11.26	0.14		2.91	3.05	14.31	27.09%

Year Ended 12/31/18	12.28	0.12		(1.14)	(1.02)	11.26	(8.31)%

Year Ended 12/31/17	10.24	0.09		1.95	2.04	12.28	19.92%

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTEGRATED RESEARCH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate

$373,431	0.84%	(4)	0.84%	(4)	0.59%	(4)	0.59%	(4)	13%	(4)

321,218	0.86%		0.91%		0.53%		0.48%		274%	(5)

12,432	0.96%		2.08%		1.36%	(6)	0.24%	(6)	61%

11,852	0.96%		2.30%		1.08%		(0.26)%		117%

9,814	0.96%		2.39%		0.93%		(0.50)%		58%

12,171	0.96%		1.91%		0.84%		(0.11)%		80%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers, expense limitations, and recoupments, if any.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

(5)	The Fund’s portfolio turnover rate during the year reflects higher purchase and sale activities due to a significant inflow of assets into the fund.

(6)

Reflects a special dividend paid out during the year by one of the Fund’s holdings. Had the Fund not received the special dividend, the Net Investment Income per share would have been $0.11, the Net Ratio of Net Investment Income to Average Net Assets would have been 0.76%, and the Gross Ratio of Net Investment Income/(Loss) to Average Net Assets would have been (0.36)%.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

June 30, 2022 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Integrated Research VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2022, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2022 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2022, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2022, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.50% up to $200 million, 0.43% up to $300 million, and 0.40% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2024 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.84% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. For the six months ended June 30, 2022, Park Avenue did not waive any fees or pay any Fund expenses.

Park Avenue may be entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation after October 25, 2021 will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2022, Park Avenue recouped previously waived or reimbursed expenses in the amount of

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

$53,813. The amount available for potential future recoupment by Park Avenue from the Fund under the Expense Limitation Agreement and the expiration schedule at June 30, 2022 are as follows:

	Potential Recoupment Amounts	Expiration Date
	$73,214	2022
	$125,043	2023
	$35,993	2024

Total Potential Recoupment Amounts	$234,250

Park Avenue has entered into a Sub-Advisory Agreement with Wellington Management Company LLP (“Wellington”). Wellington is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2022, the Fund paid distribution fees in the amount of $398,956 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $171,698,595 and $41,635,139, respectively, for the six months ended June 30, 2022. During the six months ended June 30, 2022, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 6, 2023. The Fund did not utilize the credit facility during the six months ended June 30, 2022.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

14

SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually, taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified, no less than monthly, into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets that must be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 23-24, 2022, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented since its inception.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Recent Rulemaking

Rule 2a-5 and Rule 31a-4

In December 2020, the Securities and Exchange

Commission (“SEC”) adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act and defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a fund must fair value a security. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 is September 8, 2022.

Rule 18f-4

In October 2020, the SEC adopted Rule 18f-4 under the 1940 Act related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies. Rule 18f-4 supersedes the framework currently used by funds to comply with Section 18 of the 1940 Act and requires funds whose use of derivatives is more than a limited specified exposure to establish a derivatives risk management program and appoint a derivatives risk manager. The compliance date for Rule 18f-4 is August 19, 2022.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 23-24, 2022 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund (formerly, Guardian International Value VIP Fund); Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid Cap Core VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (“Investment Management Agreement”), is in the best interests of the Funds and their shareholders; and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as subadvisers to certain of the Funds (the “Sub-advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund; (ii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund; (iii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iv) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (v) Wellington Management Company LLP with respect to Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vii) Janus Henderson Investors US LLC (formerly, Janus Capital Management LLC) with respect to Guardian Mid Cap Traditional Growth VIP Fund; (viii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (ix) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (x) FIAM LLC with respect to Guardian Select Mid Cap Core VIP Fund; and (xi) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting (each, a “Subadviser” and collectively, the “Subadvisers”) for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Subadviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Subadvisers.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Subadviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Subadvisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Subadvisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Subadviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Subadvisers to the COVID-19 pandemic, including the implementation of remote work arrangements. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Subadvisers, monitoring the Subadvisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Subadvisers with respect to the services that the Subadvisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend subadvisers, and the Manager’s ability to monitor and oversee subadvisers and recommend replacement subadvisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Subadvisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Subadvisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Subadvisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Subadvisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio

18

SUPPLEMENTAL INFORMATION (UNAUDITED)

managers for the Sub-advised Funds and the capabilities and resources of the Subadvisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Subadviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year, five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Subadvisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Subadviser was generally satisfactory, or, that any steps being taken by the Manager and Subadvisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Subadvisers, but noted that the Manager had negotiated the fees with the Subadvisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Subadvisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. The Trustees also considered that the Manager proposed (and the Board approved) changes to the expense limitation for three Funds, in each case bringing total expenses closer to the median for the peer group. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Subadvisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for eleven of sixteen Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Subadvisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Subadvisers and their affiliates are consistent with those expected for a subadviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, the 4th quintile for its performance universe for the 3-year period and the 5th quintile for its performance universes for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 3rd quintile for the 3-year period and in the 4th quintile for 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period, in the 1st quintile of its performance universe for the 3-year period and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 3rd quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 3rd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 2nd quintile.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 4th quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board also noted that the
Fund’s performance was below the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 4th quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would decrease the Fund’s expense limitation from 1.10% to 1.09% reflecting movement closer to the median of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, in the 1st quintile for the 3-year period and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 1st quintile for the 3-year period. The Board also noted that the Fund’s performance was above the benchmark index for the 3-year and 5- year periods. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian International Equity VIP Fund (formerly, Guardian International Value VIP Fund)

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the contractual management fee and actual total expenses were in the 3rd quintile of the expense group and that the actual management fee was in the 2nd quintile.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 5th quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 2nd quintile.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period and lower than the benchmark index for the since-inception period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 1st quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile of the expense group and that the actual management fee was in the 3rd quintile.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.
•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 4th quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year period and was in line with the benchmark index for the since-inception period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 3rd quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile.

Guardian All Cap Core VIP Fund, Guardian Select Mid Cap Core VIP Fund, Guardian Small-Mid Cap Core VIP Fund and Guardian Strategic Large Cap Core VIP Fund

•	Given each Fund’s short operational history, Broadridge did not provide performance information for these Funds. The Board noted that it would have opportunity to consider each Fund’s performance information at future contract review meetings and would receive monthly performance information from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile for each Fund, except Guardian Strategic Large Cap Core VIP Fund. The Board noted that the contractual management fee and actual total expenses were in the 1st quintile for the Guardian Strategic Large Cap Core VIP Fund and the actual management fee was in the 2nd quintile.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

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This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8170

Guardian Variable

Products Trust

2022

Semiannual Report

All Data as of June 30, 2022

Guardian International Equity VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian International Equity VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2022. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN INTERNATIONAL EQUITY VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $324,380,709

Geographic Region Allocation[1] As of June 30, 2022

Sector Allocation[2] As of June 30, 2022

1

GUARDIAN INTERNATIONAL EQUITY VIP FUND

Top Ten Holdings[1] As of June 30, 2022

Holding	Country	% of Total Net Assets
Shell PLC	United Kingdom	3.23%
Nestle SA (Reg S)	Switzerland	3.04%
AstraZeneca PLC	United Kingdom	2.93%
Roche Holding AG	Switzerland	2.46%
AIA Group Ltd.	Hong Kong	2.21%
GSK PLC	United Kingdom	2.17%
Reckitt Benckiser Group PLC	United Kingdom	2.12%
HSBC Holdings PLC	United Kingdom	1.96%
Sony Group Corp.	Japan	1.96%
Iberdrola SA	Spain	1.93%
Total		24.01%

[1]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Cash includes short-term investments and net other assets and liabilities.
[2]	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.

2

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22-6/30/22	Expense Ratio During Period 1/1/22-6/30/22
Based on Actual Return	$1,000.00	$ 780.10	$4.77	1.08%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,019.44	$5.41	1.08%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

June 30, 2022 (unaudited)	Shares	Value
Common Stocks – 99.4%

Australia – 1.9%

Macquarie Group Ltd.	29,833	$3,390,627

Rio Tinto Ltd.	37,986	2,721,211

		6,111,838

Austria – 0.8%

Erste Group Bank AG	98,745	2,508,261

		2,508,261

Belgium – 1.8%

UCB SA	44,449	3,764,633

Umicore SA	59,291	2,072,512

		5,837,145

Brazil – 0.4%

B3 SA — Brasil Bolsa Balcao	564,721	1,182,651

		1,182,651

Canada – 2.4%

Canadian National Railway Co.	32,402	3,644,721

Toronto-Dominion Bank	63,567	4,168,498

		7,813,219

Cayman Islands – 1.5%

Alibaba Group Holding Ltd.(1)	197,300	2,814,428

Tencent Holdings Ltd.	43,900	1,993,652

		4,808,080

Denmark – 1.1%

Vestas Wind Systems A/S	175,430	3,717,632

		3,717,632

France – 6.0%

Amundi SA(2)	27,683	1,532,419

Carrefour SA	147,649	2,619,741

EssilorLuxottica SA	21,469	3,247,357

Legrand SA	28,072	2,089,244

Sanofi	50,951	5,152,455

Schneider Electric SE	40,394	4,785,404

		19,426,620

Germany – 8.7%

Bayer AG (Reg S)	47,275	2,808,774

Bayerische Motoren Werke AG	62,220	4,790,137

Daimler Truck Holding AG(1)	72,614	1,895,144

Infineon Technologies AG	129,508	3,133,479

Knorr-Bremse AG	30,762	1,755,053

Merck KGaA	11,648	1,965,936

SAP SE	60,671	5,527,290

Siemens AG (Reg S)	47,493	4,833,724

Zalando SE(1)(2)	54,071	1,414,216

		28,123,753

Hong Kong – 4.7%

AIA Group Ltd.	652,400	7,166,060

BOC Hong Kong Holdings Ltd.	1,018,500	4,031,186

Hong Kong Exchanges & Clearing Ltd.	46,800	2,336,170

Techtronic Industries Co. Ltd.	152,000	1,589,091

		15,122,507

June 30, 2022 (unaudited)	Shares	Value

India – 0.8%

HDFC Bank Ltd., ADR	47,493	$2,610,215

		2,610,215

Indonesia – 0.6%

Bank Central Asia Tbk PT	4,174,300	2,034,036

		2,034,036

Israel – 0.7%

Nice Ltd., ADR(1)	11,615	2,235,307

		2,235,307

Italy – 1.9%

FinecoBank Banca Fineco SpA	203,157	2,449,004

Intesa Sanpaolo SpA	1,930,120	3,628,994

		6,077,998

Japan – 17.8%

Bridgestone Corp.	130,800	4,775,113

Daikin Industries Ltd.	20,800	3,338,311

Disco Corp.	10,800	2,544,125

KDDI Corp.	77,600	2,453,837

Keyence Corp.	5,700	1,950,709

Kubota Corp.	140,800	2,105,855

MISUMI Group, Inc.	92,600	1,954,337

Mitsubishi UFJ Financial Group, Inc.	1,143,300	6,117,220

Murata Manufacturing Co. Ltd.	46,600	2,523,879

Nabtesco Corp.	99,200	2,320,134

Recruit Holdings Co. Ltd.	85,900	2,533,138

Sekisui Chemical Co. Ltd.	175,500	2,404,117

SMC Corp.	8,600	3,837,632

Sony Group Corp.	77,900	6,366,285

Terumo Corp.	106,800	3,220,566

Tokio Marine Holdings, Inc.	71,800	4,184,113

Toyota Motor Corp.	326,800	5,032,949

		57,662,320

Netherlands – 3.8%

Aalberts NV	57,455	2,259,059

Adyen NV(1)(2)	1,299	1,909,551

Akzo Nobel NV	39,505	2,610,043

ASML Holding NV	11,616	5,606,206

		12,384,859

Norway – 2.6%

DNB Bank ASA	148,800	2,677,983

Equinor ASA	165,741	5,765,372

		8,443,355

Republic of Korea – 1.4%

Samsung Electronics Co. Ltd.	41,472	1,816,667

Samsung SDI Co. Ltd.	7,047	2,892,014

		4,708,681

Spain – 2.6%

Banco Bilbao Vizcaya Argentaria SA	490,720	2,227,220

Iberdrola SA	602,545	6,252,493

		8,479,713

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

June 30, 2022 (unaudited)	Shares	Value

Sweden – 1.7%

Nibe Industrier AB, Class B	26,564	$199,696

Sandvik AB	138,223	2,243,937

Svenska Handelsbanken AB, Class A	381,601	3,263,949

		5,707,582

Switzerland – 8.4%

Alcon, Inc.	31,592	2,206,837

Chocoladefabriken Lindt & Spruengli AG	163	1,657,893

Cie Financiere Richemont SA (Reg S)	17,355	1,848,239

Lonza Group AG (Reg S)	4,443	2,369,114

Nestle SA (Reg S)	84,060	9,862,018

Roche Holding AG	23,903	7,979,482

Sika AG (Reg S)	6,547	1,510,362

		27,433,945

Taiwan – 1.0%

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	40,338	3,297,632

		3,297,632

United Kingdom – 24.7%

Antofagasta PLC	140,564	1,976,553

AstraZeneca PLC	72,390	9,489,010

Bunzl PLC	68,369	2,264,094

Burberry Group PLC	156,387	3,128,541

Diageo PLC	81,377	3,510,752

GSK PLC	328,001	7,052,812

HSBC Holdings PLC	975,950	6,366,939

Kingfisher PLC	899,505	2,675,251

National Grid PLC	369,676	4,737,498

Prudential PLC	191,667	2,384,143

Reckitt Benckiser Group PLC	91,593	6,879,645

RELX PLC	141,407	3,818,550

Shell PLC	403,955	10,475,188

Smith & Nephew PLC	219,215	3,064,871

Tesco PLC	1,165,289	3,624,455

Unilever PLC	79,693	3,627,160

Vodafone Group PLC	2,258,879	3,484,644

Whitbread PLC	54,294	1,640,270

		80,200,376

United States – 2.1%

Booking Holdings, Inc.(1)	2,014	3,522,466

Lululemon Athletica, Inc.(1)	8,400	2,289,924

MercadoLibre, Inc.(1)	1,411	898,623

		6,711,013

Total Common Stocks (Cost $394,193,205)		322,638,738

June 30, 2022 (unaudited)	Principal Amount	Value
Short–Term Investments – 0.2%

Repurchase Agreements – 0.2%

Fixed Income Clearing Corp., 0.24%, dated 6/30/2022, proceeds at maturity value of $532,154, due 7/1/2022(3)	$532,150	$532,150

Total Repurchase Agreements (Cost $532,150)		532,150

Total Investments – 99.6% (Cost $394,725,355)		323,170,888

Assets in excess of other liabilities – 0.4%		1,209,821

Total Net Assets – 100.0%		$324,380,709

(1)	Non–income–producing security.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2022, the aggregate market value of these securities amounted to $4,856,186, representing 1.5% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	3.00%	6/30/2024	$543,400	$542,806

Legend:

ADR — American Depositary Receipt

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Australia	$—	$6,111,838	*	$—	$6,111,838
Austria	—	2,508,261	*	—	2,508,261
Belgium	—	5,837,145	*	—	5,837,145
Brazil	1,182,651	—		—	1,182,651
Canada	7,813,219	—		—	7,813,219
Cayman Islands	—	4,808,080	*	—	4,808,080
Denmark	—	3,717,632	*	—	3,717,632
France	—	19,426,620	*	—	19,426,620
Germany	—	28,123,753	*	—	28,123,753
Hong Kong	—	15,122,507	*	—	15,122,507
India	2,610,215	—		—	2,610,215
Indonesia	—	2,034,036	*	—	2,034,036
Israel	2,235,307	—		—	2,235,307
Italy	—	6,077,998	*	—	6,077,998
Japan	—	57,662,320	*	—	57,662,320
Netherlands	—	12,384,859	*	—	12,384,859
Norway	—	8,443,355	*	—	8,443,355
Republic of Korea	—	4,708,681	*	—	4,708,681
Spain	—	8,479,713	*	—	8,479,713
Sweden	—	5,707,582	*	—	5,707,582
Switzerland	—	27,433,945	*	—	27,433,945
Taiwan	3,297,632	—		—	3,297,632
United Kingdom	—	80,200,376	*	—	80,200,376
United States	6,711,013	—		—	6,711,013
Repurchase Agreements	—	532,150		—	532,150
Total	$23,850,037	$299,320,851		$—	$323,170,888

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL EQUITY VIP FUND

Statement of Assets and Liabilities As of June 30, 2022 (unaudited)
Assets

Investments, at value	$323,170,888

Foreign currency, at value	326,086

Dividends/interest receivable	768,175

Foreign tax reclaims receivable	619,663

Reimbursement receivable from adviser	12,702

Prepaid expenses	2,675

Total Assets	324,900,189

Liabilities

Investment advisory fees payable	213,334

Payable for fund shares redeemed	127,664

Distribution fees payable	69,741

Accrued custodian and accounting fees	28,612

Accrued administrative fees	26,214

Accrued audit fees	14,476

Accrued trustees’ and officers’ fees	3,153

Accrued expenses and other liabilities	36,286

Total Liabilities	519,480

Total Net Assets	$324,380,709

Net Assets Consist of:

Paid-in capital	$376,321,154

Distributable loss	(51,940,445)

Total Net Assets	$324,380,709

Investments, at Cost	$394,725,355

Foreign Currency, at Cost	$325,703

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	29,990,293

Net Asset Value Per Share	$10.82

Statement of Operations For the Six Months Ended June 30, 2022 (unaudited)
Investment Income

Dividends	$6,270,090

Interest	522

Withholding taxes on foreign dividends	(625,753)

Total Investment Income	5,644,859

Expenses

Investment advisory fees	1,385,828

Distribution fees	453,678

Custodian and accounting fees	47,041

Trustees’ and officers’ fees	43,402

Professional fees	40,692

Administrative fees	29,593

Shareholder reports	7,437

Transfer agent fees	6,988

Other expenses	11,729

Total Expenses	2,026,388

Less: Fees waived	(66,500)

Total Expenses, Net	1,959,888

Net Investment Income/(Loss)	3,684,971

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments, Foreign Currency Transactions and Foreign Capital Gains Tax

Net realized gain/(loss) from investments	4,059,032

Net realized gain/(loss) from foreign currency transactions	(73,757)

Foreign capital gains taxes paid	(1,520)

Net change in unrealized appreciation/(depreciation) on investments	(97,494,731)

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(40,576)

Net Loss on Investments, Foreign Currency Transactions and Foreign Capital Gains Tax	(93,551,552)

Net Decrease in Net Assets Resulting From Operations	$(89,866,581)

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL EQUITY VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/22	For the Year Ended 12/31/21

Operations

Net investment income/(loss)	$3,684,971	$5,838,760

Net realized gain/(loss) from investments, foreign currency transactions and foreign capital gains tax	3,983,755	14,756,705

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(97,535,307)	(13,380,699)

Net Increase/(Decrease) in Net Assets Resulting from Operations	(89,866,581)	7,214,766

Capital Share Transactions

Proceeds from sales of shares	25,576,453	213,112,048

Cost of shares redeemed	(23,236,221)	(42,652,890)

Net Increase in Net Assets Resulting from Capital Share Transactions	2,340,232	170,459,158

Net Increase/(Decrease) in Net Assets	(87,526,349)	177,673,924

Net Assets

Beginning of period	411,907,058	234,233,134

End of period	$324,380,709	$411,907,058

Other Information:

Shares

Sold	2,173,786	14,988,813

Redeemed	(1,876,706)	(3,097,898)

Net Increase	297,080	11,890,915

8	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

9

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL EQUITY VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Month Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/22	$13.87	$0.12		$(3.17)	$(3.05)	$10.82	(21.99	)%(4)

Year Ended 12/31/21	13.16	0.30	(5)	0.41	0.71	13.87	5.40%

Year Ended 12/31/20	12.15	0.12		0.89	1.01	13.16	8.31%

Year Ended 12/31/19	10.01	0.22		1.92	2.14	12.15	21.38%

Year Ended 12/31/18	11.80	0.20		(1.99)	(1.79)	10.01	(15.17)%

Year Ended 12/31/17	9.63	0.15		2.02	2.17	11.80	22.53%

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL EQUITY VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$324,381	1.08%	(4)	1.12%	(4)	2.03%	(4)	1.99%	(4)	112%	(4)

411,907	1.06%		1.13%		2.20%	(5)	2.13%	(5)	40%

234,233	1.00%		1.18%		1.03%		0.85%		38%

220,989	0.94%		1.20%		1.99%		1.73%		32%

208,182	0.94%		1.23%		1.79%		1.50%		74%

11,133	1.11%		2.39%		1.40%		0.12%		61%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

(5)

Reflects a special dividend paid out during the year by one of the Fund’s holdings. Had the Fund not received the special dividend, the Net Investment Income per share would have been $0.19, the Net Ratio of Net Investment Income to Average Net Assets would have been 1.37%, and the Gross Ratio of Net Investment Income to Average Net Assets would have been 1.30%.

The accompanying notes are an integral part of these financial statements.	11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

June 30, 2022 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian International Equity VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the period ended June 30, 2022, the Fund had one security classified as Level 3.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2022 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing

sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2022, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2022, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

e. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.80% of the first $100 million, and 0.75% in excess of $100 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2023 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.08% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2022, Park Avenue waived fees and/or paid Fund expenses in the amount of $66,500.

Park Avenue has entered into a Sub-Advisory Agreement with Schroder Investment Management North America, Inc. (“Schroder Inc.”). Schroder Inc. is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund. Schroder Inc. also entered into a Sub-subadvisory Agreement with its affiliate, Schroder Investment Management North America Limited (“Schroder Limited”). The sub-subadvisory fees under the Sub-subadvisory Agreement are paid by Schroder Inc. to Schroder Limited and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2022, the Fund paid distribution fees in the amount of $453,678 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $411,856,177 and $405,091,741, respectively, for the six months ended June 30, 2022. During the six months ended June 30, 2022, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL EQUITY VIP FUND

right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2022, the Fund did not hold any restricted, other than 144A restricted securities, or illiquid securities.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 6, 2023. The Fund did not utilize the credit facility during the six months ended June 30, 2022.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually, taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified, no less than monthly, into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets that must be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 23-24, 2022, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented since its inception.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Recent Rulemaking

Rule 2a-5 and Rule 31a-4

In December 2020, the Securities and Exchange Commission (“SEC”) adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act and defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a fund must fair value a security. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 is September 8, 2022.

Rule 18f-4

In October 2020, the SEC adopted Rule 18f-4 under the 1940 Act related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies. Rule 18f-4 supersedes the framework currently used by funds to comply with Section 18 of the 1940 Act and requires funds whose use of derivatives is more than a limited specified exposure to establish a derivatives risk management program and appoint a derivatives risk manager. The compliance date for Rule 18f-4 is August 19, 2022.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Management Agreement

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 23-24, 2022 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund (formerly, Guardian International Value VIP Fund); Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid Cap Core VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (“Investment Management Agreement”), is in the best interests of the Funds and their shareholders; and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as subadvisers to certain of the Funds (the “Sub-advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund; (ii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund; (iii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iv) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (v) Wellington Management Company LLP with respect to Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vii) Janus Henderson Investors US LLC (formerly, Janus Capital Management LLC) with respect to Guardian Mid Cap Traditional Growth VIP Fund; (viii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (ix) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (x) FIAM LLC with respect to Guardian Select Mid Cap Core VIP Fund; and (xi) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting (each, a “Subadviser” and collectively, the “Subadvisers”) for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Subadviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Subadvisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and

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SUPPLEMENTAL INFORMATION (UNAUDITED)

evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Subadviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Subadvisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Subadvisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Subadviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Subadvisers to the COVID-19 pandemic, including the implementation of remote work arrangements. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Subadvisers, monitoring the Subadvisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Subadvisers with respect to the services that the Subadvisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend subadvisers, and the Manager’s ability to monitor and oversee subadvisers and recommend replacement subadvisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Subadvisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Subadvisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Subadvisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Subadvisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Subadvisers.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Subadviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year, five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Subadvisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Subadviser was generally satisfactory, or, that any steps being taken by the Manager and Subadvisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Subadvisers, but noted that the Manager had negotiated the fees with the

Subadvisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Subadvisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. The Trustees also considered that the Manager proposed (and the Board approved) changes to the expense limitation for three Funds, in each case bringing total expenses closer to the median for the peer group. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Subadvisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this

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SUPPLEMENTAL INFORMATION (UNAUDITED)

regard, the Board noted that for eleven of sixteen Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Subadvisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Subadvisers and their affiliates are consistent with those expected for a subadviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, the 4th quintile for its performance universe for the 3-year period and the 5th quintile for its performance universes for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 3rd quintile for the 3-year period and in the 4th quintile for 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period, in the 1st quintile of its performance universe for the 3-year period and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 3rd quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 3rd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 2nd quintile.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 4th quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 4th quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would decrease the Fund’s expense limitation from 1.10% to 1.09% reflecting movement closer to the median of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, in the 1st quintile for the 3-year period and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 1st quintile for the 3-year period. The Board also noted that the Fund’s performance was above the benchmark index for the 3-year and 5- year periods. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian International Equity VIP Fund (formerly, Guardian International Value VIP Fund)

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 3rd quintile of the expense group and that the actual management fee was in the 2nd quintile.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 5th quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 2nd quintile.

23

SUPPLEMENTAL INFORMATION (UNAUDITED)

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period and lower than the benchmark index for the since-inception period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 1st quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile of the expense group and that the actual management fee was in the 3rd quintile.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 4th quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year period and was in line with the benchmark index for the since-inception period.
•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 3rd quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile.

Guardian All Cap Core VIP Fund, Guardian Select Mid Cap Core VIP Fund, Guardian Small-Mid Cap Core VIP Fund and Guardian Strategic Large Cap Core VIP Fund

•	Given each Fund’s short operational history, Broadridge did not provide performance information for these Funds. The Board noted that it would have opportunity to consider each Fund’s performance information at future contract review meetings and would receive monthly performance information from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile for each Fund, except Guardian Strategic Large Cap Core VIP Fund. The Board noted that the contractual management fee and actual total expenses were in the 1st quintile for the Guardian Strategic Large Cap Core VIP Fund and the actual management fee was in the 2nd quintile.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

24

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

25

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8172

Guardian Variable

Products Trust

2022

Semiannual Report

All Data as of June 30, 2022

Guardian International Growth VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian International Growth VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2022. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN INTERNATIONAL GROWTH VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $117,450,794

Geographic Region Allocation[1] As of June 30, 2022

Sector Allocation[2] As of June 30, 2022

1

GUARDIAN INTERNATIONAL GROWTH VIP FUND

Top Ten Holdings[1] As of June 30, 2022

Holding	Country	% of Total Net Assets
Nestle SA (Reg S)	Switzerland	5.47%
Roche Holding AG	Switzerland	4.60%
ASML Holding NV	Netherlands	4.32%
Novo Nordisk A/S, Class B	Denmark	4.18%
LVMH Moet Hennessy Louis Vuitton SE	France	3.85%
AIA Group Ltd.	Hong Kong	3.64%
Diageo PLC	United Kingdom	3.04%
Sony Group Corp.	Japan	2.70%
Hong Kong Exchanges & Clearing Ltd.	Hong Kong	2.69%
L’Oreal SA	France	2.66%
Total		37.15%

[1]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Cash includes short-term investments and net other assets and liabilities.
[2]	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.

2

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22-6/30/22	Expense Ratio During Period 1/1/22-6/30/22
Based on Actual Return	$1,000.00	$ 690.80	$4.95	1.18%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,018.94	$5.91	1.18%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

June 30, 2022 (unaudited)	Shares	Value
Common Stocks – 97.8%

Australia – 1.7%

IDP Education Ltd.	45,500	$746,955

Woodside Energy Group Ltd.	55,347	1,212,046

		1,959,001
Cayman Islands – 2.0%

Sea Ltd., ADR(1)	14,815	990,531

Tencent Holdings Ltd.	30,600	1,389,653

		2,380,184
Denmark – 6.8%

Coloplast A/S, Class B	13,738	1,569,093

Genmab A/S(1)	4,541	1,472,970

Novo Nordisk A/S, Class B	44,200	4,905,819

		7,947,882
France – 11.5%

Capgemini SE	11,347	1,962,226

L’Oreal SA	9,026	3,118,550

LVMH Moet Hennessy Louis Vuitton SE	7,334	4,526,055

Safran SA	13,902	1,390,718

Schneider Electric SE	21,615	2,560,690

		13,558,239
Germany – 6.0%

adidas AG	10,034	1,774,626

Delivery Hero SE(1)(2)	29,928	1,121,861

Deutsche Boerse AG	8,468	1,416,309

Symrise AG	19,489	2,120,980

Zalando SE(1)(2)	25,145	657,662

		7,091,438
Hong Kong – 6.3%

AIA Group Ltd.	389,200	4,275,031

Hong Kong Exchanges & Clearing Ltd.	63,300	3,159,819

		7,434,850
India – 1.1%

HDFC Bank Ltd., ADR	24,262	1,333,440

		1,333,440
Ireland – 1.7%

Linde PLC	6,972	2,001,565

		2,001,565
Japan – 17.2%

Daikin Industries Ltd.	14,200	2,279,039

Hoya Corp.	25,000	2,137,122

Keyence Corp.	8,000	2,737,837

Kyowa Kirin Co. Ltd.	57,300	1,288,925

Makita Corp.	53,600	1,337,501

Shimano, Inc.	6,300	1,065,698

Shin-Etsu Chemical Co. Ltd.	15,400	1,738,498

SMC Corp.	3,400	1,517,204

Sony Group Corp.	38,800	3,170,884

Sysmex Corp.	20,300	1,223,158

Tokyo Electron Ltd.	5,300	1,719,122

		20,214,988

June 30, 2022 (unaudited)	Shares	Value
Netherlands – 8.7%

Adyen NV(1)(2)	1,093	$1,606,728

Argenx SE(1)	4,855	1,832,360

ASML Holding NV	10,515	5,074,832

Wolters Kluwer NV	17,166	1,669,936

		10,183,856
Republic of Korea – 1.1%

Samsung Electronics Co. Ltd.	29,531	1,293,595

		1,293,595
Singapore – 1.8%

DBS Group Holdings Ltd.	97,700	2,091,210

		2,091,210
Sweden – 2.8%

Assa Abloy AB, Class B	67,504	1,444,582

Atlas Copco AB, Class A	193,012	1,806,107

		3,250,689
Switzerland – 13.2%

Lonza Group AG (Reg S)	4,353	2,321,124

Nestle SA (Reg S)	54,808	6,430,139

Roche Holding AG	16,190	5,404,670

Straumann Holding AG (Reg S)	10,973	1,319,973

		15,475,906
Taiwan – 1.0%

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	13,590	1,110,983

		1,110,983
United Kingdom – 14.1%

Allfunds Group PLC	123,055	949,977

Anglo American PLC	30,410	1,085,786

AstraZeneca PLC	15,857	2,078,564

Diageo PLC	82,767	3,570,719

Ferguson PLC	13,957	1,562,783

Intertek Group PLC	30,345	1,554,954

London Stock Exchange Group PLC	22,478	2,089,536

Oxford Nanopore Technologies PLC(1)	191,043	644,947

RELX PLC	111,228	3,019,284

		16,556,550
United States – 0.8%

MercadoLibre, Inc.(1)	1,556	990,970

		990,970

Total Common Stocks (Cost $110,218,454)		114,875,346
Preferred Stocks – 1.0%

Germany – 1.0%

Sartorius AG, 0.35%	3,309	1,155,855

Total Preferred Stocks (Cost $1,141,761)		1,155,855

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

June 30, 2022 (unaudited)	Principal Amount	Value
Short–Term Investments – 1.3%

Repurchase Agreements – 1.3%

Fixed Income Clearing Corp., 0.24%, dated 6/30/2022, proceeds at maturity value of $1,515,488, due 7/1/2022(3)	$1,515,478	$1,515,478

Total Repurchase Agreements (Cost $1,515,478)		1,515,478

Total Investments – 100.1% (Cost $112,875,693)		117,546,679

Liabilities in excess of other assets – (0.1)%		(95,885)

Total Net Assets – 100.0%		$117,450,794
(1)	Non–income–producing security.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2022, the aggregate market value of these securities amounted to $3,386,251, representing 2.9% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	3.00%	6/30/2024	$1,547,500	$1,545,807

Legend:

ADR — American Depositary Receipt

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Australia	$—	$1,959,001	*	$—	$1,959,001
Cayman Islands	990,531	1,389,653	*	—	2,380,184
Denmark	—	7,947,882	*	—	7,947,882
France	—	13,558,239	*	—	13,558,239
Germany	—	7,091,438	*	—	7,091,438
Hong Kong	—	7,434,850	*	—	7,434,850
India	1,333,440	—		—	1,333,440
Ireland	—	2,001,565	*	—	2,001,565
Japan	—	20,214,988	*	—	20,214,988
Netherlands	—	10,183,856	*	—	10,183,856
Republic of Korea	—	1,293,595	*	—	1,293,595
Singapore	—	2,091,210	*	—	2,091,210
Sweden	—	3,250,689	*	—	3,250,689
Switzerland	—	15,475,906	*	—	15,475,906
Taiwan	1,110,983	—		—	1,110,983
United Kingdom	—	16,556,550	*	—	16,556,550
United States	990,970	—		—	990,970
Preferred Stocks
Germany	—	1,155,855	*	—	1,155,855
Repurchase Agreements	—	1,515,478		—	1,515,478
Total	$4,425,924	$113,120,755		$—	$117,546,679

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Statement of Assets and Liabilities As of June 30, 2022 (unaudited)
Assets

Investments, at value	$117,546,679

Foreign currency, at value	13,195

Receivable for investments sold	634,523

Foreign tax reclaims receivable	418,188

Dividends/interest receivable	32,335

Receivable for fund shares subscribed	24,792

Reimbursement receivable from adviser	3,399

Prepaid expenses	1,052

Total Assets	118,674,163

Liabilities

Payable for investments purchased	1,039,290

Investment advisory fees payable	78,462

Accrued custodian and accounting fees	25,116

Distribution fees payable	24,784

Accrued audit fees	14,476

Payable for fund shares redeemed	12,849

Accrued trustees’ and officers’ fees	1,152

Accrued expenses and other liabilities	27,240

Total Liabilities	1,223,369

Total Net Assets	$117,450,794

Net Assets Consist of:

Paid-in capital	$99,157,616

Distributable earnings	18,293,178

Total Net Assets	$117,450,794

Investments, at Cost	$112,875,693

Foreign Currency, at Cost	$13,065

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	8,852,065

Net Asset Value Per Share	$13.27

Statement of Operations For the Six Months Ended June 30, 2022 (unaudited)
Investment Income

Dividends	$1,369,512

Interest	207

Withholding taxes on foreign dividends	(140,426)

Total Investment Income	1,229,293

Expenses

Investment advisory fees	500,988

Distribution fees	158,731

Custodian and accounting fees	36,405

Professional fees	23,671

Trustees’ and officers’ fees	15,633

Administrative fees	11,461

Transfer agent fees	7,150

Shareholder reports	4,925

Other expenses	3,699

Total Expenses	762,663

Less: Fees waived	(13,453)

Total Expenses, Net	749,210

Net Investment Income/(Loss)	480,083

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	(1,338,999)

Net realized gain/(loss) from foreign currency transactions	3,918

Net change in unrealized appreciation/(depreciation) on investments	(46,955,363)

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(20,261)

Net Loss on Investments and Foreign Currency Transactions	(48,310,705)

Net Decrease in Net Assets Resulting From Operations	$(47,830,622)

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/22	For the Year Ended 12/31/21

Operations

Net investment income/(loss)	$480,083	$(73,457)

Net realized gain/(loss) from investments and foreign currency transactions	(1,335,081)	16,091,838

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(46,975,624)	(389,270)

Net Increase/(Decrease) in Net Assets Resulting from Operations	(47,830,622)	15,629,111

Capital Share Transactions

Proceeds from sales of shares	26,336,060	18,963,179

Cost of shares redeemed	(9,881,380)	(32,763,667)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	16,454,680	(13,800,488)

Net Increase/(Decrease) in Net Assets	(31,375,942)	1,828,623

Net Assets

Beginning of period	148,826,736	146,998,113

End of period	$117,450,794	$148,826,736

Other Information:

Shares

Sold	1,740,297	1,023,174

Redeemed	(635,341)	(1,752,540)

Net Increase/(Decrease)	1,104,956	(729,366)

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL GROWTH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)(1)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/22	$19.21	$0.06		$(6.00)	$(5.94)	$13.27	(30.92)%	(4)

Year Ended 12/31/21	17.34	(0.01)		1.88	1.87	19.21	10.78%

Year Ended 12/31/20	13.53	(0.00	)(5)	3.81	3.81	17.34	28.16%

Year Ended 12/31/19	10.24	0.07		3.22	3.29	13.53	32.13%

Year Ended 12/31/18	12.61	0.12		(2.49)	(2.37)	10.24	(18.79)%

Year Ended 12/31/17	9.62	0.09		2.90	2.99	12.61	31.08%

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income/(Loss) to Average Net Assets(3)		Gross Ratio of Net Investment Income/(Loss) to Average Net Assets		Portfolio Turnover Rate

$117,451	1.18%	(4)	1.20%	(4)	0.76%	(4)	0.74%	(4)	19%	(4)

148,827	1.17%		1.17%		(0.05)%		(0.05)%		31%

146,998	1.18%		1.24%		(0.00)%	(6)	(0.06)%		25%

146,555	1.18%		1.26%		0.56%		0.48%		25%

131,137	1.18%		1.32%		1.07%		0.93%		61%

10,636	1.22%		2.49%		0.79%		(0.48)%		32%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

(5)	Rounds to $(0.00) per share.

(6)	Rounds to (0.00)%.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

June 30, 2022 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian International Growth VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks total return consisting of long-term capital growth and current income.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2022, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2022 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2022, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2022, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

e. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.80% of the first $100 million, and 0.75% in excess of $100 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2023 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.18% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2022, Park Avenue waived fees and/or paid Fund expenses in the amount of $13,453.

Park Avenue has entered into a Sub-Advisory Agreement with J.P. Morgan Investment Management Inc. (“J.P. Morgan”). J.P. Morgan is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2022, the Fund paid distribution fees in the amount of $158,731 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $41,631,374 and $24,520,448, respectively, for the six months ended June 30, 2022. During the six months ended June 30, 2022, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 6, 2023. The Fund did not utilize the credit facility during the six months ended June 30, 2022.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

14

SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually, taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified, no less than monthly, into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets that must be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 23-24, 2022, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented since its inception.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

15

SUPPLEMENTAL INFORMATION (UNAUDITED)

Recent Rulemaking

Rule 2a-5 and Rule 31a-4

In December 2020, the Securities and Exchange

Commission (“SEC”) adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act and defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a fund must fair value a security. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 is September 8, 2022.

Rule 18f-4

In October 2020, the SEC adopted Rule 18f-4 under the 1940 Act related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies. Rule 18f-4 supersedes the framework currently used by funds to comply with Section 18 of the 1940 Act and requires funds whose use of derivatives is more than a limited specified exposure to establish a derivatives risk management program and appoint a derivatives risk manager. The compliance date for Rule 18f-4 is August 19, 2022.

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 23-24, 2022 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund (formerly, Guardian International Value VIP Fund); Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid Cap Core VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (“Investment Management Agreement”), is in the best interests of the Funds and their shareholders; and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as subadvisers to certain of the Funds (the “Sub-advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund; (ii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund; (iii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iv) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (v) Wellington Management Company LLP with respect to Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vii) Janus Henderson Investors US LLC (formerly, Janus Capital Management LLC) with respect to Guardian Mid Cap Traditional Growth VIP Fund; (viii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (ix) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (x) FIAM LLC with respect to Guardian Select Mid Cap Core VIP Fund; and (xi) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting (each, a “Subadviser” and collectively, the “Subadvisers”) for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Subadviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Subadvisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and

17

SUPPLEMENTAL INFORMATION (UNAUDITED)

evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Subadviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Subadvisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Subadvisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Subadviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Subadvisers to the COVID-19 pandemic, including the implementation of remote work arrangements. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Subadvisers, monitoring the Subadvisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Subadvisers with respect to the services that the Subadvisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend subadvisers, and the Manager’s ability to monitor and oversee subadvisers and recommend replacement subadvisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Subadvisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Subadvisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Subadvisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Subadvisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Subadvisers.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Subadviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year, five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Subadvisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Subadviser was generally satisfactory, or, that any steps being taken by the Manager and Subadvisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Subadvisers, but noted that the Manager had negotiated the fees with the

Subadvisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Subadvisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. The Trustees also considered that the Manager proposed (and the Board approved) changes to the expense limitation for three Funds, in each case bringing total expenses closer to the median for the peer group. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Subadvisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of

19

SUPPLEMENTAL INFORMATION (UNAUDITED)

economies of scale are shared with the Funds. In this regard, the Board noted that for eleven of sixteen Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Subadvisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Subadvisers and their affiliates are consistent with those expected for a subadviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, the 4th quintile for its performance universe for the 3-year period and the 5th quintile for its performance universes for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 3rd quintile for the 3-year period and in the 4th quintile for 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period, in the 1st quintile of its performance universe for the 3-year period and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

20

SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 3rd quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 3rd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 2nd quintile.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 4th quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 4th quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would decrease the Fund’s expense limitation from 1.10% to 1.09% reflecting movement closer to the median of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, in the 1st quintile for the 3-year period and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 1st quintile for the 3-year period. The Board also noted that the Fund’s performance was above the benchmark index for the 3-year and 5- year periods. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian International Equity VIP Fund (formerly, Guardian International Value VIP Fund)

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 3rd quintile of the expense group and that the actual management fee was in the 2nd quintile.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 5th quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

21

SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 2nd quintile.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period and lower than the benchmark index for the since-inception period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 1st quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile of the expense group and that the actual management fee was in the 3rd quintile.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 4th quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year period and was in line with the benchmark index for the since-inception period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 3rd quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile.

Guardian All Cap Core VIP Fund, Guardian Select Mid Cap Core VIP Fund, Guardian Small-Mid Cap Core VIP Fund and Guardian Strategic Large Cap Core VIP Fund

•	Given each Fund’s short operational history, Broadridge did not provide performance information for these Funds. The Board noted that it would have opportunity to consider each Fund’s performance information at future contract review meetings and would receive monthly performance information from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile for each Fund, except Guardian Strategic Large Cap Core VIP Fund. The Board noted that the contractual management fee and actual total expenses were in the 1st quintile for the Guardian Strategic Large Cap Core VIP Fund and the actual management fee was in the 2nd quintile.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

22

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

23

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8171

Guardian Variable

Products Trust

2022

Semiannual Report

All Data as of June 30, 2022

Guardian Large Cap Disciplined Growth VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Large Cap Disciplined Growth VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2022. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $458,781,549

Sector Allocation[1] As of June 30, 2022

Top Ten Holdings[2] As of June 30, 2022

Holding	% of Total Net Assets
Microsoft Corp.	9.72%
Apple, Inc.	9.65%
Amazon.com, Inc.	5.17%
Alphabet, Inc., Class A	4.89%
UnitedHealth Group, Inc.	3.08%
Eli Lilly and Co.	3.07%
Mastercard, Inc., Class A	2.85%
Tesla, Inc.	2.41%
NVIDIA Corp.	2.35%
TJX Cos., Inc.	1.81%
Total	45.00%

[1]	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
[2]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22-6/30/22	Expense Ratio During Period 1/1/22-6/30/22
Based on Actual Return	$1,000.00	$ 703.70	$3.68	0.87%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,020.48	$4.36	0.87%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

June 30, 2022 (unaudited)	Shares	Value
Common Stocks – 99.1%

Aerospace & Defense – 1.4%

Raytheon Technologies Corp.	66,490	$6,390,354

		6,390,354
Automobiles – 2.4%

Tesla, Inc.(1)	16,440	11,071,025

		11,071,025
Beverages – 3.0%

Constellation Brands, Inc., Class A	27,918	6,506,569

Monster Beverage Corp.(1)	79,646	7,383,184

		13,889,753
Biotechnology – 4.1%

Regeneron Pharmaceuticals, Inc.(1)	9,923	5,865,783

Seagen, Inc.(1)	27,453	4,857,534

Vertex Pharmaceuticals, Inc.(1)	28,312	7,978,038

		18,701,355
Building Products – 2.5%

Builders FirstSource, Inc.(1)	66,646	3,578,890

Fortune Brands Home & Security, Inc.	59,416	3,557,830

Johnson Controls International PLC	90,230	4,320,213

		11,456,933
Capital Markets – 1.6%

Morgan Stanley	43,356	3,297,657

S&P Global, Inc.	12,544	4,228,081

		7,525,738
Chemicals – 1.2%

PPG Industries, Inc.	46,917	5,364,490

		5,364,490
Consumer Finance – 1.7%

American Express Co.	56,817	7,875,973

		7,875,973
Entertainment – 1.4%

Roku, Inc.(1)	26,377	2,166,607

Walt Disney Co.(1)	43,372	4,094,317

		6,260,924
Equity Real Estate Investment Trusts (REITs) – 1.5%

Prologis, Inc.	37,386	4,398,463

Rexford Industrial Realty, Inc.	45,447	2,617,293

		7,015,756
Health Care Equipment & Supplies – 2.5%

Align Technology, Inc.(1)	11,047	2,614,494

Edwards Lifesciences Corp.(1)	52,289	4,972,161

Teleflex, Inc.	15,933	3,917,128

		11,503,783
Health Care Providers & Services – 3.1%

UnitedHealth Group, Inc.	27,524	14,137,152

		14,137,152
Hotels, Restaurants & Leisure – 3.7%

Airbnb, Inc., Class A(1)	41,805	3,723,990

Booking Holdings, Inc.(1)	3,598	6,292,866

Chipotle Mexican Grill, Inc.(1)	5,209	6,809,517

		16,826,373

June 30, 2022 (unaudited)	Shares	Value
Interactive Media & Services – 6.6%

Alphabet, Inc., Class A(1)	10,294	$22,433,302

Meta Platforms, Inc., Class A(1)	49,792	8,028,960

		30,462,262
Internet & Direct Marketing Retail – 5.7%

Amazon.com, Inc.(1)	223,160	23,701,824

Etsy, Inc.(1)	31,300	2,291,473

		25,993,297
IT Services – 5.5%

Block, Inc.(1)	37,830	2,325,032

FleetCor Technologies, Inc.(1)	28,956	6,083,945

Global Payments, Inc.	32,583	3,604,983

Mastercard, Inc., Class A	41,446	13,075,384

		25,089,344
Life Sciences Tools & Services – 1.7%

Thermo Fisher Scientific, Inc.	14,817	8,049,780

		8,049,780
Machinery – 2.5%

Deere & Co.	23,939	7,169,012

Nordson Corp.	20,658	4,182,006

		11,351,018
Oil, Gas & Consumable Fuels – 1.0%

Pioneer Natural Resources Co.	21,302	4,752,050

		4,752,050
Personal Products – 0.8%

Estee Lauder Cos., Inc., Class A	13,753	3,502,476

		3,502,476
Pharmaceuticals – 3.1%

Eli Lilly and Co.	43,464	14,092,333

		14,092,333
Semiconductors & Semiconductor Equipment – 7.6%

Advanced Micro Devices, Inc.(1)	74,314	5,682,792

KLA Corp.	16,873	5,383,837

Marvell Technology, Inc.	73,165	3,184,872

NVIDIA Corp.	71,046	10,769,863

Teradyne, Inc.	33,510	3,000,820

Texas Instruments, Inc.	46,086	7,081,114

		35,103,298
Software – 19.1%

Adobe, Inc.(1)	17,823	6,524,287

Avalara, Inc.(1)	37,489	2,646,723

Five9, Inc.(1)	37,665	3,432,788

Microsoft Corp.	173,677	44,605,464

Palo Alto Networks, Inc.(1)	13,881	6,856,381

Paycom Software, Inc.(1)	15,339	4,296,761

Salesforce, Inc.(1)	44,505	7,345,105

ServiceNow, Inc.(1)	15,680	7,456,154

Workday, Inc., Class A(1)	30,943	4,319,024

		87,482,687

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

June 30, 2022 (unaudited)	Shares	Value
Specialty Retail – 1.8%

TJX Cos., Inc.	148,285	$8,281,717

		8,281,717
Technology Hardware, Storage & Peripherals – 10.6%

Apple, Inc.	323,901	44,283,744

NetApp, Inc.	70,920	4,626,821

		48,910,565
Textiles, Apparel & Luxury Goods – 3.0%

Lululemon Athletica, Inc.(1)	21,314	5,810,409

NIKE, Inc., Class B	76,824	7,851,413

		13,661,822

Total Common Stocks (Cost $406,921,831)		454,752,258

June 30, 2022 (unaudited)	Principal Amount	Value
Short–Term Investments – 1.0%

Repurchase Agreements – 1.0%

Fixed Income Clearing Corp., 0.24%, dated 6/30/2022, proceeds at maturity value of $4,430,777, due 7/1/2022(2)	$4,430,747	$4,430,747

Total Repurchase Agreements (Cost $4,430,747)		4,430,747

Total Investments – 100.1% (Cost $411,352,578)		459,183,005

Liabilities in excess of other assets – (0.1)%		(401,456)

Total Net Assets – 100.0%		$458,781,549

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	3.00%	6/30/2024	$4,524,400	$4,519,450

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$454,752,258	$—	$—	$454,752,258
Repurchase Agreements	—	4,430,747	—	4,430,747
Total	$454,752,258	$4,430,747	$—	$459,183,005

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Statement of Assets and Liabilities As of June 30, 2022 (unaudited)
Assets

Investments, at value	$459,183,005

Receivable for investments sold	1,429,116

Dividends/interest receivable	133,240

Receivable for fund shares subscribed	30,651

Reimbursement receivable from adviser	11,668

Prepaid expenses	5,859

Total Assets	460,793,539

Liabilities

Payable for investments purchased	1,455,166

Investment advisory fees payable	221,371

Payable for fund shares redeemed	128,018

Distribution fees payable	98,546

Accrued custodian and accounting fees	14,738

Accrued audit fees	13,473

Accrued trustees’ and officers’ fees	5,831

Accrued expenses and other liabilities	74,847

Total Liabilities	2,011,990

Total Net Assets	$458,781,549

Net Assets Consist of:

Paid-in capital	$232,662,208

Distributable earnings	226,119,341

Total Net Assets	$458,781,549

Investments, at Cost	$411,352,578

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	22,719,790

Net Asset Value Per Share	$20.19

Statement of Operations For the Six Months Ended June 30, 2022 (unaudited)
Investment Income

Dividends	$1,522,284

Interest	1,002

Total Investment Income	1,523,286

Expenses

Investment advisory fees	1,473,286

Distribution fees	662,522

Trustees’ and officers’ fees	66,619

Professional fees	54,797

Administrative fees	44,947

Custodian and accounting fees	21,363

Transfer agent fees	8,392

Shareholder reports	8,348

Other expenses	15,427

Total Expenses	2,355,701

Less: Fees waived	(50,122)

Total Expenses, Net	2,305,579

Net Investment Income/(Loss)	(782,293)

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments

Net realized gain/(loss) from investments	(2,264,708)

Net change in unrealized appreciation/(depreciation) on investments	(184,807,994)

Net Loss on Investments	(187,072,702)

Net Decrease in Net Assets Resulting From Operations	$(187,854,995)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/22	For the Year Ended 12/31/21

Operations

Net investment income/(loss)	$(782,293)	$(2,173,142)

Net realized gain/(loss) from investments	(2,264,708)	88,747,072

Net change in unrealized appreciation/(depreciation) on investments	(184,807,994)	33,706,515

Net Increase/(Decrease) in Net Assets Resulting from Operations	(187,854,995)	120,280,445

Capital Share Transactions

Proceeds from sales of shares	61,954,242	33,236,212

Cost of shares redeemed	(38,080,341)	(152,156,096)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	23,873,901	(118,919,884)

Net Increase/(Decrease) in Net Assets	(163,981,094)	1,360,561

Net Assets

Beginning of period	622,762,643	621,402,082

End of period	$458,781,549	$622,762,643

Other Information:

Shares

Sold	2,596,285	1,289,760

Redeemed	(1,582,144)	(5,655,289)

Net Increase/(Decrease)	1,014,141	(4,365,529)

6	The accompanying notes are an integral part of these financial statements.

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7

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)(1)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/22	$28.69	$(0.04)		$(8.46)	$(8.50)	$20.19	(29.63)	%(4)

Year Ended 12/31/21	23.83	(0.09)		4.95	4.86	28.69	20.39%

Year Ended 12/31/20	17.47	(0.02)		6.38	6.36	23.83	36.41%

Year Ended 12/31/19	12.52	(0.00	)(5)	4.95	4.95	17.47	39.54%

Year Ended 12/31/18	12.67	(0.01)		(0.14)	(0.15)	12.52	(1.18)%

Year Ended 12/31/17	9.85	0.03		2.79	2.82	12.67	28.63%

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income/(Loss) to Average Net Assets(3)		Gross Ratio of Net Investment Loss to Average Net Assets		Portfolio Turnover Rate

$458,782	0.87%	(4)	0.89%	(4)	(0.30)%	(4)	(0.32)%	(4)	17%	(4)

622,763	0.87%		0.87%		(0.34)%		(0.34)%		28%

621,402	0.87%		0.89%		(0.12)%		(0.14)%		24%

625,755	0.87%		0.96%		(0.01)%		(0.10)%		116%

181,144	0.87%		1.04%		(0.05)%		(0.22)%		47%

8,521	1.00%		2.08%		0.27%		(0.81)%		77%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers, expense limitations, and recoupments, if any.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

(5)	Rounds to $(0.00) per share.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

June 30, 2022 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Large Cap Disciplined Growth VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to maximize long-term growth.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2022, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2022 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2022, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2022, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.62% up to $100 million, 0.57% up to $300 million, 0.52% up to $500 million, and 0.50% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2023 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.87% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2022, Park Avenue waived fees and/or paid Fund expenses in the amount of $50,122.

Park Avenue has entered into a Sub-Advisory Agreement with Wellington Management Company LLP (“Wellington”). Wellington is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2022, the Fund paid distribution fees in the amount of $662,522 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $111,070,373 and $90,199,875, respectively, for the six months ended June 30, 2022. During the six months ended June 30, 2022, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include,

but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 6, 2023. The Fund did not utilize the credit facility during the six months ended June 30, 2022.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

14

SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually, taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified, no less than monthly, into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets that must be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 23-24, 2022, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented since its inception.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

15

SUPPLEMENTAL INFORMATION (UNAUDITED)

Recent Rulemaking

Rule 2a-5 and Rule 31a-4

In December 2020, the Securities and Exchange Commission (“SEC”) adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act and defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a fund must fair value a security. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 is September 8, 2022.

Rule 18f-4

In October 2020, the SEC adopted Rule 18f-4 under the 1940 Act related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies. Rule 18f-4 supersedes the framework currently used by funds to comply with Section 18 of the 1940 Act and requires funds whose use of derivatives is more than a limited specified exposure to establish a derivatives risk management program and appoint a derivatives risk manager. The compliance date for Rule 18f-4 is August 19, 2022.

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 23-24, 2022 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund (formerly, Guardian International Value VIP Fund); Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid Cap Core VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (“Investment Management Agreement”), is in the best interests of the Funds and their shareholders; and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as subadvisers to certain of the Funds (the “Sub-advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund; (ii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund; (iii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iv) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (v) Wellington Management Company LLP with respect to Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vii) Janus Henderson Investors US LLC (formerly, Janus Capital Management LLC) with respect to Guardian Mid Cap Traditional Growth VIP Fund; (viii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (ix) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (x) FIAM LLC with respect to Guardian Select Mid Cap Core VIP Fund; and (xi) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting (each, a “Subadviser” and collectively, the “Subadvisers”) for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Subadviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Subadvisers.

17

SUPPLEMENTAL INFORMATION (UNAUDITED)

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Subadviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Subadvisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Subadvisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Subadviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Subadvisers to the COVID-19 pandemic, including the implementation of remote work arrangements. The

Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Subadvisers, monitoring the Subadvisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Subadvisers with respect to the services that the Subadvisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend subadvisers, and the Manager’s ability to monitor and oversee subadvisers and recommend replacement subadvisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Subadvisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Subadvisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Subadvisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Subadvisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Subadvisers.

18

SUPPLEMENTAL INFORMATION (UNAUDITED)

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Subadviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year, five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Subadvisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Subadviser was generally satisfactory, or, that any steps being taken by the Manager and Subadvisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Subadvisers, but noted that the Manager had negotiated the fees with the Subadvisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Subadvisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. The Trustees also considered that the Manager proposed (and the Board approved) changes to the expense limitation for three Funds, in each case bringing total expenses closer to the median for the peer group. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Subadvisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for eleven of sixteen Funds,

19

SUPPLEMENTAL INFORMATION (UNAUDITED)

the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Subadvisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Subadvisers and their affiliates are consistent with those expected for a subadviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, the 4th quintile for its performance universe for the 3-year period and the 5th quintile for its performance universes for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 3rd quintile for the 3-year period and in the 4th quintile for 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period, in the 1st quintile of its performance universe for the 3-year period and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

20

SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 3rd quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 3rd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 2nd quintile.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 4th quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 4th quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would decrease the Fund’s expense limitation from 1.10% to 1.09% reflecting movement closer to the median of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, in the 1st quintile for the 3-year period and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 1st quintile for the 3-year period. The Board also noted that the Fund’s performance was above the benchmark index for the 3-year and 5- year periods. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian International Equity VIP Fund (formerly, Guardian International Value VIP Fund)

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 3rd quintile of the expense group and that the actual management fee was in the 2nd quintile.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 5th quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

21

SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 2nd quintile.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period and lower than the benchmark index for the since-inception period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 1st quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile of the expense group and that the actual management fee was in the 3rd quintile.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 4th quintile for the since-inception period. The Board also noted that the
Fund’s performance was below the benchmark index for the 1-year period and was in line with the benchmark index for the since-inception period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 3rd quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile.

Guardian All Cap Core VIP Fund, Guardian Select Mid Cap Core VIP Fund, Guardian Small-Mid Cap Core VIP Fund and Guardian Strategic Large Cap Core VIP Fund

•	Given each Fund’s short operational history, Broadridge did not provide performance information for these Funds. The Board noted that it would have opportunity to consider each Fund’s performance information at future contract review meetings and would receive monthly performance information from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile for each Fund, except Guardian Strategic Large Cap Core VIP Fund. The Board noted that the contractual management fee and actual total expenses were in the 1st quintile for the Guardian Strategic Large Cap Core VIP Fund and the actual management fee was in the 2nd quintile.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

22

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

23

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8173

Guardian Variable

Products Trust

2022

Semiannual Report

All Data as of June 30, 2022

Guardian Large Cap Disciplined Value VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Large Cap Disciplined Value VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2022. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $162,465,398

Sector Allocation[1] As of June 30, 2022

Top Ten Holdings[2] As of June 30, 2022

Holding	% of Total Net Assets
Johnson & Johnson	4.23%
ConocoPhillips	3.17%
Berkshire Hathaway, Inc., Class B	3.05%
AutoZone, Inc.	2.97%
UnitedHealth Group, Inc.	2.75%
Alphabet, Inc., Class A	2.54%
JPMorgan Chase & Co.	2.40%
Procter & Gamble Co.	2.33%
Cigna Corp.	2.32%
Sanofi, ADR	2.11%
Total	27.87%

[1]	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
[2]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22-6/30/22	Expense Ratio During Period 1/1/22-6/30/22
Based on Actual Return	$1,000.00	$ 892.30	$4.55	0.97%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,019.98	$4.86	0.97%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

June 30, 2022 (unaudited)	Shares	Value
Common Stocks – 98.5%

Aerospace & Defense – 2.4%

General Dynamics Corp.	9,502	$2,102,317

Howmet Aerospace, Inc.	58,820	1,849,889

		3,952,206
Banks – 6.8%

Bank of America Corp.	73,226	2,279,525

JPMorgan Chase & Co.	34,570	3,892,928

Truist Financial Corp.	32,303	1,532,131

Wells Fargo & Co.	83,233	3,260,237

		10,964,821
Beverages – 2.9%

Coca-Cola Europacific Partners PLC	33,508	1,729,348

Keurig Dr Pepper, Inc.	85,570	3,028,322

		4,757,670
Biotechnology – 1.9%

AbbVie, Inc.	19,930	3,052,479

		3,052,479
Building Products – 0.5%

Allegion PLC	7,610	745,019

		745,019
Capital Markets – 2.5%

Charles Schwab Corp.	34,077	2,152,985

Goldman Sachs Group, Inc.	6,274	1,863,503

		4,016,488
Chemicals – 2.6%

Axalta Coating Systems Ltd.(1)	52,035	1,150,494

DuPont de Nemours, Inc.	41,303	2,295,621

Olin Corp.	17,287	800,042

		4,246,157
Communications Equipment – 1.9%

Cisco Systems, Inc.	72,675	3,098,862

		3,098,862
Construction Materials – 0.6%

CRH PLC, ADR	28,335	986,625

		986,625
Consumer Finance – 0.6%

Capital One Financial Corp.	9,399	979,282

		979,282
Distributors – 0.8%

LKQ Corp.	25,726	1,262,889

		1,262,889
Diversified Financial Services – 3.0%

Berkshire Hathaway, Inc., Class B(1)	18,132	4,950,399

		4,950,399
Electrical Equipment – 1.1%

Eaton Corp. PLC	13,913	1,752,899

		1,752,899
Energy Equipment & Services – 1.2%

Schlumberger NV	55,712	1,992,261

		1,992,261

June 30, 2022 (unaudited)	Shares	Value
Entertainment – 0.9%

Activision Blizzard, Inc.	18,592	$1,447,573

		1,447,573
Food & Staples Retailing – 0.8%

US Foods Holding Corp.(1)	39,757	1,219,745

		1,219,745
Health Care Providers & Services – 10.7%

AmerisourceBergen Corp.	11,814	1,671,445

Centene Corp.(1)	37,440	3,167,798

Cigna Corp.	14,283	3,763,856

CVS Health Corp.	32,887	3,047,309

McKesson Corp.	3,675	1,198,822

UnitedHealth Group, Inc.	8,701	4,469,095

		17,318,325
Hotels, Restaurants & Leisure – 0.4%

Restaurant Brands International, Inc.	11,665	585,000

		585,000
Household Durables – 1.4%

Mohawk Industries, Inc.(1)	10,864	1,348,114

Sony Group Corp., ADR	11,269	921,466

		2,269,580
Household Products – 2.3%

Procter & Gamble Co.	26,374	3,792,317

		3,792,317
Insurance – 1.9%

Chubb Ltd.	9,572	1,881,664

Everest Re Group Ltd.	4,182	1,172,131

		3,053,795
Interactive Media & Services – 3.8%

Alphabet, Inc., Class A(1)	1,897	4,134,056

Meta Platforms, Inc., Class A(1)	12,454	2,008,208

		6,142,264
IT Services – 4.8%

Cognizant Technology Solutions Corp., Class A	19,706	1,329,958

Fidelity National Information Services, Inc.	25,580	2,344,919

FleetCor Technologies, Inc.(1)	6,849	1,439,043

Global Payments, Inc.	13,229	1,463,656

SS&C Technologies Holdings, Inc.	22,369	1,298,968

		7,876,544
Life Sciences Tools & Services – 2.2%

Avantor, Inc.(1)	59,381	1,846,749

ICON PLC(1)	7,834	1,697,628

		3,544,377
Machinery – 4.7%

Caterpillar, Inc.	6,884	1,230,584

Deere & Co.	6,674	1,998,663

Dover Corp.	6,364	772,080

Fortive Corp.	10,849	589,969

Middleby Corp.(1)	4,293	538,170

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

June 30, 2022 (unaudited)	Shares	Value
Machinery (continued)

Otis Worldwide Corp.	23,031	$1,627,601

Westinghouse Air Brake Technologies Corp.	11,517	945,315

		7,702,382
Multi-Utilities – 2.2%

CenterPoint Energy, Inc.	57,813	1,710,109

Dominion Energy, Inc.	23,973	1,913,285

		3,623,394
Oil, Gas & Consumable Fuels – 10.7%

Canadian Natural Resources Ltd.	44,087	2,366,590

Cenovus Energy, Inc.	81,053	1,540,818

ConocoPhillips	57,398	5,154,914

Devon Energy Corp.	27,734	1,528,421

EOG Resources, Inc.	12,285	1,356,755

Marathon Petroleum Corp.	33,212	2,730,359

Pioneer Natural Resources Co.	12,454	2,778,238

		17,456,095
Pharmaceuticals – 8.8%

Bristol Myers Squibb Co.	31,445	2,421,265

Johnson & Johnson	38,717	6,872,654

Novartis AG, ADR	18,860	1,594,236

Sanofi, ADR	68,697	3,436,911

		14,325,066
Professional Services – 0.9%

Leidos Holdings, Inc.	14,463	1,456,569

		1,456,569
Road & Rail – 0.9%

Union Pacific Corp.	6,931	1,478,244

		1,478,244
Semiconductors & Semiconductor Equipment – 6.3%

Applied Materials, Inc.	14,755	1,342,410

KLA Corp.	2,973	948,625

Lam Research Corp.	1,732	738,092

Microchip Technology, Inc.	16,746	972,607

Micron Technology, Inc.	30,178	1,668,240

NXP Semiconductors NV	3,416	505,670

Qorvo, Inc.(1)	11,481	1,082,888

QUALCOMM, Inc.	22,815	2,914,388

		10,172,920

June 30, 2022 (unaudited)	Shares	Value
Specialty Retail – 3.5%

AutoZone, Inc.(1)	2,242	$4,818,327

TJX Cos., Inc.	15,841	884,720

		5,703,047
Trading Companies & Distributors – 0.9%

United Rentals, Inc.(1)	5,881	1,428,554

		1,428,554
Wireless Telecommunication Services – 1.6%

T-Mobile US, Inc.(1)	19,908	2,678,422

		2,678,422

Total Common Stocks (Cost $132,932,606)		160,032,270

	Principal Amount	Value
Short–Term Investments – 1.5%

Repurchase Agreements – 1.5%

Fixed Income Clearing Corp., 0.24%, dated 6/30/2022, proceeds at maturity value of $2,489,180, due 7/1/2022(2)	$2,489,164	2,489,164

Total Repurchase Agreements (Cost $2,489,164)		2,489,164

Total Investments – 100.0% (Cost $135,421,770)		162,521,434

Liabilities in excess of other assets – (0.0)%		(56,036)

Total Net Assets – 100.0%		$162,465,398

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	3.00%	6/30/2024	$2,541,800	$2,539,019

Legend:

ADR — American Depositary Receipt

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$160,032,270	$—	$—	$160,032,270
Repurchase Agreements	—	2,489,164	—	2,489,164
Total	$160,032,270	$2,489,164	$—	$162,521,434

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Statement of Assets and Liabilities As of June 30, 2022 (unaudited)
Assets

Investments, at value	$162,521,434

Cash	15,258

Dividends/interest receivable	150,674

Foreign tax reclaims receivable	63,394

Reimbursement receivable from adviser	4,125

Prepaid expenses	1,590

Total Assets	162,756,475

Liabilities

Payable for fund shares redeemed	92,863

Investment advisory fees payable	88,059

Distribution fees payable	34,979

Accrued custodian and accounting fees	22,167

Accrued legal fees	18,164

Accrued audit fees	13,473

Accrued trustees’ and officers’ fees	1,050

Accrued expenses and other liabilities	20,322

Total Liabilities	291,077

Total Net Assets	$162,465,398

Net Assets Consist of:

Paid-in capital	$85,449,968

Distributable earnings	77,015,430

Total Net Assets	$162,465,398

Investments, at Cost	$135,421,770

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	9,802,929

Net Asset Value Per Share	$16.57

Statement of Operations For the Six Months Ended June 30, 2022 (unaudited)
Investment Income

Dividends	$1,938,455

Interest	554

Withholding taxes on foreign dividends	(44,380)

Total Investment Income	1,894,629

Expenses

Investment advisory fees	602,240

Distribution fees	240,602

Professional fees	26,701

Custodian and accounting fees	24,835

Trustees’ and officers’ fees	22,642

Administrative fees	16,075

Transfer agent fees	6,598

Shareholder reports	5,502

Other expenses	5,286

Total Expenses	950,481

Less: Fees waived	(16,944)

Total Expenses, Net	933,537

Net Investment Income/(Loss)	961,092

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	13,477,720

Net realized gain/(loss) from foreign currency transactions	482

Net change in unrealized appreciation/(depreciation) on investments	(34,406,898)

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	37

Net Loss on Investments and Foreign Currency Transactions	(20,928,659)

Net Decrease in Net Assets Resulting From Operations	$(19,967,567)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/22	For the Year Ended 12/31/21

Operations

Net investment income/(loss)	$961,092	$1,593,869

Net realized gain/(loss) from investments and foreign currency transactions	13,478,202	36,678,654

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(34,406,861)	22,156,639

Net Increase/(Decrease) in Net Assets Resulting from Operations	(19,967,567)	60,429,162

Capital Share Transactions

Proceeds from sales of shares	1,149,912	7,814,852

Cost of shares redeemed	(37,825,314)	(72,545,712)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(36,675,402)	(64,730,860)

Net Decrease in Net Assets	(56,642,969)	(4,301,698)

Net Assets

Beginning of period	219,108,367	223,410,065

End of period	$162,465,398	$219,108,367

Other Information:

Shares

Sold	63,861	447,511

Redeemed	(2,057,456)	(4,274,978)

Net Decrease	(1,993,595)	(3,827,467)

6	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

7

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/22	$18.57	$0.09		$(2.09)	$(2.00)	$16.57	(10.77)%	(4)

Year Ended 12/31/21	14.30	0.12		4.15	4.27	18.57	29.86%

Year Ended 12/31/20	14.13	0.19	(5)	(0.02)	0.17	14.30	1.20%

Year Ended 12/31/19	11.45	0.16		2.52	2.68	14.13	23.41%

Year Ended 12/31/18	12.85	0.15		(1.55)	(1.40)	11.45	(10.89)%

Year Ended 12/31/17	10.78	0.10		1.97	2.07	12.85	19.20%

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income/(Loss) to Average Net Assets		Portfolio Turnover Rate

$162,465	0.97%	(4)	0.99%	(4)	1.00%	(4)	0.98%	(4)	13%	(4)

219,108	0.97%		0.97%		0.71%		0.71%		45%

223,410	0.97%		1.02%		1.53%	(5)	1.48%	(5)	73%

213,249	0.97%		1.03%		1.22%		1.16%		66%

185,363	0.97%		1.08%		1.16%		1.05%		56%

15,905	0.98%		1.91%		0.89%		(0.04)%		71%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

(5)

Reflects a special dividend paid out during the year by one of the Fund’s holdings. Had the Fund not received the special dividend, the Net Investment Income per share would have been $0.14, the Net Ratio of Net Investment Income to Average Net Assets would have been 1.15%, and the Gross Ratio of Net Investment Income/(Loss) to Average Net Assets would have been 1.10%.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

June 30, 2022 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Large Cap Disciplined Value VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2022, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2022 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2022, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2022, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.65% up to $100 million, 0.60% up to $300 million, 0.55% up to $500 million, and 0.53% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2023 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.97% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2022, Park Avenue waived fees and/or paid Fund expenses in the amount of $16,944.

Park Avenue has entered into a Sub-Advisory Agreement with Boston Partners Global Investors, Inc. (“Boston Partners”). Boston Partners is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2022, the Fund paid distribution fees in the amount of $240,602 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $24,193,568 and $61,092,152, respectively, for the six months ended June 30, 2022. During the six months ended June 30, 2022, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include,

but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 6, 2023. The Fund did not utilize the credit facility during the six months ended June 30, 2022.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually, taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified, no less than monthly, into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets that must be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 23-24, 2022, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented since its inception.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Recent Rulemaking

Rule 2a-5 and Rule 31a-4

In December 2020, the Securities and Exchange Commission (“SEC”) adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act and defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a fund must fair value a security. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 is September 8, 2022.

Rule 18f-4

In October 2020, the SEC adopted Rule 18f-4 under the 1940 Act related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies. Rule 18f-4 supersedes the framework currently used by funds to comply with Section 18 of the 1940 Act and requires funds whose use of derivatives is more than a limited specified exposure to establish a derivatives risk management program and appoint a derivatives risk manager. The compliance date for Rule 18f-4 is August 19, 2022.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 23-24, 2022 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund (formerly, Guardian International Value VIP Fund); Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid Cap Core VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (“Investment Management Agreement”), is in the best interests of the Funds and their shareholders; and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as subadvisers to certain of the Funds (the “Sub-advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund; (ii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund; (iii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iv) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (v) Wellington Management Company LLP with respect to Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vii) Janus Henderson Investors US LLC (formerly, Janus Capital Management LLC) with respect to Guardian Mid Cap Traditional Growth VIP Fund; (viii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (ix) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (x) FIAM LLC with respect to Guardian Select Mid Cap Core VIP Fund; and (xi) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting (each, a “Subadviser” and collectively, the “Subadvisers”) for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Subadviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Subadvisers.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Subadviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Subadvisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Subadvisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Subadviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Subadvisers to the COVID-19 pandemic, including the implementation of remote work arrangements. The

Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Subadvisers, monitoring the Subadvisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Subadvisers with respect to the services that the Subadvisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend subadvisers, and the Manager’s ability to monitor and oversee subadvisers and recommend replacement subadvisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Subadvisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Subadvisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Subadvisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Subadvisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Subadvisers.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Subadviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year, five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Subadvisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Subadviser was generally satisfactory, or, that any steps being taken by the Manager and Subadvisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Subadvisers, but noted that the Manager had negotiated the fees with the

Subadvisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Subadvisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. The Trustees also considered that the Manager proposed (and the Board approved) changes to the expense limitation for three Funds, in each case bringing total expenses closer to the median for the peer group. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Subadvisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of

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SUPPLEMENTAL INFORMATION (UNAUDITED)

economies of scale are shared with the Funds. In this regard, the Board noted that for eleven of sixteen Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Subadvisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Subadvisers and their affiliates are consistent with those expected for a subadviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, the 4th quintile for its performance universe for the 3-year period and the 5th quintile for its performance universes for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 3rd quintile for the 3-year period and in the 4th quintile for 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period, in the 1st quintile of its performance universe for the 3-year period and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 3rd quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 3rd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 2nd quintile.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 4th quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 4th quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would decrease the Fund’s expense limitation from 1.10% to 1.09% reflecting movement closer to the median of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, in the 1st quintile for the 3-year period and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 1st quintile for the 3-year period. The Board also noted that the Fund’s performance was above the benchmark index for the 3-year and 5- year periods. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian International Equity VIP Fund (formerly, Guardian International Value VIP Fund)

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 3rd quintile of the expense group and that the actual management fee was in the 2nd quintile.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 5th quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 2nd quintile.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period and lower than the benchmark index for the since-inception period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 1st quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile of the expense group and that the actual management fee was in the 3rd quintile.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 4th quintile for the since-inception period. The Board also noted that the
Fund’s performance was below the benchmark index for the 1-year period and was in line with the benchmark index for the since-inception period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 3rd quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile.

Guardian All Cap Core VIP Fund, Guardian Select Mid Cap Core VIP Fund, Guardian Small-Mid Cap Core VIP Fund and Guardian Strategic Large Cap Core VIP Fund

•	Given each Fund’s short operational history, Broadridge did not provide performance information for these Funds. The Board noted that it would have opportunity to consider each Fund’s performance information at future contract review meetings and would receive monthly performance information from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile for each Fund, except Guardian Strategic Large Cap Core VIP Fund. The Board noted that the contractual management fee and actual total expenses were in the 1st quintile for the Guardian Strategic Large Cap Core VIP Fund and the actual management fee was in the 2nd quintile.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

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This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8174

Guardian Variable

Products Trust

2022

Semiannual Report

All Data as of June 30, 2022

Guardian Large Cap Fundamental Growth VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Large Cap Fundamental Growth VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2022. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $262,563,287

Sector Allocation[1] As of June 30, 2022

Top Ten Holdings[2] As of June 30, 2022

Holding	% of Total Net Assets
Amazon.com, Inc.	8.17%
Microsoft Corp.	6.47%
Visa, Inc., Class A	5.49%
UnitedHealth Group, Inc.	5.31%
Apple, Inc.	4.63%
Meta Platforms, Inc., Class A	3.81%
Thermo Fisher Scientific, Inc.	3.77%
Palo Alto Networks, Inc.	3.33%
NVIDIA Corp.	3.30%
Zoetis, Inc.	3.18%
Total	47.46%

[1]	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
[2]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22-6/30/22	Expense Ratio During Period 1/1/22-6/30/22
Based on Actual Return	$1,000.00	$ 681.70	$3.88	0.93%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,020.18	$4.66	0.93%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

June 30, 2022 (unaudited)	Shares	Value
Common Stocks – 97.7%

Aerospace & Defense – 2.6%

Raytheon Technologies Corp.	70,020	$6,729,622

		6,729,622
Air Freight & Logistics – 3.0%

United Parcel Service, Inc., Class B	42,356	7,731,664

		7,731,664
Auto Components – 1.3%

Aptiv PLC(1)	37,074	3,302,181

		3,302,181
Beverages – 2.5%

Monster Beverage Corp.(1)	71,490	6,627,123

		6,627,123
Capital Markets – 2.7%

S&P Global, Inc.	21,223	7,153,424

		7,153,424
Chemicals – 1.3%

Sherwin-Williams Co.	15,600	3,492,996

		3,492,996
Electrical Equipment – 1.9%

Eaton Corp. PLC	40,240	5,069,838

		5,069,838
Entertainment – 3.6%

Netflix, Inc.(1)	22,100	3,864,627

Sea Ltd., ADR(1)	31,760	2,123,474

Walt Disney Co.(1)	36,319	3,428,513

		9,416,614
Equity Real Estate Investment Trusts (REITs) – 1.8%

Equinix, Inc.	7,027	4,616,879

		4,616,879
Health Care Equipment & Supplies – 6.3%

Alcon, Inc.	74,660	5,217,987

Dexcom, Inc.(1)	49,200	3,666,876

Intuitive Surgical, Inc.(1)	21,770	4,369,457

Stryker Corp.	16,800	3,342,024

		16,596,344
Health Care Providers & Services – 5.3%

UnitedHealth Group, Inc.	27,147	13,943,514

		13,943,514
Interactive Media & Services – 3.8%

Meta Platforms, Inc., Class A(1)	62,013	9,999,596

		9,999,596
Internet & Direct Marketing Retail – 8.2%

Amazon.com, Inc.(1)	202,100	21,465,041

		21,465,041
IT Services – 8.0%

Fidelity National Information Services, Inc.	30,487	2,794,743

PayPal Holdings, Inc.(1)	55,100	3,848,184

June 30, 2022 (unaudited)	Shares	Value
IT Services (continued)

Visa, Inc., Class A	73,287	$14,429,478

		21,072,405
Life Sciences Tools & Services – 3.8%

Thermo Fisher Scientific, Inc.	18,232	9,905,081

		9,905,081
Pharmaceuticals – 3.2%

Zoetis, Inc.	48,521	8,340,275

		8,340,275
Road & Rail – 1.1%

Uber Technologies, Inc.(1)	137,282	2,808,790

		2,808,790
Semiconductors & Semiconductor Equipment – 5.6%

ASML Holding NV	6,600	3,140,808

Intel Corp.	79,100	2,959,131

NVIDIA Corp.	57,132	8,660,640

		14,760,579
Software – 19.8%

Adobe, Inc.(1)	16,660	6,098,560

Atlassian Corp. PLC, Class A(1)	20,790	3,896,046

Microsoft Corp.	66,104	16,977,490

Palo Alto Networks, Inc.(1)	17,694	8,739,774

Salesforce, Inc.(1)	44,550	7,352,532

Splunk, Inc.(1)	40,381	3,572,103

UiPath, Inc., Class A(1)	54,059	983,333

Unity Software, Inc.(1)	28,900	1,064,098

Workday, Inc., Class A(1)	24,130	3,368,066

		52,052,002
Specialty Retail – 3.1%

Advance Auto Parts, Inc.	23,360	4,043,382

Tractor Supply Co.	20,620	3,997,187

		8,040,569
Technology Hardware, Storage & Peripherals – 4.6%

Apple, Inc.	88,944	12,160,424

		12,160,424
Textiles, Apparel & Luxury Goods – 1.8%

NIKE, Inc., Class B	47,000	4,803,400

		4,803,400
Trading Companies & Distributors – 2.4%

WW Grainger, Inc.	14,079	6,397,920

		6,397,920

Total Common Stocks (Cost $232,361,070)		256,486,281

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

June 30, 2022 (unaudited)	Principal Amount	Value
Short–Term Investments – 2.5%

Repurchase Agreements – 2.5%

Fixed Income Clearing Corp., 0.24%, dated 6/30/2022, proceeds at maturity value of $6,604,708, due 7/1/2022(2)	$6,604,664	$6,604,664

Total Repurchase Agreements (Cost $6,604,664)		6,604,664

Total Investments – 100.2% (Cost $238,965,734)		263,090,945

Liabilities in excess of other assets – (0.2)%		(527,658)

Total Net Assets – 100.0%		$262,563,287

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	3.00%	6/30/2024	$6,744,200	$6,736,822

Legend:

ADR — American Depositary Receipt

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$256,486,281	$—	$—	$256,486,281
Repurchase Agreements	—	6,604,664	—	6,604,664
Total	$256,486,281	$6,604,664	$—	$263,090,945

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Statement of Assets and Liabilities As of June 30, 2022 (unaudited)
Assets

Investments, at value	$263,090,945

Receivable for investments sold	587,975

Dividends/interest receivable	65,792

Foreign tax reclaims receivable	39,325

Receivable for fund shares subscribed	14,248

Prepaid expenses	2,426

Total Assets	263,800,711

Liabilities

Payable for investments purchased	871,684

Investment advisory fees payable	131,856

Payable for fund shares redeemed	103,215

Distribution fees payable	56,029

Accrued audit fees	13,473

Accrued custodian and accounting fees	13,062

Accrued trustees’ and officers’ fees	3,546

Accrued expenses and other liabilities	44,559

Total Liabilities	1,237,424

Total Net Assets	$262,563,287

Net Assets Consist of:

Paid-in capital	$140,153,114

Distributable earnings	122,410,173

Total Net Assets	$262,563,287

Investments, at Cost	$238,965,734

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	14,682,409

Net Asset Value Per Share	$17.88

Statement of Operations For the Six Months Ended June 30, 2022 (unaudited)
Investment Income

Dividends	$914,351

Interest	1,448

Withholding taxes on foreign dividends	(6,298)

Total Investment Income	909,501

Expenses

Investment advisory fees	866,959

Distribution fees	370,320

Trustees’ and officers’ fees	37,471

Professional fees	36,722

Administrative fees	25,811

Custodian and accounting fees	18,971

Transfer agent fees	7,912

Shareholder reports	6,532

Other expenses	8,750

Total Expenses	1,379,448

Net Investment Income/(Loss)	(469,947)

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments

Net realized gain/(loss) from investments	8,550,516

Net change in unrealized appreciation/(depreciation) on investments	(122,846,379)

Net Loss on Investments	(114,295,863)

Net Decrease in Net Assets Resulting From Operations	$(114,765,810)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/22	For the Year Ended 12/31/21

Operations

Net investment income/(loss)	$(469,947)	$(1,226,972)

Net realized gain/(loss) from investments	8,550,516	43,630,648

Net change in unrealized appreciation/(depreciation) on investments	(122,846,379)	29,119,741

Net Increase/(Decrease) in Net Assets Resulting from Operations	(114,765,810)	71,523,417

Capital Share Transactions

Proceeds from sales of shares	48,752,120	25,900,718

Cost of shares redeemed	(19,725,143)	(89,011,782)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	29,026,977	(63,111,064)

Net Increase/(Decrease) in Net Assets	(85,738,833)	8,412,353

Net Assets

Beginning of period	348,302,120	339,889,767

End of period	$262,563,287	$348,302,120

Other Information:

Shares

Sold	2,323,656	1,163,061

Redeemed	(921,605)	(3,642,432)

Net Increase/(Decrease)	1,402,051	(2,479,371)

6	The accompanying notes are an integral part of these financial statements.

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7

FINANCIAL INFORMATION — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/22	$26.23	$(0.03)	$(8.32)	$(8.35)	$17.88	(31.83)%	(4)

Year Ended 12/31/21	21.57	(0.08)	4.74	4.66	26.23	21.60%

Year Ended 12/31/20	16.50	(0.03)	5.10	5.07	21.57	30.73%

Year Ended 12/31/19	12.51	0.00 (5)	3.99	3.99	16.50	31.89%

Year Ended 12/31/18	12.74	0.03	(0.26)	(0.23)	12.51	(1.81)%

Year Ended 12/31/17	10.19	0.01	2.54	2.55	12.74	25.02%

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income/ (Loss) to Average Net Assets(3)		Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate

$262,563	0.93%	(4)	0.93%	(4)	(0.32)%	(4)	(0.32)%	(4)	15%	(4)

348,302	0.91%		0.91%		(0.34)%		(0.34)%		21%

339,890	1.00%		1.00%		(0.18)%		(0.18)%		20%

349,921	1.00%		1.00%		0.01%		0.01%		44%

223,264	1.00%		1.02%		0.26%		0.24%		33%

11,946	1.00%		1.95%		0.09%		(0.86)%		51%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers, expense limitations, and recoupments, if any.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

(5)	Rounds to $0.00 per share.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

June 30, 2022 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Large Cap Fundamental Growth VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term growth of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2022, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2022 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2022, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2022, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.62% up to $100 million, 0.57% up to $300 million, 0.52% up to $500 million, and 0.50% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2023 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.01% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2022, Park Avenue did not waive any fees or pay any Fund expenses.

Park Avenue has entered into a Sub-Advisory Agreement with ClearBridge Investments LLC (“ClearBridge”). ClearBridge is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2022, the Fund paid distribution fees in the amount of $370,320 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $70,067,224 and $45,495,240, respectively, for the six months ended June 30, 2022. During the six months ended June 30, 2022, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include,

but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 6, 2023. The Fund did not utilize the credit facility during the six months ended June 30, 2022.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually, taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified, no less than monthly, into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets that must be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 23-24, 2022, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented since its inception.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Recent Rulemaking

Rule 2a-5 and Rule 31a-4

In December 2020, the Securities and Exchange Commission (“SEC”) adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act and defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a fund must fair value a security. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 is September 8, 2022.

Rule 18f-4

In October 2020, the SEC adopted Rule 18f-4 under the 1940 Act related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies. Rule 18f-4 supersedes the framework currently used by funds to comply with Section 18 of the 1940 Act and requires funds whose use of derivatives is more than a limited specified exposure to establish a derivatives risk management program and appoint a derivatives risk manager. The compliance date for Rule 18f-4 is August 19, 2022.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 23-24, 2022 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund (formerly, Guardian International Value VIP Fund); Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid Cap Core VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (“Investment Management Agreement”), is in the best interests of the Funds and their shareholders; and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as subadvisers to certain of the Funds (the “Sub-advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund; (ii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund; (iii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iv) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (v) Wellington Management Company LLP with respect to Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vii) Janus Henderson Investors US LLC (formerly, Janus Capital Management LLC) with respect to Guardian Mid Cap Traditional Growth VIP Fund; (viii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (ix) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (x) FIAM LLC with respect to Guardian Select Mid Cap Core VIP Fund; and (xi) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting (each, a “Subadviser” and collectively, the “Subadvisers”) for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Subadviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Subadvisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and

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SUPPLEMENTAL INFORMATION (UNAUDITED)

evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Subadviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Subadvisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Subadvisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Subadviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Subadvisers to the COVID-19 pandemic, including the implementation of remote work arrangements. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Subadvisers, monitoring the Subadvisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Subadvisers with respect to the services that the Subadvisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend subadvisers, and the Manager’s ability to monitor and oversee subadvisers and recommend replacement subadvisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Subadvisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Subadvisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Subadvisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Subadvisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Subadvisers.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Subadviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year, five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Subadvisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Subadviser was generally satisfactory, or, that any steps being taken by the Manager and Subadvisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Subadvisers, but noted that the Manager had negotiated the fees with the

Subadvisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Subadvisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. The Trustees also considered that the Manager proposed (and the Board approved) changes to the expense limitation for three Funds, in each case bringing total expenses closer to the median for the peer group. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Subadvisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of

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SUPPLEMENTAL INFORMATION (UNAUDITED)

economies of scale are shared with the Funds. In this regard, the Board noted that for eleven of sixteen Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Subadvisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Subadvisers and their affiliates are consistent with those expected for a subadviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, the 4th quintile for its performance universe for the 3-year period and the 5th quintile for its performance universes for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 3rd quintile for the 3-year period and in the 4th quintile for 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period, in the 1st quintile of its performance universe for the 3-year period and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 3rd quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 3rd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 2nd quintile.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 4th quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 4th quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would decrease the Fund’s expense limitation from 1.10% to 1.09% reflecting movement closer to the median of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, in the 1st quintile for the 3-year period and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 1st quintile for the 3-year period. The Board also noted that the Fund’s performance was above the benchmark index for the 3-year and 5- year periods. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian International Equity VIP Fund (formerly, Guardian International Value VIP Fund)

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 3rd quintile of the expense group and that the actual management fee was in the 2nd quintile.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 5th quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

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•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 2nd quintile.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period and lower than the benchmark index for the since-inception period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 1st quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile of the expense group and that the actual management fee was in the 3rd quintile.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 4th quintile for the since-inception period. The Board also noted that the
Fund’s performance was below the benchmark index for the 1-year period and was in line with the benchmark index for the since-inception period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 3rd quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile.

Guardian All Cap Core VIP Fund, Guardian Select Mid Cap Core VIP Fund, Guardian Small-Mid Cap Core VIP Fund and Guardian Strategic Large Cap Core VIP Fund

•	Given each Fund’s short operational history, Broadridge did not provide performance information for these Funds. The Board noted that it would have opportunity to consider each Fund’s performance information at future contract review meetings and would receive monthly performance information from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile for each Fund, except Guardian Strategic Large Cap Core VIP Fund. The Board noted that the contractual management fee and actual total expenses were in the 1st quintile for the Guardian Strategic Large Cap Core VIP Fund and the actual management fee was in the 2nd quintile.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

22

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

23

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8175

Guardian Variable

Products Trust

2022

Semiannual Report

All Data as of June 30, 2022

Guardian Mid Cap Relative Value VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Mid Cap Relative Value VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2022. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $178,728,731

Sector Allocation[1] As of June 30, 2022

Top Ten Holdings[2] As of June 30, 2022

Holding	% of Total Net Assets
Carlisle Cos., Inc.	4.19%
Republic Services, Inc.	3.49%
Arch Capital Group Ltd.	3.45%
LKQ Corp.	3.29%
Amdocs Ltd.	3.17%
Brown & Brown, Inc.	2.92%
American Electric Power Co., Inc.	2.85%
Humana, Inc.	2.79%
Reynolds Consumer Products, Inc.	2.74%
Keurig Dr Pepper, Inc.	2.68%
Total	31.57%

[1]	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
[2]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22-6/30/22	Expense Ratio During Period 1/1/22-6/30/22
Based on Actual Return	$1,000.00	$ 875.30	$4.88	1.05%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,019.59	$5.26	1.05%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

June 30, 2022 (unaudited)	Shares	Value
Common Stocks – 98.0%

Auto Components – 2.9%

Aptiv PLC(1)	19,558	$1,742,031

Lear Corp.	27,371	3,445,735

		5,187,766
Banks – 3.6%

Fifth Third Bancorp	85,316	2,866,617

PacWest Bancorp	27,092	722,273

Regions Financial Corp.	114,837	2,153,194

Zions Bancorporation NA	14,186	722,067

		6,464,151
Beverages – 2.7%

Keurig Dr Pepper, Inc.	135,353	4,790,143

		4,790,143
Building Products – 5.4%

Builders FirstSource, Inc.(1)	39,695	2,131,621

Carlisle Cos., Inc.	31,357	7,482,094

		9,613,715
Capital Markets – 0.5%

LPL Financial Holdings, Inc.	4,543	838,093

		838,093
Chemicals – 0.3%

FMC Corp.	5,101	545,858

		545,858
Commercial Services & Supplies – 3.5%

Republic Services, Inc.	47,613	6,231,113

		6,231,113
Communications Equipment – 0.9%

Juniper Networks, Inc.	55,650	1,586,025

		1,586,025
Construction & Engineering – 2.2%

API Group Corp.(1)	54,430	814,817

MasTec, Inc.(1)	44,477	3,187,222

		4,002,039
Construction Materials – 2.0%

Vulcan Materials Co.	25,627	3,641,597

		3,641,597
Consumer Finance – 1.4%

Discover Financial Services	27,045	2,557,916

		2,557,916
Containers & Packaging – 0.8%

AptarGroup, Inc.	13,253	1,367,842

		1,367,842
Distributors – 3.3%

LKQ Corp.	119,613	5,871,802

		5,871,802
Diversified Financial Services – 1.4%

Pershing Square Tontine Holdings Ltd., Class A(1)	125,172	2,499,685

		2,499,685

June 30, 2022 (unaudited)	Shares	Value
Electric Utilities – 5.3%

American Electric Power Co., Inc.	53,165	$5,100,650

FirstEnergy Corp.	112,821	4,331,198

		9,431,848
Energy Equipment & Services – 1.2%

Baker Hughes Co.	31,098	897,799

NOV, Inc.	74,016	1,251,611

		2,149,410
Equity Real Estate Investment Trusts (REITs) – 3.7%

American Campus Communities, Inc.	53,359	3,440,055

Gaming and Leisure Properties, Inc.	67,987	3,117,884

		6,557,939
Health Care Equipment & Supplies – 3.7%

Alcon, Inc.	57,073	3,988,832

Zimmer Biomet Holdings, Inc.	24,561	2,580,379

		6,569,211
Health Care Providers & Services – 4.1%

Humana, Inc.	10,642	4,981,201

Universal Health Services, Inc., Class B	22,881	2,304,345

		7,285,546
Hotels, Restaurants & Leisure – 1.7%

Wendy’s Co.	29,920	564,890

Yum China Holdings, Inc.	51,665	2,505,752

		3,070,642
Household Durables – 2.7%

D.R. Horton, Inc.	61,838	4,093,057

Helen of Troy Ltd.(1)	4,354	707,133

		4,800,190
Household Products – 4.8%

Church & Dwight Co., Inc.	39,434	3,653,954

Reynolds Consumer Products, Inc.	179,888	4,905,546

		8,559,500
Insurance – 10.1%

Allstate Corp.	25,174	3,190,301

Arch Capital Group Ltd.(1)	135,667	6,171,492

Axis Capital Holdings Ltd.	14,214	811,477

Brown & Brown, Inc.	89,426	5,217,113

Loews Corp.	45,507	2,696,745

		18,087,128
IT Services – 4.9%

Amdocs Ltd.	68,101	5,673,494

Euronet Worldwide, Inc.(1)	31,203	3,138,710

		8,812,204
Life Sciences Tools & Services – 1.0%

Charles River Laboratories International, Inc.(1)	8,039	1,720,105

		1,720,105
Machinery – 4.3%

Donaldson Co., Inc.	56,823	2,735,459

Gates Industrial Corp. PLC(1)	141,634	1,531,063

Stanley Black & Decker, Inc.	32,623	3,420,848

		7,687,370

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

June 30, 2022 (unaudited)	Shares	Value
Metals & Mining – 1.0%

Freeport-McMoRan, Inc.	62,329	$1,823,747

		1,823,747
Mortgage Real Estate Investment Trusts (REITs) – 2.0%

Annaly Capital Management, Inc.	619,282	3,659,957

		3,659,957
Oil, Gas & Consumable Fuels – 4.3%

Devon Energy Corp.	34,273	1,888,785

EOG Resources, Inc.	27,884	3,079,509

Valero Energy Corp.	26,155	2,779,753

		7,748,047
Professional Services – 2.9%

Dun & Bradstreet Holdings, Inc.(1)	71,633	1,076,644

Jacobs Engineering Group, Inc.	32,451	4,125,496

		5,202,140
Real Estate Management & Development – 2.6%

CBRE Group, Inc., Class A(1)	62,548	4,604,158

		4,604,158
Software – 1.4%

NCR Corp.(1)	83,779	2,606,365

		2,606,365
Specialty Retail – 0.7%

Best Buy Co., Inc.	18,052	1,176,810

		1,176,810
Trading Companies & Distributors – 2.6%

AerCap Holdings NV(1)	114,223	4,676,290

		4,676,290
Water Utilities – 2.1%

American Water Works Co., Inc.	24,764	3,684,140

		3,684,140

Total Common Stocks (Cost $145,777,956)		175,110,492

June 30, 2022 (unaudited)	Shares	Value
Exchange–Traded Funds – 0.2%

SPDR S&P Oil & Gas Exploration & Production ETF	3,722	$444,705

Total Exchange–Traded Funds (Cost $407,482)		444,705
Warrants — 0.0%

Liberty Media Acquisition Corp., Class A(1)	7,895	3,789

Pershing Square Tontine Holdings Ltd., Class A(1)	17,930	7,712

Total Warrants (Cost $118,884)		11,501

	Principal Amount	Value
Short–Term Investments – 1.8%

Repurchase Agreements – 1.8%

Fixed Income Clearing Corp., 0.24%, dated 6/30/2022, proceeds at maturity value of $3,170,948, due 7/1/2022(2)	$3,170,926	3,170,926

Total Repurchase Agreements (Cost $3,170,926)		3,170,926

Total Investments – 100.0% (Cost $149,475,248)		178,737,624

Liabilities in excess of other assets – (0.0)%		(8,893)

Total Net Assets – 100.0%		$178,728,731

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	3.00%	6/30/2024	$3,237,900	$3,234,358

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$175,110,492	$—	$—	$175,110,492
Exchange–Traded Funds	444,705	—	—	444,705
Warrants	—	11,501	—	11,501
Repurchase Agreements	—	3,170,926	—	3,170,926
Total	$175,555,197	$3,182,427	$—	$178,737,624

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Statement of Assets and Liabilities As of June 30, 2022 (unaudited)
Assets

Investments, at value	$178,737,624

Dividends/interest receivable	318,197

Receivable for investments sold	178,751

Foreign tax reclaims receivable	4,095

Prepaid expenses	1,626

Total Assets	179,240,293

Liabilities

Payable for fund shares redeemed	209,124

Investment advisory fees payable	106,241

Payable for investments purchased	90,488

Distribution fees payable	38,109

Accrued audit fees	13,473

Accrued custodian and accounting fees	12,911

Accrued trustees’ and officers’ fees	960

Accrued expenses and other liabilities	40,256

Total Liabilities	511,562

Total Net Assets	$178,728,731

Net Assets Consist of:

Paid-in capital	$83,388,749

Distributable earnings	95,339,982

Total Net Assets	$178,728,731

Investments, at Cost	$149,475,248

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	11,067,523

Net Asset Value Per Share	$16.15

Statement of Operations For the Six Months Ended June 30, 2022 (unaudited)
Investment Income

Dividends	$1,882,086

Interest	420

Withholding taxes on foreign dividends	(206)

Total Investment Income	1,882,300

Expenses

Investment advisory fees	724,251

Distribution fees	260,991

Professional fees	27,691

Trustees’ and officers’ fees	24,355

Custodian and accounting fees	20,313

Administrative fees	17,188

Transfer agent fees	7,361

Shareholder reports	5,610

Other expenses	5,825

Total Expenses	1,093,585

Net Investment Income/(Loss)	788,715

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments
Net realized gain/(loss) from investments	15,064,935
Net change in unrealized appreciation/(depreciation) on investments	(42,877,329)

Net Loss on Investments	(27,812,394)

Net Decrease in Net Assets Resulting From Operations	$(27,023,679)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/22	For the Year Ended 12/31/21

Operations

Net investment income/(loss)	$788,715	$792,713

Net realized gain/(loss) from investments	15,064,935	38,207,876

Net change in unrealized appreciation/(depreciation) on investments	(42,877,329)	24,395,007

Net Increase/(Decrease) in Net Assets Resulting from Operations	(27,023,679)	63,395,596

Capital Share Transactions

Proceeds from sales of shares	1,454,475	11,092,980

Cost of shares redeemed	(32,765,387)	(82,355,187)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(31,310,912)	(71,262,207)

Net Decrease in Net Assets	(58,334,591)	(7,866,611)

Net Assets

Beginning of period	237,063,322	244,929,933

End of period	$178,728,731	$237,063,322

Other Information:

Shares

Sold	84,288	655,906

Redeemed	(1,864,368)	(4,907,714)

Net Decrease	(1,780,080)	(4,251,808)

6	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

7

FINANCIAL INFORMATION — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/22	$18.45	$0.07	$(2.37)	$(2.30)	$16.15	(12.47)%	(4)

Year Ended 12/31/21	14.32	0.05	4.08	4.13	18.45	28.84%

Year Ended 12/31/20	13.93	0.09	0.30	0.39	14.32	2.80%

Year Ended 12/31/19	10.28	0.10	3.55	3.65	13.93	35.51%

Year Ended 12/31/18	12.02	0.08	(1.82)	(1.74)	10.28	(14.48)%

Year Ended 12/31/17	10.81	0.10	1.11	1.21	12.02	11.19%

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate

$178,729	1.05%	(4)	1.05%	(4)	0.75%	(4)	0.75%	(4)	12%	(4)

237,063	1.05%		1.05%		0.32%		0.32%		31%

244,930	1.06%		1.11%		0.70%		0.65%		56%

235,342	1.00%		1.10%		0.83%		0.73%		37%

204,185	1.00%		1.14%		0.66%		0.52%		31%

12,797	1.09%		2.09%		0.87%		(0.13)%		76%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.‘s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers, expense limitations, and recoupments, if any.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

June 30, 2022 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Mid Cap Relative Value VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2022, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2022 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2022, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2022, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/

discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.72% up to $100 million, 0.67% up to $300 million, 0.62% up to $500 million, and 0.60% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2023 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.08% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2022, Park Avenue did not waive any fees or pay any Fund expenses.

Park Avenue has entered into a Sub-Advisory Agreement with Allspring Global Investments, LLC (“Allspring”). Allspring is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2022, the Fund paid distribution fees in the amount of $260,991 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $25,643,712 and $56,682,039, respectively, for the six months ended June 30, 2022. During the six months ended June 30, 2022, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

(a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 6, 2023. The Fund did not utilize the credit facility during the six months ended June 30, 2022.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually, taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified, no less than monthly, into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets that must be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 23-24, 2022, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented since its inception.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Recent Rulemaking

Rule 2a-5 and Rule 31a-4

In December 2020, the Securities and Exchange Commission (“SEC”) adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act and defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a fund must fair value a security. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 is September 8, 2022.

Rule 18f-4

In October 2020, the SEC adopted Rule 18f-4 under the 1940 Act related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies. Rule 18f-4 supersedes the framework currently used by funds to comply with Section 18 of the 1940 Act and requires funds whose use of derivatives is more than a limited specified exposure to establish a derivatives risk management program and appoint a derivatives risk manager. The compliance date for Rule 18f-4 is August 19, 2022.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 23-24, 2022 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund (formerly, Guardian International Value VIP Fund); Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid Cap Core VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (“Investment Management Agreement”), is in the best interests of the Funds and their shareholders; and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as subadvisers to certain of the Funds (the “Sub-advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund; (ii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund; (iii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iv) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (v) Wellington Management Company LLP with respect to Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vii) Janus Henderson Investors US LLC (formerly, Janus Capital Management LLC) with respect to Guardian Mid Cap Traditional Growth VIP Fund; (viii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (ix) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (x) FIAM LLC with respect to Guardian Select Mid Cap Core VIP Fund; and (xi) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting (each, a “Subadviser” and collectively, the “Subadvisers”) for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Subadviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Subadvisers.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Subadviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Subadvisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Subadvisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Subadviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Subadvisers to the COVID-19 pandemic, including the implementation of remote work arrangements. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Subadvisers, monitoring the Subadvisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Subadvisers with respect to the services that the Subadvisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend subadvisers, and the Manager’s ability to monitor and oversee subadvisers and recommend replacement subadvisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Subadvisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Subadvisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Subadvisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Subadvisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio

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SUPPLEMENTAL INFORMATION (UNAUDITED)

managers for the Sub-advised Funds and the capabilities and resources of the Subadvisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Subadviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year, five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Subadvisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Subadviser was generally satisfactory, or, that any steps being taken by the Manager and Subadvisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Subadvisers, but noted that the Manager had negotiated the fees with the Subadvisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Subadvisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. The Trustees also considered that the Manager proposed (and the Board approved) changes to the expense limitation for three Funds, in each case bringing total expenses closer to the median for the peer group. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Subadvisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for eleven of sixteen Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Subadvisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Subadvisers and their affiliates are consistent with those expected for a subadviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, the 4th quintile for its performance universe for the 3-year period and the 5th quintile for its performance universes for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 3rd quintile for the 3-year period and in the 4th quintile for 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•

The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period, in the 1st quintile of its performance universe for the 3-year period and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and 5-year periods. The Board noted

20

SUPPLEMENTAL INFORMATION (UNAUDITED)

that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 3rd quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 3rd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 2nd quintile.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 4th quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 4th quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would decrease the Fund’s expense limitation from
1.10% to 1.09% reflecting movement closer to the median of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, in the 1st quintile for the 3-year period and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 1st quintile for the 3-year period. The Board also noted that the Fund’s performance was above the benchmark index for the 3-year and 5- year periods. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian International Equity VIP Fund (formerly, Guardian International Value VIP Fund)

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 3rd quintile of the expense group and that the actual management fee was in the 2nd quintile.

Guardian Core Plus Fixed Income VIP Fund

•

The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 5th quintile for the 5-year period. The Board also noted that the Fund’s performance was higher

21

SUPPLEMENTAL INFORMATION (UNAUDITED)

than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 2nd quintile.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period and lower than the benchmark index for the since-inception period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 1st quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile of the expense group and that the actual management fee was in the 3rd quintile.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the

1-year period and in the 4th quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year period and was in line with the benchmark index for the since-inception period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 3rd quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile.

Guardian All Cap Core VIP Fund, Guardian Select Mid Cap Core VIP Fund, Guardian Small-Mid Cap Core VIP Fund and Guardian Strategic Large Cap Core VIP Fund

•	Given each Fund’s short operational history, Broadridge did not provide performance information for these Funds. The Board noted that it would have opportunity to consider each Fund’s performance information at future contract review meetings and would receive monthly performance information from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile for each Fund, except Guardian Strategic Large Cap Core VIP Fund. The Board noted that the contractual management fee and actual total expenses were in the 1st quintile for the Guardian Strategic Large Cap Core VIP Fund and the actual management fee was in the 2nd quintile.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

22

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

23

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8176

Guardian Variable

Products Trust

2022

Semiannual Report

All Data as of June 30, 2022

Guardian Mid Cap Traditional Growth VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Mid Cap Traditional Growth VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2022. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $94,676,982

Sector Allocation[1] As of June 30, 2022

Top Ten Holdings[2] As of June 30, 2022

Holding	% of Total Net Assets
LPL Financial Holdings, Inc.	4.57%
Constellation Software, Inc.	2.92%
ON Semiconductor Corp.	2.90%
SS&C Technologies Holdings, Inc.	2.87%
WR Berkley Corp.	2.84%
Intact Financial Corp.	2.80%
TE Connectivity Ltd.	2.79%
Boston Scientific Corp.	2.66%
WEX, Inc.	2.50%
Amdocs Ltd.	2.46%
Total	29.31%

[1]	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
[2]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22-6/30/22	Expense Ratio During Period 1/1/22-6/30/22
Based on Actual Return	$1,000.00	$ 791.60	$4.89	1.10%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,019.34	$5.51	1.10%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

June 30, 2022 (unaudited)	Shares	Value
Common Stocks – 96.9%

Aerospace & Defense – 1.9%

L3Harris Technologies, Inc.	7,262	$1,755,225

		1,755,225
Airlines – 0.9%

Ryanair Holdings PLC, ADR(1)	12,356	830,941

		830,941
Auto Components – 0.5%

Visteon Corp.(1)	4,763	493,352

		493,352
Banks – 0.5%

SVB Financial Group(1)	1,171	462,533

		462,533
Biotechnology – 2.6%

Abcam PLC, ADR(1)	16,107	232,907

Ascendis Pharma A/S, ADR(1)	5,538	514,813

BioMarin Pharmaceutical, Inc.(1)	8,785	728,013

Neurocrine Biosciences, Inc.(1)	5,636	549,397

Sarepta Therapeutics, Inc.(1)	6,146	460,704

		2,485,834
Capital Markets – 6.4%

Cboe Global Markets, Inc.	8,223	930,761

Charles Schwab Corp.	5,589	353,113

LPL Financial Holdings, Inc.	23,461	4,328,085

MSCI, Inc.	1,103	454,602

		6,066,561
Chemicals – 0.4%

Corteva, Inc.	7,325	396,576

		396,576
Commercial Services & Supplies – 2.1%

Cimpress PLC(1)	12,024	467,734

Rentokil Initial PLC (United Kingdom)	25,283	146,131

Ritchie Bros Auctioneers, Inc.	21,090	1,372,115

		1,985,980
Containers & Packaging – 1.3%

Sealed Air Corp.	22,000	1,269,840

		1,269,840
Diversified Consumer Services – 1.5%

Frontdoor, Inc.(1)	18,912	455,401

Terminix Global Holdings, Inc.(1)	22,520	915,438

		1,370,839
Electric Utilities – 1.1%

Alliant Energy Corp.	18,301	1,072,622

		1,072,622
Electrical Equipment – 2.9%

Regal Rexnord Corp.	4,430	502,894

Sensata Technologies Holding PLC	54,582	2,254,782

		2,757,676
Electronic Equipment, Instruments & Components – 7.1%

Flex Ltd.(1)	104,026	1,505,256

June 30, 2022 (unaudited)	Shares	Value
Electronic Equipment, Instruments & Components (continued)

National Instruments Corp.	34,209	$1,068,347

TE Connectivity Ltd.	23,356	2,642,731

Teledyne Technologies, Inc.(1)	3,986	1,495,189

		6,711,523
Entertainment – 1.8%

Liberty Media Corp-Liberty Formula One, Class C(1)	27,350	1,735,904

		1,735,904
Equity Real Estate Investment Trusts (REITs) – 1.5%

Lamar Advertising Co., Class A	16,090	1,415,437

		1,415,437
Health Care Equipment & Supplies – 7.4%

Boston Scientific Corp.(1)	67,589	2,519,042

Cooper Cos., Inc.	3,364	1,053,336

Dentsply Sirona, Inc.	21,345	762,657

ICU Medical, Inc.(1)	6,943	1,141,360

Teleflex, Inc.	6,224	1,530,170

		7,006,565
Hotels, Restaurants & Leisure – 1.7%

Aramark	30,690	940,035

Entain PLC (United Kingdom)(1)	45,986	697,799

		1,637,834
Insurance – 7.2%

Aon PLC, Class A	2,829	762,925

Intact Financial Corp. (Canada)	18,771	2,647,656

Ryan Specialty Holdings, Inc.(1)	17,108	670,462

WR Berkley Corp.	39,383	2,688,284

		6,769,327
Interactive Media & Services – 0.5%

Ziff Davis, Inc.(1)	6,873	512,245

		512,245
Internet & Direct Marketing Retail – 0.3%

Wayfair, Inc., Class A(1)	5,878	256,046

		256,046
IT Services – 14.2%

Amdocs Ltd.	27,934	2,327,182

Broadridge Financial Solutions, Inc.	10,159	1,448,165

Fidelity National Information Services, Inc.	14,004	1,283,747

Global Payments, Inc.	10,336	1,143,575

GoDaddy, Inc., Class A(1)	31,379	2,182,723

SS&C Technologies Holdings, Inc.	46,806	2,718,024

WEX, Inc.(1)	15,208	2,365,757

		13,469,173
Life Sciences Tools & Services – 4.2%

Avantor, Inc.(1)	45,159	1,404,445

Illumina, Inc.(1)	3,322	612,444

PerkinElmer, Inc.	8,976	1,276,567

Waters Corp.(1)	1,987	657,657

		3,951,113

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

June 30, 2022 (unaudited)	Shares	Value
Machinery – 2.6%

Ingersoll Rand, Inc.	29,788	$1,253,479

Westinghouse Air Brake Technologies Corp.	15,103	1,239,654

		2,493,133
Multiline Retail – 0.5%

Dollar Tree, Inc.(1)	2,878	448,536

		448,536
Pharmaceuticals – 2.3%

Catalent, Inc.(1)	14,298	1,534,032

Elanco Animal Health, Inc.(1)	34,750	682,143

		2,216,175
Professional Services – 0.2%

Upwork, Inc.(1)	10,301	213,025

		213,025
Real Estate Management & Development – 0.2%

Redfin Corp.(1)	16,513	136,067

		136,067
Road & Rail – 2.5%

JB Hunt Transport Services, Inc.	14,737	2,320,635

		2,320,635
Semiconductors & Semiconductor Equipment – 8.1%

KLA Corp.	6,484	2,068,915

Lam Research Corp.	1,552	661,385

Microchip Technology, Inc.	21,522	1,249,998

NXP Semiconductors NV	6,415	949,612

ON Semiconductor Corp.(1)	54,628	2,748,334

		7,678,244
Software – 7.4%

Atlassian Corp. PLC, Class A(1)	2,903	544,022

Ceridian HCM Holding, Inc.(1)	21,712	1,022,201

Constellation Software, Inc. (Canada)	1,865	2,768,624

Dolby Laboratories, Inc., Class A	6,935	496,269

Dynatrace, Inc.(1)	14,782	583,002

Nice Ltd., ADR(1)	6,802	1,309,045

Topicus.com, Inc. (Canada)(1)	4,812	271,516

		6,994,679

June 30, 2022 (unaudited)	Shares	Value
Specialty Retail – 2.4%

Burlington Stores, Inc.(1)	3,860	$525,848

CarMax, Inc.(1)	19,338	1,749,702

		2,275,550
Textiles, Apparel & Luxury Goods – 1.3%

Gildan Activewear, Inc.	43,929	1,264,277

		1,264,277
Trading Companies & Distributors – 1.4%

Ferguson PLC	11,524	1,275,822

		1,275,822

Total Common Stocks (Cost $79,232,840)		91,729,289

	Principal Amount	Value
Short–Term Investments – 3.2%
Repurchase Agreements – 3.2%

Fixed Income Clearing Corp., 0.24%, dated 6/30/2022, proceeds at maturity value of $3,019,094, due 7/1/2022(2)	$3,019,073	3,019,073

Total Repurchase Agreements (Cost $3,019,073)		3,019,073

Total Investments – 100.1% (Cost $82,251,913)		94,748,362

Liabilities in excess of other assets – (0.1)%		(71,380)

Total Net Assets – 100.0%		$94,676,982

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	3.00%	6/30/2024	$3,082,900	$3,079,527

Legend:

ADR—American Depositary Receipt

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$90,885,359	$843,930	*	$—	$91,729,289
Repurchase Agreements	—	3,019,073		—	3,019,073
Total	$90,885,359	$3,863,003		$—	$94,748,362

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Statement of Assets and Liabilities As of June 30, 2022 (unaudited)
Assets

Investments, at value	$94,748,362

Foreign currency, at value	15,312

Receivable for investments sold	240,102

Dividends/interest receivable	55,057

Reimbursement receivable from adviser	10,086

Foreign tax reclaims receivable	1,679

Prepaid expenses	755

Total Assets	95,071,353

Liabilities

Payable for investments purchased	151,389

Payable for fund shares redeemed	108,767

Investment advisory fees payable	64,754

Distribution fees payable	20,254

Accrued audit fees	13,473

Accrued custodian and accounting fees	11,386

Accrued trustees’ and officers’ fees	840

Accrued expenses and other liabilities	23,508

Total Liabilities	394,371

Total Net Assets	$94,676,982

Net Assets Consist of:

Paid-in capital	$41,397,655

Distributable earnings	53,279,327

Total Net Assets	$94,676,982

Investments, at Cost	$82,251,913

Foreign Currency, at Cost	$15,294

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	5,128,362

Net Asset Value Per Share	$18.46

Statement of Operations For the Six Months Ended June 30, 2022 (unaudited)
Investment Income

Dividends	$420,832

Interest	673

Withholding taxes on foreign dividends	(10,639)

Total Investment Income	410,866

Expenses

Investment advisory fees	428,436

Distribution fees	134,590

Custodian and accounting fees	22,708

Professional fees	20,996

Trustees’ and officers’ fees	12,933

Administrative fees	9,692

Transfer agent fees	6,284

Shareholder reports	4,572

Other expenses	3,084

Total Expenses	643,295

Less: Fees waived	(51,099)

Total Expenses, Net	592,196

Net Investment Income/(Loss)	(181,330)

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	3,582,285

Net realized gain/(loss) from foreign currency transactions	(448)

Net change in unrealized appreciation/(depreciation) on investments	(28,696,054)

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(216)

Net Loss on Investments and Foreign Currency Transactions	(25,114,433)

Net Decrease in Net Assets Resulting From Operations	$(25,295,763)

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/22	For the Year Ended 12/31/21

Operations

Net investment income/(loss)	$(181,330)	$(314,295)

Net realized gain/(loss) from investments and foreign currency transactions	3,581,837	17,082,447

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(28,696,270)	3,673,297

Net Increase/(Decrease) in Net Assets Resulting from Operations	(25,295,763)	20,441,449

Capital Share Transactions

Proceeds from sales of shares	4,332,933	317,376

Cost of shares redeemed	(7,462,286)	(28,214,300)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(3,129,353)	(27,896,924)

Net Decrease in Net Assets	(28,425,116)	(7,455,475)

Net Assets

Beginning of period	123,102,098	130,557,573

End of period	$94,676,982	$123,102,098

Other Information:

Shares

Sold	209,233	14,583

Redeemed	(358,983)	(1,293,489)

Net Decrease	(149,750)	(1,278,906)

6	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

7

FINANCIAL INFORMATION — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Loss(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/22	$23.32	$(0.03)	$(4.83)	$(4.86)	$18.46	(20.84)%	(4)

Year Ended 12/31/21	19.91	(0.05)	3.46	3.41	23.32	17.13%

Year Ended 12/31/20	16.71	(0.04)	3.24	3.20	19.91	19.15%

Year Ended 12/31/19	12.27	(0.01)	4.45	4.44	16.71	36.19%

Year Ended 12/31/18	12.72	(0.01)	(0.44)	(0.45)	12.27	(3.54)%

Year Ended 12/31/17	9.99	(0.02)	2.75	2.73	12.72	27.33%

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Loss to Average Net Assets(3)		Gross Ratio of Net Investment Loss to Average Net Assets		Portfolio Turnover Rate

$94,677	1.10%	(4)	1.19%	(4)	(0.34)%	(4)	(0.43)%	(4)	11%	(4)

123,102	1.10%		1.17%		(0.24)%		(0.31)%		10%

130,558	1.10%		1.23%		(0.25)%		(0.38)%		19%

125,058	1.10%		1.26%		(0.07)%		(0.23)%		10%

110,065	1.10%		1.31%		(0.07)%		(0.28)%		30%

12,681	1.09%		2.15%		(0.20)%		(1.26)%		35%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Loss to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

June 30, 2022 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Mid Cap Traditional Growth VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term growth of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2022, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2022 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2022, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2022, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.80% up to $100 million, 0.75% up to $300 million, and 0.73% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2023 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.09% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2022, Park Avenue waived fees and/or paid Fund expenses in the amount of $51,099.

Park Avenue has entered into a Sub-Advisory Agreement with Janus Henderson Investors US LLC (“Janus”). Janus is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2022, the Fund paid distribution fees in the amount of $134,590 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $11,061,259 and $12,723,585, respectively, for the six months ended June 30, 2022. During the six months ended June 30, 2022, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include,

but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 6, 2023. The Fund did not utilize the credit facility during the six months ended June 30, 2022.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

14

SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually, taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified, no less than monthly, into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets that must be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 23-24, 2022, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented since its inception.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

15

SUPPLEMENTAL INFORMATION (UNAUDITED)

Recent Rulemaking

Rule 2a-5 and Rule 31a-4

In December 2020, the Securities and Exchange

Commission (“SEC”) adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act and defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a fund must fair value a security. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 is September 8, 2022.

Rule 18f-4

In October 2020, the SEC adopted Rule 18f-4 under the 1940 Act related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies. Rule 18f-4 supersedes the framework currently used by funds to comply with Section 18 of the 1940 Act and requires funds whose use of derivatives is more than a limited specified exposure to establish a derivatives risk management program and appoint a derivatives risk manager. The compliance date for Rule 18f-4 is August 19, 2022.

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 23-24, 2022 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund (formerly, Guardian International Value VIP Fund); Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid Cap Core VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (“Investment Management Agreement”), is in the best interests of the Funds and their shareholders; and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as subadvisers to certain of the Funds (the “Sub-advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund; (ii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund; (iii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iv) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (v) Wellington Management Company LLP with respect to Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vii) Janus Henderson Investors US LLC (formerly, Janus Capital Management LLC) with respect to Guardian Mid Cap Traditional Growth VIP Fund; (viii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (ix) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (x) FIAM LLC with respect to Guardian Select Mid Cap Core VIP Fund; and (xi) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting (each, a “Subadviser” and collectively, the “Subadvisers”) for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Subadviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Subadvisers.

17

SUPPLEMENTAL INFORMATION (UNAUDITED)

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Subadviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Subadvisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Subadvisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Subadviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Subadvisers to the COVID-19 pandemic, including the implementation of remote work arrangements. The

Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Subadvisers, monitoring the Subadvisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Subadvisers with respect to the services that the Subadvisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend subadvisers, and the Manager’s ability to monitor and oversee subadvisers and recommend replacement subadvisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Subadvisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Subadvisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Subadvisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Subadvisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Subadvisers.

18

SUPPLEMENTAL INFORMATION (UNAUDITED)

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Subadviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year, five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Subadvisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Subadviser was generally satisfactory, or, that any steps being taken by the Manager and Subadvisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Subadvisers, but noted that the Manager had negotiated the fees with the Subadvisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Subadvisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. The Trustees also considered that the Manager proposed (and the Board approved) changes to the expense limitation for three Funds, in each case bringing total expenses closer to the median for the peer group. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Subadvisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for eleven of sixteen Funds,

19

SUPPLEMENTAL INFORMATION (UNAUDITED)

the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Subadvisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Subadvisers and their affiliates are consistent with those expected for a subadviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, the 4th quintile for its performance universe for the 3-year period and the 5th quintile for its performance universes for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 3rd quintile for the 3-year period and in the 4th quintile for 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period, in the 1st quintile of its performance universe for the 3-year period and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

20

SUPPLEMENTAL INFORMATION (UNAUDITED)

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 3rd quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 3rd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 2nd quintile.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 4th quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 4th quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would decrease the Fund’s expense limitation from 1.10% to 1.09% reflecting movement closer to the median of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, in the 1st quintile for the 3-year period and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 1st quintile for the 3-year period. The Board also noted that the Fund’s performance was above the benchmark index for the 3-year and 5- year periods. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian International Equity VIP Fund (formerly, Guardian International Value VIP Fund)

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 3rd quintile of the expense group and that the actual management fee was in the 2nd quintile.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 5th quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that

21

SUPPLEMENTAL INFORMATION (UNAUDITED)

the actual management fee was in the 3rd quintile and that actual total expenses were in the 2nd quintile.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period and lower than the benchmark index for the since-inception period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 1st quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile of the expense group and that the actual management fee was in the 3rd quintile.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 4th quintile for the since-inception period. The Board also noted that the
Fund’s performance was below the benchmark index for the 1-year period and was in line with the benchmark index for the since-inception period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 3rd quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile.

Guardian All Cap Core VIP Fund, Guardian Select Mid Cap Core VIP Fund, Guardian Small-Mid Cap Core VIP Fund and Guardian Strategic Large Cap Core VIP Fund

•	Given each Fund’s short operational history, Broadridge did not provide performance information for these Funds. The Board noted that it would have opportunity to consider each Fund’s performance information at future contract review meetings and would receive monthly performance information from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile for each Fund, except Guardian Strategic Large Cap Core VIP Fund. The Board noted that the contractual management fee and actual total expenses were in the 1st quintile for the Guardian Strategic Large Cap Core VIP Fund and the actual management fee was in the 2nd quintile.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

22

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

23

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8177

Guardian Variable

Products Trust

2022

Semiannual Report

All Data as of June 30, 2022

Guardian Multi-Sector Bond VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Multi-Sector Bond VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2022. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN MULTI-SECTOR BOND VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $256,759,673

Bond Sector Allocation[1] As of June 30, 2022

Bond Quality Allocation[2] As of June 30, 2022

1

GUARDIAN MULTI-SECTOR BOND VIP FUND

Top Ten Holdings[1] As of June 30, 2022

Holding	Coupon Rate	Maturity Date	% of Total Net Assets
U.S. Treasury Note	2.500%	4/30/2024	11.70%
U.S. Treasury Note	1.875%	2/15/2032	5.13%
Vanguard Short-Term Inflation-Protected Securities ETF	—	—	4.59%
U.S. Treasury Note	2.750%	4/30/2027	3.08%
Federal National Mortgage Association	3.000%	5/1/2052	2.46%
Federal National Mortgage Association	3.500%	6/1/2052	1.94%
Federal National Mortgage Association	4.000%	6/1/2052	1.79%
Federal Home Loan Mortgage Corp.	4.000%	6/1/2052	1.72%
Federal National Mortgage Association	3.500%	5/1/2052	1.64%
Parker-Hannifin Corp.	4.250%	9/15/2027	1.59%
Total			35.64%

[1]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Cash includes short-term investments and net other assets and liabilities.
[2]

The Bond Quality Allocation chart displays the percentage of fund assets allocated to each rating. Rating agencies’ independent ratings of individual securities are aggregated by Barclays, and market weights are reported using Standard & Poor’s letter rating conventions. Rating methodology uses the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services, and Fitch Ratings. When a rating from only two of the rating agencies is available, the lower rating is used. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standards of credit quality. Rating agencies may fail to make timely changes in credit ratings, and an issuer’s current financial condition may be better or worse than a rating indicates. In formulating investment decisions for the Fund, Park Avenue Institutional Advisers LLC develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

2

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22-6/30/22	Expense Ratio During Period 1/1/22-6/30/22
Based on Actual Return	$1,000.00	$ 878.00	$4.05	0.87%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,020.48	$4.36	0.87%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2022 (unaudited)	Principal Amount	Value
Agency Mortgage–Backed Securities – 14.7%

Federal Home Loan Mortgage Corp. 3.50% due 6/1/2052	$3,184,348	$3,064,615
4.00% due 6/1/2052	4,480,087	4,420,737

Federal National Mortgage Association 3.00% due 5/1/2052	6,788,399	6,325,968
3.50% due 5/1/2052	4,384,397	4,220,209
3.50% due 6/1/2052	5,179,748	4,984,848
4.00% due 6/1/2052	4,658,617	4,596,896

Freddie Mac Multifamily Structured Pass-Through Certificates
K065 A2 3.243% due 4/25/2027	2,600,000	2,584,946
K069 A2 3.187% due 9/25/2027(1)(2)	2,350,000	2,328,182
K073 A2 3.35% due 1/25/2028	1,175,000	1,175,813
K075 A2 3.65% due 2/25/2028(1)(2)	2,585,000	2,617,635
K103 A2 2.651% due 11/25/2029	1,390,000	1,320,663

Total Agency Mortgage–Backed Securities (Cost $38,093,637)		37,640,512
Asset–Backed Securities – 13.7%

AIMCO CLO 2017-AA DR 4.213% (LIBOR 3 Month + 3.15%) due 4/20/2034(1)(3)	1,800,000	1,677,942

American Express Credit Account Master Trust 2017-7 B 2.54% due 5/15/2025	2,080,000	2,078,075

American Tower Trust I 13 2A 3.07% due 3/15/2023(3)	1,300,000	1,294,404

AmeriCredit Automobile Receivables Trust 2019-3 B 2.13% due 7/18/2025	1,184,307	1,182,418

Ares XXXIV CLO Ltd. 2015-2A BR2 2.644% (LIBOR 3 Month + 1.60%) due 4/17/2033(1)(3)	300,000	285,649

BlueMountain CLO Ltd. 2014-2A BR2 2.813% (LIBOR 3 Month + 1.75%) due 10/20/2030(1)(3)	600,000	571,424

CarMax Auto Owner Trust 2020-4 B 0.85% due 6/15/2026	1,250,000	1,168,054

CIFC Funding Ltd. 2013-4A BRR 2.825% (LIBOR 3 Month + 1.60%) due 4/27/2031(1)(3)	1,200,000	1,147,320

June 30, 2022 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

DB Master Finance LLC 2021-1A A2II 2.493% due 11/20/2051(3)	$945,250	$804,423

Dell Equipment Finance Trust 2020-2 A3 0.57% due 10/23/2023(3)	1,209,904	1,195,252

Elmwood CLO IX Ltd. 2021-2A C 2.963% (LIBOR 3 Month + 1.90%) due 7/20/2034(1)(3)	1,000,000	935,614

Ford Credit Auto Owner Trust 2020-1 A 2.04% due 8/15/2031(3)	600,000	573,838

Ford Credit Floorplan Master Owner Trust 2020-2 A 1.06% due 9/15/2027	1,320,000	1,211,902

Ford Credit Floorplan Master Owner Trust 2017-3 A 2.48% due 9/15/2024	600,000	599,706

GLS Auto Receivables Issuer Trust 2019-4A B 2.78% due 9/16/2024(3)	1,007,641	1,007,358

GM Financial Consumer Automobile Receivables Trust 2020-A A3 0.38% due 8/18/2025	1,278,290	1,248,890

Golden Credit Card Trust 2018-4A A 3.44% due 8/15/2025(3)	1,410,000	1,411,822

Greywolf CLO II Ltd. 2013-1A C2RR 5.244% (LIBOR 3 Month + 4.20%) due 4/15/2034(1)(3)	2,400,000	2,246,554

Hyundai Auto Lease Securitization Trust 2020-B A4 0.58% due 6/17/2024(3)	1,950,000	1,921,283

ICG U.S. CLO Ltd. 2018-2A B 2.886% (LIBOR 3 Month + 1.75%) due 7/22/2031(1)(3)	1,000,000	962,403

Master Credit Card Trust 2021-1A A 0.53% due 11/21/2025(3)	1,410,000	1,337,824

Neuberger Berman CLO XVII Ltd. 2014-17A BR2 2.636% (LIBOR 3 Month + 1.50%) due 4/22/2029(1)(3)	1,400,000	1,340,920

Octagon Investment Partners 50 Ltd. 2020-4A DR 4.194% (LIBOR 3 Month + 3.15%) due 1/15/2035(1)(3)	400,000	370,678

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2022 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

OHA Credit Funding 2 Ltd. 2019-2A CR 3.298% (LIBOR 3 Month + 2.20%) due 4/21/2034(1)(3)	$1,800,000	$1,687,140

Oscar U.S. Funding XIV LLC 2022-1A A2 1.60% due 3/10/2025(3)	1,250,000	1,227,924

Santander Drive Auto Receivables Trust 2021-1 B 0.50% due 4/15/2025	1,259,489	1,254,464

Synchrony Card Funding LLC 2022-A1 A 3.37% due 4/15/2028	1,060,000	1,052,750

Verizon Owner Trust 2019-B 2.40% due 12/20/2023	1,000,000	998,672

Voya CLO Ltd. 2016-3A A3R 2.794% (LIBOR 3 Month + 1.75%) due 10/18/2031(1)(3)	835,000	797,509

Westlake Automobile Receivables Trust 2020-3A A2 0.56% due 5/15/2024(3)	1,568,021	1,563,733

Total Asset–Backed Securities (Cost $36,089,662)		35,155,945
Corporate Bonds & Notes – 32.9%

Aerospace & Defense – 0.5%

Boeing Co. 5.15% due 5/1/2030	1,300,000	1,247,207

		1,247,207
Agriculture – 0.4%

Cargill, Inc. 2.125% due 11/10/2031(3)	1,300,000	1,083,693

		1,083,693
Apparel – 0.2%

NIKE, Inc. 2.85% due 3/27/2030	500,000	459,090

		459,090
Beverages – 0.8%

Anheuser-Busch InBev Worldwide, Inc. 3.50% due 6/1/2030	900,000	843,372

PepsiCo, Inc. 1.95% due 10/21/2031	1,300,000	1,108,575

		1,951,947
Building Materials – 0.4%

Cornerstone Building Brands, Inc. 6.125% due 1/15/2029(3)	1,500,000	966,120

		966,120

June 30, 2022 (unaudited)	Principal Amount	Value
Commercial Banks – 5.4%

Bank of America Corp. 4.271% (4.271% fixed rate until 7/23/2028; LIBOR 3 Month + 1.31% thereafter) due 7/23/2029(1)	$3,400,000	$3,269,712

Credit Suisse Group AG 4.207% (4.207% fixed rate until 6/12/2023; LIBOR 3 Month + 1.24% thereafter) due 6/12/2024(1)(3)	500,000	494,545

Goldman Sachs Group, Inc. 4.223% (4.223% fixed rate until 5/1/2028; LIBOR 3 Month + 1.30% thereafter) due 5/1/2029(1)	1,000,000	959,870
4.387% (4.387% fixed rate until 6/15/2026; SOFR + 1.51% thereafter) due 6/15/2027(1)	600,000	592,014

Huntington National Bank 4.552% (4.552% fixed rate until 5/17/2027; SOFR + 1.65% thereafter) due 5/17/2028(1)	1,300,000	1,294,293

JPMorgan Chase & Co. 4.203% (4.203% fixed rate until 7/23/2028; LIBOR 3 Month + 1.26% thereafter) due 7/23/2029(1)	1,400,000	1,350,076

Morgan Stanley 3.772% (3.772% fixed rate until 1/24/2028; LIBOR 3 Month + 1.14% thereafter) due 1/24/2029(1)	2,600,000	2,471,508

State Street Corp. 1.684% (1.684% fixed rate until 11/18/2026; SOFR + 0.56% thereafter) due 11/18/2027(1)	1,200,000	1,076,748

Toronto-Dominion Bank 4.108% due 6/8/2027	1,300,000	1,286,363

UBS Group AG 4.751% (4.751% fixed rate until 5/12/2027; H15T1Y + 1.75% thereafter) due 5/12/2028(1)(3)	1,100,000	1,088,318

		13,883,447
Commercial Services – 0.1%

Team Health Holdings, Inc. 6.375% due 2/1/2025(3)	500,000	352,290

		352,290
Cosmetics & Personal Care – 0.7%

Estee Lauder Cos., Inc. 2.60% due 4/15/2030	500,000	448,615

Procter & Gamble Co. 3.00% due 3/25/2030	1,400,000	1,321,264

		1,769,879

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2022 (unaudited)	Principal Amount	Value
Diversified Financial Services – 0.3%

AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% due 10/29/2026	$1,000,000	$870,550

		870,550
Electric – 0.7%

Ameren Illinois Co. 4.50% due 3/15/2049	600,000	579,936

Duke Energy Corp. 3.50% due 6/15/2051	950,000	716,538

Public Service Electric and Gas Co. 3.00% due 3/1/2051	300,000	228,141

Wisconsin Public Service Corp. 2.85% due 12/1/2051	500,000	363,020

		1,887,635
Electronics – 0.8%

Honeywell International, Inc. 2.70% due 8/15/2029	2,300,000	2,113,493

		2,113,493
Entertainment – 1.1%

Affinity Gaming 6.875% due 12/15/2027(3)	2,000,000	1,681,620

Magallanes, Inc. 4.279% due 3/15/2032(3)	750,000	670,043

Premier Entertainment Sub LLC / Premier Entertainment Finance Corp. 5.625% due 9/1/2029(3)	200,000	142,724
5.875% due 9/1/2031(3)	400,000	277,468

		2,771,855
Environmental Control – 0.6%

Waste Management, Inc. 4.15% due 4/15/2032	1,600,000	1,569,840

		1,569,840
Food – 0.3%

Kraft Heinz Foods Co. 3.75% due 4/1/2030	800,000	739,288

		739,288
Healthcare-Products – 0.5%

Abbott Laboratories 4.75% due 11/30/2036	1,200,000	1,272,648

		1,272,648
Healthcare-Services – 0.6%

Tenet Healthcare Corp. 6.75% due 6/15/2023	1,000,000	1,034,880

UnitedHealth Group, Inc. 4.20% due 5/15/2032	600,000	600,144

		1,635,024
Housewares – 0.5%

SWF Escrow Issuer Corp. 6.50% due 10/1/2029(3)	1,750,000	1,222,305

		1,222,305

June 30, 2022 (unaudited)	Principal Amount	Value
Insurance – 2.1%

Athene Holding Ltd. 3.50% due 1/15/2031	$1,000,000	$846,290

Chubb INA Holdings, Inc. 1.375% due 9/15/2030	1,900,000	1,518,746

CNA Financial Corp. 2.05% due 8/15/2030	1,410,000	1,134,796

MetLife, Inc. 4.55% due 3/23/2030	1,900,000	1,915,656

		5,415,488
Leisure Time – 0.8%

Viking Cruises Ltd. 13.00% due 5/15/2025(3)	1,965,000	2,015,972

		2,015,972
Machinery-Diversified – 1.1%

John Deere Capital Corp. 3.90% due 6/7/2032	3,000,000	2,964,630

		2,964,630
Media – 1.2%

Audacy Capital Corp. 6.75% due 3/31/2029(3)	1,500,000	801,930

Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% due 1/15/2029	400,000	329,184
3.90% due 6/1/2052	400,000	279,228

Sinclair Television Group, Inc. 5.50% due 3/1/2030(3)	1,750,000	1,295,122

TEGNA, Inc. 5.00% due 9/15/2029	500,000	472,855

		3,178,319
Miscellaneous Manufacturing – 1.8%

Parker-Hannifin Corp. 4.25% due 9/15/2027	4,100,000	4,078,557
4.50% due 9/15/2029	600,000	596,994

		4,675,551
Oil & Gas – 3.2%

Antero Resources Corp. 7.625% due 2/1/2029(3)	1,043,000	1,064,715

BP Capital Markets America, Inc. 3.633% due 4/6/2030	1,300,000	1,230,710

Cenovus Energy, Inc. 2.65% due 1/15/2032	500,000	414,120
4.25% due 4/15/2027	200,000	196,240

CITGO Petroleum Corp. 7.00% due 6/15/2025(3)	250,000	241,887

Hess Corp. 4.30% due 4/1/2027	3,400,000	3,315,884

Marathon Oil Corp. 4.40% due 7/15/2027	1,200,000	1,172,388

PBF Holding Co. LLC / PBF Finance Corp. 6.00% due 2/15/2028	250,000	211,878
9.25% due 5/15/2025(3)	260,000	272,311

		8,120,133

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2022 (unaudited)	Principal Amount	Value
Oil & Gas Services – 0.3%

TechnipFMC PLC 6.50% due 2/1/2026(3)	$700,000	$696,507

		696,507
Pharmaceuticals – 1.3%

AbbVie, Inc. 4.25% due 11/21/2049	550,000	487,503

Bausch Health Cos., Inc. 5.25% due 1/30/2030(3)	2,000,000	1,041,280

Bristol Myers Squibb Co. 2.95% due 3/15/2032	2,100,000	1,927,653

		3,456,436
Pipelines – 1.0%

ONEOK, Inc. 6.35% due 1/15/2031	850,000	888,395

Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.00% due 1/15/2032	2,000,000	1,715,140

		2,603,535
Real Estate Investment Trusts (REITs) – 1.5%

American Tower Corp. 3.65% due 3/15/2027	500,000	475,740

Essex Portfolio LP 1.70% due 3/1/2028	1,000,000	858,110

Mid-America Apartments LP 3.95% due 3/15/2029	1,100,000	1,049,906

Prologis LP 2.25% due 4/15/2030	800,000	692,472

Simon Property Group LP 2.20% due 2/1/2031	1,000,000	812,020

		3,888,248
Retail – 0.3%

O’Reilly Automotive, Inc. 4.70% due 6/15/2032	700,000	697,837

		697,837
Semiconductors – 1.4%

Lam Research Corp. 1.90% due 6/15/2030	1,800,000	1,519,380

NVIDIA Corp. 2.00% due 6/15/2031	1,850,000	1,569,947

NXP BV / NXP Funding LLC / NXP USA, Inc. 2.65% due 2/15/2032	500,000	410,930

		3,500,257
Software – 0.7%

Electronic Arts, Inc. 1.85% due 2/15/2031	1,270,000	1,032,713

Microsoft Corp. 3.50% due 2/12/2035	700,000	672,441

		1,705,154
Telecommunications – 1.4%

T-Mobile USA, Inc. 2.70% due 3/15/2032	650,000	545,341

June 30, 2022 (unaudited)	Principal Amount	Value
Telecommunications (continued)

Verizon Communications, Inc. 2.355% due 3/15/2032	$2,500,000	$2,073,875

Vodafone Group PLC 4.375% due 5/30/2028	500,000	497,160
4.875% due 6/19/2049	600,000	551,742

		3,668,118
Transportation – 0.9%

Union Pacific Corp. 2.80% due 2/14/2032	1,900,000	1,689,632

United Parcel Service, Inc. 4.45% due 4/1/2030	500,000	511,370

		2,201,002

Total Corporate Bonds & Notes (Cost $93,191,318)		84,583,498
Non–Agency Mortgage–Backed Securities – 5.4%

BANK 2019-BN24 AS 3.283% due 11/15/2062(1)(2)	1,412,000	1,257,706

BB-UBS Trust 2012-SHOW A 3.43% due 11/5/2036(3)	1,200,000	1,163,712

Benchmark Mortgage Trust 2019-B12 AS 3.419% due 8/15/2052	4,500,000	4,060,290

Citigroup Commercial Mortgage Trust 2016-C3 AS 3.366% due 11/15/2049(1)(2)	1,000,000	935,657

Freddie Mac STACR REMIC Trust 2022-DNA1 M1A 1.926% due 1/25/2042(1)(2)(3)	780,000	750,017

Jackson Park Trust 2019-LIC B 2.914% due 10/14/2039(3)	640,000	557,130

Morgan Stanley Capital I Trust 2020-L4 AS 2.88% due 2/15/2053	1,000,000	873,440

NYC Commercial Mortgage Trust 2021-909 C 3.205% due 4/10/2043(1)(2)(3)	385,000	316,443

ONE Park Mortgage Trust 2021-PARK B 2.274% due 3/15/2036(1)(2)(3)	500,000	471,486

SLG Office Trust 2021-OVA A 2.585% due 7/15/2041(3)	1,600,000	1,361,795

Stack Infrastructure Issuer LLC 2021-1A A2 1.877% due 3/26/2046(3)	750,000	670,754

WFRBS Commercial Mortgage Trust 2014-C19 AS 4.271% due 3/15/2047	1,500,000	1,487,524

Total Non–Agency Mortgage–Backed Securities (Cost $15,808,069)		13,905,954

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2022 (unaudited)	Principal Amount	Value
U.S. Government Securities – 22.6%

U.S. Treasury Note 1.25% due 5/31/2028	$1,900,000	$1,711,336
1.50% due 9/30/2024	3,000,000	2,901,562
1.625% due 8/15/2029	100,000	91,047
1.625% due 5/15/2031	2,400,000	2,144,250
1.875% due 2/15/2032	14,530,000	13,163,272
2.50% due 4/30/2024	30,300,000	30,038,426
2.75% due 4/30/2027	8,000,000	7,892,500

Total U.S. Government Securities (Cost $59,271,216)		57,942,393

	Shares	Value
Common Stocks – 0.0%

Media – 0.0%

Altice USA, Inc., Class A(4)	10,940	101,195

Total Common Stocks (Cost $125,181)		101,195
Exchange–Traded Funds – 4.6%

Vanguard Short–Term Inflation–Protected Securities ETF	235,000	11,778,200

Total Exchange–Traded Funds (Cost $11,907,450)		11,778,200

June 30, 2022 (unaudited)	Principal Amount	Value
Short–Term Investments – 6.5%
Repurchase Agreements – 6.5%
Fixed Income Clearing Corp., 0.24%, dated 6/30/2022, proceeds at maturity value of $16,648,913, due 7/1/2022(5)	$16,648,802	$16,648,802

Total Repurchase Agreements (Cost $16,648,802)		16,648,802

Total Investments(6) – 100.4% (Cost $271,135,335)		257,756,499

Liabilities in excess of other assets(7) – (0.4)%		(996,826)

Total Net Assets – 100.0%		$256,759,673

(1)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2022.
(2)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(3)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2022, the aggregate market value of these securities amounted to $45,061,201, representing 17.5% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(4)	Non–income–producing security.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	3.00%	6/30/2024	$17,000,400	$16,981,802

(6)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).

(7)	Liabilities in excess of other assets include net unrealized appreciation on futures contracts and centrally cleared swap contracts as follows:

Open futures contracts at June 30, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	September 2022	72	Long	$15,168,243	$15,121,125	$(47,118)
U.S. Long Bond	September 2022	187	Long	26,245,852	25,922,875	(322,977)
U.S. Ultra Bond	September 2022	174	Long	27,134,008	26,855,813	(278,195)
Total				$68,548,103	$67,899,813	$(648,290)

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	September 2022	59	Short	$(7,032,763)	$(6,993,344)	$39,419
U.S. Ultra 10-Year Treasury Note	September 2022	215	Short	(27,580,886)	(27,385,625)	195,261
Total				$(34,613,649)	$(34,378,969)	$234,680

8	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

Centrally cleared credit default swap agreements — buy protection(8):

Reference Entity	Implied Credit Spread at 6/30/22(9)	Notional(10)		Maturity	(Pay)/Receive Fixed Rate	Periodic Payment Frequency	Upfront Payments Made	Value	Unrealized Appreciation
CDX.NA.HY.S38	5.79%	USD	28,264,500	6/20/2027	(5.00)%	Quarterly	$(55,980)	$825,172	$881,152

(8)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(9)

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(10)

The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Legend:

CLO — Collateralized Loan Obligation

H15T1Y — 1-year Constant Maturity Treasury Rate

LIBOR — London Interbank Offered Rate

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage–Backed Securities	$—	$37,640,512	$—	$37,640,512
Asset–Backed Securities	—	35,155,945	—	35,155,945
Corporate Bonds & Notes	—	84,583,498	—	84,583,498
Non–Agency Mortgage–Backed Securities	—	13,905,954	—	13,905,954
U.S. Government Securities	—	57,942,393	—	57,942,393
Common Stocks	101,195	—	—	101,195
Exchange–Traded Funds	11,778,200	—	—	11,778,200
Repurchase Agreements	—	16,648,802	—	16,648,802
Total	$11,879,395	$245,877,104	$—	$257,756,499
Other Financial Instruments
Futures Contracts
Assets	$234,680	$—	$—	$234,680
Liabilities	(648,290)	—	—	(648,290)
Swap Contracts
Assets	—	881,152	—	881,152
Total	$(413,610)	$881,152	$—	$467,542

The accompanying notes are an integral part of these financial statements.	9

FINANCIAL INFORMATION — GUARDIAN MULTI-SECTOR BOND VIP FUND

Statement of Assets and Liabilities As of June 30, 2022 (unaudited)
Assets

Investments, at value	$257,756,499

Receivable for variation margin on swap contracts	3,395,788

Cash deposits with brokers for futures contracts	1,610,243

Interest receivable	1,253,619

Receivable for variation margin on futures contracts	405,088

Prepaid expenses	2,113

Total Assets	264,423,350

Liabilities

Payable for investments purchased	5,682,269

Cash due to broker for swap contracts	1,680,176

Investment advisory fees payable	110,312

Payable for fund shares redeemed	62,839

Distribution fees payable	53,035

Accrued custodian and accounting fees	17,659

Accrued audit fees	13,915

Accrued trustees’ and officers’ fees	2,658

Accrued expenses and other liabilities	40,814

Total Liabilities	7,663,677

Total Net Assets	$256,759,673

Net Assets Consist of:

Paid-in capital	$273,113,255

Distributable loss	(16,353,582)

Total Net Assets	$256,759,673

Investments, at Cost	$271,135,335

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	27,238,662

Net Asset Value Per Share	$9.43

Statement of Operations For the Six Months Ended June 30, 2022 (unaudited)
Investment Income

Dividends	$315,852

Interest	4,200,319

Total Investment Income	4,516,171

Expenses

Investment advisory fees	723,607

Distribution fees	347,888

Professional fees	37,782

Trustees’ and officers’ fees	33,631

Custodian and accounting fees	28,246

Administrative fees	23,393

Transfer agent fees	7,228

Shareholder reports	6,429

Other expenses	7,702

Total Expenses	1,215,906

Net Investment Income/(Loss)	3,300,265

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Derivative Contracts

Net realized gain/(loss) from investments	(24,379,186)

Net realized gain/(loss) from futures contracts	(4,860,762)

Net realized gain/(loss) from swap contracts	1,295,696

Net change in unrealized appreciation/(depreciation) on investments	(13,682,267)

Net change in unrealized appreciation/(depreciation) on futures contracts	107,336

Net change in unrealized appreciation/(depreciation) on swap contracts	1,113,193

Net Loss on Investments and Derivative Contracts	(40,405,990)

Net Decrease in Net Assets Resulting From Operations	$(37,105,725)

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MULTI-SECTOR BOND VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/22	For the Year Ended 12/31/21

Operations

Net investment income/(loss)	$3,300,265	$6,394,539

Net realized gain/(loss) from investments and derivative contracts	(27,944,252)	6,113,230

Net change in unrealized appreciation/(depreciation) on investments and derivative contracts	(12,461,738)	(12,294,233)

Net Increase/(Decrease) in Net Assets Resulting from Operations	(37,105,725)	213,536

Capital Share Transactions

Proceeds from sales of shares	2,320,551	58,184,551

Cost of shares redeemed	(23,960,277)	(49,588,731)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(21,639,726)	8,595,820

Net Increase/(Decrease) in Net Assets	(58,745,451)	8,809,356

Net Assets

Beginning of period	315,505,124	306,695,768

End of period	$256,759,673	$315,505,124

Other Information:

Shares

Sold	242,460	5,461,699

Redeemed	(2,368,754)	(4,641,388)

Net Increase/(Decrease)	(2,126,294)	820,311

The accompanying notes are an integral part of these financial statements.	11

FINANCIAL INFORMATION — GUARDIAN MULTI-SECTOR BOND VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/22	$10.74	$0.12	$(1.43)	$(1.31)	$9.43	(12.20)%	(4)

Year Ended 12/31/21	10.74	0.21	(0.21)	0.00	10.74	0.00%

Year Ended 12/31/20	10.03	0.14	0.57	0.71	10.74	7.08%

Period Ended 12/31/19(5)	10.00	0.03	0.00 (6)	0.03	10.03	0.30%	(4)

12	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MULTI-SECTOR BOND VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$256,760	0.87%	(4)	0.87%	(4)	2.38%	(4)	2.38%	(4)	126%	(4)

315,505	0.87%		0.87%		1.99%		1.99%		172%

306,696	0.89%		0.89%		1.38%		1.38%		163%

309,877	0.93%	(4)	0.93%	(4)	1.33%	(4)	1.33%	(4)	27%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2019, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on October 21, 2019.

(6)	Rounds to $0.00 per share.

The accompanying notes are an integral part of these financial statements.	13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2022 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Multi-Sector Bond VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 21, 2019. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to provide a high current income with a secondary objective of capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable or for which a Service or independent broker-dealer does not provide a valuation are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5c). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Exchange-traded financial futures and swap contracts are valued at the last settlement price on the market where they are primarily traded.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2022, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2022 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2022, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

15

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Fund’s asset allocation or risk exposure, (iii) to enhance potential return, or (iv) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into cleared swaps.

In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the swap contracts and may realize a loss. During the six months ended June 30, 2022, the Fund entered into credit default swaps for risk exposure management and to enhance potential return.

e. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of its investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from its current market value. There were no options transactions as of June 30, 2022.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

16

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.52% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Fund has no sub-adviser.

Park Avenue has contractually agreed through April 30, 2023 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.00% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2022, Park Avenue did not waive any fees or pay any Fund expenses.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with

PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2022, the Fund paid distribution fees in the amount of $347,888 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (TBA) securities) for the six months ended June 30, 2022, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$226,245,624	$118,765,659
Sales	335,191,472	36,578,214

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

17

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

c. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

d. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2022, the Fund did not hold any restricted, other than 144A restricted securities, or illiquid securities.

f. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

g. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

h. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation

18

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

i. LIBOR Replacement Risk The terms of many investments, financings or other transactions in the U.S. and globally have been historically tied to LIBOR, which functions as a reference rate or benchmark for various commercial and financial contracts. LIBOR may be a significant factor in determining payment obligations under derivatives transactions, the cost of financing of a Fund’s investments, or the value or return on certain other fund investments. As a result, LIBOR may be relevant to, and directly affect, a Fund’s performance. In July 2017, the Chief Executive of the UK Financial Conduct Authority (the “FCA”) announced that the FCA would no longer persuade nor compel banks to submit rates for the calculation of LIBOR after 2021. On March 5, 2021, the FCA announced that all LIBOR settings will either cease to be provided by any administrator, or no longer be representative, immediately after December 31, 2021, for all four non-U.S. dollar LIBORs (British Pound (“GBP”), Euro, Swiss Franc and Japanese Yen) and for one-week and two-month U.S. dollar LIBOR settings, and immediately after June 30, 2023 for the remaining U.S. dollar LIBOR settings, including three-month U.S. dollar LIBOR. In addition, in connection with supervisory guidance from regulators, some regulated entities will cease to enter into most new LIBOR contracts after January 1, 2022. Although a Fund may continue to invest in instruments that reference LIBOR or otherwise use LIBOR reference rates due to favorable liquidity or pricing, new LIBOR assets may no longer be available. Regulators and market participants have been working together to identify or develop successor reference rates and how the calculation of associated spreads (i.e., the amounts above the relevant reference rates paid by borrowers in the market) (if any) should be adjusted. Replacement rates that have been identified include the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities, and the Sterling Overnight Index Average Rate (“SONIA”), which is intended to replace GBP LIBOR and measures the overnight interest rate paid by banks for unsecured transactions in the sterling market, although other replacement rates could be adopted by market participants. At this time, it is not possible to predict the effect of the establishment of SOFR, SONIA or any other replacement rates or any other reforms to LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as

LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of a Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades. In addition, there are challenges to converting certain contracts and transactions to a new benchmark and neither the full effects of the transition process nor its ultimate outcome is known. The transition process might lead to increased volatility and illiquidity in markets for instruments with terms tied to LIBOR, reduced values of LIBOR related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Fund.

j. Disclosures About Derivative Instruments and Hedging Activities The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2022 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Under certain market conditions, the Fund may use credit default swaps to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve exposure, (iii) manage risk, (iv) enhance returns, or (v) as substitutes for permitted Fund investments. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities.

The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. Cleared swaps are transacted through futures commission merchants (“FCM”s) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. Funds post initial and variation margin by making payments to their clearing member FCMs.

19

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

Generally, the Fund will enter into credit default swaps on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Credit default swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to credit default swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a credit default swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

In addition to the risks generally applicable to derivatives, risks associated with credit default swap agreements include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements.

As of June 30, 2022, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

	Interest Rate Contracts	Credit Default Contracts

Asset Derivatives
Futures Contracts[1]	$234,680	$—
Swap Contracts[2]	—	881,152

Liability Derivatives
Futures Contracts[1]	$(648,290)	$—

[1]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

[2]

Statement of Assets and Liabilities location: Includes the fair value of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative investments for the six months ended June 30, 2022 were as follows:

	Interest Rate Contracts	Credit Default Contracts

Net Realized Gain/(Loss)
Futures Contracts[1]	$(4,860,762)	$—
Swap Contracts[2]	—	1,295,696

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[3]	$107,336	$—
Swap Contracts[4]	—	1,113,193

	Interest Rate Contracts	Credit Default Contracts

Average Number of Notional Amounts
Futures Contracts[5]	950	—
Swap Contracts — Buy/Sell Protection	$—	$37,480,643

[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net realized gain/(loss) from swap contracts.
[3]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[4]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on swap contracts.
[5]	Amount represents number of contracts.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 6, 2023. The Fund did not utilize the credit facility during the six months ended June 30, 2022.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

20

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

8. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

21

SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually, taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified, no less than monthly, into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets that must be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 23-24, 2022, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented since its inception.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

22

SUPPLEMENTAL INFORMATION (UNAUDITED)

Recent Rulemaking

Rule 2a-5 and Rule 31a-4

In December 2020, the Securities and Exchange Commission (“SEC”) adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act and defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a fund must fair value a security. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 is September 8, 2022.

Rule 18f-4

In October 2020, the SEC adopted Rule 18f-4 under the 1940 Act related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies. Rule 18f-4 supersedes the framework currently used by funds to comply with Section 18 of the 1940 Act and requires funds whose use of derivatives is more than a limited specified exposure to establish a derivatives risk management program and appoint a derivatives risk manager. The compliance date for Rule 18f-4 is August 19, 2022.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Management Agreement

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 23-24, 2022 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund (formerly, Guardian International Value VIP Fund); Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid Cap Core VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (“Investment Management Agreement”), is in the best interests of the Funds and their shareholders; and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as subadvisers to certain of the Funds (the “Sub-advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund; (ii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund; (iii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iv) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (v) Wellington Management Company LLP with respect to Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vii) Janus Henderson Investors US LLC (formerly, Janus Capital Management LLC) with respect to Guardian Mid Cap Traditional Growth VIP Fund; (viii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (ix) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (x) FIAM LLC with respect to Guardian Select Mid Cap Core VIP Fund; and (xi) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting (each, a “Subadviser” and collectively, the “Subadvisers”) for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Subadviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Subadvisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and

24

SUPPLEMENTAL INFORMATION (UNAUDITED)

evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Subadviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Subadvisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Subadvisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Subadviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Subadvisers to the COVID-19 pandemic, including the implementation of remote work arrangements. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Subadvisers, monitoring the Subadvisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Subadvisers with respect to the services that the Subadvisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend subadvisers, and the Manager’s ability to monitor and oversee subadvisers and recommend replacement subadvisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Subadvisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Subadvisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Subadvisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Subadvisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Subadvisers.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Subadviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year, five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Subadvisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Subadviser was generally satisfactory, or, that any steps being taken by the Manager and Subadvisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Subadvisers, but noted that the Manager had negotiated the fees with the Subadvisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Subadvisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. The Trustees also considered that the Manager proposed (and the Board approved) changes to the expense limitation for three Funds, in each case bringing total expenses closer to the median for the peer group. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Subadvisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this

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SUPPLEMENTAL INFORMATION (UNAUDITED)

regard, the Board noted that for eleven of sixteen Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Subadvisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Subadvisers and their affiliates are consistent with those expected for a subadviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, the 4th quintile for its performance universe for the 3-year period and the 5th quintile for its performance universes for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 3rd quintile for the 3-year period and in the 4th quintile for 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period, in the 1st quintile of its performance universe for the 3-year period and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 3rd quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 3rd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 2nd quintile.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 4th quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 4th quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would decrease the Fund’s expense limitation from 1.10% to 1.09% reflecting movement closer to the median of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, in the 1st quintile for the 3-year period and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 1st quintile for the 3-year period. The Board also noted that the Fund’s performance was above the benchmark index for the 3-year and 5- year periods. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian International Equity VIP Fund (formerly, Guardian International Value VIP Fund)

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 3rd quintile of the expense group and that the actual management fee was in the 2nd quintile.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 5th quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 2nd quintile.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period and lower than the benchmark index for the since-inception period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 1st quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile of the expense group and that the actual management fee was in the 3rd quintile.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 4th quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year period and was in line with the benchmark index for the since-inception period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 3rd quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile.

Guardian All Cap Core VIP Fund, Guardian Select Mid Cap Core VIP Fund, Guardian Small-Mid Cap Core VIP Fund and Guardian Strategic Large Cap Core VIP Fund

•	Given each Fund’s short operational history, Broadridge did not provide performance information for these Funds. The Board noted that it would have opportunity to consider each Fund’s performance information at future contract review meetings and would receive monthly performance information from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile for each Fund, except Guardian Strategic Large Cap Core VIP Fund. The Board noted that the contractual management fee and actual total expenses were in the 1st quintile for the Guardian Strategic Large Cap Core VIP Fund and the actual management fee was in the 2nd quintile.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

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31

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB10525

Guardian Variable

Products Trust

2022

Semiannual Report

All Data as of June 30, 2022

Guardian Short Duration Bond VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Short Duration Bond VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2022. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN SHORT DURATION BOND VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $211,032,739

Bond Sector Allocation[1] As of June 30, 2022

Bond Quality Allocation[2] As of June 30, 2022

1

GUARDIAN SHORT DURATION BOND VIP FUND

Top Ten Holdings[1] As of June 30, 2022

Holding	Coupon Rate	Maturity Date	% of Total Net Assets
U.S. Treasury Note	0.125%	2/15/2024	36.21%
Vanguard Short-Term Inflation-Protected Securities ETF	—	—	4.84%
Federal Farm Credit Banks Funding Corp.	2.640%	4/8/2026	1.85%
Federal Home Loan Bank	1.125%	1/27/2025	1.79%
Federal National Mortgage Association	4.000%	5/1/2052	1.44%
Federal National Mortgage Association	3.500%	4/1/2052	1.41%
Federal National Mortgage Association	3.000%	4/1/2037	1.38%
Federal National Mortgage Association	3.000%	5/1/2037	1.36%
Federal National Mortgage Association	3.500%	5/1/2052	1.36%
Federal National Mortgage Association	4.000%	6/1/2052	0.96%
Total			52.60%

[1]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Cash includes short-term investments and net other assets and liabilities.
[2]

The Bond Quality Allocation chart displays the percentage of fund assets allocated to each rating. Rating agencies’ independent ratings of individual securities are aggregated by Barclays, and market weights are reported using Standard & Poor’s letter rating conventions. Rating methodology uses the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services, and Fitch Ratings. When a rating from only two of the rating agencies is available, the lower rating is used. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standards of credit quality. Rating agencies may fail to make timely changes in credit ratings, and an issuer’s current financial condition may be better or worse than a rating indicates. In formulating investment decisions for the Fund, Park Avenue Institutional Advisers LLC develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

2

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 2, 2022 (commencement of operations) to June 30, 2022. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22-6/30/22	Expense Ratio During Period 1/1/22-6/30/22
Based on Actual Return*	$1,000.00	$ 994.00	$0.79	0.48%
Based on Hypothetical Return (5% Return Before Expenses)**	$1,000.00	$1,022.41	$2.41	0.48%

*

Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 60/365 (to reflect the period from May 2, 2022 (commencement of operations) through June 30, 2022).

**

Expenses (hypothetical expenses if the Fund had been in existence from 1/1/2022) are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

SCHEDULE OF INVESTMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

June 30, 2022 (unaudited)	Principal Amount	Value
Agency Mortgage–Backed Securities – 10.0%

Federal Home Loan Mortgage Corp. 3.50% due 6/1/2052	$1,194,131	$1,149,231
4.00% due 6/1/2052	1,393,805	1,375,340

Federal National Mortgage Association 3.00% due 4/1/2037	2,971,763	2,910,277
3.00% due 5/1/2037	2,945,869	2,880,099
3.00% due 5/1/2052	2,080,341	1,938,626
3.50% due 4/1/2052	3,091,721	2,977,045
3.50% due 5/1/2052	2,973,922	2,862,483
4.00% due 5/1/2052	3,074,819	3,034,081
4.00% due 6/1/2052	2,042,816	2,015,751

Total Agency Mortgage–Backed Securities (Cost $21,282,924)		21,142,933
Asset–Backed Securities – 22.3%

Aligned Data Centers Issuer LLC 2021-1A A2 1.937% due 8/15/2046(1)	900,000	796,754

Ally Auto Receivables Trust 2022-1 A3 3.31% due 11/15/2026	1,650,000	1,639,645

American Express Credit Account Master Trust 2017-7 B 2.54% due 5/15/2025	1,700,000	1,698,427

AmeriCredit Automobile Receivables Trust 2020-3 C 1.06% due 8/18/2026	1,125,000	1,071,588

Anchorage Capital CLO Ltd. 2021-21A B 2.813% (LIBOR 3 Month + 1.75%) due 10/20/2034(1)(2)	1,000,000	941,200

Apidos CLO XXII 2015-22A A2R 2.563% (LIBOR 3 Month + 1.50%) due 4/20/2031(1)(2)	1,000,000	952,100

Ares XXVII CLO Ltd. 2013-2A BR2 2.888% (LIBOR 3 Month + 1.65%) due 10/28/2034(1)(2)	1,000,000	936,100

Ares XXVIIIR CLO Ltd. 2018-28RA A2 2.444% (LIBOR 3 Month + 1.40%) due 10/17/2030(1)(2)	1,100,000	1,045,990

Avis Budget Rental Car Funding AESOP LLC 2021-2A A 1.66% due 2/20/2028(1)	1,100,000	986,162

BA Credit Card Trust 2020-A1 A1 0.34% due 5/15/2026	1,650,000	1,580,445

June 30, 2022 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

Benefit Street Partners CLO XVI Ltd. 2018-16A BR 2.594% (LIBOR 3 Month + 1.55%) due 1/17/2032(1)(2)	$1,200,000	$1,139,040

BMW Vehicle Owner Trust 2022-A A3 3.21% due 8/25/2026	1,100,000	1,090,829

Canyon Capital CLO Ltd. 2022-1A B 2.381% (SOFR + 1.85%) due 4/15/2035(1)(2)	1,200,000	1,124,160

CARLYLE U.S. CLO Ltd. 2018-2A A2 2.644% (LIBOR 3 Month + 1.60%) due 10/15/2031(1)(2)	1,000,000	952,600

CarMax Auto Owner Trust 2020-4 B 0.85% due 6/15/2026	850,000	794,277

Dryden 53 CLO Ltd. 2017-53A B 2.444% (LIBOR 3 Month + 1.40%) due 1/15/2031(1)(2)	1,100,000	1,039,610

Dryden Senior Loan Fund 2017-47A CR 3.094% (LIBOR 3 Month + 2.05%) due 4/15/2028(1)(2)	1,000,000	959,000

Exeter Automobile Receivables Trust 2022-2A A3 2.80% due 11/17/2025	1,050,000	1,038,877

Ford Credit Auto Owner Trust 2020-1 A 2.04% due 8/15/2031(1)	1,100,000	1,052,037

Ford Credit Floorplan Master Owner Trust 2020-2 A 1.06% due 9/15/2027	1,100,000	1,009,918

GLS Auto Receivables Issuer Trust 2019-4A B 2.78% due 9/16/2024(1)	790,477	790,255

GM Financial Automobile Leasing Trust 2022-2 A3 3.42% due 6/20/2025	1,240,000	1,235,599

GM Financial Consumer Automobile Receivables Trust 2020-4 A4 0.50% due 2/17/2026	1,680,000	1,588,391

Hertz Vehicle Financing III LLC 2022-3A A 3.37% due 3/25/2025(1)	960,000	946,024

Hyundai Auto Lease Securitization Trust 2022-B A3 3.35% due 6/16/2025(1)	1,200,000	1,196,150

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

June 30, 2022 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

Hyundai Auto Receivables Trust 2022-A A3 2.22% due 10/15/2026	$1,430,000	$1,384,843

Jamestown CLO XI Ltd. 2018-11A A2 2.738% (LIBOR 3 Month + 1.70%) due 7/14/2031(1)(2)	1,200,000	1,149,240

Kubota Credit Owner Trust 2019-1A A3 2.46% due 10/16/2023(1)	1,117,103	1,115,370

Master Credit Card Trust 2021-1A A 0.53% due 11/21/2025(1)	1,380,000	1,309,359

Neuberger Berman Loan Advisers CLO 26 Ltd. 2017-26A BR 2.444% (LIBOR 3 Month + 1.40%) due 10/18/2030(1)(2)	1,000,000	952,800

Octagon Investment Partners 36 Ltd. 2018-1A B 2.434% (LIBOR 3 Month + 1.39%) due 4/15/2031(1)(2)	1,209,375	1,145,399

OHA Credit Partners XIV Ltd. 2017-14A B 2.598% (LIBOR 3 Month + 1.50%) due 1/21/2030(1)(2)	1,000,000	955,700

Santander Drive Auto Receivables Trust 2021-1 B 0.50% due 4/15/2025	1,009,443	1,005,416
2022-3 A3 3.40% due 12/15/2026	1,200,000	1,192,311

Synchrony Card Funding LLC 2022-A1 A 3.37% due 4/15/2028	1,300,000	1,291,109

Toyota Auto Loan Extended Note Trust 2021-1A A 1.07% due 2/27/2034(1)	975,000	884,390

Toyota Auto Receivables Owner Trust 2021-A A4 0.39% due 6/15/2026	1,440,000	1,356,080

Verizon Owner Trust 2020-C A 0.41% due 4/21/2025	1,200,000	1,173,401

Volkswagen Auto Lease Trust 2020-A A4 0.45% due 7/21/2025	1,500,000	1,465,502

Voya CLO Ltd. 2015-3A A3R 2.763% (LIBOR 3 Month + 1.70%) due 10/20/2031(1)(2)	1,000,000	956,100

June 30, 2022 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

World Omni Auto Receivables Trust 2021-B A4 0.69% due 6/15/2027	$1,200,000	$1,119,581

World Omni Automobile Lease Securitization Trust 2021-A A4 0.50% due 11/16/2026	1,000,000	954,894

Total Asset–Backed Securities (Cost $47,751,472)		47,016,673
Senior Secured Loans – 1.8%

Airlines – 0.4%

Air Canada 2021 Term Loan B 4.25% (LIBOR 3 Month + 3.50%) due 8/11/2028(2)	1,000,000	917,500

		917,500
Entertainment – 0.5%

Delta 2 (Lux) Sarl 2018 USD Term Loan 4.17% (LIBOR 1 Month + 2.50%) due 2/1/2024(2)	1,000,000	973,000

		973,000
Healthcare-Services – 0.5%

Global Medical Response, Inc. 2017 Incremental Term Loan 5.92% (LIBOR 1 Month + 4.25%) due 3/14/2025(2)	997,414	925,730

		925,730
Retail – 0.4%

Great Outdoors Group LLC 2021 Term Loan B1 5.42% (LIBOR 1 Month + 3.75%) due 3/6/2028(2)	997,487	906,716

		906,716

Total Senior Secured Loans (Cost $3,961,970)		3,722,946
Corporate Bonds & Notes – 10.0%

Aerospace & Defense – 0.5%

Boeing Co. 1.433% due 2/4/2024	500,000	478,325

Northrop Grumman Corp. 2.93% due 1/15/2025	500,000	489,530

		967,855
Beverages – 0.2%

PepsiCo, Inc. 0.40% due 10/7/2023	500,000	484,985

		484,985

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

June 30, 2022 (unaudited)	Principal Amount	Value
Commercial Banks – 3.3%

Bank of America Corp. 3.384% (3.384% fixed rate until 4/2/2025; SOFR + 1.33% thereafter) due 4/2/2026(2)	$500,000	$484,665
3.864% (3.864% fixed rate until 07/23/2023; LIBOR 3 Month + 0.94% thereafter) due 7/23/2024(2)	500,000	497,785

Credit Suisse Group AG 3.75% due 3/26/2025	500,000	484,670

Discover Bank 3.35% due 2/6/2023	500,000	499,780

Goldman Sachs Group, Inc. 3.272% (3.272% fixed rate until 09/29/2024; LIBOR 3 Month + 1.20% thereafter) due 9/29/2025(2)	500,000	486,325

Huntington National Bank 3.55% due 10/6/2023	500,000	499,580

JPMorgan Chase & Co. 0.697% (0.697% fixed rate until 3/16/2023; SOFR + 0.58% thereafter) due 3/16/2024(2)	500,000	488,875
2.301% (2.301% fixed rate until 10/15/2025; SOFR + 1.16% thereafter) due 10/15/2025(2)	500,000	476,565

Mitsubishi UFJ Financial Group, Inc. 0.962% (0.962% fixed rate until 10/11/2024; H15T1Y + 0.45% thereafter) due 10/11/2025(2)	500,000	463,565
3.761% due 7/26/2023	500,000	499,530

Morgan Stanley 2.72% (2.72% fixed rate until 7/22/2024; SOFR + 1.15% thereafter) due 7/22/2025(2)	500,000	482,340
3.737% (3.737% fixed rate until 04/24/2023; LIBOR 3 Month + 0.85% thereafter) due 4/24/2024(2)	500,000	498,655

PNC Bank NA 3.80% due 7/25/2023	500,000	502,045
3.875% due 4/10/2025	500,000	495,205

		6,859,585
Computers – 0.2%

Apple, Inc. 2.75% due 1/13/2025	500,000	494,485

		494,485
Diversified Financial Services – 0.5%

AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.875% due 1/16/2024	500,000	498,945

American Express Co. 3.375% due 5/3/2024	500,000	496,720

		995,665

June 30, 2022 (unaudited)	Principal Amount	Value
Electric – 0.5%

DTE Energy Co. 2.529% due 10/1/2024	$500,000	$483,255

Public Service Enterprise Group, Inc. 2.875% due 6/15/2024	500,000	489,885

		973,140
Electronics – 0.2%

Honeywell International, Inc. 2.30% due 8/15/2024	500,000	491,095

		491,095
Entertainment – 0.2%

Magallanes, Inc. 3.428% due 3/15/2024(1)	500,000	490,180

		490,180
Healthcare-Products – 0.2%

Abbott Laboratories 3.40% due 11/30/2023	400,000	401,616

		401,616
Healthcare-Services – 0.2%

UnitedHealth Group, Inc. 0.55% due 5/15/2024	500,000	476,270

		476,270
Insurance – 0.2%

Chubb INA Holdings, Inc. 3.35% due 5/15/2024	500,000	498,665

		498,665

Lodging – 0.2%

Marriott International, Inc. 3.60% due 4/15/2024	500,000	495,260

		495,260
Media – 0.5%

Charter Communications Operating LLC / Charter Communications Operating Capital 4.50% due 2/1/2024	500,000	503,090

iHeartCommunications, Inc. 8.375% due 5/1/2027	750,000	599,325

		1,102,415
Oil & Gas – 0.5%

Canadian Natural Resources Ltd. 3.90% due 2/1/2025	500,000	495,285

CITGO Petroleum Corp. 7.00% due 6/15/2025(1)	500,000	483,775

		979,060
Pharmaceuticals – 0.2%

Bristol Myers Squibb Co. 2.90% due 7/26/2024	500,000	495,590

		495,590
Pipelines – 0.3%

Energy Transfer LP 5.875% due 1/15/2024	500,000	509,600

		509,600

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

June 30, 2022 (unaudited)	Principal Amount	Value
Real Estate Investment Trusts (REITs) – 0.7%

Boston Properties LP 3.20% due 1/15/2025	$500,000	$487,490

Essex Portfolio LP 3.50% due 4/1/2025	500,000	490,375

Simon Property Group LP 3.375% due 10/1/2024	500,000	494,545

		1,472,410
Retail – 0.2%

Target Corp. 3.50% due 7/1/2024	500,000	501,440

		501,440
Semiconductors – 0.7%

Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.625% due 1/15/2024	500,000	499,495

NXP BV / NXP Funding LLC 4.875% due 3/1/2024	1,000,000	1,010,280

		1,509,775
Telecommunications – 0.5%

Verizon Communications, Inc. 3.376% due 2/15/2025	500,000	496,835

Vodafone Group PLC 3.75% due 1/16/2024	500,000	502,255

		999,090

Total Corporate Bonds & Notes (Cost $21,509,916)		21,198,181
Non–Agency Mortgage–Backed Securities – 5.8%

BANK 2019-BN23 A3 2.92% due 12/15/2052	1,860,000	1,697,449

Benchmark Mortgage Trust 2018-B3 AS 4.195% due 4/10/2051(2)(3)	1,150,000	1,114,978

Commercial Mortgage Trust 2017-COR2 A3 3.51% due 9/10/2050	1,200,000	1,156,075
2019-GC44 AM 3.263% due 8/15/2057	1,085,000	965,530

DBGS Mortgage Trust 2018-C1 AM 4.76% due 10/15/2051(2)(3)	1,100,000	1,087,610

DBUBS Mortgage Trust 2017-BRBK A 3.452% due 10/10/2034(1)	793,000	768,262

Freddie Mac STACR REMIC Trust 2022-DNA1 M1A 1.926% due 1/25/2042(1)(2)(3)	600,000	576,936

Hilton USA Trust 2016-HHV A 3.719% due 11/5/2038(1)	845,000	808,632

Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 AS 3.456% due 5/15/2046	970,000	960,996

June 30, 2022 (unaudited)	Principal Amount	Value
Non–Agency Mortgage–Backed Securities (continued)

Wells Fargo Commercial Mortgage Trust 2015-NXS4 A4 3.718% due 12/15/2048	$1,380,000	$1,358,701
2016-LC25 A4 3.64% due 12/15/2059	1,380,000	1,347,194

WFRBS Commercial Mortgage Trust 2014-C19 AS 4.271% due 3/15/2047	440,000	436,340

Total Non–Agency Mortgage–Backed Securities (Cost $12,476,308)		12,278,703
U.S. Government Agencies – 3.7%

Federal Farm Credit Banks Funding Corp. 2.64% due 4/8/2026	4,000,000	3,915,040

Federal Home Loan Bank 1.125% due 1/27/2025	4,000,000	3,788,000

Total U.S. Government Agencies (Cost $7,767,286)		7,703,040
U.S. Government Securities – 36.7%

U.S. Treasury Note 0.125% due 2/15/2024	79,980,000	76,405,894
2.50% due 4/30/2024	1,000,000	991,367

Total U.S. Government Securities (Cost $77,775,044)		77,397,261

	Shares	Value
Exchange–Traded Funds – 4.8%

Vanguard Short-Term Inflation-Protected Securities ETF	204,000	10,224,480

Total Exchange–Traded Funds (Cost $10,312,934)		10,224,480

	Principal Amount	Value
Short–Term Investments – 4.6%

Repurchase Agreements – 4.6%

Fixed Income Clearing Corp., 0.24%, dated 6/30/2022, proceeds at maturity value of $9,747,483, due 7/1/2022(4)	$9,747,418	9,747,418

Total Repurchase Agreements (Cost $9,747,418)		9,747,418

Total Investments(5) – 99.7% (Cost $212,585,272)		210,431,635

Assets in excess of other liabilities(6) – 0.3%		601,104

Total Net Assets – 100.0%		$211,032,739

(1)	Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2022,

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

the aggregate market value of these securities amounted to $26,453,325, representing 12.5% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2022.
(3)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	3.00%	6/30/2024	$9,953,300	$9,942,411

(5)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).

(6)	Assets in excess of other liabilities include net unrealized appreciation on futures contracts and centrally cleared swap contracts as follows:

Open futures contracts at June 30, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	September 2022	279	Long	$58,756,296	$58,594,360	$(161,936)
U.S. 10-Year Treasury Note	September 2022	172	Long	20,500,592	20,387,375	(113,217)
Total				$79,256,888	$78,981,735	$(275,153)

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. 5-Year Treasury Note	September 2022	359	Short	$(40,422,611)	$(40,297,750)	$124,861
U.S. Long Bond	September 2022	2	Short	(275,931)	(277,250)	(1,319)
U.S. Ultra 10-Year Treasury Note	September 2022	79	Short	(10,134,789)	(10,062,625)	72,164
U.S. Ultra Bond	September 2022	7	Short	(1,087,014)	(1,080,407)	6,607
Total				$(51,920,345)	$(51,718,032)	$202,313

Centrally cleared credit default swap agreements — buy protection(7):

Reference Entity	Implied Credit Spread at 6/30/22(8)	Notional(9)	Maturity	(Pay)/Receive Fixed Rate	Periodic Payment Frequency	Upfront Payments Made	Value	Unrealized Appreciation
CDX.NA.HY.S38	5.79%	USD 11,088,000	6/20/2027	(5.00)%	Quarterly	$(36,463)	$323,710	$360,173

(7)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(8)

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(9)

The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Legend:

H15T1Y — 1-year Constant Maturity Treasury Rate

LIBOR — London Interbank Offered Rate

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

8	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage–Backed Securities	$—	$21,142,933	$—	$21,142,933
Asset–Backed Securities	—	47,016,673	—	47,016,673
Senior Secured Loans	—	3,722,946	—	3,722,946
Corporate Bonds & Notes	—	21,198,181	—	21,198,181
Non–Agency Mortgage–Backed Securities	—	12,278,703	—	12,278,703
U.S. Government Agencies	—	7,703,040	—	7,703,040
U.S. Government Securities	—	77,397,261	—	77,397,261
Exchange–Traded Funds	10,224,480	—	—	10,224,480
Repurchase Agreements	—	9,747,418	—	9,747,418
Total	$10,224,480	$200,207,155	$—	$210,431,635
Other Financial Instruments
Futures Contracts
Assets	$203,632	$—	$—	$203,632
Liabilities	(276,472)	—	—	(276,472)
Swap Contracts
Assets	—	360,173	—	360,173
Total	$(72,840)	$360,173	$—	$287,333

The accompanying notes are an integral part of these financial statements.	9

FINANCIAL INFORMATION — GUARDIAN SHORT DURATION BOND VIP FUND

Statement of Assets and Liabilities As of June 30, 2022 (unaudited)
Assets

Investments, at value	$210,431,635

Receivable for variation margin on swap contracts	1,332,121

Cash deposits with brokers for futures contracts	592,635

Interest receivable	537,217

Reimbursement receivable from adviser	13,447

Receivable for investments sold	5,098

Prepaid expenses	1,951

Total Assets	212,914,104

Liabilities

Payable for investments purchased	997,500

Cash due to broker for swap contracts	659,123

Investment advisory fees payable	78,528

Payable for fund shares redeemed	67,997

Payable for variation margin on futures contracts	45,519

Accrued custodian and accounting fees	9,473

Accrued audit fees	8,525

Accrued expenses and other liabilities	14,700

Total Liabilities	1,881,365

Total Net Assets	$211,032,739

Net Assets Consist of:

Paid-in capital	$212,416,834

Distributable loss	(1,384,095)

Total Net Assets	$211,032,739

Investments, at Cost	$212,585,272

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	21,237,736

Net Asset Value Per Share	$9.94

Statement of Operations For the Period Ended June 30, 2022 (unaudited)[1]
Investment Income

Interest	$1,006,645

Total Investment Income	1,006,645

Expenses

Investment advisory fees	159,429

Professional fees	14,987

Custodian and accounting fees	9,473

Trustees’ and officers’ fees	6,745

Administrative fees	5,373

Transfer agent fees	2,333

Shareholder reports	2,117

Other expenses	2,270

Total Expenses	202,727

Less: Fees waived	(25,584)

Total Expenses, Net	177,143

Net Investment Income/(Loss)	829,502

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Derivative Contracts

Net realized gain/(loss) from investments	(199,033)

Net realized gain/(loss) from futures contracts	(191,498)

Net realized gain/(loss) from swap contracts	43,238

Net change in unrealized appreciation/(depreciation) on investments	(2,153,637)

Net change in unrealized appreciation/(depreciation) on futures contracts	(72,840)

Net change in unrealized appreciation/(depreciation) on swap contracts	360,173

Net Loss on Investments and Derivative Contracts	(2,213,597)

Net Decrease in Net Assets Resulting From Operations	$(1,384,095)

[1]	Commenced operations on May 2, 2022.

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SHORT DURATION BOND VIP FUND

Statement of Changes in Net Assets Period Ended Numbers are unaudited

For the Period Ended 6/30/22[1]

Operations

Net investment income/(loss)	$829,502

Net realized gain/(loss) from investments and derivative contracts	(347,293)

Net change in unrealized appreciation/(depreciation) on investments and derivative contracts	(1,866,304)

Net Decrease in Net Assets Resulting from Operations	(1,384,095)

Capital Share Transactions

Proceeds from sales of shares	229,696,548

Cost of shares redeemed	(17,279,714)

Net Increase in Net Assets Resulting from Capital Share Transactions	212,416,834

Net Increase in Net Assets	211,032,739

Net Assets

Beginning of period	—

End of period	$211,032,739

Other Information:

Shares

Sold	22,969,700

Redeemed	(1,731,964)

Net Increase	21,237,736

[1]	Commenced operations on May 2, 2022.

The accompanying notes are an integral part of these financial statements.	11

FINANCIAL INFORMATION — GUARDIAN SHORT DURATION BOND VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Period Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Loss	Total Operations	Net Asset Value, End of Period	Total Return(2),(3)

Period Ended 6/30/22(5)	$10.00	$0.04	$(0.10)	$(0.06)	$9.94	(0.60)%

12	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SHORT DURATION BOND VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3),(4)	Gross Ratio of Expenses to Average Net Assets(3)	Net Ratio of Net Investment Income to Average Net Assets(3),(4)	Gross Ratio of Net Investment Income to Average Net Assets(3)	Portfolio Turnover Rate(3)

$211,033	0.48%	0.55%	2.36%	2.29%	44%

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. Certain non-recurring fees (i.e., audit fees) are not annualized.

(4)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(5)	Commenced operations on May 2, 2022.

The accompanying notes are an integral part of these financial statements.	13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

June 30, 2022 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Short Duration Bond VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on May 2, 2022. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to provide a high level of current income consistent with preservation of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable or for which a Service or independent broker-dealer does not provide a valuation are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5c). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Exchange-traded financial futures and swap contracts are valued at the last settlement price on the market where they are primarily traded.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the period ended June 30, 2022, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2022 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligationsFund Code Not Found most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2022, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

15

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Fund’s asset allocation or risk exposure, (iii) to enhance potential return, or (iv) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into cleared swaps.

In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the swap contracts and may realize a loss. During the period ended June 30, 2022, the Fund entered into credit default swaps for risk exposure management and to enhance potential return.

e. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of its investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from its current market value. There were no options transactions as of June 30, 2022.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

16

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.45% of the first $300 million, and 0.40% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Fund has no sub-adviser.

Park Avenue has contractually agreed through April 30, 2023 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.50%% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the period ended June 30, 2022, Park Avenue waived fees and/or paid Fund expenses in the amount of $25,584.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity

(“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (TBA) securities) for the period ended June 30, 2022, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$116,425,669	$174,939,616
Sales	21,355,627	67,919,539

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and

17

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

d. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2022, the Fund did not hold any restricted, other than 144A restricted securities, or illiquid securities.

f. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

g. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

h. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

i. LIBOR Replacement Risk The terms of many investments, financings or other transactions in the U.S. and globally have been historically tied to LIBOR, which functions as a reference rate or benchmark for various commercial and financial contracts. LIBOR may be a significant factor in determining payment obligations under derivatives transactions, the cost of financing of a Fund’s investments, or the value or return on certain other fund investments. As a result, LIBOR may be relevant to, and directly affect, a Fund’s performance. In July 2017, the Chief Executive of the UK Financial Conduct Authority (the “FCA”) announced that the FCA would no longer persuade nor compel banks to submit

18

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

rates for the calculation of LIBOR after 2021. On March 5, 2021, the FCA announced that all LIBOR settings will either cease to be provided by any administrator, or no longer be representative, immediately after December 31, 2021, for all four non-U.S. dollar LIBORs (British Pound (“GBP”), Euro, Swiss Franc and Japanese Yen) and for one-week and two-month U.S. dollar LIBOR settings, and immediately after June 30, 2023 for the remaining U.S. dollar LIBOR settings, including three-month U.S. dollar LIBOR. In addition, in connection with supervisory guidance from regulators, some regulated entities will cease to enter into most new LIBOR contracts after January 1, 2022. Although a Fund may continue to invest in instruments that reference LIBOR or otherwise use LIBOR reference rates due to favorable liquidity or pricing, new LIBOR assets may no longer be available. Regulators and market participants have been working together to identify or develop successor reference rates and how the calculation of associated spreads (i.e., the amounts above the relevant reference rates paid by borrowers in the market) (if any) should be adjusted. Replacement rates that have been identified include the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities, and the Sterling Overnight Index Average Rate (“SONIA”), which is intended to replace GBP LIBOR and measures the overnight interest rate paid by banks for unsecured transactions in the sterling market, although other replacement rates could be adopted by market participants. At this time, it is not possible to predict the effect of the establishment of SOFR, SONIA or any other replacement rates or any other reforms to LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of a Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades. In addition, there are challenges to converting certain contracts and transactions to a new benchmark and neither the full effects of the transition process nor its ultimate outcome is known. The transition process might lead to increased volatility and illiquidity in markets for instruments with terms tied to LIBOR, reduced values of LIBOR related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Fund.

j. Loan Risk Investments in loans are particularly subject to, among other risks, credit risk, interest rate risk, and counterparty risk. The Fund’s investments in loans can be difficult to value accurately and may be more susceptible to liquidity risk than fixed income (or debt) investments of similar credit quality and/or maturity. Investments or transactions in loans are often subject to long settlement periods (potentially longer than seven days), which could limit the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. As a result, the Fund may be forced to sell other, more desirable, liquid investments, sell illiquid investments at a loss or take other measures to raise cash. Loans often are rated below investment-grade and may be unrated and subject the Fund to the risk that the value of the collateral for the loan may be insufficient to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants (if any) more difficult for the Fund as legal action may have to go through the issuer of the participations. Investments in loans that lack or possess fewer or contingent contractual restrictive covenants are particularly susceptible to the risks associated with these investments. In addition, loans and other similar investments may not be considered “securities” and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

k. Disclosures About Derivative Instruments and Hedging Activities The Fund entered into U.S. Treasury futures contracts for the period ended June 30, 2022 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Under certain market conditions, the Fund may use credit default swaps to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve exposure, (iii) manage risk, (iv) enhance returns, or (v) as substitutes for permitted Fund investments. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities.

19

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. Cleared swaps are transacted through futures commission merchants (“FCM”s) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. Funds post initial and variation margin by making payments to their clearing member FCMs.

Generally, the Fund will enter into credit default swaps on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Credit default swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to credit default swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a credit default swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

In addition to the risks generally applicable to derivatives, risks associated with credit default swap agreements include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements.

As of June 30, 2022, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

	Interest Rate Contracts	Credit Default Contracts

Asset Derivatives
Futures Contracts[1]	$203,632	$—
Swap Contracts[2]	—	360,173

Liability Derivatives
Futures Contracts[1]	$(276,472)	$—

[1]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

[2]

Statement of Assets and Liabilities location: Includes the fair value of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative investments for the period ended June 30, 2022 were as follows:

	Interest Rate Contracts	Credit Default Contracts

Net Realized Gain/(Loss)
Futures Contracts[1]	$(191,498)	$—
Swap Contracts[2]	—	43,238

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[3]	$(72,840)	$—
Swap Contracts[4]	—	360,173

Average Number of Notional Amounts
Futures Contracts[5]	884	—
Swap Contracts — Buy/Sell Protection	$—	$20,644,000

[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net realized gain/(loss) from swap contracts.
[3]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[4]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on swap contracts.
[5]	Amount represents number of contracts.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 6, 2023. The Fund did not utilize the credit facility during the period ended June 30, 2022.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are

20

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SHORT DURATION BOND VIP FUND

indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

21

SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually, taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified, no less than monthly, into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets that must be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 23-24, 2022, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented since its inception.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

22

SUPPLEMENTAL INFORMATION (UNAUDITED)

Recent Rulemaking

Rule 2a-5 and Rule 31a-4

In December 2020, the Securities and Exchange Commission (“SEC”) adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act and defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a fund must fair value a security. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 is September 8, 2022.

Rule 18f-4

In October 2020, the SEC adopted Rule 18f-4 under the 1940 Act related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies. Rule 18f-4 supersedes the framework currently used by funds to comply with Section 18 of the 1940 Act and requires funds whose use of derivatives is more than a limited specified exposure to establish a derivatives risk management program and appoint a derivatives risk manager. The compliance date for Rule 18f-4 is August 19, 2022.

23

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Management Agreement

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on December 8-9, 2020 (the “Meeting”), the Board considered and approved a proposed investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian Equity Income VIP Fund, Guardian Core Fixed Income VIP Fund and Guardian Short Duration Bond VIP Fund (the “New Funds”), and Park Avenue Institutional Advisers LLC (the “Manager”). The Board also considered and approved a proposed sub-advisory agreement (the “Sub-advisory Agreement,” collectively with the Management Agreement, the “Agreements”) between the Manager and Wellington Management Company LLP (“Wellington”) with respect to the Guardian Equity Income VIP Fund. The Trustees who are not parties to the Agreements or “interested persons” (as defined in the 1940 Act) of a party to the Agreements (the “Independent Trustees”) unanimously approved the Agreements for an initial term of two years.1

The Board is responsible for overseeing the management of each Fund. In determining whether to approve the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. At a Board meeting held on September 23—24, 2020, the Board received presentations from the Manager and Wellington regarding the services to be

[1]	Each New Fund commenced operations on May 2, 2022.

rendered and the proposed investment strategies for the New Funds. In advance of the Meeting, the Trustees received written responses from the Manager and Wellington to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements.

During the course of their deliberations, the Independent Trustees met to discuss and evaluate the Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or Wellington.

In reaching its decisions to approve the Agreements, the Board took into account the materials and information described above as well as other materials and information provided to the Board and discussed with and among the Trustees. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to approve the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services to be provided to the New Funds by the Manager and Wellington; (ii) the investment performance of accounts managed by the Manager and Wellington with strategies similar to the applicable New Funds; (iii) the fees to be charged and estimated profitability; (iv) the extent to which economies of scale may in the future exist for a New Fund, and the extent to which a New Fund may benefit from future economies of scale; and (v) any other benefits anticipated to be derived by the Manager or Wellington (or their respective affiliates) from their relationships with the New Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services to be provided to the New Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment

24

SUPPLEMENTAL INFORMATION (UNAUDITED)

advisory services to be provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services to be provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials and assisting the Board with certain valuation matters.

The Trustees considered that the Guardian Equity Income VIP Fund would operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager would have under this structure, including monitoring and evaluating the performance of Wellington, monitoring the Wellington for adherence to the stated investment objectives, strategies, policies and restrictions of the Guardian Equity Income VIP Fund and supervising Wellington with respect to the services that Wellington would provide under the Sub-advisory Agreement. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend Wellington, and its ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the New Funds may benefit from the Manager’s ability to use similar resources and capabilities of its affiliates in providing services to the New Funds.

The Trustees considered information regarding the nature, extent and quality of services to be provided to the Guardian Equity Income VIP Fund by Wellington. The Trustees also considered, among other things, the terms of the Sub-advisory Agreement and the range of investment advisory services to be provided by Wellington under the oversight of the Manager and Wellington’s experience with managing other funds that are a series of the Trust. In evaluating these investment advisory services, the Trustees considered, among other things, Wellington’s investment philosophy, investment approach and approach to portfolio construction, and its approach to managing risk. The Trustees also considered information regarding accounts managed by Wellington with a similar strategy as the Guardian Equity Income VIP Fund, including performance and portfolio characteristics. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals that would serve as portfolio managers for the Guardian Equity Income VIP Fund and the capabilities, resources and reputation of Wellington.

The Trustees considered that Guardian Core Fixed Income VIP Fund and Guardian Short Duration Bond VIP Fund would be managed without a sub-adviser by the Manager. In evaluating the investment advisory services to be provided by the Manager with respect to these New Funds, the Trustees considered, among other things, the Manager’s investment philosophy and style, research and securities selection process and approach to portfolio construction, and the Manager’s approach to managing risk. The Trustees also considered information regarding accounts managed by the Manager with similar strategies as the applicable New Fund, including performance and portfolio characteristics. The Trustees received and evaluated information regarding the background, expertise and/or experience of the investment professionals that would serve as portfolio managers for the New Funds and the capabilities, resources and reputations of the Manager and its affiliates.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations and in light of the New Funds’ anticipated operations, that the nature, extent and quality of services to be provided to the New Funds by the Manager and Wellington were appropriate.

Investment Performance

The New Funds had not commenced operations prior to the Meeting. Accordingly, the New Funds did not yet have an investment performance record. The Board considered historical performance information with respect to other accounts managed by the Manager and Wellington with similar investment strategies as the New Funds, and comparisons to relevant benchmarks. The Trustees concluded that the historical performance records of similarly managed accounts, viewed together with the other relevant factors and information considered by the Trustees, supported a decision to approve each Agreement. The Trustees also concluded that it was appropriate to revisit the New Funds’ investment performance in connection with future reviews of the Agreements.

Costs and Profitability

The Trustees considered the proposed management fees to be paid by the Funds to the Manager under the

25

SUPPLEMENTAL INFORMATION (UNAUDITED)

Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the proposed management fees and the management fees paid by other funds offered as investment options underlying variable contracts within the applicable peer group based on data obtained from Broadridge Financial Solutions, Inc., an independent provider of industry data, which showed that the New Funds’ proposed management fees fell within the following quintiles (with the first quintile representing the lowest management fees and the fifth quintile representing the highest management fees): the second quintile for the Guardian Core Fixed Income VIP Fund and the Guardian Equity Income VIP Fund and the third quintile for the Guardian Short Duration Bond VIP Fund.

The Trustees considered the proposed sub-advisory fee to be paid under the Sub-advisory Agreement and evaluated the reasonableness of that fee. The Trustees also considered that the fees to be paid to Wellington would be paid by the Manager and not the Guardian Equity Income VIP Fund and that the Manager had negotiated the fees with Wellington at arm’s-length.

The Trustees received comparative information relating to each New Fund’s anticipated operating expense ratio and the actual operating expense ratio of a peer group of funds. In this regard, the Board noted that the New Funds’ anticipated operating expense ratios within the following quintiles (with the first quintile representing the lowest expense ratios and the fifth quintile representing the highest expense ratios): the second quintile for Guardian Core Fixed Income VIP Fund and Guardian Equity Income VIP Fund and the third quintile for Guardian Short Duration Bond VIP Fund. The Trustees considered estimates of the New Funds’ projected asset levels and the Manager’s commitment to limit the New Funds’ operating expenses through an expense limitation agreement with the Trust through at least April 20, 2022. Although the Board recognized that the comparisons between the proposed management fees and anticipated operating expenses of the New Funds and those of identified peer funds are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the proposed management fees and evaluation of the anticipated operating expenses.

The Trustees reviewed information regarding the Manager’s projected costs of sponsoring the New Funds and projected profitability of the New Funds to the Manager based on the anticipated assets and expenses of the New Funds. The Trustees noted that the information, including with respect to revenues and expenses, contained estimates because the New Funds had not yet commenced operations at the time of the Board meeting. The Trustees did not consider any projected profitability information from Wellington because the Manager would be responsible for payment of the sub-advisory fee and had negotiated the fee with Wellington at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Trustees concluded that the proposed management and sub-advisory fees were reasonable in light of the nature, extent and quality of services expected to be rendered to the New Funds by the Manager and Wellington. The Trustees also concluded that the projected profitability of the New Funds to the Manager was acceptable and the Trustees determined it was appropriate to revisit this information in connection with future reviews of the Agreements.

Economies of Scale

The New Funds had not commenced operations prior to the Board meeting. As a result, no specific information was available concerning the possible effect that asset growth and economies of scale have on a New Fund’s expenses. The Trustees concluded that it was appropriate to revisit potential economies of scale in connection with future reviews of the Agreements or earlier, if appropriate, and that they were satisfied with the extent to which economies of scale would be shared for the benefit of shareholders based on anticipated asset levels.

Ancillary Benefits

The Trustees considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the New Funds. The Trustees acknowledged that the New Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts. The Trustees considered the benefits to the Manager from increased assets under management. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the

26

SUPPLEMENTAL INFORMATION (UNAUDITED)

Trustees considered the potential benefits, other than sub-advisory fees, that Wellington and its affiliates may receive because of their relationships with the Guardian Equity Income VIP Fund, including the potential increased ability to use soft dollars consistent with Trust policies and other benefits from increases in assets under management. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to Wellington and its affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable New Fund.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

27

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at
http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

28

This Page Intentionally Left Blank

29

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB11741

Guardian Variable

Products Trust

2022

Semiannual Report

All Data as of June 30, 2022

Guardian Small Cap Core VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Small Cap Core VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2022. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN SMALL CAP CORE VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $260,733,753

Sector Allocation[1] As of June 30, 2022

Top Ten Holdings[2] As of June 30, 2022

Holding	% of Total Net Assets
Murphy USA, Inc.	2.20%
Century Communities, Inc.	2.08%
Black Hills Corp.	1.70%
Gray Television, Inc.	1.64%
HealthEquity, Inc.	1.61%
Textainer Group Holdings Ltd.	1.58%
Olin Corp.	1.57%
CommVault Systems, Inc.	1.51%
HF Sinclair Corp.	1.47%
Primoris Services Corp.	1.46%
Total	16.82%

[1]	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
[2]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22-6/30/22	Expense Ratio During Period 1/1/22-6/30/22
Based on Actual Return	$1,000.00	$ 793.60	$4.58	1.03%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,019.69	$5.16	1.03%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN SMALL CAP CORE VIP FUND

June 30, 2022 (unaudited)	Shares	Value
Common Stocks – 98.4%

Auto Components – 2.0%

Goodyear Tire & Rubber Co.(1)	210,340	$2,252,742

Visteon Corp.(1)	29,040	3,007,963

		5,260,705
Banks – 8.6%

Bank OZK	101,393	3,805,279

Cadence Bank	141,369	3,319,344

National Bank Holdings Corp., Class A	57,600	2,204,352

Veritex Holdings, Inc.	92,925	2,718,986

Washington Federal, Inc.	123,805	3,716,626

WesBanco, Inc.	106,726	3,384,281

Wintrust Financial Corp.	42,206	3,382,811

		22,531,679
Biotechnology – 0.9%

Amarin Corp. PLC, ADR(1)	934,845	1,392,919

Ultragenyx Pharmaceutical, Inc.(1)	14,822	884,281

		2,277,200
Capital Markets – 0.6%

CONX Corp.(1)	165,930	1,646,026

		1,646,026
Chemicals – 2.4%

Avient Corp.	56,528	2,265,642

Olin Corp.	88,523	4,096,845

		6,362,487
Communications Equipment – 0.8%

Extreme Networks, Inc.(1)	225,400	2,010,568

		2,010,568
Construction & Engineering – 1.5%

Primoris Services Corp.	175,072	3,809,567

		3,809,567
Consumer Finance – 2.5%

Encore Capital Group, Inc.(1)	56,166	3,244,710

Oportun Financial Corp.(1)	136,997	1,132,965

PROG Holdings, Inc.(1)	127,951	2,111,192

		6,488,867
Diversified Consumer Services – 1.3%

Stride, Inc.(1)	84,076	3,429,460

		3,429,460
Diversified Financial Services – 0.6%

East Resources Acquisition Co.(1)	152,130	1,534,992

		1,534,992
Diversified Telecommunication Services – 0.8%

Anterix, Inc.(1)	50,639	2,079,744

		2,079,744
Electric Utilities – 1.2%

Portland General Electric Co.	61,904	2,991,820

		2,991,820

June 30, 2022 (unaudited)	Shares	Value
Electrical Equipment – 0.9%

EnerSys	41,635	$2,454,800

		2,454,800

Electronic Equipment, Instruments & Components – 2.7%

Advanced Energy Industries, Inc.	35,092	2,561,014

Itron, Inc.(1)	58,342	2,883,845

nLight, Inc.(1)	151,622	1,549,577

		6,994,436
Energy Equipment & Services – 1.3%

Helmerich & Payne, Inc.	80,994	3,487,602

		3,487,602
Entertainment – 0.5%

PLAYSTUDIOS, Inc. (1)(2)	325,000	1,391,000

PLAYSTUDIOS, Inc. (1)	5,681	24,315

		1,415,315
Equity Real Estate Investment Trusts (REITs) – 5.8%

Corporate Office Properties Trust	129,334	3,387,257

Kite Realty Group Trust	177,348	3,066,347

LXP Industrial Trust	224,778	2,414,116

Physicians Realty Trust	198,524	3,464,244

RLJ Lodging Trust	263,383	2,905,114

		15,237,078
Food & Staples Retailing – 0.9%

Sprouts Farmers Market, Inc.(1)	94,407	2,390,385

		2,390,385
Food Products – 2.0%

Sovos Brands, Inc.(1)	174,193	2,764,443

Utz Brands, Inc.	178,304	2,464,161

		5,228,604
Health Care Equipment & Supplies – 3.0%

Lantheus Holdings, Inc.(1)	51,844	3,423,259

Novocure Ltd.(1)	15,467	1,074,957

Omnicell, Inc.(1)	26,159	2,975,586

Quotient Ltd.(1)	868,186	208,365

		7,682,167
Health Care Providers & Services – 4.5%

Acadia Healthcare Co., Inc.(1)	44,405	3,003,110

CareMax, Inc.(1)(2)	213,620	775,441

CareMax, Inc.(1)	71,458	259,392

HealthEquity, Inc.(1)	68,382	4,197,971

R1 RCM, Inc.(1)	170,347	3,570,473

		11,806,387
Health Care Technology – 0.5%

Health Catalyst, Inc.(1)	98,054	1,420,802

		1,420,802
Hotels, Restaurants & Leisure – 2.0%

Bloomin’ Brands, Inc.	170,300	2,830,386

Everi Holdings, Inc.(1)	150,648	2,457,069

		5,287,455

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN SMALL CAP CORE VIP FUND

June 30, 2022 (unaudited)	Shares	Value
Household Durables – 2.1%

Century Communities, Inc.	120,338	$5,411,600

		5,411,600
Independent Power and Renewable Electricity Producers – 1.2%

Sunnova Energy International, Inc.(1)	173,409	3,195,928

		3,195,928
Insurance – 2.2%

Assured Guaranty Ltd.	58,505	3,263,994

BRP Group, Inc., Class A(1)	98,285	2,373,583

		5,637,577
Internet & Direct Marketing Retail – 0.1%

ThredUp, Inc., Class A(1)	139,045	347,612

		347,612
IT Services – 1.9%

Euronet Worldwide, Inc.(1)	24,600	2,474,514

Thoughtworks Holding, Inc.(1)	178,721	2,521,753

		4,996,267
Leisure Products – 1.3%

Solo Brands, Inc., Class A(1)	205,842	835,718

Vista Outdoor, Inc.(1)	91,683	2,557,956

		3,393,674
Life Sciences Tools & Services – 1.3%

NanoString Technologies, Inc.(1)	48,583	617,004

Syneos Health, Inc.(1)	36,822	2,639,401

		3,256,405
Machinery – 2.7%

Altra Industrial Motion Corp.	106,227	3,744,502

Hillman Solutions Corp.(1)	388,275	3,354,696

		7,099,198
Media – 3.3%

Advantage Solutions, Inc.(1)	197,580	750,804

Advantage Solutions, Inc.(1)(2)	269,628	1,024,587

Gray Television, Inc.	253,716	4,285,263

Integral Ad Science Holding Corp.(1)	259,113	2,572,992

		8,633,646
Metals & Mining – 2.6%

Commercial Metals Co.	91,166	3,017,595

Constellium SE(1)	153,244	2,024,353

MP Materials Corp.(1)	49,876	1,600,022

		6,641,970
Mortgage Real Estate Investment Trusts (REITs) – 0.8%

Redwood Trust, Inc.	266,758	2,056,704

		2,056,704
Multi-Utilities – 1.7%

Black Hills Corp.	60,959	4,435,986

		4,435,986
Oil, Gas & Consumable Fuels – 5.2%

Brigham Minerals, Inc., Class A	123,369	3,038,578

CNX Resources Corp.(1)	188,914	3,109,524

HF Sinclair Corp.	85,048	3,840,768

June 30, 2022 (unaudited)	Shares	Value
Oil, Gas & Consumable Fuels (continued)

Magnolia Oil & Gas Corp., Class A	171,745	$3,604,928

		13,593,798

Pharmaceuticals – 0.9%

Intra-Cellular Therapies, Inc.(1)	41,271	2,355,749

		2,355,749
Professional Services – 3.0%

ICF International, Inc.	27,894	2,649,930

Korn Ferry	48,361	2,805,905

Sterling Check Corp.(1)	148,623	2,424,041

		7,879,876
Road & Rail – 1.1%

Marten Transport Ltd.	165,789	2,788,571

		2,788,571
Semiconductors & Semiconductor Equipment – 2.8%

Semtech Corp.(1)	64,077	3,522,312

SMART Global Holdings, Inc.(1)	226,875	3,713,944

		7,236,256
Software – 4.4%

CommVault Systems, Inc.(1)	62,425	3,926,532

NCR Corp.(1)	112,882	3,511,759

Rapid7, Inc.(1)	33,534	2,240,071

WalkMe Ltd.(1)	183,690	1,860,780

		11,539,142
Specialty Retail – 5.0%

Group 1 Automotive, Inc.	17,829	3,027,364

Murphy USA, Inc.	24,679	5,746,999

Petco Health & Wellness Co., Inc.(1)	171,056	2,521,365

Urban Outfitters, Inc.(1)	87,982	1,641,744

		12,937,472
Thrifts & Mortgage Finance – 2.5%

NMI Holdings, Inc., Class A(1)	187,394	3,120,110

WSFS Financial Corp.	81,386	3,262,765

		6,382,875
Trading Companies & Distributors – 5.0%

Custom Truck One Source, Inc.(1)(2)	342,859	1,920,010

Custom Truck One Source, Inc.(1)	85,458	478,565

GATX Corp.	33,901	3,192,118

Rush Enterprises, Inc., Class A	67,560	3,256,392

Textainer Group Holdings Ltd.	149,940	4,109,856

		12,956,941

Total Common Stocks (Cost $267,329,607)		256,605,393

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN SMALL CAP CORE VIP FUND

June 30, 2022 (unaudited)	Principal Amount	Value
Short–Term Investments – 1.7%

Repurchase Agreements – 1.7%

Fixed Income Clearing Corp., 0.24%, dated 6/30/2022, proceeds at maturity value of $4,262,479, due 7/1/2022(3)	$4,262,450	$4,262,450

Total Repurchase Agreements (Cost $4,262,450)		4,262,450

Total Investments – 100.1% (Cost $271,592,057)		260,867,843

Liabilities in excess of other assets – (0.1)%		(134,090)

Total Net Assets – 100.0%		$260,733,753

(1)	Non–income–producing security.
(2)

Security is restricted. Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. At June 30, 2022, the aggregate market value of these securities amounted to $5,111,038, representing 2.0% of net assets.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	3.00%	6/30/2024	$4,352,500	$4,347,738

Legend:

ADR — American Depositary Receipt

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$256,605,393	$—	$—	$256,605,393
Repurchase Agreements	—	4,262,450	—	4,262,450
Total	$256,605,393	$4,262,450	$—	$260,867,843

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN SMALL CAP CORE VIP FUND

Statement of Assets and Liabilities As of June 30, 2022 (unaudited)
Assets

Investments, at value	$260,867,843

Dividends/interest receivable	220,495

Receivable for fund shares subscribed	4,418

Prepaid expenses	3,013

Total Assets	261,095,769

Liabilities

Investment advisory fees payable	158,363

Payable for fund shares redeemed	84,441

Distribution fees payable	57,378

Accrued audit fees	13,473

Accrued custodian and accounting fees	10,901

Accrued trustees’ and officers’ fees	251

Accrued expenses and other liabilities	37,209

Total Liabilities	362,016

Total Net Assets	$260,733,753

Net Assets Consist of:

Paid-in capital	$217,484,383

Distributable earnings	43,249,370

Total Net Assets	$260,733,753

Investments, at Cost	$271,592,057

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	24,473,319

Net Asset Value Per Share	$10.65

Statement of Operations For the Six Months Ended June 30, 2022 (unaudited)
Investment Income

Dividends	$1,561,526

Interest	743

Total Investment Income	1,562,269

Expenses

Investment advisory fees	953,095

Distribution fees	345,324

Professional fees	32,558

Trustees’ and officers’ fees	30,495

Administrative fees	21,135

Custodian and accounting fees	20,105

Transfer agent fees	7,215

Shareholder reports	6,034

Other expenses	7,407

Total Expenses	1,423,368

Net Investment Income/(Loss)	138,901

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments

Net realized gain/(loss) from investments	6,497,794

Net change in unrealized appreciation/(depreciation) on investments	(69,745,700)

Net Loss on Investments	(63,247,906)

Net Decrease in Net Assets Resulting From Operations	$(63,109,005)

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SMALL CAP CORE VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/22	For the Year Ended 12/31/21

Operations

Net investment income/(loss)	$138,901	$30,592

Net realized gain/(loss) from investments	6,497,794	48,230,900

Net change in unrealized appreciation/(depreciation) on investments	(69,745,700)	6,302,779

Net Increase/(Decrease) in Net Assets Resulting from Operations	(63,109,005)	54,564,271

Capital Share Transactions

Proceeds from sales of shares	64,026,001	12,210,610

Cost of shares redeemed	(24,327,111)	(120,157,999)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	39,698,890	(107,947,389)

Net Decrease in Net Assets	(23,410,115)	(53,383,118)

Net Assets

Beginning of period	284,143,868	337,526,986

End of period	$260,733,753	$284,143,868

Other Information:

Shares

Sold	5,295,524	929,071

Redeemed	(2,000,201)	(9,352,087)

Net Increase/(Decrease)	3,295,323	(8,423,016)

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — GUARDIAN SMALL CAP CORE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/22	$13.42	$0.01		$(2.78)	$(2.77)	$10.65	(20.64)%	(4)

Year Ended 12/31/21	11.40	0.00	(5)	2.02	2.02	13.42	17.72%

Year Ended 12/31/20	11.13	0.05		0.22	0.27	11.40	2.43%

Period Ended 12/31/19(6)	10.00	0.01		1.12	1.13	11.13	11.30%	(4)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SMALL CAP CORE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$260,734	1.03%	(4)	1.03%	(4)	0.10%	(4)	0.10%	(4)	26%	(4)

284,144	1.04%		1.04%		0.01%		0.01%		45%

337,527	1.05%		1.05%		0.53%		0.53%		69%

310,451	1.01%	(4)	1.09%	(4)	0.57%	(4)	0.49%	(4)	98%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2019, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Rounds to $0.00 per share.

(6)	Commenced operations on October 21, 2019.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP CORE VIP FUND

June 30, 2022 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Small Cap Core VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 21, 2019. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP CORE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, price below current market value, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2022, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2022 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, private investment in public equity, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2022, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2022, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP CORE VIP FUND

sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.69% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2023 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.05% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2022, Park Avenue did not waive any fees or pay any Fund expenses.

Park Avenue has entered into a Sub-Advisory Agreement with ClearBridge Investments LLC (“ClearBridge”). ClearBridge is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP CORE VIP FUND

oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2022, the Fund paid distribution fees in the amount of $345,324 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $109,352,870 and $71,843,172, respectively, for the six months ended June 30, 2022. During the six months ended June 30, 2022, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP CORE VIP FUND

Investments. As of June 30, 2022, the Fund held four restricted securities, and did not hold any illiquid securities.

f. Private Investment in Public Equity A Fund may invest in securities that are purchased in private investment in public equity (“PIPE”) transactions. PIPEs are an accredited investor’s purchase of stock in a public company at a discount to the current market value per share for the purpose of raising capital and may also issue warrants enabling a Fund to purchase additional shares at a price equal to or at a premium to current market prices. Securities acquired by a Fund in such transactions are subject to resale restrictions under securities laws. Because the shares issued in a PIPE transaction are “restricted securities” under the federal securities laws, a Fund cannot freely trade the securities until the issuer files a registration statement to provide for the public resale of the shares, which typically occurs after the completion of the PIPE transaction and the public registration process with the SEC is completed, a period which can last many months. While issuers in PIPE transactions typically agree that they will register the securities for resale by a Fund after the transaction closes (thereby removing resale restrictions), there is no guarantee that the securities will in fact be registered, or that the registration will be maintained. In addition, a PIPE issuer may require a Fund to agree to other resale restrictions as a condition to the sale of such securities. Thus, a Fund’s ability to resell securities acquired in PIPE transactions may be limited, and even though a public market may exist for such securities, the securities held by a Fund may be deemed illiquid.

g. Special Purpose Acquisition Companies A Fund may invest in stock, warrants, rights and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities in a private placement transaction or as part of a public offering. A SPAC, sometimes referred to as “blank check company,” is a private or publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. The shares of a SPAC are typically issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares of common stock. At a specified time, the rights and warrants may be separated from the common stock at the election of the holder, after which time each security typically is freely tradeable. Private companies can combine with a SPAC to go public by taking the SPAC’s place on an exchange as an alternative to making an initial public offering. Additionally, a Fund may purchase units or shares of SPACs that have completed an IPO on a secondary market, during a SPAC’s IPO or through a PIPE offering. PIPE transactions involve the purchase of securities typically at a discount to the market price of the company’s common stock and may be subject to transfer restrictions, which typically would make them less liquid than equity issued through a public offering. Investments in SPACs also have risks peculiar to the SPAC structure and investment process. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. To the extent a SPAC is invested in cash or similar securities, this may impact a Fund’s ability to meet its investment objective. SPAC shareholders may not approve any proposed acquisition or merger, or an acquisition or merger, once effected, may prove unsuccessful. If an acquisition or merger is not completed within a pre-established period (typically, two years), the remainder of funds invested in the SPAC are returned to its shareholders. While a SPAC investor may receive both stock in the SPAC, as well as warrants or other rights at no marginal cost, those warrants or other rights may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price. A Fund may also be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC. Moreover, interests in SPACs may be illiquid and/or be subject to restrictions on resale, which may remain for an extended time, and may only be traded in the over-the-counter market.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP CORE VIP FUND

Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 6, 2023. The Fund did not utilize the credit facility during the six months ended June 30, 2022.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually, taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified, no less than monthly, into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets that must be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 23-24, 2022, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented since its inception.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Recent Rulemaking

Rule 2a-5 and Rule 31a-4

In December 2020, the Securities and Exchange Commission (“SEC”) adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act and defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a fund must fair value a security. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 is September 8, 2022.

Rule 18f-4

In October 2020, the SEC adopted Rule 18f-4 under the 1940 Act related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies. Rule 18f-4 supersedes the framework currently used by funds to comply with Section 18 of the 1940 Act and requires funds whose use of derivatives is more than a limited specified exposure to establish a derivatives risk management program and appoint a derivatives risk manager. The compliance date for Rule 18f-4 is August 19, 2022.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Management and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 23-24, 2022 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund (formerly, Guardian International Value VIP Fund); Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid Cap Core VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (“Investment Management Agreement”), is in the best interests of the Funds and their shareholders; and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as subadvisers to certain of the Funds (the “Sub-advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund; (ii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund; (iii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iv) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (v) Wellington Management Company LLP with respect to Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vii) Janus Henderson Investors US LLC (formerly, Janus Capital Management LLC) with respect to Guardian Mid Cap Traditional Growth VIP Fund; (viii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (ix) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (x) FIAM LLC with respect to Guardian Select Mid Cap Core VIP Fund; and (xi) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting (each, a “Subadviser” and collectively, the “Subadvisers”) for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Subadviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Subadvisers.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Subadviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Subadvisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Subadvisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Subadviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Subadvisers to the COVID-19 pandemic, including the implementation of remote work arrangements. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Subadvisers, monitoring the Subadvisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Subadvisers with respect to the services that the Subadvisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend subadvisers, and the Manager’s ability to monitor and oversee subadvisers and recommend replacement subadvisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Subadvisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Subadvisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Subadvisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Subadvisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio

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SUPPLEMENTAL INFORMATION (UNAUDITED)

managers for the Sub-advised Funds and the capabilities and resources of the Subadvisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Subadviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year, five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Subadvisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Subadviser was generally satisfactory, or, that any steps being taken by the Manager and Subadvisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Subadvisers, but noted that the Manager had negotiated the fees with the Subadvisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Subadvisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. The Trustees also considered that the Manager proposed (and the Board approved) changes to the expense limitation for three Funds, in each case bringing total expenses closer to the median for the peer group. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Subadvisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for eleven of sixteen Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Subadvisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Subadvisers and their affiliates are consistent with those expected for a subadviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, the 4th quintile for its performance universe for the 3-year period and the 5th quintile for its performance universes for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 3rd quintile for the 3-year period and in the 4th quintile for 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•

The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period, in the 1st quintile of its performance universe for the 3-year period and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and 5-year periods. The Board noted

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SUPPLEMENTAL INFORMATION (UNAUDITED)

that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 3rd quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 3rd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 2nd quintile.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 4th quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 4th quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would decrease the Fund’s expense limitation from 1.10% to 1.09% reflecting movement closer to the median of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, in the 1st quintile for the 3-year period and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 1st quintile for the 3-year period. The Board also noted that the Fund’s performance was above the benchmark index for the 3-year and 5- year periods. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian International Equity VIP Fund (formerly, Guardian International Value VIP Fund)

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 3rd quintile of the expense group and that the actual management fee was in the 2nd quintile.

Guardian Core Plus Fixed Income VIP Fund

•

The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 5th quintile for the 5-year period. The Board

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also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 2nd quintile.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period and lower than the benchmark index for the since-inception period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 1st quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile of the expense group and that the actual management fee was in the 3rd quintile.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the

1-year period and in the 4th quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year period and was in line with the benchmark index for the since-inception period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 3rd quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile.

Guardian All Cap Core VIP Fund, Guardian Select Mid Cap Core VIP Fund, Guardian Small-Mid Cap Core VIP Fund and Guardian Strategic Large Cap Core VIP Fund

•	Given each Fund’s short operational history, Broadridge did not provide performance information for these Funds. The Board noted that it would have opportunity to consider each Fund’s performance information at future contract review meetings and would receive monthly performance information from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile for each Fund, except Guardian Strategic Large Cap Core VIP Fund. The Board noted that the contractual management fee and actual total expenses were in the 1st quintile for the Guardian Strategic Large Cap Core VIP Fund and the actual management fee was in the 2nd quintile.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

24

This Page Intentionally Left Blank

25

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB10526

Guardian Variable

Products Trust

2022

Semiannual Report

All Data as of June 30, 2022

Guardian Total Return Bond VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Total Return Bond VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2022. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN TOTAL RETURN BOND VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $292,246,407

Bond Sector Allocation[1] As of June 30, 2022

Bond Quality Allocation[2] As of June 30, 2022

1

GUARDIAN TOTAL RETURN BOND VIP FUND

Top Ten Holdings[1] As of June 30, 2022

Holding	Coupon Rate	Maturity Date	% of Total Net Assets
U.S. Treasury Note	2.500%	4/30/2024	7.53%
U.S. Treasury Note	1.875%	2/15/2032	6.07%
Vanguard Short-Term Inflation-Protected Securities ETF	—	—	4.63%
Federal National Mortgage Association	3.000%	5/1/2052	3.15%
U.S. Treasury Bond	2.250%	8/15/2049	1.66%
Federal National Mortgage Association	3.500%	5/1/2052	1.56%
Federal National Mortgage Association	3.500%	6/1/2052	1.51%
U.S. Treasury Note	0.250%	10/31/2025	1.40%
U.S. Treasury Note	1.500%	9/30/2024	1.37%
Federal Home Loan Mortgage Corp.	3.500%	6/1/2052	1.31%
Total			30.19%

[1]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Cash includes short-term investments and net other assets and liabilities.
[2]

The Bond Quality Allocation chart displays the percentage of fund assets allocated to each rating. Rating agencies’ independent ratings of individual securities are aggregated by Barclays, and market weights are reported using Standard & Poor’s letter rating conventions. Rating methodology uses the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services, and Fitch Ratings. When a rating from only two of the rating agencies is available, the lower rating is used. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standards of credit quality. Rating agencies may fail to make timely changes in credit ratings, and an issuer’s current financial condition may be better or worse than a rating indicates. In formulating investment decisions for the Fund, Park Avenue Institutional Advisers LLC develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

2

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22-6/30/22	Expense Ratio During Period 1/1/22-6/30/22
Based on Actual Return	$1,000.00	$ 886.00	$3.69	0.79%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,020.88	$3.96	0.79%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

SCHEDULE OF INVESTMENTS – GUARDIAN TOTAL RETURN BOND VIP FUND

June 30, 2022 (unaudited)	Principal Amount	Value
Agency Mortgage–Backed Securities – 13.6%

Federal Home Loan Mortgage Corp. 3.00% due 3/1/2052	$2,258,087	$2,104,745
3.50% due 6/1/2052	3,980,435	3,830,768
4.00% due 6/1/2052	746,681	736,789

Federal National Mortgage Association 3.00% due 5/1/2052	9,862,343	9,190,513
3.50% due 5/1/2052	4,741,497	4,563,937
3.50% due 6/1/2052	4,582,085	4,409,674
4.00% due 6/1/2052	3,562,472	3,515,273

Freddie Mac Multifamily Structured Pass-Through Certificates K065 A2 3.243% due 4/25/2027	2,900,000	2,883,209
K069 A2 3.187% due 9/25/2027(1)(2)	2,650,000	2,625,397
K073 A2 3.35% due 1/25/2028	1,325,000	1,325,916
K075 A2 3.65% due 2/25/2028(1)(2)	2,915,000	2,951,801
K103 A2 2.651% due 11/25/2029	1,573,000	1,494,535

Total Agency Mortgage–Backed Securities (Cost $40,166,842)		39,632,557
Asset–Backed Securities – 15.6%

American Express Credit Account Master Trust 2017-7 B 2.54% due 5/15/2025	2,306,000	2,303,866

American Tower Trust I 13 2A 3.07% due 3/15/2023(3)	1,500,000	1,493,543

AmeriCredit Automobile Receivables Trust 2019-3 B 2.13% due 7/18/2025	1,340,379	1,338,241

Ares XXXIIR CLO Ltd. 2014-32RA B 3.211% (LIBOR 3 Month + 1.80%) due 5/15/2030(2)(3)	1,200,000	1,118,520

Ares XXXIV CLO Ltd. 2015-2A BR2 2.644% (LIBOR 3 Month + 1.60%) due 4/17/2033(2)(3)	450,000	428,473

Battalion CLO XX Ltd. 2021-20A D 4.144% (LIBOR 3 Month + 3.10%) due 7/15/2034(2)(3)	2,000,000	1,784,000

BlueMountain CLO Ltd. 2014-2A BR2 2.813% (LIBOR 3 Month + 1.75%) due 10/20/2030(2)(3)	800,000	761,898

Carlyle U.S. CLO Ltd. 2017-3A BR 3.063% (LIBOR 3 Month + 2.00%) due 7/20/2029(2)(3)	3,000,000	2,803,590

June 30, 2022 (unaudited)	Principal Amount	Value
Asset-Backed Securities (continued)

CarMax Auto Owner Trust 2020-4 B 0.85% due 6/15/2026	$1,400,000	$1,308,220

CIFC Funding Ltd. 2013-4A BRR 2.825% (LIBOR 3 Month + 1.60%) due 4/27/2031(2)(3)	800,000	764,880

DB Master Finance LLC 2021-1A A2II 2.493% due 11/20/2051(3)	1,044,750	889,099

Dell Equipment Finance Trust 2020-2 A3 0.57% due 10/23/2023(3)	1,378,934	1,362,236

Elmwood CLO IX Ltd. 2021-2A C 2.963% (LIBOR 3 Month + 1.90%) due 7/20/2034(2)(3)	3,000,000	2,806,842

Ford Credit Auto Owner Trust 2020-1 A 2.04% due 8/15/2031(3)	1,100,000	1,052,037

Ford Credit Floorplan Master Owner Trust 2020-2 A 1.06% due 9/15/2027	1,500,000	1,377,161

Ford Credit Floorplan Master Owner Trust 2017-3 A 2.48% due 9/15/2024	665,000	664,674

GLS Auto Receivables Issuer Trust 2019-4A B 2.78% due 9/16/2024(3)	1,098,850	1,098,541

GM Financial Consumer Automobile Receivables Trust 2020-A A3 0.38% due 8/18/2025	1,460,903	1,427,303

Golden Credit Card Trust 2018-4A A 3.44% due 8/15/2025(3)	1,590,000	1,592,054

ICG U.S. CLO Ltd. 2018-2A B 2.886% (LIBOR 3 Month + 1.75%) due 7/22/2031(2)(3)	1,300,000	1,251,124

Master Credit Card Trust 2021-1A A 0.53% due 11/21/2025(3)	1,590,000	1,508,610

Neuberger Berman CLO XVI-S Ltd. 2017-16SA BR 2.444% (LIBOR 3 Month + 1.40%) due 4/15/2034(2)(3)	1,000,000	947,068

Neuberger Berman CLO XVII Ltd. 2014-17A BR2 2.636% (LIBOR 3 Month + 1.50%) due 4/22/2029(2)(3)	1,100,000	1,053,580

Octagon Investment Partners 50 Ltd. 2020-4A DR 4.194% (LIBOR 3 Month + 3.15%) due 1/15/2035(2)(3)	1,100,000	1,019,366

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS – GUARDIAN TOTAL RETURN BOND VIP FUND

June 30, 2022 (unaudited)	Principal Amount	Value
Asset-Backed Securities (continued)

Octagon Loan Funding Ltd. 2014-1A CRR 3.655% (LIBOR 3 Month + 2.20%) due 11/18/2031(2)(3)	$3,200,000	$3,032,000

OHA Credit Funding 3 Ltd. 2019-3A CR 3.013% (LIBOR 3 Month + 1.95%) due 7/2/2035(2)(3)	3,000,000	2,808,960

Oscar U.S. Funding XIV LLC 2022-1A A2 1.60% due 3/10/2025(3)	1,350,000	1,326,158

Riserva CLO Ltd. 2016-3A CRR 2.844% (LIBOR 3 Month + 1.80%) due 1/18/2034(2)(3)	3,000,000	2,747,700

Santander Drive Auto Receivables Trust 2021-1 B 0.50% due 4/15/2025	1,342,837	1,337,480

Synchrony Card Funding LLC 2022-A1 A 3.37% due 4/15/2028	1,190,000	1,181,861

Voya CLO Ltd. 2016-3A A3R 2.794% (LIBOR 3 Month + 1.75%) due 10/18/2031(2)(3)	955,000	912,121

Total Asset–Backed Securities (Cost $47,431,902)		45,501,206
Corporate Bonds & Notes – 30.2%

Aerospace & Defense – 0.5%

Boeing Co. 5.15% due 5/1/2030	1,150,000	1,103,299

Northrop Grumman Corp. 5.25% due 5/1/2050	350,000	369,649

		1,472,948
Agriculture – 0.7%

Cargill, Inc. 2.125% due 11/10/2031(3)	2,300,000	1,917,303

		1,917,303
Apparel – 0.2%

NIKE, Inc. 2.85% due 3/27/2030	750,000	688,635

		688,635
Beverages – 0.6%

Anheuser-Busch InBev Worldwide, Inc. 3.50% due 6/1/2030	750,000	702,810

PepsiCo, Inc. 1.95% due 10/21/2031	1,400,000	1,193,850

		1,896,660
Building Materials – 0.3%

Cornerstone Building Brands, Inc. 6.125% due 1/15/2029(3)	1,500,000	966,120

		966,120

June 30, 2022 (unaudited)	Principal Amount	Value
Commercial Banks – 5.6%

ASB Bank Ltd. 2.375% due 10/22/2031(3)	$1,900,000	$1,578,786

Bank of America Corp. 4.271% (4.271% fixed rate until 7/23/2028; LIBOR 3 Month + 1.31% thereafter) due 7/23/2029(2)	3,900,000	3,750,552

Credit Suisse Group AG 4.207% (4.207% fixed rate until 6/12/2023; LIBOR 3 Month + 1.24% thereafter) due 6/12/2024(2)(3)	800,000	791,272

Goldman Sachs Group, Inc. 4.223% (4.223% fixed rate until 5/1/2028; LIBOR 3 Month + 1.30% thereafter) due 5/1/2029(2)	1,200,000	1,151,844
4.387% (4.387% fixed rate until 6/15/2026; SOFR + 1.51% thereafter) due 6/15/2027(2)	600,000	592,014

Huntington National Bank 4.552% (4.552% fixed rate until 5/17/2027; SOFR + 1.65% thereafter) due 5/17/2028(2)	1,400,000	1,393,854

JPMorgan Chase & Co. 4.203% (4.203% fixed rate until 7/23/2028; LIBOR 3 Month + 1.26% thereafter) due 7/23/2029(2)	1,700,000	1,639,378

Morgan Stanley 3.772% (3.772% fixed rate until 1/24/2028; LIBOR 3 Month + 1.14% thereafter) due 1/24/2029(2)	3,000,000	2,851,740

Toronto-Dominion Bank 4.108% due 6/8/2027	1,500,000	1,484,265

UBS Group AG 4.751% (4.751% fixed rate until 5/12/2027; H15T1Y + 1.75% thereafter) due 5/12/2028(2)(3)	1,000,000	989,380

		16,223,085
Commercial Services – 0.1%

Team Health Holdings, Inc. 6.375% due 2/1/2025(3)	500,000	352,290

		352,290
Cosmetics & Personal Care – 0.8%

Estee Lauder Cos., Inc. 2.60% due 4/15/2030	1,150,000	1,031,814

Procter & Gamble Co. 3.00% due 3/25/2030	1,500,000	1,415,640

		2,447,454

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS – GUARDIAN TOTAL RETURN BOND VIP FUND

June 30, 2022 (unaudited)	Principal Amount	Value
Diversified Financial Services – 0.3%

AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% due 10/29/2026	$1,100,000	$957,605

		957,605
Electric – 1.0%

Ameren Illinois Co. 4.50% due 3/15/2049	810,000	782,914

CenterPoint Energy Houston Electric LLC Series AD 2.90% due 7/1/2050	450,000	339,165

Duke Energy Corp. 3.50% due 6/15/2051	1,250,000	942,812

NextEra Energy Capital Holdings, Inc. 5.00% due 7/15/2032	500,000	512,235

Wisconsin Public Service Corp. 2.85% due 12/1/2051	500,000	363,020

		2,940,146
Electronics – 0.6%

Honeywell International, Inc. 1.75% due 9/1/2031	1,400,000	1,158,388
2.70% due 8/15/2029	500,000	459,455

		1,617,843
Entertainment – 0.8%

Affinity Gaming 6.875% due 12/15/2027(3)	1,500,000	1,261,215

Magallanes, Inc. 4.279% due 3/15/2032(3)	750,000	670,042

Premier Entertainment Sub LLC / Premier Entertainment Finance Corp. 5.625% due 9/1/2029(3)	200,000	142,724
5.875% due 9/1/2031(3)	400,000	277,468

		2,351,449
Environmental Control – 0.7%

Waste Management, Inc. 1.50% due 3/15/2031	2,450,000	1,951,057

		1,951,057
Food – 0.6%

Kraft Heinz Foods Co. 3.75% due 4/1/2030	900,000	831,699

Kroger Co. 1.70% due 1/15/2031	1,150,000	914,503

		1,746,202
Healthcare-Products – 0.5%

Abbott Laboratories 4.75% due 11/30/2036	1,400,000	1,484,756

		1,484,756
Healthcare-Services – 0.2%

UnitedHealth Group, Inc. 4.20% due 5/15/2032	600,000	600,144

		600,144

June 30, 2022 (unaudited)	Principal Amount	Value
Housewares – 0.3%

SWF Escrow Issuer Corp. 6.50% due 10/1/2029(3)	$1,250,000	$873,075

		873,075
Insurance – 2.1%

Athene Holding Ltd. 3.50% due 1/15/2031	950,000	803,976

Chubb INA Holdings, Inc. 1.375% due 9/15/2030	2,100,000	1,678,614

CNA Financial Corp. 2.05% due 8/15/2030	1,305,000	1,050,290

Hartford Financial Services Group, Inc. 2.80% due 8/19/2029	1,200,000	1,070,316

MetLife, Inc. 4.55% due 3/23/2030	1,600,000	1,613,184

		6,216,380
Internet – 0.5%

Amazon.com, Inc. 1.65% due 5/12/2028	1,500,000	1,331,160

		1,331,160
Leisure Time – 0.5%

Viking Cruises Ltd. 13.00% due 5/15/2025(3)	1,365,000	1,400,408

		1,400,408
Machinery-Construction & Mining – 0.2%

Caterpillar, Inc. 2.60% due 4/9/2030	500,000	453,690

		453,690
Machinery-Diversified – 0.9%

John Deere Capital Corp. 3.90% due 6/7/2032	2,800,000	2,766,988

		2,766,988
Media – 0.7%

Audacy Capital Corp. 6.75% due 3/31/2029(3)	500,000	267,310

Charter Communications Operating LLC / Charter Communications Operating Capital 2.25% due 1/15/2029	400,000	329,184
3.90% due 6/1/2052	400,000	279,228

Sinclair Television Group, Inc. 5.50% due 3/1/2030(3)	1,750,000	1,295,122

		2,170,844
Miscellaneous Manufacturing – 1.2%

Parker-Hannifin Corp. 4.25% due 9/15/2027	2,800,000	2,785,356
4.50% due 9/15/2029	600,000	596,994

		3,382,350
Oil & Gas – 2.1%

BP Capital Markets America, Inc. 3.06% due 6/17/2041	450,000	350,482

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS – GUARDIAN TOTAL RETURN BOND VIP FUND

June 30, 2022 (unaudited)	Principal Amount	Value
Oil & Gas (continued)

Cenovus Energy, Inc. 2.65% due 1/15/2032	$400,000	$331,296
4.25% due 4/15/2027	320,000	313,984

CITGO Petroleum Corp. 7.00% due 6/15/2025(3)	250,000	241,888

Hess Corp. 4.30% due 4/1/2027	3,300,000	3,218,358

Marathon Oil Corp. 4.40% due 7/15/2027	1,250,000	1,221,237

PBF Holding Co. LLC / PBF Finance Corp. 6.00% due 2/15/2028	250,000	211,878
9.25% due 5/15/2025(3)	265,000	277,548

		6,166,671
Oil & Gas Services – 0.1%

TechnipFMC PLC 6.50% due 2/1/2026(3)	300,000	298,503

		298,503
Packaging & Containers – 0.1%

WRKCo, Inc. 3.00% due 6/15/2033	450,000	379,139

		379,139
Pharmaceuticals – 1.5%

AbbVie, Inc. 4.25% due 11/21/2049	600,000	531,822

Bausch Health Cos., Inc. 5.25% due 1/30/2030(3)	190,000	98,922

Bristol Myers Squibb Co. 2.95% due 3/15/2032	2,100,000	1,927,653

Pfizer, Inc. 1.75% due 8/18/2031	750,000	627,360
3.45% due 3/15/2029	1,300,000	1,264,445

		4,450,202
Pipelines – 1.0%

ONEOK, Inc. 6.35% due 1/15/2031	850,000	888,395

Targa Resources Partners LP / Targa Resources Partners Finance Corp. 4.00% due 1/15/2032	2,250,000	1,929,532

		2,817,927
Real Estate Investment Trusts (REITs) – 1.3%

American Tower Corp. 3.65% due 3/15/2027	500,000	475,740

Essex Portfolio LP 1.70% due 3/1/2028	900,000	772,299

Mid-America Apartments LP 3.95% due 3/15/2029	800,000	763,568

Prologis LP 2.25% due 4/15/2030	700,000	605,913

Simon Property Group LP 2.20% due 2/1/2031	1,300,000	1,055,626

		3,673,146

June 30, 2022 (unaudited)	Principal Amount	Value
Retail – 0.6%

AutoZone, Inc. 3.75% due 6/1/2027	$1,000,000	$970,280

O’Reilly Automotive, Inc. 4.70% due 6/15/2032	900,000	897,219

		1,867,499
Semiconductors – 1.2%

Broadcom, Inc. 4.15% due 4/15/2032(3)	550,000	497,937

Lam Research Corp. 1.90% due 6/15/2030	1,450,000	1,223,945

NVIDIA Corp. 2.00% due 6/15/2031	1,700,000	1,442,654

NXP BV / NXP Funding LLC / NXP USA, Inc. 2.65% due 2/15/2032	250,000	205,465

		3,370,001
Software – 0.4%

Electronic Arts, Inc. 1.85% due 2/15/2031	730,000	593,607

Microsoft Corp. 3.50% due 2/12/2035	700,000	672,441

		1,266,048
Telecommunications – 1.5%

T-Mobile USA, Inc. 2.70% due 3/15/2032	250,000	209,747
3.40% due 10/15/2052	200,000	147,694

Verizon Communications, Inc. 2.355% due 3/15/2032	2,750,000	2,281,262

Vodafone Group PLC 4.375% due 5/30/2028	1,200,000	1,193,184
4.875% due 6/19/2049	500,000	459,785

		4,291,672
Transportation – 0.5%

Union Pacific Corp. 2.80% due 2/14/2032	900,000	800,352
3.50% due 2/14/2053	300,000	245,154

United Parcel Service, Inc. 4.45% due 4/1/2030	500,000	511,370

		1,556,876

Total Corporate Bonds & Notes (Cost $97,556,533)		88,346,276
Non–Agency Mortgage–Backed Securities – 8.1%

BANK 2019-BN24 AS 3.283% due 11/15/2062(1)(2)	1,413,000	1,258,597

BB-UBS Trust 2012-SHOW A 3.43% due 11/5/2036(3)	2,500,000	2,424,400

Citigroup Commercial Mortgage Trust 2014-GC21 A5 3.855% due 5/10/2047	1,330,000	1,321,848
2016-C3 AS 3.366% due 11/15/2049(1)(2)	1,125,000	1,052,614

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS – GUARDIAN TOTAL RETURN BOND VIP FUND

June 30, 2022 (unaudited)	Principal Amount	Value
Non–Agency Mortgage–Backed Securities (continued)

Commercial Mortgage Trust 2013-LC6 AM 3.282% due 1/10/2046	$2,500,000	$2,490,854

Freddie Mac STACR REMIC Trust 2022-DNA1 M1A 1.926% due 1/25/2042(1)(2)(3)	880,000	846,173

Grace Trust 2020-GRCE C 2.679% due 12/10/2040(1)(2)(3)	1,100,000	895,891

GS Mortgage Securities Corp. II 2005-ROCK A 5.366% due 5/3/2032(3)	1,800,000	1,879,924

GS Mortgage Securities Trust 2013-GC16 A4 4.271% due 11/10/2046	750,000	749,981

Jackson Park Trust 2019-LIC B 2.914% due 10/14/2039(3)	680,000	591,950

Life Mortgage Trust 2021-BMR C 2.424% due 3/15/2038(1)(2)(3)	1,474,455	1,400,231

Morgan Stanley Capital I Trust 2020-L4 AS 2.88% due 2/15/2053	750,000	655,080

NYC Commercial Mortgage Trust 2021-909 C 3.205% due 4/10/2043(1)(2)(3)	580,000	476,719

ONE Park Mortgage Trust 2021-PARK B 2.274% due 3/15/2036(1)(2)(3)	500,000	471,486

SLG Office Trust 2021-OVA A 2.585% due 7/15/2041(3)	1,800,000	1,532,019

Stack Infrastructure Issuer LLC 2021-1A A2 1.877% due 3/26/2046(3)	1,250,000	1,117,924

Wells Fargo Commercial Mortgage Trust 2018-AUS A 4.194% due 8/17/2036(1)(2)(3)	2,000,000	1,938,191
2021-SAVE A 2.474% due 2/15/2040(1)(2)(3)	1,181,728	1,131,880

WFRBS Commercial Mortgage Trust 2014-C19 AS 4.271% due 3/15/2047	1,500,000	1,487,524

Total Non–Agency Mortgage–Backed Securities (Cost $25,893,110)		23,723,286
U.S. Government Securities – 22.1%

U.S. Treasury Bond 2.25% due 8/15/2049	5,900,000	4,840,766

U.S. Treasury Note 0.25% due 10/31/2025	4,500,000	4,100,274
0.625% due 5/15/2030	700,000	583,734
0.875% due 11/15/2030	2,200,000	1,857,281
1.25% due 5/31/2028	1,100,000	990,773

June 30, 2022 (unaudited)	Principal Amount	Value
U.S. Government Securities (continued)
1.50% due 9/30/2024	$4,150,000	$4,013,828
1.625% due 5/15/2031	3,580,000	3,198,506
1.875% due 2/15/2032	19,570,000	17,729,197
2.25% due 3/31/2024	2,200,000	2,172,328
2.50% due 4/30/2024	22,200,000	22,008,352
2.75% due 4/30/2027	3,300,000	3,255,656

Total U.S. Government Securities (Cost $68,057,629)		64,750,695

	Shares	Value
Exchange–Traded Funds – 4.6%

Vanguard Short-Term Inflation-Protected Securities ETF	270,000	13,532,400

Total Exchange–Traded Funds (Cost $13,720,900)		13,532,400

	Principal Amount	Value
Short–Term Investments – 4.6%
Repurchase Agreements – 4.6%

Fixed Income Clearing Corp., 0.24%, dated 6/30/2022, proceeds at maturity value of $13,335,560, due 7/1/2022(4)	$13,335,471	13,335,471

Total Repurchase Agreements (Cost $13,335,471)		13,335,471

Total Investments(5) – 98.8% (Cost $306,162,387)		288,821,891

Assets in excess of other liabilities(6) – 1.2%		3,424,516

Total Net Assets – 100.0%		$292,246,407

(1)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2022.
(3)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2022, the aggregate market value of these securities amounted to $63,466,501, representing 21.7% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	3.00%	6/30/2024	$13,617,100	$13,602,203

(5)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).

8	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS – GUARDIAN TOTAL RETURN BOND VIP FUND

(6)	Assets in excess of other liabilities include net unrealized appreciation on futures contracts and centrally cleared swap contracts as follows:

Open futures contracts at June 30, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. 2-Year Treasury Note	September 2022	148	Long	$31,179,179	$31,082,313	$(96,866)
U.S. 10-Year Treasury Note	September 2022	67	Long	7,935,389	7,941,594	6,205
U.S. Long Bond	September 2022	250	Long	35,021,279	34,656,250	(365,029)
U.S. Ultra Bond	September 2022	139	Long	21,669,096	21,453,781	(215,315)
Total				$95,804,943	$95,133,938	$(671,005)

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	September 2022	36	Short	$(4,053,521)	$(4,041,000)	$12,521
U.S. Ultra 10-Year Treasury Note	September 2022	328	Short	(42,069,307)	(41,779,000)	290,307
Total				$(46,122,828)	$(45,820,000)	$302,828

Centrally cleared credit default swap agreements — buy protection(7):

Reference Entity	Implied Credit Spread at 6/30/22(8)	Notional(9)		Maturity	(Pay)/ Receive Fixed Rate	Periodic Payment Frequency	Upfront Payments Made	Value	Unrealized Appreciation
CDX.NA.HY.S38	5.79%	USD	23,166,000	6/20/2027	(5.00)%	Quarterly	$(113,412)	$676,323	$789,735

(7)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

(8)

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(9)

The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Legend:

CLO — Collateralized Loan Obligation

H15T1Y — 1-year Constant Maturity Treasury Rate

LIBOR — London Interbank Offered Rate

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

The accompanying notes are an integral part of these financial statements.	9

SCHEDULE OF INVESTMENTS – GUARDIAN TOTAL RETURN BOND VIP FUND

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage–Backed Securities	$—	$39,632,557	$—	$39,632,557
Asset–Backed Securities	—	45,501,206	—	45,501,206
Corporate Bonds & Notes	—	88,346,276	—	88,346,276
Non–Agency Mortgage–Backed Securities	—	23,723,286	—	23,723,286
U.S. Government Securities	—	64,750,695	—	64,750,695
Exchange–Traded Funds	13,532,400	—	—	13,532,400
Repurchase Agreements	—	13,335,471	—	13,335,471
Total	$13,532,400	$275,289,491	$—	$288,821,891
Other Financial Instruments
Futures Contracts
Assets	$309,033	$—	$—	$309,033
Liabilities	(677,210)	—	—	(677,210)
Swap Contracts
Assets	—	789,735	—	789,735
Total	$(368,177)	$789,735	$—	$421,558

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN TOTAL RETURN BOND VIP FUND

Statement of Assets and Liabilities As of June 30, 2022 (unaudited)
Assets

Investments, at value	$288,821,891

Receivable for variation margin on swap contracts	2,782,721

Cash deposits with brokers for futures contracts	1,661,484

Interest receivable	1,557,023

Receivable for variation margin on futures contracts	448,610

Reimbursement receivable from adviser	4,563

Prepaid expenses	2,398

Total Assets	295,278,690

Liabilities

Cash due to broker for swap contracts	1,377,097

Payable for investments purchased	1,362,628

Investment advisory fees payable	108,531

Distribution fees payable	60,295

Payable for fund shares redeemed	42,866

Accrued custodian and accounting fees	20,111

Accrued audit fees	13,915

Accrued trustees’ and officers’ fees	2,805

Accrued expenses and other liabilities	44,035

Total Liabilities	3,032,283

Total Net Assets	$292,246,407

Net Assets Consist of:

Paid-in capital	$312,485,844

Distributable loss	(20,239,437)

Total Net Assets	$292,246,407

Investments, at Cost	$306,162,387

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	31,086,781

Net Asset Value Per Share	$9.40

Statement of Operations For the Six Months Ended June 30, 2022 (unaudited)
Investment Income

Dividends	$323,016

Interest	4,280,858

Total Investment Income	4,603,874

Expenses

Investment advisory fees	704,170

Distribution fees	393,802

Professional fees	40,426

Trustees’ and officers’ fees	37,867

Custodian and accounting fees	29,367

Administrative fees	26,172

Transfer agent fees	7,178

Shareholder reports	6,671

Other expenses	8,637

Total Expenses	1,254,290

Less: Fees waived	(9,877)

Total Expenses, Net	1,244,413

Net Investment Income/(Loss)	3,359,461

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Derivative Contracts

Net realized gain/(loss) from investments	(24,253,170)

Net realized gain/(loss) from futures contracts	(4,031,724)

Net realized gain/(loss) from swap contracts	1,543,139

Net change in unrealized appreciation/(depreciation) on investments	(16,757,225)

Net change in unrealized appreciation/(depreciation) on futures contracts	261,808

Net change in unrealized appreciation/(depreciation) on swap contracts	1,042,840

Net Loss on Investments and Derivative Contracts	(42,194,332)

Net Decrease in Net Assets Resulting From Operations	$(38,834,871)

The accompanying notes are an integral part of these financial statements.	11

FINANCIAL INFORMATION — GUARDIAN TOTAL RETURN BOND VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/22	For the Year Ended 12/31/21

Operations

Net investment income/(loss)	$3,359,461	$6,005,523

Net realized gain/(loss) from investments and derivative contracts	(26,741,755)	5,129,719

Net change in unrealized appreciation/(depreciation) on investments and derivative contracts	(15,452,577)	(13,755,506)

Net Decrease in Net Assets Resulting from Operations	(38,834,871)	(2,620,264)

Capital Share Transactions

Proceeds from sales of shares	3,350,020	71,424,099

Cost of shares redeemed	(27,471,316)	(46,992,461)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(24,121,296)	24,431,638

Net Increase/(Decrease) in Net Assets	(62,956,167)	21,811,374

Net Assets

Beginning of period	355,202,574	333,391,200

End of period	$292,246,407	$355,202,574

Other Information:

Shares

Sold	349,821	6,759,525

Redeemed	(2,749,325)	(4,443,226)

Net Increase/(Decrease)	(2,399,504)	2,316,299

12	The accompanying notes are an integral part of these financial statements.

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13

FINANCIAL INFORMATION — GUARDIAN TOTAL RETURN BOND VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/22	$10.61	$0.10	$(1.31)	$(1.21)	$9.40	(11.40)%	(4)

Year Ended 12/31/21	10.70	0.18	(0.27)	(0.09)	10.61	(0.84)%

Year Ended 12/31/20	10.03	0.14	0.53	0.67	10.70	6.68%

Period Ended 12/31/19(5)	10.00	0.03	0.00 (6)	0.03	10.03	0.30%	(4)

14	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN TOTAL RETURN BOND VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$292,246	0.79%	(4)	0.80%	(4)	2.13%	(4)	2.12%	(4)	109%	(4)

355,203	0.79%		0.79%		1.68%		1.68%		155%

333,391	0.79%		0.81%		1.40%		1.38%		112%

337,312	0.75%	(4)	0.85%	(4)	1.56%	(4)	1.46%	(4)	18%	(4)

(1)	Calculated based on the average shares outstanding during the period.
(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.
(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2019, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on October 21, 2019.
(6)	Rounds to $0.00 per share.

The accompanying notes are an integral part of these financial statements.	15

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

June 30, 2022 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Total Return Bond VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 21, 2019. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks total return with an emphasis on current income as well as capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable or for which a Service or independent broker-dealer does not provide a valuation are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5c). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Exchange-traded financial futures and swap contracts are valued at the last settlement price on the market where they are primarily traded.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

16

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2022, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2022 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2022, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

17

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Fund’s asset allocation or risk exposure, (iii) to enhance potential return, or (iv) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into cleared swaps.

In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the swap contracts and may realize a loss. During the six months ended June 30, 2022, the Fund entered into credit default swaps for risk exposure management and to enhance potential return.

e. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of its investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from its current market value. There were no options transactions as of June 30, 2022.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

18

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.45% of the first $300 million, and 0.40% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Fund has no sub-adviser.

Park Avenue has contractually agreed through April 30, 2023 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.79% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2022, Park Avenue did not waive any fees or pay any Fund expenses.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2022, the Fund paid distribution fees in the amount of $393,802 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (TBA) securities) for the six months ended June 30, 2022, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$216,865,884	$119,327,694
Sales	316,871,165	47,912,792

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

c. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

d. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2022, the Fund did not hold any restricted, other than 144A restricted securities, or illiquid securities.

f. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

g. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

h. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation

20

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

i. LIBOR Replacement Risk The terms of many investments, financings or other transactions in the U.S. and globally have been historically tied to LIBOR, which functions as a reference rate or benchmark for various commercial and financial contracts. LIBOR may be a significant factor in determining payment obligations under derivatives transactions, the cost of financing of a Fund’s investments, or the value or return on certain other fund investments. As a result, LIBOR may be relevant to, and directly affect, a Fund’s performance. In July 2017, the Chief Executive of the UK Financial Conduct Authority (the “FCA”) announced that the FCA would no longer persuade nor compel banks to submit rates for the calculation of LIBOR after 2021. On March 5, 2021, the FCA announced that all LIBOR settings will either cease to be provided by any administrator, or no longer be representative, immediately after December 31, 2021, for all four non-U.S. dollar LIBORs (British Pound (“GBP”), Euro, Swiss Franc and Japanese Yen) and for one-week and two-month U.S. dollar LIBOR settings, and immediately after June 30, 2023 for the remaining U.S. dollar LIBOR settings, including three-month U.S. dollar LIBOR. In addition, in connection with supervisory guidance from regulators, some regulated entities will cease to enter into most new LIBOR contracts after January 1, 2022. Although a Fund may continue to invest in instruments that reference LIBOR or otherwise use LIBOR reference rates due to favorable liquidity or pricing, new LIBOR assets may no longer be available. Regulators and market participants have been working together to identify or develop successor reference rates and how the calculation of associated spreads (i.e., the amounts above the relevant reference rates paid by borrowers in the market) (if any) should be adjusted. Replacement rates that have been identified include the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities, and the Sterling Overnight Index Average Rate (“SONIA”), which is intended to replace GBP LIBOR and measures the overnight interest rate paid by banks for unsecured transactions in the sterling market, although other replacement rates could be adopted by market participants. At this time, it is not possible to predict the effect of the establishment of SOFR, SONIA or any other replacement rates or any other reforms to LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as

LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of a Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades. In addition, there are challenges to converting certain contracts and transactions to a new benchmark and neither the full effects of the transition process nor its ultimate outcome is known. The transition process might lead to increased volatility and illiquidity in markets for instruments with terms tied to LIBOR, reduced values of LIBOR related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Fund.

j. Disclosures About Derivative Instruments and Hedging Activities The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2022 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Under certain market conditions, the Fund may use credit default swaps to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve exposure, (iii) manage risk, (iv) enhance returns, or (v) as substitutes for permitted Fund investments. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities.

The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. Cleared swaps are transacted through futures commission merchants (“FCM”s) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. Funds post initial and variation margin by making payments to their clearing member FCMs.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

Generally, the Fund will enter into credit default swaps on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Credit default swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to credit default swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a credit default swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

In addition to the risks generally applicable to derivatives, risks associated with credit default swap agreements include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements.

As of June 30, 2022, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

	Interest Rate Contracts	Credit Default Contracts

Asset Derivatives
Futures Contracts[1]	$309,033	$—
Swap Contracts[2]	—	789,735

Liability Derivatives
Futures Contracts[1]	$(677,210)	$—

[1]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

[2]

Statement of Assets and Liabilities location: Includes the fair value of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative investments for the six months ended June 30, 2022 were as follows:

	Interest Rate Contracts	Credit Default Contracts

Net Realized Gain/(Loss)
Futures Contracts[1]	$(4,031,724)	$—
Swap Contracts[2]	—	1,543,139

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[3]	$261,808	$—
Swap Contracts[4]	—	1,042,840

	Interest Rate Contracts	Credit Default Contracts

Average Number of Notional Amounts
Futures Contracts[5]	1,097	—
Swap Contracts — Buy/Sell Protection	$—	$34,566,571

[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net realized gain/(loss) from swap contracts.
[3]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[4]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on swap contracts.
[5]	Amount represents number of contracts.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 6, 2023. The Fund did not utilize the credit facility during the six months ended June 30, 2022.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

8. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually, taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified, no less than monthly, into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets that must be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 23-24, 2022, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented since its inception.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Recent Rulemaking

Rule 2a-5 and Rule 31a-4

In December 2020, the Securities and Exchange Commission (“SEC”) adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act and defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a fund must fair value a security. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 is September 8, 2022.

Rule 18f-4

In October 2020, the SEC adopted Rule 18f-4 under the 1940 Act related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies. Rule 18f-4 supersedes the framework currently used by funds to comply with Section 18 of the 1940 Act and requires funds whose use of derivatives is more than a limited specified exposure to establish a derivatives risk management program and appoint a derivatives risk manager. The compliance date for Rule 18f-4 is August 19, 2022.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Management Agreement

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 23-24, 2022 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund (formerly, Guardian International Value VIP Fund); Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid Cap Core VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (“Investment Management Agreement”), is in the best interests of the Funds and their shareholders; and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as subadvisers to certain of the Funds (the “Sub-advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund; (ii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund; (iii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iv) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (v) Wellington Management Company LLP with respect to Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vii) Janus Henderson Investors US LLC (formerly, Janus Capital Management LLC) with respect to Guardian Mid Cap Traditional Growth VIP Fund; (viii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (ix) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (x) FIAM LLC with respect to Guardian Select Mid Cap Core VIP Fund; and (xi) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting (each, a “Subadviser” and collectively, the “Subadvisers”) for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Subadviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Subadvisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and

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SUPPLEMENTAL INFORMATION (UNAUDITED)

evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Subadviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Subadvisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Subadvisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Subadviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Subadvisers to the COVID-19 pandemic, including the implementation of remote work arrangements. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Subadvisers, monitoring the Subadvisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Subadvisers with respect to the services that the Subadvisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend subadvisers, and the Manager’s ability to monitor and oversee subadvisers and recommend replacement subadvisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Subadvisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Subadvisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Subadvisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Subadvisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Subadvisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations,

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SUPPLEMENTAL INFORMATION (UNAUDITED)

that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Subadviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year, five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Subadvisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Subadviser was generally satisfactory, or, that any steps being taken by the Manager and Subadvisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Subadvisers, but noted that the Manager had negotiated the fees with the Subadvisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Subadvisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. The Trustees also considered that the Manager proposed (and the Board approved) changes to the expense limitation for three Funds, in each case bringing total expenses closer to the median for the peer group. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Subadvisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for eleven of sixteen Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset

28

SUPPLEMENTAL INFORMATION (UNAUDITED)

levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Subadvisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Subadvisers and their affiliates are consistent with those expected for a subadviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, the 4th quintile for its performance universe for the 3-year period and the 5th quintile for its performance universes for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 3rd quintile for the 3-year period and in the 4th quintile for 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period, in the 1st quintile of its performance universe for the 3-year period and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

29

SUPPLEMENTAL INFORMATION (UNAUDITED)

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 3rd quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 3rd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 2nd quintile.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 4th quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 4th quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would decrease the Fund’s expense limitation from 1.10% to 1.09% reflecting movement closer to the median of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, in the 1st quintile for the 3-year period and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 1st quintile for the 3-year period. The Board also noted that the Fund’s performance was above the benchmark index for the 3-year and 5- year periods. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian International Equity VIP Fund (formerly, Guardian International Value VIP Fund)

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 3rd quintile of the expense group and that the actual management fee was in the 2nd quintile.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 5th quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 2nd quintile.

30

SUPPLEMENTAL INFORMATION (UNAUDITED)

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period and lower than the benchmark index for the since-inception period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 1st quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile of the expense group and that the actual management fee was in the 3rd quintile.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 4th quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year period and was in line with the benchmark index for the since-inception period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 3rd quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile.

Guardian All Cap Core VIP Fund, Guardian Select Mid Cap Core VIP Fund, Guardian Small-Mid Cap Core VIP Fund and Guardian Strategic Large Cap Core VIP Fund

•	Given each Fund’s short operational history, Broadridge did not provide performance information for these Funds. The Board noted that it would have opportunity to consider each Fund’s performance information at future contract review meetings and would receive monthly performance information from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile for each Fund, except Guardian Strategic Large Cap Core VIP Fund. The Board noted that the contractual management fee and actual total expenses were in the 1st quintile for the Guardian Strategic Large Cap Core VIP Fund and the actual management fee was in the 2nd quintile.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

31

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

32

This Page Intentionally Left Blank

33

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB10524

Guardian Variable

Products Trust

2022

Semiannual Report

All Data as of June 30, 2022

Guardian U.S. Government Securities VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian U.S. Government Securities VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2022. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $226,326,122

Bond Sector Allocation[1] As of June 30, 2022

Bond Quality Allocation[2] As of June 30, 2022

1

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

Top Ten Holdings[1] As of June 30, 2022

Holding	Coupon Rate	Maturity Date	% of Total Net Assets
U.S. Treasury Note	1.500%	9/30/2024	13.08%
U.S. Treasury Note	1.625%	11/30/2026	10.52%
U.S. Treasury Note	1.375%	11/15/2031	5.86%
Vanguard Short-Term Inflation-Protected Securities ETF	—	—	4.76%
Fannie Mae ACES	3.610%	2/25/2031	3.44%
CGRBS Commercial Mortgage Trust	3.704%	3/13/2035	2.87%
Federal Home Loan Bank	1.375%	2/17/2023	2.84%
Freddie Mac Multifamily Structured Pass-Through Certificates	2.524%	10/25/2029	2.71%
Freddie Mac Multifamily Structured Pass-Through Certificates	3.117%	6/25/2027	2.63%
Freddie Mac Multifamily Structured Pass-Through Certificates	2.595%	9/25/2029	2.51%
Total			51.22%

[1]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Cash includes short-term investments and net other assets and liabilities.
[2]

The Bond Quality Allocation chart displays the percentage of fund assets allocated to each rating. Rating agencies’ independent ratings of individual securities are aggregated by Barclays, and market weights are reported using Standard & Poor’s letter rating conventions. Rating methodology uses the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services, and Fitch Ratings. When a rating from only two of the rating agencies is available, the lower rating is used. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standards of credit quality. Rating agencies may fail to make timely changes in credit ratings, and an issuer’s current financial condition may be better or worse than a rating indicates. In formulating investment decisions for the Fund, Park Avenue Institutional Advisers LLC develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

2

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22-6/30/22	Expense Ratio During Period 1/1/22-6/30/22
Based on Actual Return	$1,000.00	$ 937.70	$3.60	0.75%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,021.08	$3.76	0.75%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

SCHEDULE OF INVESTMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

June 30, 2022 (unaudited)	Principal Amount	Value
Agency Mortgage–Backed Securities – 29.4%

Fannie Mae ACES 2015-M17 A2 2.986% due 11/25/2025(1)(2)	$2,008,119	$1,982,347
2016-M11 A2 2.369% due 7/25/2026(1)(2)	4,500,000	4,324,111
2019-M4 A2 3.61% due 2/25/2031	7,764,000	7,781,482
2021-M4 A2 1.515% due 2/25/2031(1)(2)	1,000,000	850,046

Freddie Mac Multifamily Structured Pass-Through Certificates K026 A2 2.51% due 11/25/2022	2,647,228	2,637,338
K030 A2 3.25% due 4/25/2023(1)(2)	1,946,391	1,939,545
K032 A2 3.31% due 5/25/2023(1)(2)	2,490,000	2,479,414
K048 A2 3.284% due 6/25/2025(1)(2)	2,045,000	2,039,089
K053 A2 2.995% due 12/25/2025	2,225,000	2,198,098
K058 A2 2.653% due 8/25/2026	1,500,000	1,460,315
K065 A2 3.243% due 4/25/2027	1,300,000	1,292,473
K066 A2 3.117% due 6/25/2027	6,000,000	5,941,165
K073 A2 3.35% due 1/25/2028	4,277,000	4,279,959
K082 A2 3.92% due 9/25/2028(1)(2)	3,385,000	3,475,488
K099 A2 2.595% due 9/25/2029	6,000,000	5,689,898
K101 A2 2.524% due 10/25/2029	6,500,000	6,126,037
K124 A2 1.658% due 12/25/2030	4,200,000	3,642,799
K730 A2 3.59% due 1/25/2025(1)(2)	3,878,310	3,882,953
K740 A2 1.47% due 9/25/2027	5,000,000	4,542,862

Total Agency Mortgage–Backed Securities (Cost $72,423,201)		66,565,419
Asset–Backed Securities – 3.6%

AmeriCredit Automobile Receivables Trust 2019-2 C 2.74% due 4/18/2025	1,500,000	1,488,130

BlueMountain CLO Ltd. 2014-2A BR2 2.813% (LIBOR 3 Month + 1.75%) due 10/20/2030(2)(3)	600,000	571,424

Enterprise Fleet Financing LLC 2020-1 A2 1.78% due 12/22/2025(3)	675,496	671,082

June 30, 2022 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

Hyundai Auto Lease Securitization Trust 2021-A B 0.61% due 10/15/2025(3)	$2,000,000	$1,942,908

NextGear Floorplan Master Owner Trust 2022-1A A2 2.80% due 3/15/2027(3)	1,750,000	1,684,371

Verizon Owner Trust 2020-A B 1.98% due 7/22/2024	1,000,000	988,140

Voya CLO Ltd. 2016-3A A3R 2.794% (LIBOR 3 Month + 1.75%) due 10/18/2031(2)(3)	925,000	883,467

Total Asset–Backed Securities (Cost $8,474,355)		8,229,522
Non–Agency Mortgage–Backed Securities – 14.0%

BAMLL Commercial Mortgage Securities Trust 2015-200P A 3.218% due 4/14/2033(3)	1,450,000	1,386,514

BB-UBS Trust 2012-SHOW A 3.43% due 11/5/2036(3)	1,000,000	969,760

CGRBS Commercial Mortgage Trust 2013-VN05 A 3.369% due 3/13/2035(3)	2,000,000	1,998,764
2013-VN05 B 3.704% due 3/13/2035(1)(2)(3)	6,500,000	6,506,586

Citigroup Commercial Mortgage Trust 2014-GC21 A5 3.855% due 5/10/2047	1,700,000	1,689,580

CityLine Commercial Mortgage Trust 2016-CLNE C 2.871% due 11/10/2031(1)(2)(3)	1,000,000	963,845

Commercial Mortgage Trust 2013-WWP B 3.726% due 3/10/2031(3)	3,075,000	3,081,333
2013-WWP C 3.544% due 3/10/2031(3)	3,500,000	3,504,174
2013-WWP D 3.898% due 3/10/2031(3)	1,767,000	1,770,279
2014-UBS3 A4 3.819% due 6/10/2047	1,550,000	1,538,809
2015-CR23 A4 3.497% due 5/10/2048	2,500,000	2,448,924

GS Mortgage Securities Corp. II 2005-ROCK A 5.366% due 5/3/2032(3)	1,700,000	1,775,484

GS Mortgage Securities Trust 2013-GC16 A4 4.271% due 11/10/2046	1,410,000	1,409,964

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

June 30, 2022 (unaudited)	Principal Amount	Value
Non–Agency Mortgage–Backed Securities (continued)

Hudson Yards Mortgage Trust 2016-10HY A 2.835% due 8/10/2038(3)	$600,000	$556,791

ONE Park Mortgage Trust 2021-PARK A 2.024% due 3/15/2036(1)(2)(3)	500,000	476,400

Wells Fargo Commercial Mortgage Trust 2021-SAVE A 2.474% due 2/15/2040(1)(2)(3)	636,315	609,474

WFRBS Commercial Mortgage Trust 2014-C19 AS 4.271% due 3/15/2047	1,000,000	991,683

Total Non–Agency Mortgage–Backed Securities (Cost $32,957,937)		31,678,364
U.S. Government Agencies – 14.2%

Federal Farm Credit Banks Funding Corp. 1.21% due 3/3/2025	3,800,000	3,610,114
0.50% due 7/2/2025	4,100,000	3,786,555
0.125% due 4/13/2023	5,500,000	5,385,160

Federal Home Loan Bank 2.50% due 12/9/2022	3,950,000	3,946,880
1.25% due 6/9/2028	5,500,000	4,908,750
0.875% due 6/12/2026	3,000,000	2,744,670
1.375% due 2/17/2023	6,490,000	6,435,808

Federal National Mortgage Association 0.50% due 11/7/2025	1,300,000	1,193,244

Total U.S. Government Agencies (Cost $33,804,920)		32,011,181
U.S. Government Securities – 33.0%

U.S. Treasury Note 0.375% due 1/31/2026	3,000,000	2,727,422
0.875% due 11/15/2030	500,000	422,109
1.375% due 11/15/2031	15,300,000	13,270,359
1.50% due 9/30/2024	30,600,000	29,595,937
1.625% due 11/30/2026	25,300,000	23,805,719
2.00% due 4/30/2024	2,400,000	2,358,000
2.00% due 8/15/2025	2,650,000	2,567,395

Total U.S. Government Securities (Cost $80,142,998)		74,746,941

	Shares	Value
Exchange–Traded Funds – 4.8%

Vanguard Short-Term Inflation-Protected Securities ETF	215,000	10,775,800

Total Exchange–Traded Funds (Cost $10,933,850)		10,775,800

June 30, 2022 (unaudited)	Principal Amount	Value
Short–Term Investments – 0.4%
Repurchase Agreements – 0.4%

Fixed Income Clearing Corp., 0.24%, dated 6/30/2022, proceeds at maturity value of $989,433, due 7/1/2022(4)	$989,426	$989,426

Total Repurchase Agreements (Cost $989,426)		989,426

Total Investments(5) – 99.4% (Cost $239,726,687)		224,996,653

Assets in excess of other liabilities(6) – 0.6%		1,329,469

Total Net Assets – 100.0%		$226,326,122

(1)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2022.
(3)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2022, the aggregate market value of these securities amounted to $29,352,656, representing 13.0% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	3.00%	6/30/2024	$1,010,400	$1,009,295

(5)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

(6)	Assets in excess of other liabilities include net unrealized depreciation on futures contracts as follows:

Open futures contracts at June 30, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	September 2022	284	Long	$32,091,054	$31,879,000	$(212,054)
U.S. Ultra 10-Year Treasury Note	September 2022	17	Long	2,181,244	2,165,375	(15,869)
Total				$34,272,298	$34,044,375	$(227,923)

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	September 2022	85	Short	$(10,131,946)	$(10,075,156)	$56,790

Legend:

CLO — Collateralized Loan Obligation

LIBOR — London Interbank Offered Rate

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage–Backed Securities	$—	$66,565,419	$—	$66,565,419
Asset–Backed Securities	—	8,229,522	—	8,229,522
Non–Agency Mortgage–Backed Securities	—	31,678,364	—	31,678,364
U.S. Government Agencies	—	32,011,181	—	32,011,181
U.S. Government Securities	—	74,746,941	—	74,746,941
Exchange–Traded Funds	10,775,800	—	—	10,775,800
Repurchase Agreements	—	989,426	—	989,426
Total	$10,775,800	$214,220,853	$—	$224,996,653
Other Financial Instruments
Futures Contracts
Assets	$56,790	$—	$—	$56,790
Liabilities	(227,923)	—	—	(227,923)
Total	$(171,133)	$—	$—	$(171,133)

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

Statement of Assets and Liabilities As of June 30, 2022 (unaudited)
Assets

Investments, at value	$224,996,653

Receivable for variation margin on futures contracts	646,291

Interest receivable	556,571

Cash deposits with brokers for futures contracts	379,390

Reimbursement receivable from adviser	15,517

Prepaid expenses	1,858

Total Assets	226,596,280

Liabilities

Investment advisory fees payable	87,492

Payable for fund shares redeemed	69,390

Distribution fees payable	46,538

Accrued audit fees	16,474

Accrued administrative fees	15,719

Accrued custodian and accounting fees	12,089

Accrued trustees’ and officers’ fees	2,336

Accrued expenses and other liabilities	20,120

Total Liabilities	270,158

Total Net Assets	$226,326,122

Net Assets Consist of:

Paid-in capital	$235,702,535

Distributable loss	(9,376,413)

Total Net Assets	$226,326,122

Investments, at Cost	$239,726,687

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	23,503,193

Net Asset Value Per Share	$9.63

Statement of Operations For the Six Months Ended June 30, 2022 (unaudited)
Investment Income

Dividends	$94,946

Interest	1,730,616

Total Investment Income	1,825,562

Expenses

Investment advisory fees	575,301

Distribution fees	306,011

Professional fees	34,733

Trustees’ and officers’ fees	29,448

Administrative fees	20,652

Custodian and accounting fees	20,005

Transfer agent fees	7,774

Shareholder reports	6,052

Other expenses	6,696

Total Expenses	1,006,672

Less: Fees waived	(88,638)

Total Expenses, Net	918,034

Net Investment Income/(Loss)	907,528

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Derivative Contracts

Net realized gain/(loss) from investments	(1,976,921)

Net realized gain/(loss) from futures contracts	(1,945,155)

Net change in unrealized appreciation/(depreciation) on investments	(13,586,040)

Net change in unrealized appreciation/(depreciation) on futures contracts	109,748

Net Loss on Investments and Derivative Contracts	(17,398,368)

Net Decrease in Net Assets Resulting From Operations	$(16,490,840)

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/22	For the Year Ended 12/31/21

Operations

Net investment income/(loss)	$907,528	$1,687,222

Net realized gain/(loss) from investments and derivative contracts	(3,922,076)	(1,392,950)

Net change in unrealized appreciation/(depreciation) on investments and derivative contracts	(13,476,292)	(7,119,698)

Net Decrease in Net Assets Resulting from Operations	(16,490,840)	(6,825,426)

Capital Share Transactions

Proceeds from sales of shares	530,820	61,933,777

Cost of shares redeemed	(31,621,496)	(44,390,560)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(31,090,676)	17,543,217

Net Increase/(Decrease) in Net Assets	(47,581,516)	10,717,791

Net Assets

Beginning of period	273,907,638	263,189,847

End of period	$226,326,122	$273,907,638

Other Information:

Shares

Sold	53,443	5,929,472

Redeemed	(3,210,056)	(4,268,018)

Net Increase/(Decrease)	(3,156,613)	1,661,454

8	The accompanying notes are an integral part of these financial statements.

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9

FINANCIAL INFORMATION — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/22	$10.27	$0.04	$(0.68)	$(0.64)	$9.63	(6.23)%	(4)

Year Ended 12/31/21	10.53	0.06	(0.32)	(0.26)	10.27	(2.47)%

Year Ended 12/31/20	10.00	0.09	0.44	0.53	10.53	5.30%

Period Ended 12/31/19(5)	10.00	0.02	(0.02)	0.00	10.00	0.00%	(4)

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$226,326	0.75%	(4)	0.82%	(4)	0.74%	(4)	0.67%	(4)	11%	(4)

273,908	0.75%		0.82%		0.61%		0.54%		64%

263,190	0.75%		0.84%		0.84%		0.75%		76%

270,003	0.70%	(4)	0.89%	(4)	1.29%	(4)	1.10%	(4)	31%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2019, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on October 21, 2019.

The accompanying notes are an integral part of these financial statements.	11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

June 30, 2022 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian U.S. Government Securities VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 21, 2019. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks total return with an emphasis on current income as well as capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable or for which a Service or independent broker-dealer does not provide a valuation are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Exchange-traded financial futures contracts are valued at the last settlement price on the market where they are primarily traded.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2022, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2022 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2022, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Fund’s asset allocation or risk exposure, (iii) to enhance potential return, or (iv) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into cleared swaps.

In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund.

The Fund may not achieve the anticipated benefits of the swap contracts and may realize a loss. There were no credit default swaps held as of June 30, 2022.

e. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of its investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from its current market value. There were no options transactions as of June 30, 2022.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Distributions received from real estate investment trusts, if any, may be classified as dividends, capital gains and/or return of capital. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.47% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Fund has no sub-adviser.

Park Avenue has contractually agreed through April 30, 2023 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.75% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees and may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2022, Park Avenue waived fees and/or paid Fund expenses in the amount of $88,638.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2022, the Fund paid distribution fees in the amount of $306,011 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (TBA) securities) for the six months ended June 30, 2022, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$12,683,721	$14,023,057
Sales	6,700,582	49,242,652

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

15

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

f. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2022, the Fund did not hold any restricted, other than 144A restricted securities, or illiquid securities.

g. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

h. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

i. LIBOR Replacement Risk The terms of many investments, financings or other transactions in the U.S. and globally have been historically tied to LIBOR, which functions as a reference rate or benchmark for various commercial and financial contracts. LIBOR may be a significant factor in determining payment obligations under derivatives transactions, the cost of financing of a Fund’s investments, or the value or return on certain other fund investments. As a result, LIBOR may be relevant to, and directly affect, a Fund’s performance. In July 2017, the Chief Executive of the UK Financial Conduct Authority (the “FCA”) announced that the FCA would no longer persuade nor compel banks to submit rates for the calculation of LIBOR after 2021. On

16

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

March 5, 2021, the FCA announced that all LIBOR settings will either cease to be provided by any administrator, or no longer be representative, immediately after December 31, 2021, for all four non-U.S. dollar LIBORs (British Pound (“GBP”), Euro, Swiss Franc and Japanese Yen) and for one-week and two-month U.S. dollar LIBOR settings, and immediately after June 30, 2023 for the remaining U.S. dollar LIBOR settings, including three-month U.S. dollar LIBOR. In addition, in connection with supervisory guidance from regulators, some regulated entities will cease to enter into most new LIBOR contracts after January 1, 2022. Although a Fund may continue to invest in instruments that reference LIBOR or otherwise use LIBOR reference rates due to favorable liquidity or pricing, new LIBOR assets may no longer be available. Regulators and market participants have been working together to identify or develop successor reference rates and how the calculation of associated spreads (i.e., the amounts above the relevant reference rates paid by borrowers in the market) (if any) should be adjusted. Replacement rates that have been identified include the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities, and the Sterling Overnight Index Average Rate (“SONIA”), which is intended to replace GBP LIBOR and measures the overnight interest rate paid by banks for unsecured transactions in the sterling market, although other replacement rates could be adopted by market participants. At this time, it is not possible to predict the effect of the establishment of SOFR, SONIA or any other replacement rates or any other reforms to LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of a Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades. In addition, there are challenges to converting certain contracts and transactions to a new benchmark and neither the full effects of the transition process nor its ultimate outcome is known. The transition process might lead to increased volatility and illiquidity in markets for instruments with terms tied to LIBOR, reduced values of LIBOR related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Fund.

j. Disclosures About Derivative Instruments and Hedging Activities The Fund entered into futures contracts for the six months ended June 30, 2022 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Under certain market conditions, the Fund may use credit default swaps to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve exposure, (iii) manage risk, (iv) enhance returns, or (v) as substitutes for permitted Fund investments. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities.

The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. Cleared swaps are transacted through futures commission merchants (“FCM”s) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. Funds post initial and variation margin by making payments to their clearing member FCMs.

Generally, the Fund will enter into credit default swaps on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Credit default swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to credit default swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a credit default swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

In addition to the risks generally applicable to derivatives, risks associated with credit default swap agreements include adverse changes in the returns of the underlying instruments, failure of the counterparties

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements.

As of June 30, 2022, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Interest Rate Contracts
Asset Derivatives
Futures Contracts[1]	$56,790
Liability Derivatives
Futures Contracts[1]	$(227,923)
[1]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative investments for the six months ended June 30, 2022 were as follows:

Interest Rate Contracts
Net Realized Gain/(Loss)
Futures Contracts[1]	$(1,945,155)
Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[2]	$109,748
Average Number of Notional Amounts
Futures Contracts[3]	701

[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[3]	Amount represents number of contracts.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a credit agreement with respect to a $10 million committed revolving credit facility from State Street Bank and Trust Company (the “Credit Agreement”) for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is based on a daily fluctuating rate per annum equal to the Applicable Rate (as defined in the Credit Agreement) plus the Applicable Margin (as defined in the Credit Agreement) that is subject to change from time to time as and when the Applicable Rate changes. Under the current Credit Agreement, the Applicable Rate for any day is defined as the rate per annum equal to the sum of

(a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day and (ii) the Overnight Bank Funding Rate for such day; the Applicable Margin is 1.25%. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 6, 2023. The Fund did not utilize the credit facility during the six months ended June 30, 2022.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than annually, taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified, no less than monthly, into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets that must be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 23-24, 2022, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented since its inception.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Recent Rulemaking

Rule 2a-5 and Rule 31a-4

In December 2020, the Securities and Exchange Commission (“SEC”) adopted Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act and defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a fund must fair value a security. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 is September 8, 2022.

Rule 18f-4

In October 2020, the SEC adopted Rule 18f-4 under the 1940 Act related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies. Rule 18f-4 supersedes the framework currently used by funds to comply with Section 18 of the 1940 Act and requires funds whose use of derivatives is more than a limited specified exposure to establish a derivatives risk management program and appoint a derivatives risk manager. The compliance date for Rule 18f-4 is August 19, 2022.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Management Agreement

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 23-24, 2022 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian All Cap Core VIP Fund; Guardian Core Plus Fixed Income VIP Fund; Guardian Diversified Research VIP Fund; Guardian Global Utilities VIP Fund; Guardian Growth & Income VIP Fund; Guardian Integrated Research VIP Fund; Guardian International Growth VIP Fund; Guardian International Equity VIP Fund (formerly, Guardian International Value VIP Fund); Guardian Large Cap Disciplined Growth VIP Fund; Guardian Large Cap Disciplined Value VIP Fund; Guardian Large Cap Fundamental Growth VIP Fund; Guardian Mid Cap Relative Value VIP Fund; Guardian Mid Cap Traditional Growth VIP Fund; Guardian Multi-Sector Bond VIP Fund; Guardian Select Mid Cap Core VIP Fund; Guardian Small Cap Core VIP Fund; Guardian Small-Mid Cap Core VIP Fund; Guardian Strategic Large Cap Core VIP Fund; Guardian Total Return Bond VIP Fund and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and together, the “Funds”), in substantially the form presented at this meeting (“Investment Management Agreement”), is in the best interests of the Funds and their shareholders; and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as subadvisers to certain of the Funds (the “Sub-advised Funds”), namely (i) ClearBridge Investments, LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund; (ii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund; (iii) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund and Guardian Strategic Large Cap Core VIP Fund; (iv) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund; (v) Wellington Management Company LLP with respect to Guardian Integrated Research VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund; (vi) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund; (vii) Janus Henderson Investors US LLC (formerly, Janus Capital Management LLC) with respect to Guardian Mid Cap Traditional Growth VIP Fund; (viii) Allspring Global Investments, LLC with respect to Guardian Mid Cap Relative Value VIP Fund and Guardian Small-Mid Cap Core VIP Fund; (ix) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund; (x) FIAM LLC with respect to Guardian Select Mid Cap Core VIP Fund; and (xi) Massachusetts Financial Services Company with respect to Guardian All Cap Core VIP Fund, each in substantially the form presented at this meeting (each, a “Subadviser” and collectively, the “Subadvisers”) for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Subadviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Subadvisers.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Subadviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Subadvisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Subadvisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Subadviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Subadvisers to the COVID-19 pandemic, including the implementation of remote work arrangements. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Subadvisers, monitoring the Subadvisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Subadvisers with respect to the services that the Subadvisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend subadvisers, and the Manager’s ability to monitor and oversee subadvisers and recommend replacement subadvisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Subadvisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Subadvisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Subadvisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Subadvisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Subadvisers.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Subadviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year, five-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Subadvisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Subadviser was generally satisfactory, or, that any steps being taken by the Manager and Subadvisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Subadvisers, but noted that the Manager had negotiated the fees with the Subadvisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Subadvisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. The Trustees also considered that the Manager proposed (and the Board approved) changes to the expense limitation for three Funds, in each case bringing total expenses closer to the median for the peer group. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Subadvisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds. In this

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SUPPLEMENTAL INFORMATION (UNAUDITED)

regard, the Board noted that for eleven of sixteen Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Subadvisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Subadvisers and their affiliates are consistent with those expected for a subadviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, the 4th quintile for its performance universe for the 3-year period and the 5th quintile for its performance universes for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and 5-year periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 3rd quintile for the 3-year period and in the 4th quintile for 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year period, in the 1st quintile of its performance universe for the 3-year period and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

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•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 3rd quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 2nd quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 3rd quintile for the 3-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 5-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 3-year period.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 2nd quintile.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 4th quintile for the 3-year and 5-year periods. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period. The Board also noted that the Fund’s performance was below the benchmark index for the 3-year and 5-year periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 4th quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would decrease the Fund’s expense limitation from 1.10% to 1.09% reflecting movement closer to the median of the expense group.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, in the 1st quintile for the 3-year period and in the 2nd quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 2nd quintile of the expense group.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and 5-year periods and in the 1st quintile for the 3-year period. The Board also noted that the Fund’s performance was above the benchmark index for the 3-year and 5- year periods. The Board noted that the Fund’s performance was below the benchmark index for the 1-year period.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian International Equity VIP Fund (formerly, Guardian International Value VIP Fund)

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and 5-year periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and 5-year periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 3rd quintile of the expense group and that the actual management fee was in the 2nd quintile.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 5th quintile for the 5-year period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year and 3-year periods. The Board noted that the Fund’s performance was in line with the benchmark index for the 5-year period.

25

SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 2nd quintile.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was higher than the benchmark index for the 1-year period and lower than the benchmark index for the since-inception period.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 1st quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee and actual total expenses were in the 1st quintile of the expense group and that the actual management fee was in the 3rd quintile.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 4th quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year period and was in line with the benchmark index for the since-inception period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year period and in the 3rd quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile.

Guardian All Cap Core VIP Fund, Guardian Select Mid Cap Core VIP Fund, Guardian Small-Mid Cap Core VIP Fund and Guardian Strategic Large Cap Core VIP Fund

•	Given each Fund’s short operational history, Broadridge did not provide performance information for these Funds. The Board noted that it would have opportunity to consider each Fund’s performance information at future contract review meetings and would receive monthly performance information from the Manager.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile for each Fund, except Guardian Strategic Large Cap Core VIP Fund. The Board noted that the contractual management fee and actual total expenses were in the 1st quintile for the Guardian Strategic Large Cap Core VIP Fund and the actual management fee was in the 2nd quintile.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

26

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

27

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB10527

Item 1. (continued)

(b)	Not applicable to this semi-annual report.

Item 2.  Code of Ethics.

Not applicable to this semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	None.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Exhibits.

(a)(1) Code of ethics – not applicable to this semi-annual report.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Written solicitation to purchase securities under Rule 23c-1 -Not applicable.

(a)(4) There was no change in the registrant’s independent public accountant during the reporting period.

(b) Certification pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guardian Variable Products Trust

By (Signature and Title)*	/s/ Dominique Baede
Dominique Baede, President
(Principal Executive Officer)
Date: September 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Dominique Baede
Dominique Baede, President
(Principal Executive Officer)

Date: September 6, 2022

By (Signature and Title)*	/s/ John H Walter
John H Walter, Treasurer
(Principal Financial and Accounting Officer)
Date: September 6, 2022